As filed with the Securities and Exchange Commission on April 14, 2011

Registration No. 333-125817

811-21776

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 18

and

REGISTRATION STATEMENT

UNDER THE

INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 19

SEPARATE ACCOUNT VA X

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland, Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	May 1, 2011 pursuant to paragraph (b) of Rule 485

☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. This Prospectus is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS (Subject to Completion April 4, 2011)

FLEXIBLE PREMIUM VARIABLE ANNUITY - I

Issued Through

SEPARATE ACCOUNT VA X

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2011

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Flexible Premium Variable Annuity - I , you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2011. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

AMERICAN FUNDS INSURANCE SERIES® TRUST

Managed by Capital Research and Management CompanySM

American Funds – Asset Allocation Fund – Class 2

American Funds – Bond Fund – Class 2

American Funds – Growth Fund – Class 2

American Funds – Growth-Income Fund – Class 2

American Funds – International Fund – Class 2

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio – Initial Class

Fidelity VIP Equity-Income Portfolio – Initial Class

Fidelity VIP Growth Portfolio – Initial Class

Fidelity VIP Mid Cap Portfolio – Initial Class

Fidelity VIP Value Strategies Portfolio – Initial Class

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Balanced Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

GE INVESTMENTS FUNDS, INC.

Managed by GE Asset Management, Inc.

GE Investments Total Return Fund – Class 3

NATIONWIDE VARIABLE INSURANCE TRUST

Advised by Nationwide Fund Advisors

NVIT Developing Markets Fund

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP – Service Class

Transamerica Asset Allocation – Growth VP – Service Class

Transamerica Asset Allocation – Moderate VP – Service Class

Transamerica Asset Allocation – Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica AEGON Active Asset Allocation – ConservativeVP – Service Class

Transamerica AEGON Active Asset Allocation – Moderate VP – Service Class

Transamerica AEGON Active Asset Allocation – Moderate Growth VP – Service Class

Transamerica AEGON Money Market VP – Service Class

Transamerica AEGON U.S. Government Securities VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 35 VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Index 100 VP – Service Class

Subadvised by Alliance Bernstein L.P.

Transamerica AllianceBernstein Dynamic Allocation VP – Service Class

Subadvised by BlackRock Financial Management, Inc.

Transamerica BlackRock Tactical Allocation VP – Service Class

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Foxhall Global Growth VP – Service Class

Transamerica Foxhall Global Commodities & Hard Asset VP – Service Class

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP – Service Class

Transamerica Hanlon Growth VP – Service Class

Transamerica Hanlon Growth and Income VP – Service Class

Transamerica Hanlon Managed Income VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Core Bond VP – Service Class

Transamerica JPMorgan Mid Cap Value VP – Service Class

Transamerica JPMorgan Tactical Allocation VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc. and BlackRock Financial Management, Inc.

Transamerica Multi-Managed Balanced VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Real Return TIPS VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Advised by Transamerica Asset Management, Inc.

Transamerica BlackRock Global Allocation VP – Service Class

TRANSAMERICA SERIES TRUST

Subadvised by AEGON USA Investment Management, LLC.

Transamerica AEGON High Yield Bond VP – Initial Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Initial Class

Subadvised by ING Clarion Real Estate Securities, LLC.

Transamerica Clarion Global Real Estate Securities VP – Initial Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Initial Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP – Initial Class

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP – Initial Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International AllocationVP – Initial Class

Transamerica Morgan Stanley Growth Opportunities VP – Initial Class

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class

Subadvised by Morgan Stanley Investment Management Inc. and Invesco Advisers, Inc.

Transamerica Multi Managed Large Cap Core VP – Initial Class

Subadvised by Systematic Financial Management L.P.

Transamerica Systematic Small/Mid Cap Value VP – Initial Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP – Initial Class

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP – Initial Class

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Equity VP – Initial Class

Transamerica WMC Diversified Growth VP – Initial Class

VANGUARD VARIABLE INSURANCE FUND

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

WANGER ADVISORS TRUST

Managed by Columbia Wanger Asset Management, LLC.

Wanger International

Wanger USA

TABLE OF CONTENTS continued

	Possible Tax Law Changes	54

	Separate Account Charges	54

	Foreign Tax Credits	54

	Guaranteed Lifetime Withdrawal Benefits	54

10.	ADDITIONAL FEATURES	54

	Systematic Payout Option	54

	Initial Payment Guarantee	55

	Additional Death Distribution	56

	Additional Death Distribution+	57

	Nursing Care and Terminal Condition Withdrawal Option	58

	Unemployment Waiver	58

	Telephone Transactions	59

	Dollar Cost Averaging Program	59

	Asset Rebalancing	61

	Guaranteed Lifetime Withdrawal Benefits	61

	Living Benefits Rider	61

	Retirement Income Choice® 1.2 Rider	68

	Retirement Income Choice® 1.4 Rider - This

	Rider is No Longer Available for New Sales	80

	Income Link® Rider	90

11.	OTHER INFORMATION	97

	Ownership	97

	Beneficiary	97

	Right to Cancel Period	97

	Assignment	97

	Sending Forms and Transaction Requests in Good Order	97

	Mixed and Shared Funding	98

	Exchanges and Reinstatements	98

	Voting Rights	98

	Legal Proceedings	99

	Transamerica Life Insurance Company	99

	Financial Condition of the Company	99

	The Separate Account	100

	Distribution of the Policies	100

	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	103

	APPENDIX
	CONDENSED FINANCIAL INFORMATION	104

	APPENDIX
	POLICY VARIATIONS	113

	APPENDIX
	EXCESS INTEREST ADJUSTMENT EXAMPLES	117

	APPENDIX
	DEATH BENEFIT	121

	APPENDIX
	ADDITIONAL DEATH DISTRIBUTION RIDER - ADDITIONAL INFORMATION	124

	APPENDIX
	ADDITIONAL DEATH DISTRIBUTION+ RIDER - ADDITIONAL INFORMATION	125

	APPENDIX
	GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE	126

	APPENDIX
	LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS	131

	APPENDIX
	GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS -RETIREMENT INCOME CHOICE ® 1.2 RIDER AND RETIREMENT INCOME CHOICE® 1.4 RIDER (RETIREMENT INCOME CHOICE® 1.4 - NO LONGER AVAILABLE FOR NEW SALES)	138

	APPENDIX
	GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS - INCOME LINK® RIDER	144

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Cash Value — The adjusted policy value less any rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Choice® 1.2 Rider or the Income Link® Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA X, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative and Service Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

You (Your) — the owner of the policy.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed under “Investment Choices” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See “Appendix – Policy Variations” for information about older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depend on the death benefit option that you select, as follows:

•	0.45% if you do not choose an optional guaranteed minimum death benefit

•	0.60% if you choose the Return of Premium Death Benefit

•	0.80% if you choose the Annual Step-Up Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2

•	0.30%if you choose the American Funds - Bond Fund - Class 2

•	0.30% if you choose the American Funds - Growth Fund - Class 2

•	0.30% if you choose the American Funds - Growth-Income Fund - Class 2

•	0.30% if you choose the American Funds - International Fund - Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.20% if you choose the GE Investments Total Return Fund - Class 3

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

•	0.10 % if you choose the Transamerica BlackRock Global Allocation VP - Service Class

•	0.20% if you choose the Fidelity VIP Contrafund® Portfolio – Initial Class*

•	0.20% if you choose the Fidelity VIP Equity-Income Portfolio – Initial Class*

•	0.20% if you choose the Fidelity VIP Growth Portfolio – Initial Class*

•	0.20% if you choose the Fidelity VIP Mid Cap Portfolio – Initial Class*

•	0.20% if you choose the Fidelity VIP Value Strategies Portfolio – Initial Class*

•	0.20% if you choose the International Portfolio*

•	0.20% if you choose the Short-Term Investment-Grade Portfolio*

•	0.20% if you choose the Total Bond Market Index Portfolio*

•	0.20% if you choose the Equity Index Portfolio*

•	0.20% if you choose the Mid-Cap Index Portfolio*

•	0.20% if you choose the REIT Index Portfolio*

*	If you purchased your policy prior to May 1, 2011, the Fund Facilitation Fee does not apply to policy value allcoated to this fund.

If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Retirement Income Choice® 1.2 Rider, there is an annual rider fee during the accumulation phase of 1.20% (of the withdrawal base charged quarterly) if you elect the Open Allocation option, and 0.45% to 1.40% if you elect the Designated Allocation option depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Income Link® Rider, there is a rider fee during the accumulation phase of 0.90% (on an annual basis) of the withdrawal base charged quarterly.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees.

The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Annual Step-Up Death Benefit

•	Return of Premium Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.

•

You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.

•	Under certain medically related circumstances, you may surrender all or part of the policy value. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any excess interest adjustment. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice® 1.2 Rider.” If you elect the Retirement Income Choice® 1.2 Rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option and meet other conditions. (See “Retirement Income Choice® 1.2 - Allocation Options and Restrictions”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage. This feature is called the “Income Link® Rider.” If you elect the Income Link® Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Income Link® Rider - Designated Investment Options”.) You may lose the benefit of this rider if you take non-Income Link® rider systematic withdrawals. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See “Appendix – Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2010, if any) are in “Appendix – Condensed Financial Information” to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaannuities.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.(All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered) Base Policy	0%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $35 per policy

Separate Account Annual Expenses (as a percentage, annually, of average separate account value):

Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.30%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	0.45%

Optional Separate Account Expenses:
Annual Step-Up Death Benefit	0.35%
Return of Premium Death Benefit	0.15%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	1.10%

Optional Rider Fees:

Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution+ (annual charge based on policy value)	0.55%
Living Benefits Rider (annual charge, a % of Total Withdrawal Base)	0.90%
Retirement Income Choice® 1.2 Rider (annual charge, a % of withdrawal base):
Base Benefit Open Allocation Option (Maximum)	1.95%
Base Benefit Open Allocation Option (Current)	1.20%
Base Benefit Designated Allocation Group A (Maximum)	2.15%

Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%
Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%
Additional Benefits available with the Retirement Income Choice® 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income Enhancement Benefit (Single Life Option)	0.15%
Income Enhancement Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income Choice® 1.2 Rider Fees (Joint Life)with Highest Combination of Benefits	2.65%

Current Total Retirement Income Choice® 1.2 Rider Fees (Joint Life)with Highest Combination of Benefits	1.90%

Retirement Income Choice® 1.4 Rider (annual charge, a % of withdrawal base):

This Rider is No Longer Available for New Sales

Base Benefit Designated Allocation Group A (Maximum)	2.15%
Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%
Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%
Additional Benefits available with the Retirement Income ChoiceSM 1.4 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income Enhancement Benefit (Single Life Option)	0.15%
Income Enhancement Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income Choice® 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	2.65%

Current Total Retirement Income Choice® 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits .	1.90%

Income Link® Rider (annual charge a - % of withdrawal base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2010 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.19%
Highest Gross	1.78%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2010, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income Choice® 1.2 Rider - Joint Life with additional Death Benefit and Income Enhancement options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period:

1 Year	$552
3 Years	$1672
5 Years	$2815
10 Years	$5768

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:

1 Year	$552
3 Years	$1672
5 Years	$2815
10 Years	$5768

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Annuity Policy Fee Table and Expense Examples: The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

Policy Owner Transaction Expenses:

Maximum Surrender Charge: If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See section “5. Expenses”.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%), the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 (0.15%), the Transamerica BlackRock Global Allocation VP - Service Class (0.10%), the Fidelity - VIP Contrafund® Portfolio - Initial Class (0.20%), the Fidelity - VIP Equity-Income Portfolio - Initial Class (0.20%), the Fidelity - VIP Growth Portfolio - Initial Class (0.20%), the Fidelity - VIP Mid Cap Portfolio - Initial Class (0.20%), the Fidelity - VIP Value Strategies Portfolio - Initial Class (0.20%), the Vanguard International Portfolio (0.20%), the Vanguard Short-Term Investment-Grade Portfolio (0.20%), the Vanguard Total Bond Market Index Portfolio (0.20%), the Vanguard Equity Index Portfolio (0.20%), the Vanguard Mid-Cap Index Portfolio (0.20%), and the Vanguard REIT Index Portfolio (0.20%). See section “5. Expenses”.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.

Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the

“principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Retirement Income Choice® 1.2 Rider, Retirement Income Choice® 1.4 Rider and Income Link® – base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.4 Rider – Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice® 1.2 Rider or the Retirement Income Choice® 1.4 Rider with one or more of the following options – Death Benefit or Income Enhancement Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income Choice® 1.2 Rider and Maximum Total Retirement Income Choice® 1.4 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Current Total Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Maximum Total Retirement Income Choice® 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Current Total Retirement Income Choice® 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Maximum Total Income Link® Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

1.	THE ANNUITY POLICY

This prospectus describes the Flexible Premium Variable Annuity – I policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix – Policy Variations” for information about older policies.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives in good order (at our Administrative and Service Office) all information needed to issue the policy;

•	the Company receives in good order (at our Administrative and Service Office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative and Service Office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information at our administrative and service office. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative and Service Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

For issue ages 0-80, we reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative and Service Office, or by telephone, subject to the limitations described under “Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors, but may not be available for all policies. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy. Please be certain to review the notes following the list of variable investment choices.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

AMERICAN FUNDS INSURANCE SERIES® TRUST

Managed by Capital Research and Management CompanySM

American Funds – Asset Allocation Fund – Class 2

American Funds – Bond Fund – Class 2

American Funds – Growth Fund – Class 2

American Funds – Growth-Income Fund – Class 2

American Funds – International Fund – Class 2

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio – Initial Class

Fidelity VIP Equity-Income Portfolio – Initial Class

Fidelity VIP Growth Portfolio – Initial

Class Fidelity VIP Mid Cap Portfolio – Initial Class

Fidelity VIP Value Strategies Portfolio – Initial Class

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Balanced Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

GE INVESTMENTS FUNDS, INC.

Managed by GE Asset Management, Inc.

GE Investments Total Return Fund – Class 3

NATIONWIDE VARIABLE INSURANCE TRUST

Advised by Nationwide Fund Advisors

NVIT Developing Markets Fund

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP – Service Class

Transamerica Asset Allocation – Growth VP – Service Class

Transamerica Asset Allocation – Moderate VP – Service Class

Transamerica Asset Allocation – Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica AEGON Active Asset Allocation – Conservative VP – Service Class

Transamerica AEGON Active Asset Allocation – Moderate VP – Service Class

Transamerica AEGON Active Asset Allocation – Moderate Growth VP – Service Class

Transamerica AEGON Money Market VP – Service Class

Transamerica AEGON U.S. Government Securities VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 35 VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Index 100 VP – Service Class

Subadvised by Alliance Bernstein L.P.

Transamerica AllianceBernstein Dynamic Allocation VP – Service Class

Subadvised by BlackRock Financial Management, Inc.

Transamerica BlackRock Tactical Allocation VP – Service Class

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Foxhall Global Growth VP – Service Class

Transamerica Foxhall Global Commodities & Hard Asset VP – Service Class

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP – Service Class

Transamerica Hanlon Growth VP – Service Class

Transamerica Hanlon Growth and Income VP – Service Class

Transamerica Hanlon Managed Income VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Core Bond VP – Service Class

Transamerica JPMorgan Mid Cap Value VP – Service Class

Transamerica JPMorgan Tactical Allocation VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc. and BlackRock Financial Management, Inc.

Transamerica Multi – Managed Balanced VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Real Return TIPS VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Advised by Transamerica Asset Management, Inc.

Transamerica BlackRock Global Allocation VP – Service Class

TRANSAMERICA SERIES TRUST

Subadvised by AEGON USA Investment Management, LLC.

Transamerica AEGON High Yield Bond VP – Initial Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Initial Class

Subadvised by ING Clarion Real Estate Securities, LLC.

Transamerica Clarion Global Real Estate Securities VP – Initial Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Initial Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP – Initial Class

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP – Initial Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP – Initial Class

Transamerica Morgan Stanley Growth Opportunities VP – Initial Class

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class

Subadvised by Morgan Stanley Investment Management Inc. and Invesco Advisers, Inc.

Transamerica Multi Managed Large Cap Core VP – Initial Class

Subadvised by Systematic Financial Management L.P.

Transamerica Systematic Small/Mid Cap Value VP – Initial Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP – Initial Class

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP – Initial Class

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Equity VP – Initial Class

Transamerica WMC Diversified Growth VP – Initial Class

VANGUARD VARIABLE INSURANCE FUND

Advised by Schroder Investment Management North

America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

WANGER ADVISORS TRUST

Managed by Columbia Wanger Asset Management, LLC.

Wanger International

Wanger USA

NOTES TO VARIABLE INVESTMENT CHOICES

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons, and risk tolerance.

There can be no assurance that the Transamerica AEGON Money Market VP – Service Class portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of policy charges, the yield on the Transamerica AEGON Money Market VP – Service Class subaccount may become extremely low and possibly negative.

Transamerica Series Trust – Service Class – As of January 2, 2007, new policyholders may only invest in the Service Class subaccounts. The Initial Class Subaccounts are only available to the policyholders who purchased the policy before December 31, 2006.

Transamerica Morgan Stanley Capital Growth VP formerly known as Transamerica Focus and formerly subadvised by Transamerica Investment Management, LLC.

Transamerica WMC Diversified Equity VP formerly known as Transamerica Diversified Equity VP and formerly subadvised by Transamerica Investment Management, LLC.

Transamerica Multi-Managed Balanced VP formerly known as Transamerica Balanced VP and formerly subadvised by Transamerica Investment Management, LLC.

Transamerica AllianceBernstein Dynamic Allocation VP formerly known as Transamerica Convertible Securities VP and formerly subadvised by Transamerica Investment Management, LLC.

Transamerica Morgan Stanley Growth Opportunities VP formerly known as Transamerica Growth Opportunities VP and formerly subadvised by Transamerica Investment Management, LLC.

Invesco Advisors has been added as a subadviser with Morgan Stanley Investment Management Inc for Transamerica Multi-Managed Large Cap Core VP.

Transamerica AEGON Money Market VP formerly known as Transamerica Money Market VP and formerly subadvised by Transamerica Investment Management, LLC.

Transamerica Systematic Small/Mid Cap Value VP formerly known as Transamerica Small/Mid Cap Value VP and formerly subadvised by Transamerica Investment Management, LLC.

Transamerica AEGON U.S. Government Securities VP formerly known as Transamerica U.S. Government Securities VP and formerly subadvised by Transamerica Investment Management, LLC.

The following subaccounts are only available to owners who held an investment in this subaccount on October 12, 2007. However, if any such owner surrenders all of his or her money from this subaccount after October 12, 2007, that owner may not reinvest in this subaccount.

TRANSAMERICA SERIES TRUST

Subadvised by AEGON USA Investment Management, LLC.

Transamerica AEGON U.S. Government Securities VP – Initial Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Initial Class

The following subaccount was closed to new investments on February 8, 2008:

TRANSAMERICA SERIES TRUST

Subadvised by J.P. Morgan Investment Management Inc. and BlackRock Financial Management, Inc.

Transamerica Multi-Managed Balanced VP – Initial Class

The following subaccounts was closed to new investments on August 13, 2010:

TRANSAMERICA SERIES TRUST

Subadvised by Alliance Bernstein L.P.

Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice. We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios [or portfolio classes], close existing portfolios [or portfolio classes], or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, the Company will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order at our Administrative and Service Office while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading.

We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgement and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur even with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued after the date of this prospectus. See “Appendix – Policy Variations” for information about older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix – Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	The mortality and expense risk fee is at an annual rate of 0.30% if no guaranteed minimum death benefit is elected.

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 0.45%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 0.65%.

During the income phase, the mortality and expense risk fee is at an annual rate of 0.30%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. We apply the fee to funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.30% if you choose the American Funds – Asset Allocation Fund – Class 2

•	0.30% if you choose the American Funds – Bond Fund – Class 2

•	0.30% if you choose the American Funds – Growth Fund – Class 2

•	0.30% if you choose the American Funds – Growth-Income Fund – Class 2

•	0.30% if you choose the American Funds – International Fund – Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

•	0.20% if you choose the GE Investments Total Return Fund – Class 3

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

•	0.10 % if you choose the Transamerica BlackRock Global Allocation VP – Service Class

•	0.20% if you choose the Fidelity VIP Contrafund® Portfolio – Initial Class*

•	0.20% if you choose the Fidelity VIP Equity-Income Portfolio – Initial Class*

•	0.20% if you choose the Fidelity VIP Growth Portfolio – Initial Class*

•	0.20% if you choose the Fidelity VIP Mid Cap Portfolio – Initial Class*

•	0.20% if you choose the Fidelity VIP Value Strategies Portfolio – Initial Class*

•	0.20% if you choose the International Portfolio*

•	0.20% if you choose the Short-Term Investment-Grade Portfolio*

•	0.20% if you choose the Total Bond Market Index Portfolio*

•	0.20% if you choose the Equity Index Portfolio*

•	0.20% if you choose the Mid-Cap Index Portfolio*

•	0.20% if you choose the REIT Index Portfolio*

*	If you purchased your policy prior to May 1, 2011, the Fund Facilitation Fee does not apply to policy value allcoated to this fund.

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Additional Death Distribution+

If you elect the Additional Death Distribution+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Retirement Income Choice® 1.2 Rider and Additional Options Fees

If you elect the Retirement Income Choice® 1.2 rider, then the rider fee, which is charged quarterly before annuitization, depends on the allocation option that you choose. If you choose the Open Allocation option, then the fee for the base benefit (for either single or joint life) is 1.20% ( on an annual basis) of the withdrawal base. If you choose the Designated Investment option, then the fee for the base benefit (for single or joint life) is 1.40%, 1.00%, and 0.45% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income Choice® 1.2 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement Benefit	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income Choice® 1.4 Rider and Additional Options Fees – This Rider is No Longer Available for New Sales

If you elect the Retirement Income Choice® 1.4 rider, then the rider fee, which is charged quarterly before annuitization, is 1.40%, 1.00%, and 0.45% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income Choice® 1.4 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement Benefit	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Income Link® Rider Fee

If you elect the Income Link® rider, then the rider fee, which is charged quarterly before annuitization, is 0.90% (on an annual basis) of the withdrawal base.

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies and directly or indirectly receives some or all of the 12b-1 fees from the funds available as investment choices under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please note: Some of the underlying funds listed in the chart below may not currently be available under your policy:

Incoming Payments to the Company and/or TCI

Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND	0.35%
NATIONWIDE VARIABLE INSURANCE TRUST	0.25%
WANGER ADVISORS TRUST	0.35%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
GE INVESTMENTS FUNDS, INC.	0.45%
VANGUARD VARIABLE INSURANCE FUND	0.00%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2010 we received $72,069,379 from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future. Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•

may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2010, TCI or its affiliates received total revenue sharing payments in the amount of

$1,769,559 from the following Fund managers and/or sub-advisers to participate in TCI’s events: Alliance Bernstein Investments, American Funds, BlackRock Investment Management, LLC., BNY Melon, , Federated Equity Management Co, of PA, Fidelity Investments, Foxhall Capital Management, Franklin Templeton Investments, GE Asset Management, Hanlon Investment Management Inc., ING Clarion Real Estate Securities, Invesco AIM, Janus Capital, Jennison Associates, JPMorgan Investment Management, Loomis, Sayles & Company, MFS Investment Management, Neuberger Berman Management, Oppenheimer Funds, Pacific Investment Management Company, Putnam, Schroder Investment Management North America, Transamerica Investment Management, Van Kampen Investments, Vanguard, Wellington Management Company. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your Contract.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency Cash® payment option.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Any payment or transfer request which is not in good order will cause a delay.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee or Notary Public Stamp as required by us) for the following transaction requests:

•	Any surrenders over $250,000;

•	Certain surrenders on or within 15 days of an address change;

•	Any disbursement request made on or within 15 days of an ownership change;

•

Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file;

•	Any other transaction where we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, in our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 552-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest maximum annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative and Service Office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investments in the separate account may be reallocated in accordance with the beneficiary’s instructions. The Company may permit the beneficiary to give a “one-time” instruction to reallocate the investments in the separate account to the money market fund before receiving due proof of death, however, provided that each beneficiary agrees to such reallocation instructions.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency Cash®; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

•	the policy value on the date we receive the required information in good order at our Administrative and Service Office;

•

the cash value on the date we receive the required information in good order at our Administrative and Service Office (this will be more than the policy value if there is a positive excess interest adjustment);

•

and the guaranteed minimum death benefit, if any, (discussed below), plus premium payments, less adjusted partial surrenders, from the date of death to the date the death benefit is paid. Please see “Appendix – Death Benefit” for illustrative examples regarding Death Benefit calculations.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.35% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if you or the annuitant is 91 or older on the policy date. There is an extra charge for this death benefit of 0.15% annually.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the “Appendix – Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) policy comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements. The value of death benefit options and riders elected may need to be considered in calculating minimum required distributions.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the policy will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional policy provisions such as the guaranteed lifetime withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required. For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity policy’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Defense of Marriage Act

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition “spouse” under federal law—e.g., civil union partners or same-sex marriage spouses—may have adverse tax consequences. Consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer tax exemption to $5,000,000 and reduces the generation-skipping transfer tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and generation-skipping transfer provisions of the 2010 Act are only effective until December 31, 2012; thereafter, the provisions will sunset, and the federal estate, gift and generation-skipping transfer taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Policies Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals (i.e., partial surrenders) from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval.

Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional withdrawal while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate.

Keep in mind that partial withdrawals under the Systematic Payout Option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

Please note, if you elect certain features (e.g. living benefit riders) your Systematic Payout Option may be different for the first year.

There is no charge for this benefit.

Ini tial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Initial Payment Guarantee. The application and operation of the Initial Payment Guarantee are governed by the terms and conditions of the policy itself.

Additional Death Distribution

The optional Additional Death Distribution rider pays an additional amount (based on earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings, if any, on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see “Appendix – Additional Death Distribution—Additional Information” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing,

•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Additional Death Distribution+

The optional Additional Death Distribution+ rider pays an additional death benefit amount when a death benefit is payable during the accumultion phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75.

Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but currently equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix – Additional Death Distribution+—Additional Information” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Additional Death Distribution+, then the spouse will receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.

Please note: the rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing in good order,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution+ may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a maximum annuiity commencement date.

The Additional Death Distribution+ may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution+. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

There is no restricion on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make certain transactions by telephone upon our receipt of the appropriate authorization.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for losses resulting from telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

G uaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits – the Living Benefits Rider, the Retirement Income Choice® 1.2 Rider or the Income Link® Rider. Important aspects of each of these riders are summarized in the “Appendix – Guaranteed Lifetime Withdrawal benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

The following benefits are no longer available for new sales, but if you have previously elected one of these riders you can still upgrade:

•	5 for Life Rider

•	5 for Life with Growth Rider

•	Income Select for Life Rider

•	Retirement Income Choice® Rider

•	Retirement Income Choice® with Double Withdrawal Base Benefit Rider

•	Retirement Income Choice® 1.4 Rider

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

•

Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)

Guaranteed Minimum Accumulation Benefit

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix – Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the Living Benefits Rider, (first as withdrawals from your policy value or, if necessary, as payments from us) we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees – on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to any excess interest adjustment; and

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). A penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.

•	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix – Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis.

Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities VP—Service Class subaccount (which invests in the Transamerica U.S. Government Securities VP—Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government SecuritiesVP—Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by sending us written notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income Choice® 1.2 Rider

You may elect to purchase the optional Retirement Income Choice® 1.2 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value according to either the designated allocation option or open allocation option both of which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice® 1.2 rider for a qualified policy.

Retirement Income Choice® 1.2 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

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The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

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Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated according to the Designated Allocation option or the Open Allocation option. You should consult with your registered representative to assist you in determining whether the investment restrictions attributable to each option are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income Choice® 1.2 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform

Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated according to either the Designated Allocation option or the Open Allocation option. (See “Allocation Options and Restrictions.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥ 75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•	We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation Option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds - Asset Allocation Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

Transamerica AEGON Active Asset Allocation - Moderate Growth VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Multi-Managed Balanced VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 75 VP – Service Class

GE Investments Total Return Fund – Class 3

Designated Allocation Group B

Transamerica AEGON Active Asset Allocation -Moderate VP – Service Class

Transamerica Asset Allocation – Moderate VP – Service Class

Transamerica BlackRock Global Allocation VP – Service Class

Transamerica BlackRock Tactical Allocation VP – Service Class

Transamerica Index 50 VP – Service Class

Designated Allocation Group C

Transamerica AllianceBernstein Dynamic Allocation VP – Service Class

Transamerica AEGON Active Asset Allocation – Conservative VP – Service Class

Transamerica AEGON Money Market VP – Service Class

Transamerica AEGON U.S. Government Securities VP – Service Class

Transamerica Asset Allocation – Conservative VP – Service Class

Transamerica JPMorgan Core Bond VP – Service Class

Transamerica JPMorgan Tactical Allocation VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica PIMCO Real Return TIPS VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Index 35 VP – Service Class

American Funds-Bond Fund – Class 2

Fixed Account

Transfers between the designated investment options in the Designated Allocation option are allowed as permitted under the policy; however, transfers as provided for in the policy from a designated investment option to a non-designated investment option are not permitted unless you change your allocation option to the Open Allocation option.

Open Allocation Option. Under the Open Allocation option, you may allocate to any investment options available under the policy.

If you elect the Open Allocation option, the OA Method will automatically be in effect. The OA Method uses a mathematical model which is designed to help the Company manage portfolio risk and support the guarantees under the rider. Under the OA Method, the mathematical model monitors your policy value and guarantees under the rider and transfers amounts back and forth between the OA Transamerica ProFund UltraBear VP subaccount or certain other subaccounts we choose (each an “OA subaccount” and collectively, the “OA subaccounts”) and the variable investment options you choose to the extent necessary to support the benefit guarantees. You will still have complete discretion over the selection of, and allocation to, the variable investment options for any portion of your policy value that the OA Method does not allocate to the OA subaccounts. You should read the underlying fund prospectus for the variable OA subaccounts carefully before you elect the Open Allocation option.

Transfers to the OA subaccounts according to the mathematical model will be proportionally from all your variable investment options. This mathematical model will not change once you purchase the rider, but we may use a different model for riders issued in the future.

The OA Method is designed to help manage the Company’s portfolio risk associated with negative performance and support the guarantees under the rider. You should not view the rider nor the OA Method as a “market timing” or other type of investment program designed to enhance your policy value. If you choose the Open Allocation option, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the OA subaccounts, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Open Allocation option.

Under the OA Method, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the OA subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the OA subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the OA subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors.

Transactions you make also affect the number of OA transfers including:

•	additional premium payments; and

•	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional OA transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the OA subaccounts. OA Method transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the OA subaccounts first occur when the policy value drops by a cumulative amount of 2% to 5% over any period of time in relation to the guarantees, although the mathematical model may make transfers to the OA subaccounts when the policy value drops by a cumulative amount of less than 3%. The mathematical model will not transfer more than 20% of the policy value to the OA subaccounts. If the policy value continues to fall, no more transfers to the OA subaccounts will occur. However, up to 30% of the policy value could be in the OA subaccounts due to negative performance of the investment options. If negative investment performance causes the percentage of the policy value in the OA subaccounts to exceed 30% then the mathematical model will transfer the excess policy value back into your investment options. The policy value allocated to the OA subaccounts will remain there unless your policy value recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the rider. This generally occurs when the policy value increases by 2.5% to 10% in relation to the guarantees under the rider, although the mathematical model may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the OA subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the OA subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.

See “Appendix—OA Method Transfers” in the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the allocation on a daily basis.

Please Note: The OA Transamerica ProFunds UltraBear VP subaccount invests in the Transamerica ProFunds UltraBear VP portfolio which is designed to seek daily investment results, before fees and expenses that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500

Index. Please read the prospectus for the Transamerica ProFunds UltraBear VP portfolio to understand how its investment objective may affect your policy value if OA Method transfers occur to the OA Transamerica ProFunds UltraBear VP subaccount.

You cannot allocate premium payments or transfers to the OA subaccounts.

Please note:

•	If you no longer want to be subject to an allocation option, you will be required to terminate the rider. If you terminate the rider you will lose all of its benefits.

•

We can change or eliminate a designated allocation group at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income Choice® 1.2 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee if you elect the Death Benefit and/or the Income Enhancement Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income Enhancement Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income Choice® 1.2 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix -Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders – Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

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If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse,” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Option. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.

•	Confinement must be prescribed by a physician based on the individual’s inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.

•	You cannot elect the Income Enhancement Option if you are confined in an assisted living facility or a residential care facility.

A Qualifying Hospital must meet the following criteria:

•	It is operated pursuant to the laws of the jurisdiction in which it is located;

•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;

•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;

•	It is supervised by a staff of one or more licensed physicians; and

•	It has medical, surgical and diagnostic facilities or access to such facilities.

A Qualifying Nursing Facility must meet the following criteria:

•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer’s disease facility;

•	It provides care performed or supervised by a registered graduate nurse;

•	It provides room and board accommodations; and

•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis.

•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and

•	It maintains a clinical record of each patient.

A Qualifying Nursing Facility does not include:

•	Assisted living facilities or residential care facilities;

•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;

•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;

•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;

•	A rehabilitation hospital or basic care facilities;

•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or

•	Other facilities similar to those described above.

We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income Enhancement Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income Enhancement Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.

Retirement Income Choice® 1.2 Fees

Retirement Income Choice® 1.2 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups, or changes to other allocation options during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The Open Allocation option base quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

The Designated Allocation option base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups or different allocation options on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income Choice® 1.2 Rider Issue Requirements

The Company will not issue the Retirement Income Choice® 1.2 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice® 1.2 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income Choice® 1.2 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice® 1.2 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income Choice® 1.4 Rider – This Rider is No Longer Available for New Sales

You may elect to purchase the optional Retirement Income Choice® 1.4 rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice® 1.4 rider for a qualified policy.

Retirement Income Choice® 1.4 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

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You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income Choice® 1.4 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and therafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥ 75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Appendix—Guaranteed Lifetime Benefit Adjustment Partial Surrenders—Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.4 Rider” for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Options.

If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds – Asset Allocation Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

Transamerica Asset Allocation – Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Multi-Managed Balanced VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 75 VP – Service Class

GE Investments Total Return Fund – Class 3

Designated Allocation Group B

Transamerica Asset Allocation – Moderate VP – Service Class

Transamerica BlackRock Global Allocation VP – Service Class

Transamerica BlackRock Tactical Allocation VP – Service Class

Transamerica Index 50 VP – Service Class

Designated Allocation Group C

Transamerica Asset Allocation – Conservative VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica AEGON Money Market VP – Service Class

Transamerica AEGON U.S. Government Securities VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Index 35 VP – Service Class

American Funds – Bond Fund – Class 2

Fixed Account Transamerica AllianceBernstein Dynamic Allocation VP – Service Class

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income Choice® 1.4 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee if you elect the Death Benefit and/or the Income Enhancement Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income Enhancement Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income Choice® 1.4 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Option. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the individual(s) is/are already confined in a hospital or nursing facility.

•	Confinement must be prescribed by a physician based on the individual’s inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.

•	You cannot elect the Income Enhancement Option if you are confined in an assisted living facility or a residential care facility.

A Qualifying Hospital must meet the following criteria:

•	It is operated pursuant to the laws of the jurisdiction in which it is located;

•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;

•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;

•	It is supervised by a staff of one or more licensed physicians; and

•	It has medical, surgical and diagnostic facilities or access to such facilities.

A Qualifying Nursing Facility must meet the following criteria:

•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer’s disease facility;

•	It provides care performed or supervised by a registered graduate nurse;

•	It provides room and board accommodations; and

•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis.

•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and

•	It maintains a clinical record of each patient.

A Qualifying Nursing Facility does not include:

•	Assisted living facilities or residential care facilities;

•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;

•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;

•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;

•	A rehabilitation hospital or basic care facilities;

•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or

•	Other facilities similar to those described above.

We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income Enhancement Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income Enhancement Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.

Retirement Income Choice® 1.4 Fees

Retirement Income Choice® 1.4 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income Choice® 1.4 Rider Issue Requirements

The Company will not issue the Retirement Income Choice® 1.4 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice® 1.4 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income Choice® 1.4 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice® 1.4 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Income Link® Rider

You may elect to purchase the optional Income Link® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage (see the “Withdrawal Options and Percentages” section); and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income Link® rider for a qualified policy. The date this rider is added to your policy is the “rider date.” You choose the date of the first Income Link® rider systematic withdrawal, which is the Income Link® rider start date. If you elect the Income Link® rider you cannot elect another GLWB.

Income Link® Rider– Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each Income Link® rider withdrawal year (first as systematic withdrawals from your policy value and, if necessary, as systematic payments from us), beginning on the Income Link® rider start date and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of a non-Income Link® rider systematic withdrawal; see Withdrawal Base Adjustments below). The first Income Link® rider withdrawal year begins on the Income Link® rider start date and each successive Income Link® rider withdrawal year begins thereafter on each anniversary of that date.

Income Link® Rider – Systematic Withdrawals. In order to begin receiving Income Link® rider systematic withdrawals, you must elect the withdrawal option and frequency (monthly, quarterly, semi-annually or annually) through which you will receive the Income Link® rider systematic withdrawals (for qualified policies you will also have to elect whether or not to receive your minimum required distribution amount as calculated herein). Any change to the frequency of your Income Link® rider systematic withdrawals will take effect at the beginning of the next Income Link® rider withdrawal year. Any other withdrawal, regardless of amount or timing, is a non-Income Link® rider systematic withdrawal. See “Withdrawal Base Adjustments”.

Of course, you can always withdraw any amount up to your cash value pursuant to your rights under the policy at your discretion however, withdrawals other than Income Link® rider systematic withdrawals (and certain minimum required distributions) will reduce the withdrawal base. See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Income Link® Rider” for an example showing the effect of a hypothetical withdrawal in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for Income Link® rider systematic withdrawals from your policy value each Income Link® rider withdrawal year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount or on a non-systematic basis, because such withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•	Depending on which withdrawal option you elect, your withdrawal percentage will decrease after second, third, fourth, fifth, sixth or seventh withdrawal year.

•

The longer you wait to start taking Income Link® rider systematic withdrawals under the rider, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular Income Link® rider systematic withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•

Any withdrawal that is not an Income Link® rider systematic withdrawal (or certain minimum required distributions) will decrease the withdrawal base; the impact may be on a greater than dollar-for-dollar basis.

•

During any Income Link® rider withdrawal year, if there is a withdrawal base adjustment, the remaining rider withdrawal amount and the Income Link® rider systematic withdrawal amount will increase or decrease by the same percentage as the withdrawal base.

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Income Link® rider terminates and all benefits thereunder cease.

•

The only way to receive withdrawals (either Income Link® rider systematic withdrawals or minimum required distributions) without causing an adjustment to the withdrawal base is to use the Income Link® rider systematic withdrawal programs.

Like all withdrawals, Income Link® rider systematic withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce the amount you can withdraw “adjustment free” as a minimum required distribution;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount systematically each Income Link® rider withdrawal year from your policy value without causing an adjustment. See “Withdrawal Base Adjustments” below. You must use a systematic withdrawal program to withdraw your rider withdrawal amount. Such withdrawals are Income Link® rider systematic withdrawals. Any withdrawal other than an Income Link® rider systematic withdrawal is considered a non-Income Link® rider systematic withdrawal and will result in a withdrawal base adjustment (except for certain minimum required distributions, see “Minimum Required Distribution”).

The annual rider withdrawal amount is zero until Income Link® rider start date. On the Income Link® rider start date and at the beginning of each Income Link® rider withdrawal year thereafter, the annual rider withdrawal amount is equal to the applicable withdrawal percentage (based on the withdrawal option you elect) multiplied by the withdrawal base. During any Income Link® rider withdrawal year, the rider withdrawal amount and Income Link® rider systematic withdrawal amount may be adjusted up or down as described in the Withdrawal Base Adjustment section.

Minimum Required Distribution: Prior to the Income Link® rider start date, the systematic withdrawal of the minimum required distribution amount (determined as set forth below) will not cause an adjustment. After the Income Link® rider start date, the withdrawal of the minimum required distribution amount (determined as set forth below) will not cause an adjustment to the withdrawal base; however, it must be withdrawn pursuant to an Income Link® rider systematic withdrawal program whereby you will receive your Income Link® rider systematic withdrawals and any remaining minimum required distribution amount as calculated herein distributed at the end of the applicable calendar year (not at the end of the applicable rider year).

If the plan participant (generally the annuitant) is at least 70 1/2 years old, you can withdraw via a systematic withdrawal option, an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years). Minimum required distribution amounts calculated as set forth above and taken via a systematic withdrawal option will not cause an adjustment under this provision of the rider. Any withdrawal during a calendar year will reduce the withdrawal base adjustment free minimum required distribution amount for that year.

Please note: If you want to change the mode of the systematic withdrawal through which you are receiving your “adjustment free” minimum required distribution, your change will not take effect until the next anniversary of your systematic withdrawal program. Likewise, if you stop a systematic withdrawal program you cannot restart a new systematic program until the date that would have been the anniversary of the systematic withdrawal program you stopped. (For example, if you started a monthly systematic withdrawal program to receive your “adjustment free” minimum required distribution amount on August 19, 2010, and stopped it on December 21, 2010, you could not restart a new systematic withdrawal program until August 19, 2011.)

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•	The rider withdrawal amount will be zero until the Income Link® rider start date, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during an Income Link® rider withdrawal year for withdrawal in a future Income Link® rider withdrawal year. This means that if you do not take the entire rider withdrawal amount during an Income Link® rider withdrawal year, you cannot take more than the rider withdrawal amount in the next Income Link® rider withdrawal year and maintain the rider’s guarantees.

•	Non-Income Link® rider systematic withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

Withdrawal Options and Percentages. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the withdrawal option you select. The withdrawal percentages, categorized by withdrawal option, are as follows:

Withdrawal Option— number years at increased rate	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
7 years	5% for 7 years and 4% thereafter	4.5% for 7 years and 3.5% thereafter
6 years	6% for 6 years and 4% thereafter	5.5% for 6 years and 3.5% thereafter
5 years	7% for 5 years and 4% thereafter	6.5% for 5 years and 3.5% thereafter
4 years	8% for 4 years and 4% thereafter	7.5% for 4 years and 3.5% thereafter
3 years	9% for 3 years and 4% thereafter	8.5% for 3 years and 3.5% thereafter
2 years	10% for 2 years and 4% thereafter	9.5% for 2 years and 3.5% thereafter

Please note, once established, the withdrawal percentage will not increase.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to non-Income Link® rider systematic withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greater of:

•	current withdrawal base or;

•	the Automatic Step-up amount (see “Automatic Step-Up” below).

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no non-Income Link® rider systematic withdrawal occurred, or (2) the policy value on the rider anniversary.

The rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Please note:

•	The withdrawal base “steps-up” on rider anniversaries whereas a Income Link® rider withdrawal year begins on the Income Link® rider start date and each anniversary thereof.

•

If an automatic step-up occurs, your remaining rider withdrawal amount and Income Link® rider systematic withdrawal amount is proportionally increased for the remainder of that Income Link® rider withdrawal year.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Premium additions will increase the withdrawal base on a dollar-for-dollar basis. See “Automatic Step-Up” for a description of how automatic step-ups increase the withdrawal base.

Income Link® rider systematic withdrawals up to the rider withdrawal amount will not reduce the withdrawal base. Non-Income Link® rider systematic withdrawals will reduce the withdrawal base, however, by the greater of the dollar amount of the withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. See “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Income Link® Rider” for examples showing the effect of hypothetical withdrawals in more detail. The effect of a negative adjustment is amplified if the policy value is less than the withdrawal base. See the “Appendix—Guaranteed Lifetime Benefit Adjustment Partial Surrenders—Income Link® Rider” for examples showing the effect of hypothetical non-Income Link® rider systematic withdrawals in more detail, including a non-Income Link® rider systematic withdrawal that reduces the withdrawal base by a pro rata amount. Withdrawal base adjustments occur immediately following premium additions or non-Income Link® rider systematic withdrawals. If you take a non-Income Link® rider systematic withdrawal that reduces your policy value (and withdrawal base) to zero, then the Income Link® rider will terminate and you will lose all its benefits.

Please Note: We do not monitor for non-Income Link® rider systematic withdrawals or notify you of withdrawal base adjustments. If you take a non-Income Link® rider systematic withdrawal please note your Income Link® rider systematic withdrawal amount will be reduced.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

Transamerica AEGON Active Asset Allocation – Conservative VP – Service Class

Transamerica AEGON Money Market VP – Service Class

Transamerica AEGON U.S. Government Securities VP – Service Class

Transamerica AllianceBernstein Dynamic Allocation VP – Service Class

Transamerica Asset Allocation – Conservative VP – Service Class

Transamerica JPMorgan Core Bond VP – Service Class

Transamerica JPMorgan Tactical Allocation VP – Service Class

Transamerica PIMCO Real Return TIPS VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Index 35 VP – Service Class

American Funds – Bond Fund – Class 2

Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Following the fifth rider anniversary you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Income Link® Rider– Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

•	The withdrawal percentage for each withdrawal option is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

Income Link® Rider Fees

Income Link® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and non-Income Link® rider systematic withdrawals during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the first rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage will remain the same).

Rider Fee Adjustment for Withdrawal Base Adjustments. A rider fee adjustment will also be calculated for subsequent premium payments and non-Income Link® rider systematic withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider.

Income Link® Rider Issue Requirements

The Company will not issue the Income Link® rider unless:

•	the annuitant is at least 55 years old and not yet 81 years old (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is at least 55 years old and not yet 81 years old (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Income Link® rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the rider if such notice is received by us following the fifth rider anniversary;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Income Link® rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Income Link® rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Ow nership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our Administrative and Service Office. An ownership change may be a taxable event.

Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specifiy their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law.

The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative and Service Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

S ending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until we have received them in good order at our Administrative and Service Office. “good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically, along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extend applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for financial obligations arising under the policies.

Financial Condition of the Company

We pay benefits under your Contract from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI’s available on the SEC;s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA X, under the laws of the State of Iowa on May 15, 2000. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

There are no commissions paid on premium payments, however, an annual continuing fee based on policy values will be paid to the selling firms. These commissions are not deducted from premium payments.

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

Special Compensation Paid to Affiliated Firms.

We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2010, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $6,350 to $500,000, and payments of between 0.10% and 1.32% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2010, we and/or TCI had such “preferred product” arrangements with the following selling firms:

AXA

Carillon Financial

Centarus Financial

CFD Investments

Citizens Bank

Compass Bank

Equity Services

Financial Advisors of America

Financial Network

Fintegra

Genworth Financial

Girard Securities

Hantz Financial

Huntington Bank

Independent Financial Group

Invest Financial Corporation

James T. Borello

Kovack Securities

LPL Financial

M&T Bank

Merrill Lynch

Money Concepts

Morgan Stanley Smith Barney

Multi Family Securities Corp

Multi Financial

National Planning Corporation

Newbridge Securities

NEXT Financial Group

Park Avenue Securities

Primevest

ProEquities

Raymond James and Associates

Raymond James Financial Group

Sigma Financial

Signator Investments

SII Investments

Summit Equities

Suntrust Bank

TFS Securities, Inc.

The Planners Network

Transamerica Financial Advisors

UBS Financial

UnionBanc Investment Services LLC

US Bancorp

Valmark Securities

Wells Fargo/Wachovia

World Equity Group

Word Group Securities

During 2010, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2010
Wells Fargo/Wachovia	$1,327,561
LPL Financial	$1,170,949
Morgan Stanley Smith Barney	$1,122,219
Merrill Lynch	$810,000
Transamerica Financial Advisors	$750,789
UBS Financial	$485,097
Raymond James Financial Services	$426,264
World Group Securities	$412,219
National Planning Corporation	$315,904
Citizens Bank	$270,113

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy - General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica Life Insurance Company

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix - Condensed Financial Information

Appendix - OA Method Transfers

Appendix - PAM Method Transfers

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2010. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Balanced Portfolio – Service Class 2	2010	$0.891406	$1.036217	0.000
Subaccount inception date May 1, 2008	2009	$0.652811	$0.891406	0.000
	2008	$1.000000	$0.652811	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2010	$1.269985	$1.380025	23,841.324
Subaccount inception date November 10, 2008	2009	$0.990582	$1.269985	24,113.677
	2008	$1.000000	$0.990582	0.000

Transamerica Asset Allocation - Conservative VP – Service Class	2010	$0.951403	$1.020967	0.000
Subaccount inception date May 1, 2007	2009	$0.771607	$0.951403	0.000
	2008	$1.000000	$0.771607	0.000

Transamerica Asset Allocation - Moderate VP – Service Class	2010	$0.912834	$0.992481	0.000
Subaccount inception date May 1, 2007	2009	$0.732736	$0.912834	0.000
	2008	$1.000000	$0.732736	0.000

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2010	$0.849074	$0.942153	752,367.801
Subaccount inception date May 1, 2007	2009	$0.672645	$0.849074	756,876.559
	2008	$1.000000	$0.672645	0.000

Transamerica AllianceBernstein Dynamic Allocation VP – Service Class(1) Subaccount inception date August 16, 2010	2010	$1.000000	$1.050061	0.000

Transamerica International Moderate Growth VP – Service Class	2010	$0.800760	$0.871452	116,058.741
Subaccount inception date May 1, 2006	2009	$0.627221	$0.800760	115,659.950
	2008	$1.000000	$0.627221	0.000

Transamerica Foxhall Global Conservative VP – Service Class	2010	$0.983837	$0.912020	0.000
Subaccount inception date November 19, 2009	2009	$0.995077	$0.983837	0.000

Transamerica PIMCO Total Return VP – Service Class	2010	$1.072962	$1.132653	23,257.228
Subaccount inception date September 8, 2005	2009	$0.939008	$1.072962	23,287.377
	2008	$1.000000	$0.939008	0.000

Transamerica Index 35 VP – Service Class	2010	$0.998480	$1.078552	0.000
Subaccount inception date November 19, 2009	2009	$0.999965	$0.998480	0.000

Transamerica Index 50 VP – Service Class	2010	$0.934209	$1.020827	0.000
Subaccount inception date May 1, 2008	2009	$0.812104	$0.934209	0.000
	2008	$1.000000	$0.812104	0.000

Transamerica Index 75 VP – Service Class	2010	$0.869808	$0.970313	0.000
Subaccount inception date May 1, 2008	2009	$0.715303	$0.869808	0.000
	2008	$1.000000	$0.715303	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Efficient Markets VP – Service Class	2010	$1.206694	$1.338654	2,093.858
Subaccount inception date May 1, 2008	2009	$1.037124	$1.206694	2,101.029
	2008	$1.000000	$1.037124	0.000

Transamerica Multi-Managed Balanced VP – Service Class(6)	2010	$0.847718	$1.036711	0.000
Subaccount inception date September 8, 2005	2009	$0.681878	$0.847718	0.000
	2008	$1.000000	$0.681878	0.000

Transamerica AEGON Money Market VP – Service Class(7)	2010	$0.990197	$0.977492	0.000
Subaccount inception date May 1, 2007	2009	$1.002938	$0.990197	0.000
	2008	$1.000000	$1.002938	0.000

Transamerica AEGON U.S. Government Securities VP – Service Class(5)	2010	$1.073262	$1.104232	0.000
Subaccount inception date September 8, 2005	2009	$1.043415	$1.073262	0.000
	2008	$1.000000	$1.043415	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2010	$1.242394	$1.350083	0.000
Subaccount inception date November 10, 2008	2009	$1.013273	$1.242394	0.000
	2008	$1.000000	$1.013273	0.000

American Funds - Asset Allocation Fund – Class 2	2010	$1.008398	$1.116648	0.000
Subaccount inception date November 19, 2009	2009	$0.989787	$1.008398	0.000

American Funds - Bond Fund – Class 2	2010	$0.994105	$1.041503	0.000
Subaccount inception date November 19, 2009	2009	$1.000908	$0.994105	0.000

GE Investments Total Return Fund – Class 3	2010	$1.004036	$1.081849	0.000
Subaccount inception date November 19, 2009	2009	$0.988819	$1.004036	0.000

		0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Initial Class	2010	$1.155660	$1.255105	0.000
Subaccount inception date September 8, 2005	2009	$0.925628	$1.155660	252,127.179
	2008	$1.177911	$0.925628	0.000
	2007	$1.110566	$1.177911	0.000
	2006	$1.017771	$1.110566	114,505.658
	2005	$1.000000	$1.017771	0.000

Transamerica Asset Allocation - Growth VP – Initial Class	2010	$1.007729	$1.154934	0.000
Subaccount inception date September 8, 2005	2009	$0.778591	$1.007729	0.000
	2008	$1.293669	$0.778591	0.000
	2007	$1.204183	$1.293669	0.000
	2006	$1.044633	$1.204183	0.000
	2005	$1.000000	$1.044633	0.000

Transamerica Asset Allocation - Moderate VP – Initial Class	2010	$1.143508	$1.258385	224,979.678
Subaccount inception date September 8, 2005	2009	$0.907375	$1.143508	224,979.678
	2008	$1.229282	$0.907375	224,979.678
	2007	$1.142138	$1.229282	224,979.678
	2006	$1.027618	$1.142138	224,979.678
	2005	$1.000000	$1.027618	0.000

Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2010	$1.083736	$1.218012	506,975.108
Subaccount inception date September 8, 2005	2009	$0.848156	$1.083736	153,402.367
	2008	$1.265233	$0.848156	252,878.704
	2007	$1.177111	$1.265233	180,551.249
	2006	$1.037156	$1.177111	346,675.273
	2005	$1.000000	$1.037156	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica International Moderate Growth VP – Initial Class	2010	$0.928906	$1.023376	16,400.348
Subaccount inception date May 1, 2006	2009	$0.718385	$0.928906	16,664.523
	2008	$1.128015	$0.718385	16,952.840
	2007	$1.040927	$1.128015	17,177.609
	2006	$1.000000	$1.040927	42,944.397

Transamerica BlackRock Large Cap Value VP – Initial Class	2010	$0.928508	$1.022422	0.000
Subaccount inception date September 8, 2005	2009	$0.816993	$0.928508	0.000
	2008	$1.239493	$0.816993	0.000
	2007	$1.188125	$1.239493	0.000
	2006	$1.019220	$1.188125	0.000
	2005	$1.000000	$1.019220	0.000

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2010	$1.041546	$1.201114	0.000
Subaccount inception date September 8, 2005	2009	$0.783001	$1.041546	0.000
	2008	$1.362974	$0.783001	0.000
	2007	$1.465339	$1.362974	0.000
	2006	$1.033039	$1.465339	0.000
	2005	$1.000000	$1.033039	0.000

Transamerica JPMorgan Enhanced Index VP – Initial Class	2010	$0.978392	$1.123500	0.000
Subaccount inception date September 8, 2005	2009	$0.757250	$0.978392	0.000
	2008	$1.212328	$0.757250	0.000
	2007	$1.163194	$1.212328	0.000
	2006	$1.011772	$1.163194	0.000
	2005	$1.000000	$1.011772	0.000

Transamerica Jennison Growth VP – Initial Class	2010	$1.062864	$1.189620	0.000
Subaccount inception date September 8, 2005	2009	$0.756050	$1.062864	0.000
	2008	$1.203805	$0.756050	0.000
	2007	$1.082768	$1.203805	0.000
	2006	$1.065096	$1.082768	0.000
	2005	$1.000000	$1.065096	0.000

Transamerica Morgan Stanley Capital Growth VP – Initial Class(8)	2010	$0.975072	$1.238884	0.000
Subaccount inception date September 8, 2005	2009	$0.764592	$0.975072	0.000
	2008	$1.205139	$0.764592	0.000
	2007	$1.196383	$1.205139	0.000
	2006	$1.012149	$1.196383	0.000
	2005	$1.000000	$1.012149	0.000

Transamerica AEGON High Yield Bond VP – Initial Class	2010	$1.224785	$1.373006	0.000
Subaccount inception date September 8, 2005	2009	$0.834344	$1.224785	0.000
	2008	$1.118777	$0.834344	0.000
	2007	$1.101707	$1.118777	0.000
	2006	$0.995970	$1.101707	0.000
	2005	$1.000000	$0.995970	0.000

Transamerica MFS International Equity VP – Initial Class	2010	$1.204634	$1.327084	0.000
Subaccount inception date September 8, 2005	2009	$0.910625	$1.204634	0.000
	2008	$1.411487	$0.910625	0.000
	2007	$1.297029	$1.411487	0.000
	2006	$1.057064	$1.297029	0.000
	2005	$1.000000	$1.057064	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Initial Class	2010	$1.259568	$1.346139	0.000
Subaccount inception date September 8, 2005	2009	$1.088763	$1.259568	0.000
	2008	$1.123404	$1.088763	0.000
	2007	$1.034254	$1.123404	0.000
	2006	$0.995422	$1.034254	0.000
	2005	$1.000000	$0.995422	0.000

Transamerica T. Rowe Price Small Cap VP – Initial Class	2010	$1.027214	$1.376707	0.000
Subaccount inception date September 8, 2005	2009	$0.742809	$1.027214	0.000
	2008	$1.168725	$0.742809	0.000
	2007	$1.069476	$1.168725	0.000
	2006	$1.035523	$1.069476	0.000
	2005	$1.000000	$1.035523	0.000

Transamerica Third Avenue Value VP – Initial Class	2010	$0.749060	$0.862092	0.000
Subaccount inception date May 1, 2007	2009	$0.557027	$0.749060	0.000
	2008	$0.949386	$0.557027	0.000
	2007	$1.000000	$0.949386	0.000

Transamerica WMC Diversified Equity VP – Initial Class(3)	2010	$1.015119	$1.182579	0.000
Subaccount inception date September 8, 2005	2009	$0.793454	$1.015119	0.000
	2008	$1.412885	$0.793454	0.000
	2007	$1.229679	$1.412885	0.000
	2006	$1.038261	$1.229679	0.000
	2005	$1.000000	$1.038261	0.000

Transamerica Multi-Managed Balanced VP – Initial Class(6)	2010	$1.074404	$1.329559	0.000
Subaccount inception date September 8, 2005	2009	$0.853247	$1.074404	0.000
	2008	$1.266001	$0.853247	0.000
	2007	$1.117741	$1.266001	0.000
	2006	$1.027341	$1.117741	0.000
	2005	$1.000000	$1.027341	0.000

Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class(1)	2010	$1.104052	$1.202997	0.000
Subaccount inception date September 8, 2005	2009	$0.843407	$1.104052	0.000
	2008	$1.340057	$0.843407	0.000
	2007	$1.132976	$1.340057	0.000
	2006	$1.024694	$1.132976	0.000
	2005	$1.000000	$1.024694	0.000

Transamerica WMC Diversified Growth VP – Initial Class	2010	$0.930997	$1.093531	0.000
Subaccount inception date September 8, 2005	2009	$0.722775	$0.930997	0.000
	2008	$1.342640	$0.722775	0.000
	2007	$1.158087	$1.342640	0.000
	2006	$1.068455	$1.158087	0.000
	2005	$1.000000	$1.068455	0.000

Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(2)	2010	$1.144431	$1.547897	0.000
Subaccount inception date September 8, 2005	2009	$0.838708	$1.144431	0.000
	2008	$1.423531	$0.838708	0.000
	2007	$1.160035	$1.423531	0.000
	2006	$1.107022	$1.160035	0.000
	2005	$1.000000	$1.107022	0.000
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(4)	2010	$0.958156	$1.245818	0.000
Subaccount inception date January 22, 2008	2009	$0.671049	$0.958156	0.000
	2008	$1.000000	$0.671049	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON Money Market VP – Initial Class(7)	2010	$1.125591	$1.122306	0.000
Subaccount inception date September 8, 2005	2009	$1.127493	$1.125591	0.000
	2008	$1.104459	$1.127493	216,202.713
	2007	$1.054750	$1.104459	289,415.377
	2006	$1.010113	$1.054750	0.000
	2005	$1.000000	$1.010113	0.000

Transamerica AEGON U.S. Government Securities VP – Initial Class(5)	2010	$1.215937	$1.265687	0.000
Subaccount inception date September 8, 2005	2009	$1.167451	$1.215937	0.000
	2008	$1.087635	$1.167451	0.000
	2007	$1.028694	$1.087635	0.000
	2006	$0.999078	$1.028694	0.000
	2005	$1.000000	$0.999078	0.000

PAM Transamerica AEGON U.S. Government Securities VP – Initial	2010	$1.215937	$1.265687	0.000
Class(5) Subaccount inception date 2007	2009	$1.167451	$1.215937	0.000
	2008	$1.000000	$1.167451	0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial	2010	$1.160984	$1.255647	0.000
Class	2009	$0.925030	$1.160984	0.000
Subaccount inception date September 8, 2005	2008	$1.516840	$0.925030	0.000
	2007	$1.316073	$1.516840	0.000
	2006	$1.068777	$1.316073	0.000
	2005	$1.000000	$1.068777	0.000

Transamerica Multi Managed Large Cap Core VP – Initial Class	2010	$1.068977	$1.270101	0.000
Subaccount inception date September 8, 2005	2009	$0.737355	$1.068977	0.000
	2008	$1.276919	$0.737355	0.000
	2007	$1.172339	$1.276919	0.000
	2006	$1.065723	$1.172339	0.000
	2005	$1.000000	$1.065723	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	2010	$1.180303	$1.575704	0.000
Subaccount inception date September 8, 2005	2009	$0.737330	$1.180303	0.000
	2008	$1.376909	$0.737330	0.000
	2007	$1.127089	$1.376909	0.000
	2006	$1.028569	$1.127089	0.000
	2005	$1.000000	$1.028569	0.000

Transamerica PIMCO Total Return VP – Service Class	2010	$1.075759	$1.146932	0.000
Subaccount inception date September 8, 2005	2009	$0.932173	$1.075759	0.000
	2008	$1.000000	$0.932173	0.000

Transamerica Index 50 VP – Service Class	2010	$0.957730	$1.056958	0.000
Subaccount inception date May 1, 2008	2009	$0.824341	$0.957730	0.000
	2008	1.000000	$0.824341	0.000

Transamerica Index 75 VP – Service Class	2010	$0.893509	$1.006681	0.000
Subaccount incpeption date May 1, 2008	2009	$0.727540	$0.893509	0.000
	2008	$1.000000	$0.727540	0.000

Transamerica AEGON U.S. Government Securities VP – Service Class(5)	2010	$1.086947	$1.129468	0.000
Subaccount inception date May 1, 2008	2009	$1.046301	$1.086947	0.000
	2008	$1.000000	$1.046301	0.000

Fidelity VIP Contrafund ® Portfolio – Initial Class	2010	$0.864940	$1.010823	0.000
Subaccount inception date May 1, 2007	2009	$0.639256	$0.864940	0.000
	2008	$1.115357	$0.639256	0.000
	2007	$1.000000	$1.115357	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Initial Class	2010	$0.707990	$0.812794	0.000
Subaccount inception date May 1, 2007	2009	$0.545365	$0.707990	0.000
	2008	$0.953858	$0.545365	0.000
	2007	$1.000000	$0.953858	0.000

Fidelity VIP Growth Portfolio – Initial Class	2010	$0.806562	$0.998540	0.000
Subaccount inception date May 1, 2007	2009	$0.630599	$0.806562	0.000
	2008	$1.197174	$0.630599	0.000
	2007	$1.000000	$1.197174	0.000

Fidelity VIP Mid Cap Portfolio – Initial Class	2010	$0.904527	$1.161864	0.000
Subaccount inception date May 1, 2007	2009	$0.647630	$0.904527	0.000
	2008	$1.072673	$0.647630	0.000
	2007	$1.000000	$1.072673	0.000

Fidelity VIP Value Strategies Portfolio – Initial Class	2010	$0.717488	$0.905863	0.000
Subaccount inception date May 1, 2007	2009	$0.456666	$0.717488	0.000
	2008	$0.937852	$0.456666	0.000
	2007	$1.000000	$0.937852	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2010	$0.925297	$1.086333	0.000
Subaccount inception date May 1, 2008	2009	$0.670942	$0.925297	0.000
	2008	$1.000000	$0.670942	0.000

Invesco V.I. Basic Value Fund – Series II Shares	2010	$0.831092	$0.886155	0.000
Subaccount inception date September 8, 2005	2009	$0.564225	$0.831092	0.000
	2008	$1.176625	$0.564225	0.000
	2007	$1.164285	$1.176625	0.000
	2006	$1.033956	$1.164285	0.000
	2005	$1.000000	$1.033956	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares	2010	$0.847313	$0.973237	0.000
Subaccount inception date September 8, 2005	2009	$0.703999	$0.847313	0.000
	2008	$1.230717	$0.703999	0.000
	2007	$1.104820	$1.230717	0.000
	2006	$1.044835	$1.104820	0.000
	2005	$1.000000	$1.044835	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2010	$0.885503	$0.995856	0.000
Subaccount inception date September 8, 2005	2009	$0.737979	$0.885503	0.000
	2008	$1.248091	$0.737979	0.000
	2007	$1.193840	$1.248091	0.000
	2006	$1.023569	$1.193840	0.000
	2005	$1.000000	$1.023569	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2010	$0.993592	$1.088014	0.000
Subaccount inception date September 8, 2005	2009	$0.726867	$0.993592	0.000
	2008	$1.211466	$0.726867	0.000
	2007	$1.069503	$1.211466	0.000
	2006	$1.079618	$1.069503	0.000
	2005	$1.000000	$1.079618	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2010	$1.058321	$1.233757	0.000
Subaccount inception date September 8, 2005	2009	$0.783571	$1.058321	0.000
	2008	$1.371375	$0.783571	0.000
	2007	$1.172619	$1.371375	0.000
	2006	$1.055475	$1.172619	0.000
	2005	$1.000000	$1.055475	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2	2010	$0.916420	$1.049975	0.000
Subaccount inception date September 8, 2005	2009	$0.707685	$0.916420	0.000
	2008	$1.241190	$0.707685	0.000
	2007	$1.229285	$1.241190	0.000
	2006	$1.028072	$1.229285	0.000
	2005	$1.000000	$1.028072	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2010	$0.922600	$1.139344	0.000
Subaccount inception date September 8, 2005	2009	$0.723135	$0.922600	0.000
	2008	$1.376500	$0.723135	0.000
	2007	$1.090047	$1.376500	0.000
	2006	$1.025883	$1.090047	0.000
	2005	$1.000000	$1.025883	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2010	$1.139657	$1.460893	0.000
Subaccount inception date September 8, 2005	2009	$0.817928	$1.139657	0.000
	2008	$1.358400	$0.817928	0.000
	2007	$1.181309	$1.358400	0.000
	2006	$1.054103	$1.181309	0.000
	2005	$1.000000	$1.054103	0.000

Fidelity VIP Value Strategies Portfolio – Service Class 2	2010	$0.960726	$1.210125	0.000
Subaccount inception date September 8, 2005	2009	$0.613174	$0.960726	0.000
	2008	$1.262494	$0.613174	0.000
	2007	$1.200956	$1.262494	0.000
	2006	$1.038326	$1.200956	0.000
	2005	$1.000000	$1.038326	0.000

NVIT Developing Markets Fund	2010	$0.909430	$1.053046	0.000
Subaccount inception date May 1, 2007	2009	$0.562268	$0.909430	0.000
	2008	$1.338281	$0.562268	0.000
	2007	$1.000000	$1.338281	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2010	$1.154668	$1.444997	0.000
Subaccount inception date September 8, 2005	2009	$0.801781	$1.154668	0.000
	2008	$1.432390	$0.801781	0.000
	2007	$1.180139	$1.432390	0.000
	2006	$1.044674	$1.180139	0.000
	2005	$1.000000	$1.044674	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2010	$0.999758	$1.151459	0.000
Subaccount inception date September 8, 2005	2009	$0.729792	0.999758	0.000
	2008	$1.326230	$0.729792	0.000
	2007	$1.216340	$1.326230	0.000
	2006	$1.034449	$1.216340	0.000
	2005	$1.000000	$1.034449	0.000

MFS ® New Discovery Series – Service Class	2010	$1.136448	$1.540274	0.000
Subaccount inception date September 8, 2005	2009	$0.699637	$1.136448	0.000
	2008	$1.160274	$0.699637	0.000
	2007	$1.138152	$1.160274	0.000
	2006	$1.010851	$1.138152	0.000
	2005	$1.000000	$1.010851	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	0.30%
Subaccount		Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class	2010	$1.047826	$1.145323	0.000
Subaccount inception date September 8, 2005	2009	$0.892734	$1.047826	0.000
	2008	$1.152723	$0.892734	0.000
	2007	$1.112422	$1.152723	0.000
	2006	$0.999561	$1.112422	0.000
	2005	$1.000000	$0.999561	0.000

Transamerica AllianceBernstein Dynamic Allocation VP – Service Class(1) Subaccount inception date August 16, 2010	2010	$1.000000	1.053973	0.000

Transamerica Multi-Managed Balanced VP – Service Class(6) Subaccount Inception Date April 29, 2010	2010	1.000000	1.137365	0.000

Equity Index Portfolio	2010	$0.791594	$0.906923	0.000
Subaccount inception date May 1, 2007	2009	$0.627920	$0.791594	0.000
	2008	$0.998672	$0.627920	0.000
	2007	$1.000000	$0.998672	0.000

International Portfolio	2010	$0.847032	$0.977282	0.000
Subaccount inception date May 1, 2007	2009	$0.595002	$0.847032	0.000
	2008	$1.083441	$0.595002	0.000
	2007	$1.000000	$1.083441	0.000

Mid-Cap Index Portfolio	2010	$0.791499	$0.989329	0.000
Subaccount inception date May 1, 2007	2009	$0.565548	$0.791499	0.000
	2008	$0.974918	$0.565548	0.000
	2007	$1.000000	$0.974918	0.000

REIT Index Portfolio	2010	$0.654238	$0.836547	0.000
Subaccount inception date May 1, 2007	2009	$0.508117	$0.654238	0.000
	2008	$0.812136	$0.508117	0.000
	2007	$1.000000	$0.812136	0.000

Short-Term Investment-Grade Portfolio	2010	$1.132568	$1.188116	0.000
Subaccount inception date May 1, 2007	2009	$0.997688	$1.132568	0.000
	2008	$1.036506	$0.997688	0.000
	2007	$1.000000	$1.036506	0.000

Total Bond Market Index Portfolio	2010	$1.160220	$1.231938	0.000
Subaccount inception date May 1, 2007	2009	$1.098444	$1.160220	0.000
	2008	$1.047003	$1.098444	0.000
	2007	$1.000000	$1.047003	0.000

Wanger International	2010	$0.862137	$1.073754	0.000
Subaccount inception date May 1, 2007	2009	$0.577319	$0.862137	0.000
	2008	$1.064466	$0.577319	0.000
	2007	$1.000000	$1.064466	0.000

Wanger USA	2010	$0.836485	$1.028728	0.000
Subaccount inception date May 1, 2007	2009	$0.589895	$0.836485	0.000
	2008	$0.980954	$0.589895	0.000
	2007	$1.000000	$0.980954	0.000

(1)	Formerly known as Transamerica Convertible Securities VP.
(2)	Formerly known as Transamerica Growth Opportunities VP.
(3)	Formerly known as Transamerica Diversified Equity VP.
(4)	Formerly known as Transamerica Small/Mid Cap Value VP.
(5)	Formerly known as Transamerica U.S. Government Securities VP.
(6)	Formerly known as Transamerica Balanced VP.
(7)	Formerly known as Transamerica Money Market VP.
(8)	Formerly known as Transamerica Focus VP.

CONDENSED FINANCIAL INFORMATION — (Continued)

Transamerica AEGON Active Asset Allocation - Conservative VP, Transamerica AEGON Active Asset Allocation - Moderate VP, Transamerica AEGON Active Asset Allocation - Moderate Growth VP, Transamerica JPMorgan Core Bond VP, Transamerica JPMorgan Tactical Allocation VP, Transamerica PIMCO Real Return TIPS VP and Transamerica MFS International Equity VP had not commenced operations as of December 31, 2010, therefore, comparable data is not available.

APPENDIX

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Approximate First Issue Date
Policy Form Number	AV1025 101 178 903	September 2005

Policy Endorsement Form Number	AE 1255 604 (ROP)	July 2006
	AE 1288 0608	June 2008
	AE 1299 0410	May 2010

Product Feature	Principium Advisor Form Number: – AV1025101178903	Advisor EliteSM Form Number: – AV1114 101 185 104	Advisor EliteSM 2008 Form Number: – AV1114 101 185 104

Death Proceeds	Greatest of: 1) policy value 2) cash value 3) guaranteed minimum death benefit.	Greatest of: 1) policy value 2) cash value 3) guaranteed minimum death benefit.	Greatest of: 1) policy value 2) cash value 3) guaranteed minimum death benefit.

Guaranteed Minimum Death Benefit Option(s)	Total premium payments; less any adjusted partial surrenders as of the date of death. This benefit is not available if the annuitant is 91 or older on the policy date. You will not receive an optional guaranteed minimum death benefit if you do not choose one.

A. Return of Premium Death Benefit

B. Annual Step Up Death Benefit

Option A is available if owner and annuitant are age 90 or younger. Option B is available if owner and annuitant are age 75 or younger.

A. Return of Premium Death Benefit

B. Modal Step Up Death Benefit

C. Double Enhanced Death Benefit

Option A is available if owner and annuitant are age 90 or younger. Option B and Option C are available if owner and annuitant are age 75 or younger.

Product Feature	Principium Advisor Form Number: – AV1025101178903	Advisor EliteSM Form Number: – AV1114 101 185 104	Advisor EliteSM 2008 Form Number: – AV1114 101 185 104
Double Enhanced Death Benefit Designated Funds	N/A	N/A	• AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

• American Funds – Asset Allocation Fund – Class 2

• American Funds – Bond Fund – Class 2

• Fidelity VIP Balanced Portfolio – Service Class 2

• Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

• GE Investments Total Return Fund – Class 3

• Transamerica Asset Allocation – Conservative VP – Service Class

• Transamerica Asset Allocation – Moderate VP – Service Class

• Transamerica Asset Allocation – Moderate Growth VP – Service Class

• Transamerica International Moderate Growth VP – Service Class

• Transamerica Multi -Managed Balanced VP – Service Class

• Transamerica BlackRock Global Allocation VP – Service Class

• Transamerica BlackRock Tactical Allocation VP – Service Class

• Transamerica Efficient Markets VP – Service Class

• Transamerica Foxhall Global Conservative VP – Service Class

• Transamerica Index 35 VP – Service Class

• Transamerica Index 50 VP – Service Class

• Transamerica Index 75 VP – Service Class
• Transamerica AEGON Money Market VP – Service Class

• Transamerica PIMCO Total Return VP – Service Class

• Transamerica AEGON U.S. Government Securities VP – Service Class

Product Feature	Principium Advisor Form Number: – AV1025101178903	Advisor EliteSM Form Number: – AV1114 101 185 104	Advisor EliteSM 2008 Form Number: – AV1114 101 185 104

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date.	• 0.30% for Policy Value • 0.45% for Return of Premium	• 0.50% for Policy Value • 0.55% for Return of Premium • 0.70% for Annual Step Up	• 0.60% for Policy Value • 0.65% for Return of Premium • 0.80% for Modal Step Up • 1.30% for Double Enhanced

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes – 1.25%	Yes – 0.50%	Yes – 0.60%

Fund Facilitation Fee	No

Yes -

•   0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•   0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•   0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•   0.10% if you choose Transamerica BlackRock Global Allocation VP.

Yes -

•   0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•   0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•   0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•   0.10% if you choose Transamerica BlackRock Global Allocation VP.

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and 7 year guaranteed periods available.	1, 3 and 5 year guaranteed periods available.	1, 3 and 5 year guaranteed periods available.

Annual Contract Charge (Service Charge)	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary

Surrender Charges	From 0-1 years is 5%; 1-2 years is 4%; 2-3 years is 3%; 3-4 years is 2%; 4-5 years is 1%; more than 5 years is 0.	Not applicable	Not applicable

Optional Riders	• Living Benefit Rider 2005 • 5 for Life 2005 • 5 for Life with Growth • Income Select for Life • Taxpayer 2003 • Taxpayer Plus 2

•   Income Select for Life

•   Retirement Income ChoiceSM

•   Retirement Income ChoiceSM 2008 (with Double Withdrawal Base Benefit)

•   Retirement Income ChoiceSM 1.2

•   Retirement Income ChoiceSM 1.4

•   Taxpayer 2003

•   Taxpayer Plus 2

•   Living Benefit Rider 2005

•   Retirement Income ChoiceSM

•   Retirement Income ChoiceSM 2008 (with Double Withdrawal Base Benefit)

•   Retirement Income ChoiceSM 1.2

•   Retirement Income ChoiceSM 1.4

•   Income Link®

•   Taxpayer 2003

•   Taxpayer Plus 2

Excess Interest Adjustment	Yes	Yes	Yes

Product Feature	Principium Advisor Form Number: – AV1025101178903	Advisor EliteSM Form Number: – AV1114 101 185 104	Advisor EliteSM 2008 Form Number: – AV1114 101 185 104
Asset Rebalancing	Yes	Yes	Yes
Systematic Payout Option	Yes	Yes	Yes
Initial Payment Guarantee	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes
Unemployment Waiver	Yes	Yes	Yes

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S.Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M	=	Number of months remaining in the current option period,
rounded up to the next higher whole number of months.
*	=	multiplication
^	=	exponentiation

The following examples are for illustrative purposes only and ore calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment
G = .055
C = .095
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .095) * (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,896.14 - 57,161.18 = -5,265.03
Adjusted policy value	= policy value + excess interest adjustment
= 57,161.18 + (-5,265.03) = 51,896.15
Cash value at middle of policy year 3	= policy value + excess interest adjustment
= 57,161.18 + (-5,265.03) = 51,896.15

Upon full surrender of the policy, the minimum cash value will never be less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment
G = .055
C = .045
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .045) * (30/12) = 1,250.00
Adjusted policy value	= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3	= policy value + excess interest adjustment = 57,161.18 + 1,250.00 = 58,411.18

Upon full surrender of the policy, the minimum cash value will never by less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

R	=	the requested partial surrender
E	=	the excess interest adjustment

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 - 50,000.00 = 7,161.18
Excess interest adjustment
S= 20,000 – 7,161.18 = 12,838.82
G= .055
C= .065
M= 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 12,838.82 * (.055 - .065) * (30/12)
= - 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000.00 - (-320.97)) = 36,840.21

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000.00 = 7,161.18
Excess interest adjustment
S= 20,000 – 7,161.18 = 12,838.82
G= .055
C= .045
M= 30
Excess interest adjustment	= 12,838.82 * (.055 - .045) * (30/12)
= 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000.00 – 320.97) = 37,482.15

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

APPENDIX

DEATH BENEFIT

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2) divided by (3), where:

(1)	is the amount of the gross partial surrender;

(2)	is the value of the current death proceeds immedicately prior to the gross partial surrender;

(3)	is the policy value immediately prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 15,494 * 75,000 / 50,000	$23,241
New guaranteed minimum death benefit (after surrender) = 75,000 – 23,241	$51,759
New policy value (after surrender) = 50,000 - 15,494	$34,506

Summary:
Reduction in guaranteed minimum death benefit	= $	23,241
Reduction in policy value	= $	15,494

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Death Benefit — (Continued)

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 15,556 * 75,000 / 75,000	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556	$34,444
New policy value (after surrender) = 75,000 - 15,556	$59,444

Summary:
Reduction in guaranteed minimum death benefit	= $	15,556
Reduction in policy value	= $	15,556

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.

Death Benefit — (Continued)

End of Year	Net Rate of Return for Fund*	Return of Premium	Annual Step-Up
Issue	N/A	$100,000	$100,000
1	-4%	$100,000	$100,000
2	18%	$100,000	$110,093
3	15%	$100,000	$124,955
4	-7%	$100,000	$124,955
5	2%	$100,000	$124,955
6	10%	$100,000	$124,955
7	14%	$100,000	$140,257
8	-3%	$100,000	$140,257
9	17%	$100,000	$154,706
10	6%	$100,000	$161,668

*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

APPENDIX

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender:	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations:	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations:	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

APPENDIX

ADDITIONAL DEATH DISTRIBUTION+ RIDER — ADDITIONAL INFORMATION

Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

Important aspects of the Living Benefits Rider, the Retirement Income Choice® 1.2 Rider or the Income Link® Rider are summararized in the following chart.

Note: The Living Benefits Rider, the Retirement Income Choice® 1.2 Rider or the Income Link® Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies; the Guaranteed Lifetime Withdrawal Benefit Riders may not be available in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Retirement Income Choice® 1.2 Rider	Income Link® Rider

Benefit:

•      Provides:

(1) Guaranteed Minimum Accumulation Benefit

(“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(2) Guaranteed Minimum Withdrawal Benefit

(“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Benefit:

•      Provides

(1) Guaranteed Lifetime Withdrawal Benefit

(“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the Designated Investment Option or the Open Allocation Option that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Benefit:

•      Provides:

(1) Guaranteed Lifetime Withdrawal Benefit

(“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary), which are based on a withdrawal percentage that is higher for a defined period and lower thereafter, regardless of the Designated Investment Option that you select.

(2) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice® 1.2 Rider	Income Link® Rider

•      Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

•      Upgrades:

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice® 1.2 Rider	Income Link® Rider

•      Additional Options:

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

•      Additional Options:

(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice® 1.2 Rider	Income Link® Rider
Availability: • 0 - 80 (unless state law requires a lower maximum issue age	Availability: • Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: • At least 55 years old and not yet age 81 (unless state law requires a lower maximum issue age)

Charge: (1) 0.90% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.

Charges:

(1) for Base Benefit only—0.45% to 1.40% annually (single and joint life) of withdrawal base deducted on each rider quarter;

(2) Open Investment Option—1.20% annually (single life and joint life) of withdrawal base deducted on each rider quarter;

(3)with Death Benefit Option— 0.25% annually (single life) or 0.20% (joint life) of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;

(4) with Income Enhancement Option—0.15% (single life) or 0.30% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

Charges: (1) 0.90% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice® 1.2 Rider	Income Link® Rider

Investment Restrictions:

•        Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

Investment Restrictions:

•        Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.

•        Open Investment option (“OA”)— We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

Investment Restrictions: • Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV=$100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE® 1.2 RIDER

AND RETIREMENT INCOME CHOICE® 1.4 RIDER (RETIREMENT INCOME

CHOICE® 1.4 - NO LONGER AVAILABLE FOR NEW SALES)

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount? $2,353 pro rata amount.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,353 = $97,647

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + ..05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You (if you elected RIC 1.2 or RIC 1.4 ) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC 1.2 or RIC 1.4 ) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

WB at rider issue = $100,000 Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 61 on rider issue; age 74 at time withdrawals begin, which means withdrawal percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

GPWD = $15,000

EWD = $6,856 ($15,000 - $8,144)

PV = $90,000 in 10 years

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $8,144 = $6,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($6,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $7,694

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $7,694 pro rata amount?

$7,694 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $7,694 (pro rata excess) = $15,838

2.	$100,000 - $15,838 = $84,162.

Result. The rider benefit is $84,162.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New benefit base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV - 5% withdrawal)) * WB before any adjustments

2.	($6,856 / ($90,000 - $8,144)) * $162,889 = $13,643

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $13,643 pro rata amount?

$13,643 pro rata amount.

Step Four. What is the new withdrawalt base upon which the rider withdrawal amount is based?

$162,889 - $13,643 = $149,246

Result. The new benefit base is $149,246

Guaranteed Lifetime Withdrawal Benefit — (Continued)

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$149,246 (the adjusted withdrawal base) * 5% = $7,462

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $7,462.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL

BENEFIT ADJUSTED PARTIAL SURRENDERS - INCOME LINK® RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Income Link® Rider Systematic Withdrawals (“ILSW”)

Withdrawal Base. Income Link® rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income Link® rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:

1)	the amount of the non-Income Link® rider systematic withdrawal (or non-qualifying minimum required distribution); and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount in 1 above;

B	is the policy value prior to the withdrawal; and

C	is the withdrawal base prior to the withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Assumptions:

WB = $100,000

RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)

ILSW = $500 per month

Non-ILSW = $10,000 (taken after the eighteenth monthly Income Link® rider systematic withdrawal)

PV = $90,000

Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income Link® rider systematic withdrawal occurs during the second Income Link® rider withdrawal year (which means the withdrawal percentage is 6%).

Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income Link® rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income Link® rider systematic withdrawal amount calculated.

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the amount of the non-Income Link® rider systematic withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the non-Income Link® rider systematic withdrawal.

1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments

2.	($10,000 / ($90,000)) * $100,000 = $11,111

Step Three. Which is larger, the actual $10,000 non-Income Link® rider systematic withdrawal or the $11,111 pro rata amount?

$11,111 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $11,111 = $88,889

Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income Link® rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income Link® rider systematic withdrawal activity prior to the next Income Link® rider withdrawal year.

Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income Link® rider withdrawal year?

Guaranteed Lifetime Withdrawal Benefit — (Continued)

$3,000 (the remaining rider withdrawal amount) - ($3000*11.11%) = $2,667

Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.

New Income Link® rider systematic withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income Link® rider systematic withdrawal) we have to calculate a new Income Link® rider systematic withdrawal amount. This calculation assumes no more non-Income Link® rider systematic withdrawal activity prior to the next Income Link® rider withdrawal year.

Question: What is the new Income Link® rider systematic withdrawal amount?

$500 (the old Income Link® rider systematic withdrawal amount) - ($500*11.11%) = $444

Result. Going forward (until the seventh Income Link® rider withdrawal year), the Income Link® rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444

The information in this statement of additional information is not complete and may be changed. This Statement of Additional Information is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION (Subject to Completion April 4, 2011)

STATEMENT OF ADDITIONAL INFORMATION

FLEXIBLE PREMIUM VARIABLE ANNUITY - I

Issued through

SEPARATE ACCOUNT VA X

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Flexible Premium Variable Annuity - I offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2011, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2011

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any excess interest adjustment.

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Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including Living Benefits Rider, the Retirement Income Choice® 1.2 Rider or the Income Link® Rider

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA X, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

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Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements the Company establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica Life Insurance Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at its Administrative and Service Office at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

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Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order (at our Administrative and Service Office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the policy value. If the new owner is not the deceased owner’s spouse, however, (1) the policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

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Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

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The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order at our Administrative and Service Office), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

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The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

Assumed Investment Rate	5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss federal gift, estate or any other state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by

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such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition of “spouse” under federal law—e.g., civil union partners and same-sex marriage spouses—may have adverse tax consequences. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy,

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any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Incidental Death Benefits. The policy may include optional death benefit features, the value of which may exceed the value of the policy or premium payments made under the policy. Federal tax laws limit the value of such incidental death benefit in tax-qualified pension, profit-sharing and 403(b) plans. Further, the Internal Revenue Service has not reviewed this policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements. The actuarial present value of death benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a qualified tax adviser before purchasing an optional death benefit.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

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We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2011, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2011, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

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For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a nongovernmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium

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payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C)	- E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

	Assume	A = $11.57

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B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.30% on an annual basis; On a daily basis, this equals 0.000035388.

Then, the net investment factor =	(11.57 + 0 -0)	- 0.000035388 = Z = 1.01487689
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the assumed investment return adjustment factor for the valuation period.

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The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 0.60% of the daily net asset value of shares held in that subaccount (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 1.85%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

Then, the annuity unit value is:

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$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units =	$X	= Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains

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and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount

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commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

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PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA LIFE INSURANCE COMPANY

The Company is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Department may determine the items are correct. The Company’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

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DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2010, 2009 and 2008 the amounts paid to TCI in connection with all policies sold through the separate account were $9,953,556, $129,305, and $77,151,, respectively.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

ADMINISTRATIVE SERVICES CONTRACT

We have contracted with Low Load Insurance Services, Inc. (“Low Load”), to provide certain administrative services. The administrative services include customer application or order form processing, ongoing customer service and marketing support. We pay Low Load an annual fee equal to 0.10% of the amount of assets in the Policies that Low Load provides administrative services for registered representatives. During 2008, 2009 and 2010, we paid Low Load $0.00, $161.18 and $1,097.96, respectively, in connection with this contract.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular

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annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company regarding to certain matters under the federal securities laws that relate to the policies.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA X, at December 31, 2010 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA X, which are available for investment by Flexible Premium Variable Annuity - I policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

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APPENDIX

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

	Year	1.30%
Subaccount		Beginning AUV	Ending AUV	# Units
Fidelity VIP Balanced Portfolio – Service Class 2 Subaccount inception date May 1, 2008	2010	$0.891406	$1.036217	0.000
	2009	$0.652811	$0.891406	0.000
	2008	$1.000000	$0.652811	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount inception date November 10, 2008	2010	$1.269985	$1.380025	23,841.324
	2009	$0.990582	$1.269985	24,113.677
	2008	$1.000000	$0.990582	0.000
Transamerica Asset Allocation - Conservative VP – Service Class Subaccount inception date May 1, 2007	2010	$0.951403	$1.020967	0.000
	2009	$0.771607	$0.951403	0.000
	2008	$1.000000	$0.771607	0.000
Transamerica Asset Allocation - Moderate VP – Service Class Subaccount inception date May 1, 2007	2010	$0.912834	$0.992481	0.000
	2009	$0.732736	$0.912834	0.000
	2008	$1.000000	$0.732736	0.000
Transamerica Asset Allocation - Moderate Growth VP – Service Class Subaccount inception date May 1, 2007	2010	$0.849074	$0.942153	752,367.801
	2009	$0.672645	$0.849074	756,876.559
	2008	$1.000000	$0.672645	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Service Class(1) Subaccount inception date August 16, 2010
	2010	$1.000000	$1.050061	0.000
Transamerica International Moderate Growth VP – Service Class Subaccount inception date May 1, 2006	2010	$0.800760	$0.871452	116,058.741
	2009	$0.627221	$0.800760	115,659.950
	2008	$1.000000	$0.627221	0.000
Transamerica Foxhall Global Conservative VP – Service Class Subaccount inception date November 19, 2009	2010	$0.983837	$0.912020	0.000
	2009	$0.995077	$0.983837	0.000
Transamerica PIMCO Total Return VP – Service Class Subaccount inception date September 8, 2005	2010	$1.072962	$1.132653	23,257.228
	2009	$0.939008	$1.072962	23,287.377
	2008	$1.000000	$0.939008	0.000
Transamerica Index 35 VP – Service Class Subaccount inception date November 19, 2009	2010	$0.998480	$1.078552	0.000
	2009	$0.999965	$0.998480	0.000
Transamerica Index 50 VP – Service Class Subaccount inception date May 1, 2008	2010	$0.934209	$1.020827	0.000
	2009	$0.812104	$0.934209	0.000
	2008	$1.000000	$0.812104	0.000
Transamerica Index 75 VP – Service Class Subaccount inception date May 1, 2008	2010	$0.869808	$0.970313	0.000
	2009	$0.715303	$0.869808	0.000
	2008	$1.000000	$0.715303	0.000
Transamerica Efficient Markets VP – Service Class Subaccount inception date May 1, 2008	2010	$1.206694	$1.338654	2,093.858
	2009	$1.037124	$1.206694	2,101.029
	2008	$1.000000	$1.037124	0.000
Transamerica Multi-Managed Balanced VP – Service Class(6) Subaccount inception date September 8, 2005	2010	$0.847718	$1.036711	0.000
	2009	$0.681878	$0.847718	0.000
	2008	$1.000000	$0.681878	0.000
Transamerica AEGON Money Market VP – Service Class(7) Subaccount inception date May 1, 2007	2010	$0.990197	$0.977492	0.000
	2009	$1.002938	$0.990197	0.000
	2008	$1.000000	$1.002938	0.000

26

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.30%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica AEGON U.S. Government Securities VP – Service Class(5) Subaccount inception date September 8, 2005	2010	$1.073262	$1.104232	0.000
	2009	$1.043415	$1.073262	0.000
	2008	$1.000000	$1.043415	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount inception date November 10, 2008	2010	$1.242394	$1.350083	0.000
	2009	$1.013273	$1.242394	0.000
	2008	$1.000000	$1.013273	0.000
American Funds - Asset Allocation Fund – Class 2 Subaccount inception date November 19, 2009	2010	$1.008398	$1.116648	0.000
	2009	$0.989787	$1.008398	0.000
American Funds - Bond Fund – Class 2 Subaccount inception date November 19, 2009	2010	$0.994105	$1.041503	0.000
	2009	$1.000908	$0.994105	0.000
GE Investments Total Return Fund – Class 3 Subaccount inception date November 19, 2009	2010	$1.004036	$1.081849	0.000
	2009	$0.988819	$1.004036	0.000

	Year	0.80%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount inception date September 8, 2005	2010	$0.741546	$0.850914	0.000
	2009	$0.560243	$0.741546	0.000
	2008	$1.000000	$0.560243	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount inception date September 8, 2005	2010	$0.820970	$0.938050	0.000
	2009	$0.638577	$0.820970	0.000
	2008	$1.000000	$0.638577	0.000
Transamerica AEGON High Yield Bond VP – Initial Class Subaccount inception date September 8, 2005	2010	$1.068871	$1.192277	0.000
	2009	$0.731766	$1.068871	0.000
	2008	$1.000000	$0.731766	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount inception date September 8, 2005	2010	$0.873703	$1.165155	0.000
	2009	$0.634955	$0.873703	0.000
	2008	$1.000000	$0.634955	0.000
Transamerica Third Avenue Value VP – Initial Class Subaccount inception date May 1, 2007	2010	$0.775369	$0.887951	0.000
	2009	$0.579464	$0.775369	0.000
	2008	$1.000000	$0.579464	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class(1) Subaccount inception date September 8, 2005	2010	$0.824144	$0.893555	0.000
	2009	$0.632720	$0.824144	0.000
	2008	$1.000000	$0.632720	0.000
Transamerica Jennison Growth VP – Initial Class Subaccount inception date April 29, 2010
	2010	$1.000000	$1.056887	0.000
Transamerica WMC Diversified Growth VP – Initial Class Subaccount inception date September 8, 2005	2010	$0.726859	$0.849521	0.000
	2009	$0.567108	$0.726859	0.000
	2008	$1.000000	$0.567108	0.000
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(2) Subaccount inception date September 8, 2005	2010	$0.846824	$1.139703	0.000
	2009	$0.623704	$0.846824	0.000
	2008	$1.000000	$0.623704	0.000
Transamerica WMC Diversified Equity VP – Initial Class(3) Subaccount inception date September 8, 2005	2010	$1.300832	$1.507922	0.000
	2009	$1.000000	$1.300832	0.000
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(4) Subaccount inception date January 22, 2008	2010	$0.783198	$1.013289	0.000
	2009	$0.551255	$0.783198	0.000
	2008	$1.000000	$0.551255	0.000

27

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	0.80%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Active International Allocation VP – Initial Class Subaccount inception date September 8, 2005	2010	$0.754840	$0.812342	0.000
	2009	$0.604435	$0.754840	0.000
	2008	$1.000000	$0.604435	0.000
Transamerica Multi Managed Large Cap Core VP – Initial Class Subaccount inception date September 8, 2005	2010	$0.850591	$1.005617	0.000
	2009	$0.589642	$0.850591	0.000
	2008	$1.000000	$0.589642	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class Subaccount inception date September 8, 2005	2010	$0.853280	$1.133483	0.000
	2009	$0.535693	$0.853280	0.000
	2008	$1.000000	$0.535693	0.000
Fidelity VIP Contrafund ® Portfolio – Initial Class Subaccount inception date September 8, 2005	2010	$0.799396	$0.929593	0.000
	2009	$0.593766	$0.799396	0.000
	2008	$1.000000	$0.593766	0.000
Fidelity VIP Equity-Income Portfolio – Initial Class Subaccount inception date September 8, 2005	2010	$0.749917	$0.856670	0.000
	2009	$0.580542	$0.749917	0.000
	2008	$1.000000	$0.580542	0.000
Fidelity VIP Growth Portfolio – Initial Class Subaccount inception date September 8, 2005	2010	$0.706507	$0.870331	0.000
	2009	$0.555128	$0.706507	0.000
	2008	$1.000000	$0.555128	0.000
Fidelity VIP Mid Cap Portfolio – Initial Class Subaccount inception date September 8, 2005	2010	$0.844354	$1.079184	0.000
	2009	$0.607562	$0.844354	0.000
	2008	$1.000000	$0.607562	0.000
Fidelity VIP Value Strategies Portfolio – Initial Class Subaccount inception date September 8, 2005	2010	$0.783159	$0.983879	0.000
	2009	$0.500950	$0.783159	0.000
	2008	$1.000000	$0.500950	0.000
Fidelity VIP Balanced Portfolio – Service Class 2 Subaccount inception date May 1, 2008	2010	$0.898575	$1.049732	48,303.988
	2009	$0.654819	$0.898575	36,162.573
	2008	$1.000000	$0.654819	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount inception date November 10, 2008	2010	$1.277165	$1.394697	67,515.344
	2009	$0.991269	$1.277165	68,089.947
	2008	$1.000000	$0.991269	0.000
NVIT Developing Markets Fund Subaccount inception date May 1, 2007	2010	$0.684864	$0.789093	0.000
	2009	$0.425541	$0.684864	0.000
	2008	$1.000000	$0.425541	0.000
Equity Index Portfolio Subaccount inception date May 1, 2007	2010	$0.803983	$0.916555	0.000
	2009	$0.640928	$0.803983	0.000
	2008	$1.000000	$0.640928	0.000
Mid-Cap Index Portfolio Subaccount inception date May 1, 2007	2010	$0.800508	$0.995639	0.000
	2009	$0.574837	$0.800508	0.000
	2008	$1.000000	$0.574837	0.000
REIT Index Portfolio Subaccount inception date May 1, 2007	2010	$0.719196	$0.915064	0.000
	2009	$0.561354	$0.719196	0.000
	2008	$1.000000	$0.561354	0.000
International Portfolio Subaccount inception date May 1, 2007	2010	$0.768948	$0.882799	0.000
	2009	$0.542843	$0.768948	0.000
	2008	$1.000000	$0.542843	0.000
Short-Term Investment-Grade Portfolio Subaccount inception date May 1, 2007	2010	$1.069193	$1.116067	0.000
	2009	$0.946559	$1.069193	0.000
	2008	$1.000000	$0.946559	0.000

28

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	0.80%
Subaccount		Beginning AUV	Ending AUV	# Units
Total Bond Market Index Portfolio	2010	$1.078307	$1.139289	0.000
Subaccount inception date May 1, 2007	2009	$1.025984	$1.078307	0.000
	2008	$1.000000	$1.025984	0.000
Wanger International	2010	$0.801058	$0.992741	0.000
Subaccount inception date May 1, 2007	2009	$0.539090	$0.801058	0.000
	2008	$1.000000	$0.539090	0.000
Wanger USA	2010	$0.852666	$1.043449	0.000
Subaccount inception date May 1, 2007	2009	$0.604294	$0.852666	0.000
	2008	$1.000000	$0.604294	0.000
Transamerica Asset Allocation - Conservative VP – Service Class	2010	$0.959064	$1.034296	0.000
Subaccount inception date May 1, 2007	2009	$0.773987	$0.959064	0.000
	2008	$1.000000	$0.773987	0.000
Transamerica Asset Allocation - Growth VP – Service Class	2010	$0.780700	$0.887954	0.000
Subaccount inception date May 1, 2007	2009	$0.607475	$0.780700	0.000
	2008	$1.000000	$0.607475	0.000
Transamerica Asset Allocation - Moderate VP – Service Class	2010	$0.920174	$1.005409	0.000
Subaccount inception date May 1, 2007	2009	$0.734988	$0.920174	0.000
	2008	$1.000000	$0.734988	0.000
Transamerica Asset Allocation - Moderate Growth VP – Service Class	2010	$0.855912	$0.954445	213,750.176
Subaccount inception date May 1, 2007	2009	$0.674713	$0.855912	245,744.025
	2008	$1.000000	$0.674713	0.000
Transamerica International Moderate Growth VP – Service Class	2010	$0.807213	$0.882825	273,497.387
Subaccount inception date May 1, 2006	2009	$0.629154	$0.807213	276,381.847
	2008	$1.000000	$0.629154	0.000
Transamerica BlackRock Global Allocation VP – Service Class	2010	$1.208748	$1.315082	152,303.786
Subaccount inception date May 1, 2009	2009	$1.000000	$1.208748	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class	2010	$1.003089	$1.099069	0.000
Subaccount inception date November 19, 2009	2009	$0.984668	$1.003089	0.000
Transamerica BlackRock Tactical Allocation VP – Service Class	2010	$1.212543	$1.338157	0.000
Subaccount inception date May 1, 2009	2009	$1.000000	$1.212543	0.000
Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class	2010	$1.010144	$1.035961	0.000
Subaccount inception date November 19, 2009	2009	$0.990736	$1.010144	0.000
Transamerica Foxhall Global Conservative VP – Service Class	2010	$0.984411	$0.917081	0.000
Subaccount inception date November 19, 2009	2009	$0.995091	$0.984411	0.000
Transamerica Foxhall Global Growth VP – Service Class	2010	$1.007294	$1.053134	0.000
Subaccount inception date November 19, 2009	2009	$0.988989	$1.007294	0.000
Transamerica Foxhall Global Commodities & Hard Asset VP – Service Class	2010	$0.986644	$1.009181	0.000
Subaccount inception date November 19, 2009	2009	$0.986594	$0.986644	0.000
Transamerica Hanlon Balanced VP – Service Class	2010	$1.021505	$0.978312	0.000
Subaccount inception Date November 19, 2009	2009	$0.998181	$1.021505	0.000
Transamerica Hanlon Growth VP – Service Class	2010	$1.022173	$1.006895	0.000
Subaccount Inception date November 19, 2009	2009	$0.996419	$1.022173	0.000
Transamerica Hanlon Growth and Income VP – Service Class	2010	$1.023257	$0.993647	0.000
Subaccount inception date November 19, 2009	2009	$0.997288	$1.023257	0.000
Transamerica Hanlon Managed Income VP – Service Class	2010	$1.004498	$0.997682	0.000
Subaccount inception date November 19, 2009	2009	$0.999978	$1.004498	0.000

29

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	0.80%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Mid Cap Value VP – Service Class	2010	$1.030487	$1.255609	0.000
Subaccount inception date November 19, 2009	2009	$0.985177	$1.030487	0.000
Transamerica PIMCO Total Return VP – Service Class	2010	$1.081585	$1.147427	0.000
Subaccount inception date September 8, 2005	2009	$0.941891	$1.081585	0.000
	2008	$1.000000	$0.941891	0.000
Transamerica Index 35 VP – Service Class	2010	$0.999060	$1.084528	0.000
Subaccount inception date November 19, 2009	2009	$0.999978	$0.999060	0.000
Transamerica Index 50 VP – Service Class	2010	$0.941718	$1.034129	47,952.979
Subaccount inception date May 1, 2008	2009	$0.814598	$0.941718	0.000
	2008	$1.000000	$0.814598	0.000
Transamerica Index 75 VP – Service Class	2010	$0.876811	$0.982967	1,369,143.636
Subaccount inception date May 1, 2008	2009	$0.717511	$0.876811	1,238,128.137
	2008	$1.000000	$0.717511	0.000
Transamerica Index 100 VP – Service Class	2010	$1.025040	$1.163404	0.000
Subaccount inception date November 19, 2009	2009	$0.999978	$1.025040	0.000
Transamerica ProFunds UltraBear Fund – Service Class OAM	2010	$0.564963	$0.410487	0.000
Subaccount inception date May 1, 2009	2009	$1.000000	$0.564963	0.000
Transamerica Efficient Markets VP – Service Class	2010	$1.213503	$1.352884	0.000
Subaccount inception date November 10, 2008	2009	$1.037842	$1.213503	0.000
	2008	$1.000000	$1.037842	0.000
Transamerica Multi-Managed Balanced VP – Service Class(6)	2010	$0.854565	$1.050263	13,047.779
Subaccount inception date September 8, 2005	2009	$0.683983	$0.854565	0.000
	2008	$1.000000	$0.683983	0.000
Transamerica AEGON Money Market VP – Service Class(7)	2010	$0.998115	$0.990173	0.000
Subaccount inception date September 8, 2005	2009	$1.006022	$0.998115	0.000
	2008	$1.000000	$1.006022	0.000
PAM Transamerica AEGON U.S. Government Securities VP – Service	2010	$1.081878	$1.118620	0.000
Class(5)	2009	$1.046605	$1.081878	0.000
Subaccount inception date September 9, 2005	2008	$1.000000	$1.046605	0.000
Transamerica AEGON U.S. Government Securities VP – Service Class(4)	2010	$1.081878	$1.118620	0.000
Subaccount inception date September 9, 2005	2009	$1.046605	$1.081878	10,997.390
	2008	$1.000000	$1.046605	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Service Class(1)
Subaccount inception date August 16, 2010	2010	$1.000000	$1.052006	188,643.294
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2010	$1.249413	$1.364423	0.000
Subaccount inception date November 10, 2008	2009	$1.013971	$1.249413	0.000
	2008	$1.000000	$1.013971	0.000
American Funds - Asset Allocation Fund – Class 2	2010	$1.008981	$1.122808	12,246.098
Subaccount inception date November 19, 2009	2009	$0.989801	$1.008981	0.000
American Funds - Bond Fund – Class 2	2010	$0.994686	$1.047269	0.000
Subaccount inception date November 19, 2009	2009	$1.000922	$0.994686	0.000
American Funds - Growth Fund – Class 2	2010	$1.003837	$1.178408	0.000
Subaccount inception date November 19, 2009	2009	$0.986503	$1.003837	0.000
American Funds - Growth-Income Fund – Class 2	2010	$1.009232	$1.112325	0.000
Subaccount inception date November 19, 2009	2009	$0.986825	$1.009232	0.000
American Funds - International Fund – Class 2	2010	$0.981327	$1.040869	0.000
Subaccount inception date November 19, 2009	2009	$0.982934	$0.981327	0.000

30

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	0.80%
Subaccount		Beginning AUV	Ending AUV	# Units
GE Investments Total Return Fund – Class 3	2010	$1.004621	$1.087840	0.000
Subaccount inceptiond date November 19, 2009	2009	$0.988833	$1.004621	0.000

	Year	0.70%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2010	$0.659284	$0.757274	0.000
Subaccount inception date September 8, 2005	2009	$0.497608	$0.659284	0.000
	2008	$0.869656	$0.497608	0.000
	2007	$1.000000	$0.869656	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class	2010	$0.773642	$0.884848	0.000
Subaccount inception date September 8, 2005	2009	$0.601173	$0.773642	0.000
	2008	$0.966307	$0.601173	0.000
	2007	$1.000000	$0.966307	0.000
Transamerica AEGON High Yield Bond VP – Initial Class	2010	$1.052465	$1.175132	0.000
Subaccount inception date September 8, 2005	2009	$0.719816	$1.052465	0.000
	2008	$0.969072	$0.719816	0.000
	2007	$1.000000	$0.969072	0.000
Transamerica Jennison Growth VP – Initial Class
Subaccount inception date April 29, 2010	2010	$1.000000	$1.057582	0.000
Transamerica PIMCO Total Return VP – Initial Class	2010	$1.185978	$1.262462	0.000
Subaccount inception date September 8, 2005	2009	$1.029243	$1.185978	0.000
	2008	$1.066239	$1.029243	0.000
	2007	$1.000000	$1.066239	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class	2010	$0.881716	$1.177006	0.000
Subaccount inception date September 8, 2005	2009	$0.640139	$0.881716	0.000
	2008	$1.011225	$0.640139	0.000
	2007	$1.000000	$1.011225	0.000
Transamerica Third Avenue Value VP – Initial Class	2010	$0.723018	$0.828822	0.000
Subaccount inception date May 1, 2007	2009	$0.539804	$0.723018	0.000
	2008	$0.923709	$0.539804	0.000
	2007	$1.000000	$0.923709	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class(1)	2010	$0.923882	$1.002686	0.000
Subaccount inception date September 8, 2005	2009	$0.708576	$0.923882	0.000
	2008	$1.130342	$0.708576	0.000
	2007	$1.000000	$1.130342	0.000
Transamerica WMC Diversified Growth VP – Initial Class	2010	$0.763459	$0.893177	0.000
Subaccount inception date September 8, 2005	2009	$0.595073	$0.763459	0.000
	2008	$1.109837	$0.595073	0.000
	2007	$1.000000	$1.109837	0.000
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(2)	2010	$0.931866	$1.255399	0.000
Subaccount inception date September 8, 2005	2009	$0.685662	$0.931866	0.000
	2008	$1.168442	$0.685662	0.000
	2007	$1.000000	$1.168442	0.000
Transamerica WMC Diversified Equity VP – Initial Class(3)	2010	$1.301701	$1.510419	00000
Subaccount inception date September 8, 2005	2009	$1.000000	$1.301701	0.000
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(4)	2010	$0.950775	$1.231323	0.000
Subaccount inception date January 22, 2008	2009	$0.668538	$0.950775	0.000
	2008	$1.000000	$0.668538	0.000

31

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	0.70%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica AEGON U.S. Government Securities VP – Initial Class(5)	2010	$1.147783	$1.190003	0.000
Subaccount inception date September 8, 2005	2009	$1.106397	$1.147783	0.000
	2008	$1.034870	$1.106397	0.000
	2007	$1.000000	$1.034870	0.000
Transamerica Morgan Stanley Active International Allocation VP – Initial Class	2010	$0.794429	$0.855799	0.000
	2009	$0.635495	$0.794429	0.000
Subaccount inception date September 8, 2005	2008	$1.046243	$0.635495	0.000
	2007	$1.000000	$1.046243	0.000
Transamerica Multi-Managed Balanced VP – Initial Class(6)
Subaccount inception date April 29, 2010	2010	$1.000000	$1.135694	0.000
Transamerica Multi Managed Large Cap Core VP – Initial Class	2010	$0.833859	$0.986818	0.000
Subaccount inception date September 8, 2005	2009	$0.577471	$0.833859	0.000
	2008	$1.004060	$0.577471	0.000
	2007	$1.000000	$1.004060	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	2010	$0.933406	$1.241163	0.000
Subaccount inception date September 8, 2005	2009	$0.585405	$0.933406	0.000
	2008	$1.097574	$0.585405	0.000
	2007	$1.000000	$1.097574	0.000
Fidelity VIP Contrafund ® Portfolio – Initial Class	2010	$0.845901	$0.984652	0.000
Subaccount inception date May 1, 2007	2009	$0.627680	$0.845901	0.000
	2008	$1.099556	$0.627680	0.000
	2007	$1.000000	$1.099556	0.000
Fidelity VIP Equity-Income Portfolio – Initial Class	2010	$0.688503	$0.787286	0.000
Subaccount inception date May 1, 2007	2009	$0.532477	$0.688503	0.000
	2008	$0.935062	$0.532477	0.000
	2007	$1.000000	$0.935062	0.000
Fidelity VIP Growth Portfolio – Initial Class	2010	$0.787570	$0.971150	0.000
Subaccount inception date May 1, 2007	2009	$0.618211	$0.787570	0.000
	2008	$1.178363	$0.618211	0.000
	2007	$1.000000	$1.178363	0.000
Fidelity VIP Mid Cap Portfolio – Initial Class	2010	$0.880840	$1.126951	0.000
Subaccount inception date May 1, 2007	2009	$0.633185	$0.880840	0.000
	2008	$1.052946	$0.633185	0.000
	2007	$1.000000	$1.052946	0.000
Fidelity VIP Value Strategies Portfolio – Initial Class	2010	$0.699662	$0.879862	0.000
Subaccount inception date May 1, 2007	2009	$0.447098	$0.699662	0.000
	2008	$0.921890	$0.447098	0.000
	2007	$1.000000	$0.921890	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2010	$0.919147	$1.074828	0.000
Subaccount inception date May 1, 2008	2009	$0.669150	$0.919147	0.000
	2008	$1.000000	$0.669150	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2010	$1.278599	$1.397642	142,770.865
Subaccount inception date November 10, 2008	2009	$0.991405	$1.278599	144,224.699
	2008	$1.000000	$0.991405	0.000
NVIT Developing Markets Fund	2010	$0.864436	$0.996986	0.000
Subaccount inception date May 1, 2007	2009	$0.536582	$0.864436	0.000
	2008	$1.282259	$0.536582	0.000
	2007	$1.000000	$1.282259	0.000

32

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	0.70%
Subaccount		Beginning AUV	Ending AUV	# Units
Equity Index Portfolio	2010	$0.773723	$0.882927	0.000
Subaccount inception date May 1, 2007	2009	$0.616188	$0.773723	0.000
	2008	$0.983940	$0.616188	0.000
	2007	$1.000000	$0.983940	0.000
Mid-Cap Index Portfolio	2010	$0.771942	$0.961055	0.000
Subaccount inception date May 1, 2007	2009	$0.553772	$0.771942	0.000
	2008	$0.958451	$0.553772	0.000
	2007	$1.000000	$0.958451	0.000
REIT Index Portfolio	2010	$0.646315	$0.823150	0.000
Subaccount inception date May 1, 2007	2009	$0.503985	$0.646315	0.000
	2008	$0.808781	$0.503985	0.000
	2007	$1.000000	$0.808781	0.000
International Portfolio	2010	$0.823642	$0.946526	0.000
Subaccount inception date May 1, 2007	2009	$0.580881	$0.823642	0.000
	2008	$1.061972	$0.580881	0.000
	2007	$1.000000	$1.061972	0.000
Short-Term Investment-Grade Portfolio	2010	$1.120877	$1.171182	0.000
Subaccount inception date May 1, 2007	2009	$0.991325	$1.120877	0.000
	2008	$1.034001	$0.991325	0.000
	2007	$1.000000	$1.034001	0.000
Total Bond Market Index Portfolio	2010	$1.149263	$1.215465	0.000
Subaccount inception date May 1, 2007	2009	$1.092413	$1.149263	0.000
	2008	$1.045418	$1.092413	0.000
	2007	$1.000000	$1.045418	0.000
Wanger International	2010	$0.841200	$1.043512	0.000
Subaccount inception date May 1, 2007	2009	$0.565553	$0.841200	0.000
	2008	$1.046943	$0.565553	0.000
	2007	$1.000000	$1.046943	0.000
Wanger USA	2010	$0.815656	$0.999149	0.000
Subaccount inception date May 1, 2007	2009	$0.577508	$0.815656	0.000
	2008	$0.964218	$0.577508	0.000
	2007	$1.000000	$0.964218	0.000
Transamerica Asset Allocation - Conservative VP – Service Class	2010	$0.987019	$1.065497	592,354.983
Subaccount inception date May 1, 2007	2009	$0.795759	$0.987019	385,408.263
	2008	$1.019557	$0.795759	0.000
	2007	$1.000000	$1.019557	0.000
Transamerica Asset Allocation - Growth VP – Service Class	2010	$0.768853	$0.875343	0.000
Subaccount inception date May 1, 2007	2009	$0.597659	$0.768853	0.000
	2008	$0.999039	$0.597659	0.000
	2007	$1.000000	$0.999039	0.000
Transamerica Asset Allocation - Moderate VP – Service Class	2010	$0.940389	$1.028516	2,300,337.191
Subaccount inception date May 1, 2007	2009	$0.750386	$0.940389	2,388,184.355
	2008	$1.023845	$0.750386	2,717,102.903
	2007	$1.000000	$1.023845	0.000
Transamerica Asset Allocation - Moderate Growth VP – Service Class	2010	$0.856166	$0.955673	428,529.026
Subaccount inception date May 1, 2007	2009	$0.674239	$0.856166	725,709.957
	2008	$1.012225	$0.674239	1,684,192.012
	2007	$1.000000	$1.012225	2,171,089.160

33

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	0.70%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica International Moderate Growth VP – Service Class	2010	$0.829464	$0.908061	293,236.294
Subaccount inception date May 1, 2006	2009	$0.645855	$0.829464	371,663.406
	2008	$1.021286	$0.645855	0.000
	2007	$1.000000	$1.021286	0.000
Transamerica BlackRock Global Allocation VP – Service Class	2010	$1.209558	$1.317268	0.000
Subaccount inception date May 1, 2009	2009	$1.000000	$1.209558	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class	2010	$1.003205	$1.100287	0.000
Subaccount inception date November 19, 2009	2009	$0.984671	$1.003205	0.000
Transamerica BlackRock Tactical Allocation VP – Service Class	2010	$1.213336	$1.340364	0.000
Subaccount inception date May 1, 2009	2009	$1.000000	$1.213336	0.000
Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class	2010	$1.010262	$1.037114	0.000
Subaccount inception date November 19, 2009	2009	$0.990739	$1.010262	0.000
Transamerica Foxhall Global Conservative VP – Service Class	2010	$0.984529	$0.918071	0.000
Subaccount inception date November 19, 2009	2009	$0.995093	$0.984529	0.000
Transamerica Foxhall Global Growth VP – Service Class	2010	$1.007416	$1.054307	0.000
Subaccount inception date November 19, 2009	2009	$0.988992	$1.007416	0.000
Transamerica Foxhall Global Commodities & Hard Asset VP – Service Class	2010	$0.986760	$1.010293	0.000
Subaccount inception date November 19, 2009	2009	$0.986597	$0.986760	0.000
Transamerica Hanlon Balanced VP – Service Class	2010	$1.021624	$0.979405	0.000
Subaccount inception Date November 19, 2009	2009	$0.998184	$1.021624	0.000
Transamerica Hanlon Growth VP – Service Class	2010	$1.022292	$1.008026	0.000
Subaccount Inception date November 19, 2009	2009	$0.996422	$1.022292	0.000
Transamerica Hanlon Growth and Income VP – Service Class	2010	$1.023373	$0.994755	0.000
Subaccount inception date November 19, 2009	2009	$0.997290	$1.023373	0.000
Transamerica Hanlon Managed Income VP – Service Class	2010	$1.004621	$0.998824	0.000
Subaccount inception date November 19, 2009	2009	$0.999981	$1.004621	0.000
Transamerica JPMorgan Mid Cap Value VP – Service Class	2010	$1.030608	$1.257004	0.000
Subaccount inception date November 19, 2009	2009	$0.985180	$1.030608	0.000
Transamerica PIMCO Total Return VP – Service Class	2010	$1.067483	$1.133586	0.000
Subaccount inception date September 8, 2008	2009	$0.928679	$1.067483	0.000
	2008	$1.000000	$0.928679	0.000
Transamerica Index 35 VP – Service Class	2010	$0.999179	$1.085740	0.000
Subaccount inception date November 19, 2009	2009	$0.999981	$0.999179	0.000
Transamerica Index 50 VP – Service Class	2010	$0.951393	$1.045789	0.000
Subaccount inception date May 1, 2008	2009	$0.822151	$0.951393	0.000
	2008	$1.000000	$0.822151	0.000
Transamerica Index 75 VP – Service Class	2010	$0.887592	$0.996044	202,830.142
Subaccount inception date May 1, 2008	2009	$0.725598	$0.887592	204,895.597
	2008	$1.000000	$0.725598	0.000
Transamerica Index 100 VP – Service Class	2010	$1.025159	$1.164685	0.000
Subaccount inception date November 19, 2009	2009	$0.999981	$1.025159	0.000
Transamerica ProFunds UltraBear Fund – Service Class OAM	2010	$0.565343	$0.411167	0.000
Subaccount inception date May 1, 2009	2009	$1.000000	$0.565343	0.000
Transamerica Efficient Markets VP – Service Class	2010	$1.214882	$1.355748	0.000
Subaccount inception date November 10, 2008	2009	$1.037990	$1.214882	0.000
	2008	$1.000000	$1.037990	0.000

34

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Multi-Managed Balanced VP – Service Class(6)	2010	$0.891182	$1.096357	0.000
Subaccount inception date September 8, 2005	2009	$0.712587	$0.891182	0.000
	2008	$1.064259	$0.712587	0.000
	2007	$1.000000	$1.064259	0.000
Transamerica AEGON Money Market VP – Service Class(7)	2010	$1.032701	$1.025542	0.000
Subaccount inception date May 1, 2007	2009	$1.039860	$1.032701	0.000
	2008	$1.024984	$1.039860	135,671.011
	2007	$1.000000	$1.024984	0.000
Transamerica AEGON U.S. Government Securities VP – Service Class(5)	2010	$1.078584	$1.116318	0.000
Subaccount inception date September 8, 2005	2009	$1.042385	$1.078584	0.000
	2008	$1.000000	$1.042385	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Service Class(1)
Subaccount inception date August 16, 2010	2010	$1.000000	$1.052401	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2010	$1.250827	$1.367316	0.000
Subaccount inception date November 10, 2008	2009	$1.014113	$1.250827	0.000
	2008	$1.000000	$1.014113	0.000
American Funds - Asset Allocation Fund – Class 2	2010	$1.009099	$1.124056	0.000
Subaccount inception date November 19, 2009	2009	$0.989803	$1.009099	0.000
American Funds - Bond Fund – Class 2	2010	$0.994798	$1.048415	0.000
Subaccount inception date November 19, 2009	2009	$1.000924	$0.994798	0.000
American Funds - Growth Fund – Class 2	2010	$1.003954	$1.179699	0.000
Subaccount inception date November 19, 2009	2009	$0.986506	$1.003954	0.000
American Funds - Growth-Income Fund – Class 2	2010	$1.009347	$1.113552	0.000
Subaccount inception date November 19, 2009	2009	$0.986827	$1.009347	0.000
American Funds - International Fund – Class 2	2010	$0.981444	$1.042015	0.000
Subaccount inception date November 19, 2009	2009	$0.982937	$0.981444	0.000
GE Investments Total Return Fund – Class 3	2010	$1.004735	$1.089039	0.000
Subaccount inceptiond date November 19, 2009	2009	$0.988835	$1.004735	0.000

		0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2010	$0.743331	$0.854238	0.000
Subaccount inception date September 8, 2005	2009	$0.560765	$0.743331	18,525.298
	2008	$1.000000	$0.560765	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class	2010	$0.822947	$0.941710	0.000
Subaccount inception date September 8, 2005	2009	$0.639160	$0.822947	0.000
	2008	$1.000000	$0.639160	0.000
Transamerica AEGON High Yield Bond VP – Initial Class	2010	$1.071452	$1.196943	139,023.050
Subaccount inception date September 8, 2005	2009	$0.732445	$1.071452	368,235.143
	2008	$1.000000	$0.732445	57,205.630
Transamerica T. Rowe Price Small Cap VP – Initial Class	2010	$0.875816	$1.169715	19,098.603
Subaccount inception date September 8, 2005	2009	$0.635547	$0.875816	27,440.705
	2008	$1.000000	$0.635547	0.000
Transamerica Third Avenue Value VP – Initial Class	2010	$0.777238	$0.891421	459,171.359
Subaccount inception date May 1, 2007	2009	$0.579993	$0.777238	483,492.237
	2008	$1.000000	$0.579993	30,907.700

35

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class(1)	2010	$0.826153	$0.897062	0.000
Subaccount inception date September 8, 2005	2009	$0.633313	$0.826153	0.000
	2008	$1.000000	$0.633313	0.000
Transamerica Jennison Growth VP – Initial Class	2010	$1.000000	$1.057942	108,627.922
Subaccount inception date April 29, 2010
Transamerica WMC Diversified Growth VP – Initial Class	2010	$0.728626	$0.852867	0.000
Subaccount inception date September 8, 2005	2009	$0.567633	$0.728626	0.000
	2008	$1.000000	$0.567633	0.000
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(2)	2010	$0.848876	$1.144158	6,580.510
Subaccount inception date September 8, 2005	2009	$0.624281	$0.848876	0.000
	2008	$1.000000	$0.624281	0.000
Transamerica WMC Diversified Equity VP – Initial Class(3)	2010	$1.302132	$1.511659	0.000
Subaccount inception date September 8, 2005	2009	$1.000000	$1.302132	0.000
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(4)	2010	$0.785080	$1.017238	2,968.415
Subaccount inception date January 22, 2008	2009	$0.551765	$0.785080	16,811.118
	2008	$1.000000	$0.551765	0.000
Transamerica Morgan Stanley Active International Allocation VP – Initial Class Subaccount inception date September 8, 2005	2010	$0.756659	$0.815510	0.000
	2009	$0.604988	$0.756659	0.000
	2008	$1.000000	$0.604988	0.000
Transamerica Multi Managed Large Cap Core VP – Initial Class	2010	$0.852656	$1.009560	0.000
Subaccount inception date September 8, 2005	2009	$0.590190	$0.852656	0.000
	2008	$1.000000	$0.590190	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	2010	$0.855368	$1.137950	6,196.789
Subaccount inception date September 8, 2005	2009	$0.536201	$0.855368	0.000
	2008	$1.000000	$0.536201	0.000
Fidelity VIP Contrafund ® Portfolio – Initial Class	2010	$0.801341	$0.933235	26,818.679
Subaccount inception date September 8, 2005	2009	$0.594317	$0.801341	59,469.041
	2008	$1.000000	$0.594317	0.000
Fidelity VIP Equity-Income Portfolio – Initial Class	2010	$0.751733	$0.860025	14,014.989
Subaccount inception date September 8, 2005	2009	$0.581084	$0.751733	0.000
	2008	$1.000000	$0.581084	0.000
Fidelity VIP Growth Portfolio – Initial Class	2010	$0.708192	$0.873711	4,422.611
Subaccount inception date September 8, 2005	2009	$0.555637	$0.708192	0.000
	2008	$1.000000	$0.555637	0.000
Fidelity VIP Mid Cap Portfolio – Initial Class	2010	$0.846393	$1.083409	0.000
Subaccount inception date September 8, 2005	2009	$0.608121	$0.846393	15,185.352
	2008	$1.000000	$0.608121	0.000
Fidelity VIP Value Strategies Portfolio – Initial Class	2010	$0.785069	$0.987745	6,354.319
Subaccount inception date September 8, 2005	2009	$0.501421	$0.785069	0.000
	2008	$1.000000	$0.501421	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2010	$0.900751	$1.053838	134.138
Subaccount inception date May 1, 2008	2009	$0.655426	$0.900751	39,858.839
	2008	$1.000000	$0.655426	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2010	$1.279320	$1.399127	13,955.116
Subaccount inception date November 10, 2008	2009	$0.991473	$1.279320	1,692.259
	2008	$1.000000	$0.991473	0.000
NVIT Developing Markets Fund	2010	$0.686529	$0.792195	26,517.989
Subaccount inception date May 1, 2007	2009	$0.426071	$0.686529	0.000
	2008	$1.000000	$0.426071	0.000

36

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Equity Index Portfolio	2010	$0.805936	$0.920162	145,110.267
Subaccount inception date May 1, 2007	2009	$0.641520	$0.805936	64,100.828
	2008	$1.000000	$0.641520	0.000
Mid-Cap Index Portfolio	2010	$0.802450	$0.999540	64,833.581
Subaccount inception date May 1, 2007	2009	$0.575367	$0.802450	21,754.091
	2008	$1.000000	$0.575367	0.000
REIT Index Portfolio	2010	$0.720968	$0.918686	28,123.147
Subaccount inception date May 1, 2007	2009	$0.561882	$0.720968	23,163.091
	2008	$1.000000	$0.561882	0.000
International Portfolio	2010	$0.770809	$0.886244	180,515.196
Subaccount inception date May 1, 2007	2009	$0.543343	$0.770809	176,351.108
	2008	$1.000000	$0.543343	72,723.940
Short-Term Investment-Grade Portfolio	2010	$1.071765	$1.120424	166,555.694
Subaccount inception date May 1, 2007	2009	$0.947427	$1.071765	49,350.212
	2008	$1.000000	$0.947427	31,529857
Total Bond Market Index Portfolio	2010	$1.080911	$1.143735	174,411.783
Subaccount inception date May 1, 2007	2009	$1.026931	$1.080911	102,668.921
	2008	$1.000000	$1.026931	31,553.387
Wanger International	2010	$0.802981	$0.996607	62,468.216
Subaccount inception date May 1, 2007	2009	$0.539589	$0.802981	36,835.290
	2008	$1.000000	$0.539589	0.000
Wanger USA	2010	$0.854732	$1.047526	1,918.370
Subaccount inception date May 1, 2007	2009	$0.604861	$0.854732	0.000
	2008	$1.000000	$0.604861	0.000
Transamerica Asset Allocation - Conservative VP – Service Class	2010	$0.961377	$1.038325	212,291.032
Subaccount inception date May 1, 2007	2009	$0.774700	$0.961377	159,758.500
	2008	$1.000000	$0.774700	0.000
Transamerica Asset Allocation - Growth VP – Service Class	2010	$0.782579	$0.891409	0.000
Subaccount inception date May 1, 2007	2009	$0.608031	$0.782579	0.000
	2008	$1.000000	$0.608031	0.000
Transamerica Asset Allocation - Moderate VP – Service Class	2010	$0.922402	$1.009345	589,226.710
Subaccount inception date May 1, 2007	2009	$0.735672	$0.922402	706,792.244
	2008	$1.000000	$0.735672	514,329.800
Transamerica Asset Allocation - Moderate Growth VP – Service Class	2010	$0.857969	$0.958158	289,012.521
Subaccount inception date May 1, 2007	2009	$0.675336	$0.857969	292,974.849
	2008	$1.000000	$0.675336	74,112.100
Transamerica International Moderate Growth VP – Service Class	2010	$0.809156	$0.886273	100,117.235
Subaccount inception date May 1, 2006	2009	$0.629732	$0.809156	122,644.583
	2008	$1.000000	$0.629732	105,089.846
Transamerica BlackRock Global Allocation VP – Service Class	2010	$1.209948	$1.318349	30,825.056
Subaccount inception date May 1, 2009	2009	$1.000000	$1.209948	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class	2010	$1.003266	$1.100893	194,773.841
Subaccount inception date November 19, 2009	2009	$0.984672	$1.003266	12,731.807
Transamerica BlackRock Tactical Allocation VP – Service Class	2010	$1.213738	$1.341473	0.000
Subaccount inception date May 1, 2009	2009	$1.000000	$1.213738	0.000
Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class	2010	$1.010320	$1.037686	878.306
Subaccount inception date November 19, 2009	2009	$0.990740	$1.010320	0.000
Transamerica Foxhall Global Conservative VP – Service Class	2010	$0.984588	$0.918624	0.000
Subaccount inception date November 19, 2009	2009	$0.995095	$0.984588	0.000

37

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Foxhall Global Growth VP – Service Class	2010	$1.007473	$1.054894	0.000
Subaccount inception date November 19, 2009	2009	$0.988993	$1.007473	0.000
Transamerica Foxhall Global Commodities & Hard Asset VP – Service
Class	2010	$0.986818	$1.010864	1,889.699
Subaccount inception date November 19, 2009	2009	$0.986598	$0.986818	0.000
Transamerica Hanlon Balanced VP – Service Class	2010	$1.021682	$0.979947	100,530.197
Subaccount inception Date November 19, 2009	2009	$0.998185	$1.021682	0.000
Transamerica Hanlon Growth VP – Service Class	2010	$1.022354	$1.008578	163,675.331
Subaccount Inception date November 19, 2009	2009	$0.996424	$1.022354	0.000
Transamerica Hanlon Growth and Income VP – Service Class	2010	$1.023436	$0.995303	0.000
Subaccount inception date November 19, 2009	2009	$0.997292	$1.023436	0.000
Transamerica Hanlon Managed Income VP – Service Class	2010	$1.004676	$0.999346	115,277.171
Subaccount inception date November 19, 2009	2009	$0.999982	$1.004676	0.000
Transamerica JPMorgan Mid Cap Value VP – Service Class	2010	$1.030665	$1.257698	5,667.198
Subaccount inception date November 19, 2009	2009	$0.985181	$1.030665	0.000
Transamerica PIMCO Total Return VP – Service Class	2010	$1.084198	$1.151898	1,073,002.743
Subaccount inception date September 8, 2005	2009	$0.942760	$1.084198	722,368.577
	2008	$1.000000	$0.942760	750,289.783
Transamerica Index 35 VP – Service Class	2010	$0.999236	$1.086339	31,803.132
Subaccount inception date November 19, 2009	2009	$0.999982	$0.999236	0.000
Transamerica Index 50 VP – Service Class	2010	$0.943997	$1.038172	190,040.385
Subaccount inception date May 1, 2008	2009	$0.815354	$0.943997	58,680.521
	2008	$1.000000	$0.815354	0.000
Transamerica Index 75 VP – Service Class	2010	$0.878940	$0.986824	66,935.201
Subaccount inception date May 1, 2008	2009	$0.718174	$0.878940	735,866.893
	2008	$1.000000	$0.718174	0.000
Transamerica Index 100 VP – Service Class	2010	$1.025218	$1.165344	0.000
Subaccount inception date November 19, 2009	2009	$0.999982	$1.025218	0.000
Transamerica ProFunds UltraBear Fund – Service Class OAM	2010	$0.565529	$0.411510	38,612.050
Subaccount inception date May 1, 2009	2009	$1.000000	$0.565529	0.000
Transamerica Efficient Markets VP – Service Class	2010	$1.215564	$1.357192	38,823.874
Subaccount inception date November 10, 2008	2009	$1.038061	$1.215564	38,484.014
	2008	$1.000000	$1.038061	0.000
Transamerica Multi-Managed Balanced VP – Service Class(6)	2010	$0.856624	$1.054361	273.326
Subaccount inception date September 8, 2005	2009	$0.684617	$0.856624	14,724.326
	2008	$1.000000	$0.684617	0.000
Transamerica AEGON Money Market VP – Service Class(7)	2010	$1.000520	$0.994011	0.000
Subaccount inception date May 1, 2007	2009	$1.006952	$1.000520	0.000
	2008	$1.000000	$1.006952	0.000
PAM Transamerica AEGON U.S. Government Securities VP – Service	2010	$1.084503	$1.123012	0.000
Class(5)	2009	$1.047571	$1.084503	0.000
Subaccount inception date September 9, 2005	2008	$1.000000	$1.047571	0.000
Transamerica AEGON U.S. Government Securities VP – Service Class(5)	2010	$1.084503	$1.123012	40,020.934
Subaccount inception date September 9, 2005	2009	$1.047571	$1.084503	47,544.314
	2008	$1.000000	$1.047571	31,294.071
Transamerica AllianceBernstein Dynamic Allocation VP – Service Class(1)
Subaccount inception date August 16, 2010	2010	$1.000000	$1.052593	0.000

38

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2010	$1.251522	$1.368756	26,373.123
Subaccount inception date November 10, 2008	2009	$1.014181	$1.251522	96.575
	2008	$1.000000	$1.014181	0.000
American Funds – Asset Allocation Fund – Class 2	2010	$1.009161	$1.124690	33,853.628
Subaccount inception date November 19, 2009	2009	$0.989805	$1.009161	0.000
American Funds – Bond Fund – Class 2	2010	$0.994860	$1.049004	0.000
Subaccount inception date November 19, 2009	2009	$1.000926	$0.994860	0.000
American Funds – Growth Fund – Class 2	2010	$1.004013	$1.180363	0.000
Subaccount inception date November 19, 2009	2009	$0.986508	$1.004013	0.000
American Funds – Growth-Income Fund – Class 2	2010	$1.009410	$1.114173	0.000
Subaccount inception date November 19, 2009	2009	$0.986829	$1.009410	0.000
American Funds – International Fund – Class 2	2010	$0.981498	$1.042596	0.000
Subaccount inception date November 19, 2009	2009	$0.982938	$0.981498	0.000
GE Investments Total Return Fund – Class 3	2010	$1.004794	$1.089646	0.000
Subaccount inceptiond date November 19, 2009	2009	$0.988837	$1.004794	0.000

		0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2010	$0.743928	$0.855352	31,059.356
Subaccount inception date September 8, 2005	2009	$0.560939	$0.743928	0.000
	2008	$1.000000	$0.560939	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class	2010	$0.823616	$0.942955	0.000
Subaccount inception date September 8, 2005	2009	$0.639365	$0.823616	0.000
	2008	$1.000000	$0.639365	0.000
Transamerica AEGON High Yield Bond VP – Initial Class	2010	$1.072306	$1.198490	26,057.775
Subaccount inception date September 8, 2005	2009	$0.732661	$1.072306	0.000
	2008	$1.000000	$0.732661	0.000
Transamerica Jennison Growth VP – Initial Class
Subaccount inception date April 29, 2010	2010	$1.000000	$1.058300	47,897.281
Transamerica T. Rowe Price Small Cap VP – Initial Class	2010	$0.876519	$1.171243	16,021.682
Subaccount inception date September 8, 2005	2009	$0.635740	$0.876519	5,130.288
	2008	$1.000000	$0.635740	0.000
Transamerica Third Avenue Value VP – Initial Class	2010	$0.777867	$0.892584	0.000
Subaccount inception date May 1, 2007	2009	$0.580172	$0.777867	0.000
	2008	$1.000000	$0.580172	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class(1)	2010	$0.826811	$0.898219	17,124.443
Subaccount inception date September 8, 2005	2009	$0.633502	$0.826811	0.000
	2008	$1.000000	$0.633502	0.000
Transamerica WMC Diversified Growth VP – Initial Class	2010	$0.729211	$0.853965	10,711.391
Subaccount inception date September 8, 2008	2009	$0.567806	$0.729211	11,357.878
	2008	$1.000000	$0.567806	24,670.343
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(2)	2010	$0.849572	$1.145670	0.000
Subaccount inception date September 8, 2005	2009	$0.624475	$0.849572	0.000
	2008	$1.000000	$0.624475	0.000
Transamerica WMC Diversified Equity VP – Initial Class(3)	2010	$1.302565	$1.512919	20,836.310
Subaccount inception date September 8, 2005	2009	$1.000000	$1.302565	0.000

39

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(4)	2010	$0.785724	$1.018582	143,446.282
Subaccount inception date January 22, 2008	2009	$0.551936	$0.785724	19,178.848
	2008	$1.000000	$0.551936	0.000
Transamerica Morgan Stanley Active International Allocation VP – Initial Class	2010	$0.757280	$0.816589	130,986.817
	2009	$0.605182	$0.757280	0.000
Subaccount inception date September 8, 2005	2008	$1.000000	$0.605182	17,237.721
Transamerica Multi Managed Large Cap Core VP – Initial Class	2010	$0.853342	$1.010875	22,930.269
Subaccount inception date September 8, 2005	2009	$0.590376	$0.853342	0.000
	2008	$1.000000	$0.590376	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	2010	$0.856038	$1.139408	99,880.174
Subaccount inception date September 8, 2005	2009	$0.536368	$0.856038	0.000
	2008	$1.000000	$0.536368	0.000
Fidelity VIP Contrafund ® Portfolio – Initial Class	2010	$0.801979	$0.934446	33,015.703
Subaccount inception date September 8, 2005	2009	$0.594497	$0.801979	35,008.388
	2008	$1.000000	$0.594497	0.000
Fidelity VIP Equity-Income Portfolio – Initial Class	2010	$0.752343	$0.861155	0.000
Subaccount inception date September 8, 2005	2009	$0.581263	$0.752343	0.000
	2008	$1.000000	$0.581263	0.000
Fidelity VIP Growth Portfolio – Initial Class	2010	$0.708773	$0.874856	4,494.708
Subaccount inception date September 8, 2005	2009	$0.555808	$0.708773	4,501.446
	2008	$1.000000	$0.555808	0.000
Fidelity VIP Mid Cap Portfolio – Initial Class	2010	$0.847074	$1.084816	3,803.698
Subaccount inception date September 8, 2005	2009	$0.608313	$0.847074	3,809.408
	2008	$1.000000	$0.608313	0.000
Fidelity VIP Value Strategies Portfolio – Initial Class	2010	$0.785703	$0.989041	0.000
Subaccount inception date September 8, 2005	2009	$0.501576	$0.785703	0.000
	2008	$1.000000	$0.501576	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2010	$0.901474	$1.055201	19,983.932
Subaccount inception date May 1, 2008	2009	$0.655632	$0.901474	0.000
	2008	$1.000000	$0.655632	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2010	$1.280056	$1.400629	0.000
Subaccount inception date November 10, 2008	2009	$0.991545	$1.280056	0.000
	2008	$1.000000	$0.991545	0.000
NVIT Developing Markets Fund	2010	$0.687094	$0.793237	47,224.358
Subaccount inception date May 1, 2007	2009	$0.426071	$0.687094	0.000
	2008	$1.000000	$0.426071	0.000
Equity Index Portfolio	2010	$0.806588	$0.921358	213,232.078
Subaccount inception date May 1, 2007	2009	$0.641721	$0.806588	60,443.403
	2008	$1.000000	$0.641721	82,091.723
Mid-Cap Index Portfolio	2010	$0.803107	$1.000851	101,078.704
Subaccount inception date May 1, 2007	2009	$0.575549	$0.803107	28,633.430
	2008	$1.000000	$0.575549	61,729.306
REIT Index Portfolio	2010	$0.721534	$0.919854	50,492.903
Subaccount inception date May 1, 2007	2009	$0.562055	$0.721534	13,889.643
	2008	$1.000000	$0.562055	31,599.300
International Portfolio	2010	$0.771423	$0.887406	162,815.676
Subaccount inception date May 1, 2007	2009	$0.543512	$0.771423	34,796.860
	2008	$1.000000	$0.543512	65,277.150

40

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Short-Term Investment-Grade Portfolio	2010	$1.072635	$1.121903	502,924.061
Subaccount inception date May 1, 2007	2009	$0.947730	$1.072635	229,660.803
	2008	$1.000000	$0.947730	267,922.354
Total Bond Market Index Portfolio	2010	$1.081774	$1.145225	206,510.853
Subaccount inception date May 1, 2007	2009	$1.027240	$1.081774	90,848.415
	2008	$1.000000	$1.027240	0.000
Wanger International	2010	$0.803628	$0.997899	40,196.835
Subaccount inception date May 1, 2007	2009	$0.539752	$0.803628	20,305.118
	2008	$1.000000	$0.539752	0.000
Wanger USA	2010	$0.855399	$1.048862	73,151.591
Subaccount inception date May 1, 2007	2009	$0.605038	$0.855399	9,682.776
	2008	$1.000000	$0.605038	0.000
Transamerica Asset Allocation - Conservative VP – Service Class	2010	$0.962150	$1.039683	16,258.355
Subaccount inception date May 1, 2007	2009	$0.774936	$0.962150	0.000
	2008	$1.000000	$0.774936	0.000
Transamerica Asset Allocation - Growth VP – Service Class	2010	$0.783218	$0.892590	0.000
Subaccount inception date May 1, 2007	2009	$0.608222	$0.783218	0.000
	2008	$1.000000	$0.608222	0.000
Transamerica Asset Allocation - Moderate VP – Service Class	2010	$0.923135	$1.010652	301,917.491
Subaccount inception date May 1, 2007	2009	$0.735893	$0.923135	377,139.476
	2008	$1.000000	$0.735893	290,312.267
Transamerica Asset Allocation - Moderate Growth VP – Service Class	2010	$0.858665	$0.959419	175,484.982
Subaccount inception date May 1, 2007	2009	$0.675549	$0.858665	226,066.664
	2008	$1.000000	$0.675549	28,638.379
Transamerica International Moderate Growth VP – Service Class	2010	$0.809828	$0.887445	0.000
Subaccount inception date May 1, 2006	2009	$0.629936	$0.809828	0.000
	2008	$1.000000	$0.629936	0.000
Transamerica BlackRock Global Allocation VP – Service Class	2010	$1.210359	$1.319448	420,533.962
Subaccount inception date May 1, 2009	2009	$1.000000	$1.210359	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class	2010	$1.003320	$1.101489	122,857.441
Subaccount inception date November 19, 2009	2009	$0.984673	$1.003320	0.000
Transamerica BlackRock Tactical Allocation VP – Service Class	2010	$1.214141	$1.342583	49,582.970
Subaccount inception date May 1, 2009	2009	$1.000000	$1.214141	0.000
Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class	2010	$1.010379	$1.038261	3,597.332
Subaccount inception date November 19, 2009	2009	$0.990741	$1.010379	0.000
Transamerica Foxhall Global Conservative VP – Service Class	2010	$0.984642	$0.919117	16,343.946
Subaccount inception date November 19, 2009	2009	$0.995096	$0.984642	0.000
Transamerica Foxhall Global Growth VP – Service Class	2010	$1.007534	$1.055475	0.000
Subaccount inception date November 19, 2009	2009	$0.988995	$1.007534	0.000
Transamerica Foxhall Global Commodities & Hard Asset VP – Service Class	2010	$0.986878	$1.011412	7,465.058

Subaccount inception date November 19, 2009	2009	$0.986599	$0.986878	0.000
Transamerica Hanlon Balanced VP – Service Class	2010	$1.021742	$0.980490	27,281.786
Subaccount inception Date November 19, 2009	2009	$0.998187	$1.021742	0.000
Transamerica Hanlon Growth VP – Service Class	2010	$1.022411	$1.009144	0.000
Subaccount Inception date November 19, 2009	2009	$0.996425	$1.022411	0.000
Transamerica Hanlon Growth and Income VP – Service Class	2010	$1.023494	$0.995855	11,294.367
Subaccount inception date November 19, 2009	2009	$0.997293	$1.023494	0.000

41

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Hanlon Managed Income VP – Service Class	2010	$1.004743	$0.999941	331,103.301
Subaccount inception date November 19, 2009	2009	$0.999984	$1.004743	0.000
Transamerica JPMorgan Mid Cap Value VP – Service Class	2010	$1.030729	$1.258396	0.000
Subaccount inception date November 19, 2009	2009	$0.985183	$1.030729	0.000
Transamerica PIMCO Total Return VP – Service Class	2010	$1.085062	$1.153407	519,138.484
Subaccount inception date September 8, 2005	2009	$0.943044	$1.085062	754,376.596
	2008	$1.000000	$0.943044	0.000
Transamerica Index 35 VP – Service Class	2010	$0.999300	$1.086944	0.000
Subaccount inception date November 19, 2009	2009	$0.999984	$0.999300	0.000
Transamerica Index 50 VP – Service Class	2010	$0.944755	$1.039518	648,994.782
Subaccount inception date May 1, 2008	2009	$0.815605	$0.944755	0.000
	2008	$1.000000	$0.815605	0.000
Transamerica Index 75 VP – Service Class	2010	$0.879647	$0.988101	1,099,252.985
Subaccount inception date May 1, 2008	2009	$0.718393	$0.879647	314,396.296
	2008	$1.000000	$0.718393	425,361.767
Transamerica Index 100 VP – Service Class	2010	$1.025279	$1.165989	0.000
Subaccount inception date November 19, 2009	2009	$0.999984	$1.025279	0.000
Transamerica ProFunds UltraBear Fund – Service Class OAM	2010	$0.565719	$0.411851	53,169.259
Subaccount inception date May 1, 2009	2009	$1.000000	$0.565719	0.000
Transamerica Efficient Markets VP - Service Class	2010	$1.216249	$1.358637	0.000
Subaccount inception date November 10, 2008	2009	$1.038133	$1.216249	0.000
	2008	$1.000000	$1.038133	0.000
Transamerica Multi-Managed Balanced VP – Service Class(6)	2010	$0.857300	$1.055717	0.000
Subaccount inception date September 8, 2005	2009	$0.684818	$0.857300	0.000
	2008	$1.000000	$0.684818	0.000
Transamerica AEGON Money Market VP – Service Class(7)	2010	$1.001421	$0.995529	290,399.027
Subaccount inception date May 1, 2007	2009	$1.007263	$1.001421	647,782.844
	2008	$1.000000	$1.007263	211,619.105
PAM Transamerica AEGON U.S. Government Securities VP – Service Class(5)	2010	$1.085366	$1.124461	0.000
	2009	$1.047898	$1.085366	0.000
Subaccount inception date September 8, 2005	2008	$1.000000	$1.047898	0.000
Transamerica AEGON U.S. Government Securities VP – Service Class(5)	2010	$1.085366	$1.124461	20,398.908
Subaccount inception date September 9, 2005	2009	$1.043864	$1.085366	125,864.389
	2008	$1.000000	$1.043864	280,956.856
Transamerica AllianceBernstein Dynamic Allocation VP – Service Class(1)
Subaccount inception date August 16, 2010	2010	$1.000000	1.052794	11,584.187
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2010	$1.252234	$1.370217	0.000
Subaccount inception date November 10, 2008	2009	$1.014253	$1.252234	0.000
	2008	$1.000000	$1.014253	0.000
American Funds - Asset Allocation Fund – Class 2	2010	$1.009218	$1.125314	33,590.479
Subaccount inception date November 19, 2009	2009	$0.989806	$1.009218	0.000
American Funds - Bond Fund – Class 2	2010	$0.994913	$1.049583	22,010.280
Subaccount inception date November 19, 2009	2009	$1.000927	$0.994913	0.000
American Funds - Growth Fund – Class 2	2010	$1.004069	$1.181011	0.000
Subaccount inception date November 19, 2009	2009	$0.986509	$1.004069	0.000
American Funds - Growth-Income Fund – Class 2	2010	$1.009466	$1.114789	0.000
Subaccount inception date November 19, 2009	2009	$0.986830	$1.009466	0.000

42

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International Fund – Class 2	2010	$0.981556	$1.043166	29,310.832
Subaccount inception date November 19, 2009	2009	$0.982940	$0.981556	0.000
GE Investments Total Return Fund – Class 3	2010	$1.004853	$1.090246	15,421.532
Subaccount inception date November 19, 2009	2009	$0.988838	$1.004853	0.000

		0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2010	$0.661884	$0.761393	0.000
Subaccount inception date September 8, 2005	2009	$0.498829	$0.661884	0.000
	2008	$0.870475	$0.498829	0.000
	2007	$1.000000	$0.870475	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class	2010	$0.776694	$0.889663	0.000
Subaccount inception date September 8, 2005	2009	$0.602640	$0.776694	0.000
	2008	$0.967213	$0.602640	0.000
	2007	$1.000000	$0.967213	0.000
Transamerica AEGON High Yield Bond VP – Initial Class	2010	$1.056618	$1.181535	0.000
Subaccount inception date September 8, 2005	2009	$0.721581	$1.056618	0.000
	2008	$0.969991	$0.721581	0.000
	2007	$1.000000	$0.969991	0.000
Transamerica Jennison Growth VP – Initial Class
Subaccount inception date April 29, 2010	2010	$1.000000	$1.058652	0.000
Transamerica PIMCO Total Return VP – Initial Class	2010	$1.190654	$1.269333	0.000
Subaccount inception date September 8, 2005	2009	$1.031757	$1.190654	0.000
	2008	$1.067245	$1.031757	0.000
	2007	$1.000000	$1.067245	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class	2010	$0.885208	$1.183435	0.000
Subaccount inception date September 8, 2005	2009	$0.641715	$0.885208	0.000
	2008	$1.012186	$0.641715	0.000
	2007	$1.000000	$1.012186	0.000
Transamerica Third Avenue Value VP – Initial Class	2010	$0.725865	$0.833316	18,696.485
Subaccount inception date May 1, 2007	2009	$0.541115	$0.725865	18,696.485
	2008	$0.924574	$0.541115	18,696.485
	2007	$1.000000	$0.924574	18,696.485
Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class(1)	2010	$0.927521	$1.008134	32,515.036
Subaccount inception date September 8, 2005	2009	$0.710311	$0.927521	69,187.056
	2008	$1.131413	$0.710311	69,187.056
	2007	$1.000000	$1.131413	69,187.056
Transamerica WMC Diversified Growth VP – Initial Class	2010	$0.766470	$0.898035	0.000
Subaccount inception date September 8, 2005	2009	$0.596526	$0.766470	0.000
	2008	$1.110879	$0.596526	0.000
	2007	$1.000000	$1.110879	0.000
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(2)	2010	$0.935538	$1.262214	0.000
Subaccount inception date September 8, 2005	2009	$0.687330	$0.935538	0.000
	2008	$1.169542	$0.687330	0.000
	2007	$1.000000	$1.169542	0.000
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(4)	2010	$0.953531	$1.236730	0.000
Subaccount inception date January 22, 2008	2009	$0.669476	$0.953531	0.000
	2008	$1.000000	$0.669476	0.000

43

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica WMC Diversified Equity VP – Initial Class(3)	2010	$1.303006	$1.514188	20,710.040
Subaccount inception date September 8, 2005	2009	$1.000000	$1.303006	20,710.040
Transamerica AEGON U.S. Government Securities VP – Initial Class(5)	2010	$1.152303	$1.196467	0.000
Subaccount inception date September 8, 2005	2009	$1.109092	$1.152303	0.000
	2008	$1.035851	$1.109092	0.000
	2007	$1.000000	$1.035851	0.000
Transamerica Morgan Stanley Active International Allocation VP – Initial Class	2010	$0.797563	$0.860444	0.000
Subaccount inception date September 8, 2005	2009	$0.637050	$0.797563	40,200.635
	2008	$1.047231	$0.637050	40,200.635
	2007	$1.000000	$1.047231	40,200.635
Transamerica Multi-Managed Balanced VP – Initial Class
Subaccount inception date April 29, 2010	2010	$1.000000	$1.136839	0.000
Transamerica Multi Managed Large Cap Core VP – Initial Class	2010	$0.837174	$0.992217	0.000
Subaccount inception date September 8, 2005	2009	$0.578888	$0.837174	0.000
	2008	$1.005008	$0.578888	0.000
	2007	$1.000000	$1.005008	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	2010	$0.937073	$1.247891	0.000
Subaccount inception date September 8, 2005	2009	$0.586836	$0.937073	0.000
	2008	$1.098610	$0.586836	0.000
	2007	$1.000000	$1.098610	0.000
Fidelity VIP Contrafund ® Portfolio – Initial Class	2010	$0.849232	$0.990010	56,668.277
Subaccount inception date May 1, 2007	2009	$0.629210	$0.849232	56,668.277
	2008	$1.100585	$0.629210	56,668.277
	2007	$1.000000	$1.100585	56,668.277
Fidelity VIP Equity-Income Portfolio – Initial Class	2010	$0.691209	$0.791567	0.000
Subaccount inception date May 1, 2007	2009	$0.533779	$0.691209	0.000
	2008	$0.935946	$0.533779	0.000
	2007	$1.000000	$0.935946	0.000
Fidelity VIP Growth Portfolio – Initial Class	2010	$0.790688	$0.976448	0.000
Subaccount inception date May 1, 2007	2009	$0.619729	$0.790688	0.000
	2008	$1.179472	$0.619729	0.000
	2007	$1.000000	$1.179472	0.000
Fidelity VIP Mid Cap Portfolio – Initial Class	2010	$0.884314	$1.133076	0.000
Subaccount inception date May 1, 2007	2009	$0.634734	$0.884314	0.000
	2008	$1.053945	$0.634734	0.000
	2007	$1.000000	$1.053945	0.000
Fidelity VIP Value Strategies Portfolio – Initial Class	2010	$0.702429	$0.884654	0.000
Subaccount inception date May 1, 2007	2009	$0.448190	$0.702429	0.000
	2008	$0.922762	$0.448190	0.000
	2007	$1.000000	$0.922762	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2010	$0.921436	$1.079114	0.000
Subaccount inception date May 1, 2008	2009	$0.669819	$0.921436	0.000
	2008	$1.000000	$0.669819	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2010	$1.280761	$1.402098	26,355.064
Subaccount inception date November 10, 2008	2009	$0.991607	$1.280761	38,817.900
	2008	$1.000000	$0.991607	0.000
NVIT Developing Markets Fund	2010	$0.867840	$1.002399	0.000
Subaccount inception date May 1, 2007	2009	$0.537893	$0.867840	0.000
	2008	$1.283480	$0.537893	0.000
	2007	$1.000000	$1.283480	0.000

44

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Equity Index Portfolio	2010	$0.776756	$0.887708	0.000
Subaccount inception date May 1, 2007	2009	$0.617684	$0.776756	0.000
	2008	$0.984866	$0.617684	0.000
	2007	$1.000000	$0.984866	0.000
Mid-Cap Index Portfolio	2010	$0.775000	$0.966303	0.000
Subaccount inception date May 1, 2007	2009	$0.555136	$0.775000	0.000
	2008	$0.959357	$0.555136	0.000
	2007	$1.000000	$0.959357	0.000
REIT Index Portfolio	2010	$0.648905	$0.827686	0.000
Subaccount inception date May 1, 2007	2009	$0.505223	$0.648905	0.000
	2008	$0.809547	$0.505223	0.000
	2007	$1.000000	$0.809547	0.000
International Portfolio	2010	$0.826887	$0.951669	53,458.409
Subaccount inception date May 1, 2007	2009	$0.582298	$0.826887	53,458.409
	2008	$1.062969	$0.582298	53,458.409
	2007	$1.000000	$1.062969	53,458.409
Short-Term Investment-Grade Portfolio	2010	$1.125283	$1.177546	129,794.840
Subaccount inception date May 1, 2007	2009	$0.993739	$1.125283	75,294.758
	2008	$1.034982	$0.993739	75,294.758
	2007	$1.000000	$1.034982	75,294.758
Total Bond Market Index Portfolio	2010	$1.153793	$1.222062	213,639.587
Subaccount inception date May 1, 2007	2009	$1.095084	$1.153793	234,096.075
	2008	$1.046412	$1.095084	270,540.649
	2007	$1.000000	$1.046412	74,545.796
Wanger International	2010	$0.844511	$1.049175	0.000
Subaccount inception date May 1, 2007	2009	$0.566933	$0.844511	0.000
	2008	$1.047931	$0.566933	0.000
	2007	$1.000000	$1.047931	0.000
Wanger USA	2010	$0.818877	$1.004577	0.000
Subaccount inception date May 1, 2007	2009	$0.578918	$0.818877	0.000
	2008	$0.965128	$0.578918	0.000
	2007	$1.000000	$0.965128	0.000
Transamerica Asset Allocation - Conservative VP – Service Class	2010	$0.990899	$1.071279	1,394,311.042
Subaccount inception date May 1, 2007	2009	$0.797694	$0.990899	1,002,781.301
	2008	$1.020524	$0.797694	173,118.811
	2007	$1.000000	$1.020524	207,438.509
Transamerica Asset Allocation - Growth VP – Service Class	2010	$0.771889	$0.880123	0.000
Subaccount inception date May 1, 2007	2009	$0.599123	$0.771889	58,921.305
	2008	$0.999980	$0.599123	58,921.305
	2007	$1.000000	$0.999980	58,921.305
Transamerica Asset Allocation - Moderate VP – Service Class	2010	$0.944075	$1.034087	1,452,263.470
Subaccount inception date May 1, 2007	2009	$0.752210	$0.944075	2,046,233.656
	2008	$1.024811	$0.752210	2,784,673.212
	2007	$1.000000	$1.024811	454,175.703
Transamerica Asset Allocation - Moderate Growth VP – Service Class	2010	$0.859520	$0.960851	830,213.026
Subaccount inception date May 1, 2007	2009	$0.675884	$0.859520	854,599.861
	2008	$1.013178	$0.675884	1,731,974.175
	2007	$1.000000	$1.013178	3,012,269.027

45

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica International Moderate Growth VP – Service Class	2010	$0.832728	$0.912994	234,209.690
Subaccount inception date May 1, 2006	2009	$0.647435	$0.832728	250,563.330
	2008	$1.022247	$0.647435	175,914.097
	2007	$1.000000	$1.022247	110,140.088
Transamerica AllianceBernstein Dynamic Allocation VP – Service Class(1)
Subaccount inception date August 16, 2010	2010	$1.000000	$1.052987	0.000
Transamerica BlackRock Global Allocation VP – Service Class	2010	$1.210759	$1.320541	37,500.474
Subaccount inception date May 1, 2009	2009	$1.000000	$1.210759	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class	2010	$1.003382	$1.102115	33,148.530
Subaccount inception date November 19, 2009	2009	$0.984675	$1.003382	0.000
Transamerica BlackRock Tactical Allocation VP – Service Class	2010	$1.214548	$1.343706	0.000
Subaccount inception date May 1, 2009	2009	$1.000000	$1.214548	0.000
Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class	2010	$1.010441	$1.038840	0.000
Subaccount inception date November 19, 2009	2009	$0.990743	$1.010441	0.000
Transamerica Foxhall Global Conservative VP – Service Class	2010	$0.984699	$0.919614	0.000
Subaccount inception date November 19, 2009	2009	$0.995097	$0.984699	0.000
Transamerica Foxhall Global Growth VP – Service Class	2010	$1.007592	$1.056066	0.000
Subaccount inception date November 19, 2009	2009	$0.988996	$1.007592	0.000
Transamerica Foxhall Global Commodities & Hard Asset VP – Service
Class	2010	$0.986931	$1.011969	0.000
Subaccount inception date November 19, 2009	2009	$0.986601	$0.986931	0.000
Transamerica Hanlon Balanced VP – Service Class	2010	$1.021804	$0.981044	0.000
Subaccount inception date November 19, 2009	2009	$0.998188	$1.021804	0.000
Transamerica Hanlon Growth VP – Service Class	2010	$1.022472	$1.009719	0.000
Subaccount inception date November 19, 2009	2009	$0.996426	$1.022472	0.000
Transamerica Hanlon Growth and Income VP – Service Class	2010	$1.023554	$0.996413	0.000
Subaccount inception date November 19, 2009	2009	$0.997294	$1.023554	0.000
Transamerica Hanlon Managed Income VP – Service Class	2010	$1.004796	$1.000472	0.000
Subaccount inception date November 19, 2009	2009	$0.999985	$1.004796	0.000
Transamerica JPMorgan Mid Cap Value VP – Service Class	2010	$1.030785	$1.259095	0.000
Subaccount inception date November 19, 2009	2009	$0.985184	$1.030785	0.000
Transamerica PIMCO Total Return VP – Service Class	2010	$1.070589	$1.138582	0.000
Subaccount inception date September 8, 2005	2009	$0.929993	$1.070589	0.000
	2008	$1.000000	$0.929993	0.000
Transamerica Index 35 VP – Service Class	2010	$0.999352	$1.087544	0.000
Subaccount inception date November 19,2009	2009	$0.999985	$0.999352	0.000
Transamerica Index 50 VP – Service Class	2010	$0.953761	$1.049957	0.000
Subaccount inception date May 1, 2008	2009	$0.822968	$0.953761	0.000
	2008	$1.000000	$0.822968	0.000
Transamerica Index 75 VP – Service Class	2010	$0.889795	$0.999993	37,412.476
Subaccount inception date May 1, 2008	2009	$0.726324	$0.889795	45,167.264
	2008	$1.000000	$0.726324	0.000
Transamerica Index 100 VP – Service Class	2010	$1.025337	$1.166638	0.000
Subaccount inception date May 1, 2009	2009	$0.999985	$1.025337	0.000
Transamerica ProFunds UltraBear Fund – Service Class OAM	2010	$0.565905	$0.412200	0.000
Subaccount inception date May 1, 2009	2009	$1.000000	$0.565905	0.000

46

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Efficient Markets VP – Service Class	2010	$1.216944	$1.360090	0.000
Subaccount inception date November 10, 2008	2009	$1.038202	$1.216944	0.000
	2008	$1.000000	$1.038202	0.000
Transamerica Multi-Managed Balanced VP – Service Class(6)	2010	$0.894695	$1.102314	0.000
Subaccount inception date May 1, 2007	2009	$0.714326	$0.894695	0.000
	2008	$1.065262	$0.714326	0.000
	2007	$1.000000	$1.065262	0.000
Transamerica AEGON Money Market VP – Service Class(7)	2010	$1.036895	$1.031360	0.000
Subaccount inception date May 1, 2007	2009	$1.042391	$1.036895	0.000
	2008	$1.025946	$1.042391	0.000
	2007	$1.000000	$1.025946	0.000
Transamerica AEGON U.S. Government Securities VP – Service Class(5)	2010	$1.081734	$1.121255	149,692.922
Subaccount inception date September 9, 2005	2009	$1.043864	$1.081734	166,611.358
	2008	$1.000000	$1.043864	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2010	$1.252945	$1.371663	0.000
Subaccount inception date November 10, 2008	2009	$1.014326	$1.252945	0.000
	2008	$1.000000	$1.014326	0.000
American Funds - Asset Allocation Fund – Class 2	2010	$1.009275	$1.125918	0.000
Subaccount inception date November 19, 2009	2009	$0.989807	$1.009275	0.000
American Funds - Bond Fund – Class 2	2010	$0.994975	$1.050167	0.000
Subaccount inception date November 19, 2009	2009	$1.000928	$0.994975	0.000
American Funds - Growth Fund – Class 2	2010	$1.004129	$1.181666	0.000
Subaccount inception date November 19, 2009	2009	$0.986510	$1.004129	0.000
American Funds - Growth-Income Fund – Class 2	2010	$1.009527	$1.115409	0.000
Subaccount inception date November 19, 2009	2009	$0.986832	$1.009527	0.000
American Funds - International Fund – Class 2	2010	$0.981615	$1.043757	0.000
Subaccount inception date November 19, 2009	2009	$0.982941	$0.981615	0.000
GE Investments Total Return Fund – Class 3	2010	$1.004910	$1.090845	0.000
Subaccount inception date November 19, 2009	2009	$0.988839	$1.004910	0.000

		0.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2010	$0.662742	$0.762751	0.000
Subaccount inception date September 8, 2005	2009	$0.499223	$0.662742	0.000
	2008	$0.870750	$0.499223	0.000
	2007	$1.000000	$0.870750	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class	2010	$0.777714	$0.891270	0.000
Subaccount inception date September 8, 2005	2009	$0.603133	$0.777714	0.000
	2008	$0.967523	$0.603133	0.000
	2007	$1.000000	$0.967523	0.000
Transamerica AEGON High Yield Bond VP – Initial Class	2010	$1.058003	$1.183674	0.000
Subaccount inception date September 8, 2005	2009	$0.722168	$1.058003	0.000
	2008	$0.970299	$0.722168	0.000
	2007	$1.000000	$0.970299	0.000
Transamerica PIMCO Total Return VP – Initial Class	2010	$1.192212	$1.271616	0.000
Subaccount inception date September 8, 2005	2009	$1.032592	$1.192212	0.000
	2008	$1.067583	$1.032592	0.000
	2007	$1.000000	$1.067583	0.000

47

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Initial Class	2010	$0.886373	$1.185573	0.000
Subaccount inception date September 8, 2005	2009	$0.642237	$0.886373	0.000
	2008	$1.012502	$0.642237	0.000
	2007	$1.000000	$1.012502	0.000
Transamerica Third Avenue Value VP – Initial Class	2010	$0.726809	$0.834824	9,304.785
Subaccount inception date May 1, 2007	2009	$0.541557	$0.726809	9,316.823
	2008	$0.924874	$0.541557	9,330.034
	2007	$1.000000	$0.924874	9,343.937
Transamerica Multi-Managed Balanced VP – Initial Class(6)
Subaccount inception date April 29, 2010	2010	$1.000000	$1.137216	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class(1)	2010	$0.928739	$1.009964	27,437.656
Subaccount inception date September 8, 2005	2009	$0.710891	$0.928739	0.000
	2008	$1.131771	$0.710891	0.000
	2007	$1.000000	$1.131771	0.000
Transamerica WMC Diversified Growth VP – Initial Class	2010	$0.767475	$0.899668	0.000
Subaccount inception date September 8, 2005	2009	$0.597010	$0.767475	0.000
	2008	$1.111226	$0.597010	0.000
	2007	$1.000000	$1.111226	0.000
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(2)	2010	$0.936769	$1.264507	0.000
Subaccount inception date September 8, 2005	2009	$0.687894	$0.936769	0.000
	2008	$1.169913	$0.687894	0.000
	2007	$1.000000	$1.169913	0.000
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(4)	2010	$0.954463	$1.238554	0.000
Subaccount inception date January 22, 2008	2009	$0.669798	$0.954463	0.000
	2008	$1.000000	$0.669798	0.000
Transamerica WMC Diversified Equity VP – Initial Class(3)	2010	$1.303439	$1.515440	0.000
Subaccount inception date September 8, 2005	2009	$1.000000	$1.303439	10,132.771
Transamerica AEGON U.S. Government Securities VP – Initial Class(5)	2010	$1.153818	$1.198618	0.000
Subaccount inception date September 8, 2005	2009	$1.110008	$1.153818	0.000
	2008	$1.036181	$1.110008	0.000
	2007	$1.000000	$1.036181	0.000
Transamerica Morgan Stanley Active International Allocation VP – Initial Class	2010	$0.798604	$0.862002	0.000
Subaccount inception date September 8, 2005	2009	$0.637570	$0.798604	0.000
	2008	$1.047561	$0.637570	0.000
	2007	$1.000000	$1.047561	0.000
Transamerica Jennison Growth VP – Initial Class
Subaccount inception date April 29, 2010	2010	$1.000000	$1.059010	1,917.988
Transamerica Multi Managed Large Cap Core VP – Initial Class	2010	$0.838246	$0.993982	0.000
Subaccount inception date September 8, 2005	2009	$0.579352	$0.838246	0.000
	2008	$1.005311	$0.579352	0.000
	2007	$1.000000	$1.005311	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	2010	$0.938294	$1.250139	0.000
Subaccount inception date September 8, 2005	2009	$0.587315	$0.938294	0.000
	2008	$1.098966	$0.587315	0.000
	2007	$1.000000	$1.098966	0.000
Fidelity VIP Contrafund ® Portfolio – Initial Class	2010	$0.850342	$0.991787	20,836.961
Subaccount inception date May 1, 2007	2009	$0.629719	$0.850342	5,485.621
	2008	$1.100927	$0.629719	5,493.398
	2007	$1.000000	$1.100927	2,929.304

48

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Initial Class	2010	$0.692115	$0.792998	0.000
Subaccount inception date May 1, 2007	2009	$0.534207	$0.692115	0.000
	2008	$0.936235	$0.534207	0.000
	2007	$1.000000	$0.936235	0.000
Fidelity VIP Growth Portfolio – Initial Class	2010	$0.791725	$0.978221	0.000
Subaccount inception date May 1, 2007	2009	$0.620234	$0.791725	0.000
	2008	$1.179841	$0.620234	0.000
	2007	$1.000000	$1.179841	0.000
Fidelity VIP Mid Cap Portfolio – Initial Class	2010	$0.885481	$1.135134	0.000
Subaccount inception date May 1, 2007	2009	$0.635254	$0.885481	0.000
	2008	$1.054274	$0.635254	0.000
	2007	$1.000000	$1.054274	0.000
Fidelity VIP Value Strategies Portfolio – Initial Class	2010	$0.703341	$0.886242	0.000
Subaccount inception date May 1, 2007	2009	$0.448555	$0.703341	0.000
	2008	$0.923049	$0.448555	0.000
	2007	$1.000000	$0.923049	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2010	$0.922221	$1.080565	0.000
Subaccount inception date May 1, 2008	2009	$0.670050	$0.922221	0.000
	2008	$1.000000	$0.670050	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2010	$1.281486	$1.403588	0.000
Subaccount inception date November 10, 2008	2009	$0.991677	$1.281486	0.000
	2008	$1.000000	$0.991677	0.000
NVIT Developing Markets Fund	2010	$0.868986	$1.004225	0.000
Subaccount inception date May 1, 2007	2009	$0.538336	$0.868986	7,721.335
	2008	$1.283883	$0.538336	0.000
	2007	$1.000000	$1.283883	0.000
Equity Index Portfolio	2010	$0.777790	$0.889335	23,602.406
Subaccount inception date May 1, 2007	2009	$0.618193	$0.777790	25,032.926
	2008	$0.985178	$0.618193	28,853.052
	2007	$1.000000	$0.985178	31,347.927
Mid-Cap Index Portfolio	2010	$0.776008	$0.968044	0.000
Subaccount inception date May 1, 2007	2009	$0.555582	$0.776008	0.000
	2008	$0.959659	$0.555582	0.000
	2007	$1.000000	$0.959659	0.000
REIT Index Portfolio	2010	$0.649750	$0.829165	4,798.148
Subaccount inception date May 1, 2007	2009	$0.505634	$0.649750	5,088.962
	2008	$0.809802	$0.505634	18,162.879
	2007	$1.000000	$0.809802	6,372.701
International Portfolio	2010	$0.827978	$0.953389	11,144.402
Subaccount inception date May 1, 2007	2009	$0.582778	$0.827978	11,819.855
	2008	$1.063306	$0.582778	13,623.622
	2007	$1.000000	$1.063306	14,801.644
Short-Term Investment-Grade Portfolio	2010	$1.126759	$1.179666	202,432.550
Subaccount inception date May 1, 2007	2009	$0.994552	$1.126759	175,678.615
	2008	$1.035294	$0.994552	183,129.172
	2007	$1.000000	$1.035294	62,329.082
Total Bond Market Index Portfolio	2010	$1.155309	$1.224296	27,970.573
Subaccount inception date May 1, 2007	2009	$1.095981	$1.155309	101,804.754
	2008	$1.046735	$1.095981	106,250.568
	2007	$1.000000	$1.046735	37,149.679

49

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Wanger International	2010	$0.845640	$1.051110	0.000
Subaccount inception date May 1, 2007	2009	$0.567401	$0.845640	0.000
	2008	$1.048261	$0.567401	0.000
	2007	$1.000000	$1.048261	0.000
Wanger USA	2010	$0.819948	$1.006398	0.000
Subaccount inception date May 1, 2007	2009	$0.579392	$0.819948	0.000
	2008	$0.965428	$0.579392	0.000
	2007	$1.000000	$0.965428	0.000
Transamerica Asset Allocation - Conservative VP – Service Class	2010	$0.992192	$1.073209	0.000
Subaccount inception date May 1, 2007	2009	$0.798345	$0.992192	0.000
	2008	$1.020839	$0.798345	0.000
	2007	$1.000000	$1.020839	0.000
Transamerica Asset Allocation - Growth VP – Service Class	2010	$0.772911	$0.881726	0.000
Subaccount inception date May 1, 2007	2009	$0.599615	$0.772911	0.000
	2008	$1.000294	$0.599615	0.000
	2007	$1.000000	$1.000294	0.000
Transamerica Asset Allocation - Moderate VP – Service Class	2010	$0.945314	$1.035954	170,569.566
Subaccount inception date May 1, 2007	2009	$0.752827	$0.945314	171,615.908
	2008	$1.025131	$0.752827	172,670.124
	2007	$1.000000	$1.025131	0.000
Transamerica Asset Allocation - Moderate Growth VP – Service Class	2010	$0.860652	$0.962599	196,814.272
Subaccount inception date May 1, 2007	2009	$0.676439	$0.860652	198,993.102
	2008	$1.013492	$0.676439	201,361.220
	2007	$1.000000	$1.013492	0.000
Transamerica International Moderate Growth VP – Service Class	2010	$0.833821	$0.914652	0.000
Subaccount inception date May 1, 2006	2009	$0.647959	$0.833821	0.000
	2008	$1.022573	$0.647959	0.000
	2007	$1.000000	$1.022573	0.000
Transamerica BlackRock Global Allocation VP – Service Class	2010	$1.211152	$1.321614	0.000
Subaccount inception date May 1, 2009	2009	$1.000000	$1.211152	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class	2010	$1.003438	$1.102728	0.000
Subaccount inception date November 19, 2009	2009	$0.984676	$1.003438	0.000
Transamerica BlackRock Tactical Allocation VP – Service Class	2010	$1.214941	$1.344802	0.000
Subaccount inception date May 1, 2009	2009	$1.000000	$1.214941	0.000
Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class	2010	$1.010498	$1.039414	6,566.987
Subaccount inception date November 19, 2009	2009	$0.990744	$1.010498	0.000
Transamerica Foxhall Global Conservative VP – Service Class	2010	$0.984762	$0.920124	0.000
Subaccount inception date November 19, 2009	2009	$0.995099	$0.984762	0.000
Transamerica Foxhall Global Growth VP – Service Class	2010	$1.007654	$1.056659	0.000
Subaccount inception date November 19, 2009	2009	$0.988997	$1.007654	0.000
Transamerica Foxhall Global Commodities & Hard Asset VP – Service Class	2010	$0.986995	$1.012536	26,568.421
Subaccount Inception Date November 19, 2009	2009	$0.986602	$0.986995	0.000
Transamerica Hanlon Balanced VP – Service Class	2010	$1.021858	$0.981575	0.000
Subaccount inception date November 19, 2009	2009	$0.998189	$1.021858	0.000
Transamerica Hanlon Growth VP – Service Class	2010	$1.022534	$1.010277	0.000
Subaccount inception date November 19, 2009	2009	$0.996428	$1.022534	0.000
Transamerica Hanlon Growth and Income VP – Service Class	2010	$1.023617	$0.996957	0.000
Subaccount inception date November 19, 2009	2009	$0.997296	$1.023617	0.000

50

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Hanlon Managed Income VP – Service Class	2010	$1.004850	$1.001008	0.000
Subaccount inception date November 19, 2009	2009	$0.999986	$1.004850	0.000
Transamerica JPMorgan Mid Cap Value VP – Service Class	2010	$1.030847	$1.259793	0.000
Subaccount inception date November 19, 2009	2009	$0.985185	$1.030847	0.000
Transamerica PIMCO Total Return VP – Service Class	2010	$1.071618	$1.140232	45,658.306
Subaccount inception date September 8, 2005	2009	$0.930432	$1.071618	0.000
	2008	$1.000000	$0.930432	0.000
Transamerica Index 35 VP – Service Class	2010	$0.999411	$1.088152	0.000
Subaccount inception date November 19, 2009	2009	$0.999986	$0.999411	0.000
Transamerica Index 50 VP – Service Class	2010	$0.954555	$1.051351	0.000
Subaccount inception date May 1, 2008	2009	$0.823244	$0.954555	0.000
	2008	$1.000000	$0.823244	0.000
Transamerica Index 75 VP – Service Class	2010	$0.890529	$1.001323	0.000
Subaccount inception date May 1, 2008	2009	$0.726567	$0.890529	0.000
	2008	$1.000000	$0.726567	0.000
Transamerica Index 100 VP – Service Class	2010	$1.025398	$1.167279	0.000
Subaccount inception date November 19, 2009	2009	$0.999986	$1.025398	0.000
Transamerica ProFunds UltraBear Fund – Service Class OAM	2010	$0.566098	$0.412544	0.000
Subaccount inception date May 1, 2009	2009	$1.000000	$0.566098	0.000
Transamerica Efficient Markets VP – Service Class	2010	$1.217643	$1.361535	0.000
Subaccount inception date November 10, 2008	2009	$1.038278	$1.217643	0.000
	2008	$1.000000	$1.038278	0.000
Transamerica Multi-Managed Balanced VP – Service Class(6)	2010	$0.895871	$1.104312	0.000
Subaccount inception date May 1, 2007	2009	$0.714914	$0.895871	0.000
	2008	$1.065605	$0.714914	0.000
	2007	$1.000000	$1.065605	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Service Class(1)
Subaccount inception date August 16, 2010	2010	$1.000000	$1.053190	0.000
Transamerica AEGON Money Market VP – Service Class(7)	2010	$1.038190	$1.033080	601,910.232
Subaccount inception date May 1, 2007	2009	$1.043237	$1.038190	777,374.343
	2008	$1.026268	$1.043237	777,407.931
	2007	$1.000000	$1.026268	153,760.110
Transamerica AEGON U.S. Government Securities VP – Service Class(5)	2010	$1.082764	$1.122879	62,794.509
Subaccount inception date September 8, 2005	2009	$1.044339	$1.082764	0.000
	2008	$1.000000	$1.044339	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2010	$1.253645	$1.373127	0.000
Subaccount inception date November 10, 2008	2009	$1.014392	$1.253645	0.000
	2008	$1.000000	$1.014392	0.000
American Funds - Asset Allocation Fund – Class 2	2010	$1.009336	$1.126556	0.000
Subaccount inception date November 19, 2009	2009	$0.989809	$1.009336	0.000
American Funds - Bond Fund – Class 2	2010	$0.995030	$1.050756	0.000
Subaccount inception date November 19, 2009	2009	$1.000930	$0.995030	0.000
American Funds - Growth Fund – Class 2	2010	$1.004187	$1.182327	0.000
Subaccount inception date November 19, 2009	2009	$0.986512	$1.004187	0.000
American Funds - Growth-Income Fund – Class 2	2010	$1.009584	$1.116011	0.000
Subaccount inception date November 19, 2009	2009	$0.986833	$1.009584	0.000
American Funds - International Fund – Class 2	2010	$0.981668	$1.044328	0.000
Subaccount inception date November 19, 2009	2009	$0.982942	$0.981668	0.000

51

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
GE Investments Total Return Fund – Class 3	2010	$1.004971	$1.091450	0.000
Subaccount inception date November 19, 2009	2009	$0.988841	$1.004971	0.000

		0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Initial Class	2010	$1.148251	$1.245209	0.000
Subaccount inception date September 8, 2005	2009	$0.921074	$1.148251	0.000
	2008	$1.173868	$0.921074	0.000
	2007	$1.108418	$1.173868	0.000
	2006	$1.017303	$1.108418	0.000
	2005	$1.000000	$1.017303	0.000
Transamerica Asset Allocation - Growth VP – Initial Class	2010	$1.001246	$1.145781	0.000
Subaccount inception date September 8, 2005	2009	$0.774742	$1.001246	0.000
	2008	$1.289208	$0.774742	0.000
	2007	$1.201838	$1.289208	0.000
	2006	$1.044152	$1.201838	0.000
	2005	$1.000000	$1.044152	0.000
Transamerica Asset Allocation - Moderate VP – Initial Class	2010	$1.136175	$1.248445	27,094.222
Subaccount inception date September 8, 2005	2009	$0.902909	$1.136175	27,433.961
	2008	$1.225068	$0.902909	29,559.349
	2007	$1.139932	$1.225068	30,732.227
	2006	$1.027143	$1.139932	18,362.770
	2005	$1.000000	$1.027143	0.000
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2010	$1.076789	$1.208393	28,755.439
Subaccount inception date September 8, 2005	2009	$0.843977	$1.076789	29,328.580
	2008	$1.260885	$0.843977	29,727.030
	2007	$1.174821	$1.260885	29,590.961
	2006	$1.036680	$1.174821	18,089.031
	2005	$1.000000	$1.036680	0.000
Transamerica International Moderate Growth VP – Initial Class	2010	$0.923834	$1.016279	68,341.337
Subaccount inception date May 1, 2006	2009	$0.715524	$0.923834	68,447.676
	2008	$1.125210	$0.715524	66,547.354
	2007	$1.039903	$1.125210	66,382.912
	2006	$1.000000	$1.039903	40,712.563
Transamerica BlackRock Large Cap Value VP – Initial Class	2010	$0.922539	$1.014324	0.000
Subaccount inception date September 8, 2005	2009	$0.812949	$0.922539	0.000
	2008	$1.235217	$0.812949	0.000
	2007	$1.185815	$1.235217	0.000
	2006	$1.018750	$1.185815	0.000
	2005	$1.000000	$1.018750	0.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2010	$1.034859	$1.191627	0.000
Subaccount inception date September 8, 2005	2009	$0.779146	$1.034859	0.000
	2008	$1.358302	$0.779146	0.000
	2007	$1.462510	$1.358302	0.000
	2006	$1.032563	$1.462510	0.000
	2005	$1.000000	$1.032563	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class	2010	$0.972099	$1.114608	0.000
Subaccount inception date September 8, 2005	2009	$0.753509	$0.972099	0.000
	2008	$1.208140	$0.753509	0.000
	2007	$1.160928	$1.208140	0.000
	2006	$1.011303	$1.160928	0.000
	2005	$1.000000	$1.011303	0.000

52

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Jennison Growth VP – Initial Class	2010	$1.056017	$1.180183	0.000
Subaccount inception date September 8, 2005	2009	$0.752302	$1.056017	0.000
	2008	$1.199641	$0.752302	0.000
	2007	$1.080646	$1.199641	0.000
	2006	$1.064609	$1.080646	0.000
	2005	$1.000000	$1.064609	0.000
Transamerica Morgan Stanley Capital Growth VP – Initial Class(8)	2010	$0.968791	$1.229059	0.000
Subaccount inception date September 8, 2005	2009	$0.760806	$0.968791	0.000
	2008	$1.200984	$0.760806	0.000
	2007	$1.194047	$1.200984	0.000
	2006	$1.011680	$1.194047	0.000
	2005	$1.000000	$1.011680	0.000
Transamerica AEGON High Yield Bond VP – Initial Class	2010	$1.216863	$1.362085	0.000
Subaccount inception date September 8, 2005	2009	$0.830193	$1.216863	0.000
	2008	$1.114879	$0.830193	0.000
	2007	$1.099544	$1.114879	0.000
	2006	$0.995510	$1.099544	0.000
	2005	$1.000000	$0.995510	0.000
Transamerica MFS International Equity VP – Initial Class	2010	$1.196890	$1.316590	0.000
Subaccount inception date September 8, 2005	2009	$0.906126	$1.196890	0.000
	2008	$1.406619	$0.906126	0.000
	2007	$1.294502	$1.406619	0.000
	2006	$1.056577	$1.294502	0.000
	2005	$1.000000	$1.056577	0.000
Transamerica PIMCO Total Return VP – Initial Class	2010	$1.251495	$1.335515	0.000
Subaccount inception date September 8, 2005	2009	$1.083399	$1.251495	0.000
	2008	$1.119544	$1.083399	0.000
	2007	$1.032235	$1.119544	0.000
	2006	$1.994966	$1.032235	0.000
	2005	$1.000000	$0.994966	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class	2010	$1.020583	$1.365780	0.000
Subaccount inception date September 8, 2005	2009	$0.739123	$1.020583	0.000
	2008	$1.164681	$0.739123	0.000
	2007	$1.067381	$1.164681	0.000
	2006	$1.035043	$1.067381	0.000
	2005	$1.000000	$1.035043	0.000
Transamerica WMC Diversified Equity VP – Initial Class(3)	2010	$1.008581	$1.173205	0.000
Subaccount inception date September 8, 2005	2009	$0.789519	$1.008581	0.000
	2008	$1.407990	$0.789519	0.000
	2007	$1.227259	$1.407990	0.000
	2006	$1.037781	$1.227259	0.000
	2005	$1.000000	$1.037781	0.00
Transamerica AEGON Money Market VP – Initial Class(7)	2010	$1.118287	$1.113238	0.000
Subaccount inception date September 8, 2005	2009	$1.121908	$1.118287	0.000
	2008	$1.100636	$1.121908	0.000
	2007	$1.052681	$1.100636	0.000
	2006	$1.009643	$1.052681	0.000
	2005	$1.000000	$1.009643	0.000
Transamerica Third Avenue Value VP – Initial Class	2010	$0.746071	$0.857375	0.000
Subaccount inception date May 1, 2007	2009	$0.555635	$0.746071	0.000
	2008	$0.948448	$0.555635	0.000
	2007	$1.000000	$0.948448	0.000

53

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Multi-Managed Balanced VP – Initial Class(6)	2010	$1.067478	$1.319017	0.000
Subaccount inception date September 8, 2005	2009	$0.849017	$1.067478	0.000
	2008	$1.261632	$0.849017	0.000
	2007	$1.115560	$1.261632	0.000
	2006	$1.026867	$1.115560	0.000
	2005	$1.000000	$1.026867	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class(1)	2010	$1.096953	$1.193473	0.000
Subaccount inception date September 8, 2005	2009	$0.839235	$1.096953	0.000
	2008	$1.335440	$0.839235	0.000
	2007	$1.130768	$1.335440	0.000
	2006	$1.024222	$1.130768	0.000
	2005	$1.000000	$1.024222	0.000
Transamerica WMC Diversified Growth VP – Initial Class	2010	$0.925015	$1.084883	0.000
Subaccount inception date September 8, 2005	2009	$0.719205	$0.925015	0.000
	2008	$1.338001	$0.719205	0.000
	2007	$1.155832	$1.338001	0.000
	2006	$1.067964	$1.155832	0.000
	2005	$1.000000	$1.067964	0.000
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(2)	2010	$1.137066	$1.535645	0.000
Subaccount inception date September 8, 2005	2009	$0.834562	$1.137066	0.000
	2008	$1.418632	$0.834562	0.000
	2007	$1.157769	$1.418632	0.000
	2006	$1.106511	$1.157769	0.000
	2005	$1.000000	$1.106511	0.000
Transamerica Systematic Small/Mid Cap Value VP – Service Class(4)	2010	$0.955375	$1.240354	0.000
Subaccount inception date January 22, 2008	2009	$0.670107	$0.955375	0.000
	2008	$1.000000	$0.670107	0.000
Transamerica AEGON U.S. Government Securities VP – Initial Class(5)	2010	$1.208114	$1.255660	0.000
Subaccount inception date September 8, 2005	2009	$1.161659	$1.208114	0.000
	2008	$1.083867	$1.161659	0.000
	2007	$1.026677	$1.083867	0.000
	2006	$0.998612	$1.026677	0.000
	2005	$1.000000	$0.998612	0.000
PAM Transamerica AEGON U.S. Government Securities VP – Initial Class(5)	2010	$1.208114	$1.255660	0.000
Subaccount inception date 2007	2009	$1.161659	$1.208114	0.000
	2008	$1.083867	$1.161659	0.000
	2007	$1.026677	$1.083867	0.000
	2006	$0.998612	$1.026677	0.000
	2005	$1.000000	$0.998612	0.000
Transamerica Morgan Stanley Active International Allocation VP – Initial Class	2010	$1.153528	$1.245728	0.000
Subaccount inception date September 8, 2005	2009	$0.920465	$1.153528	0.000
	2008	$1.511619	$0.920465	0.000
	2007	$1.313506	$1.511619	0.000
	2006	$1.068284	$1.313506	0.000
	2005	$1.000000	$1.068284	0.000
Transamerica Multi Managed Large Cap Core VP – Initial Class	2010	$1.062095	$1.260031	0.000
Subaccount inception date September 8, 2005	2009	$0.733700	$1.062095	0.000
	2008	$1.272514	$0.733700	0.000
	2007	$1.170054	$1.272514	0.000
	2006	$1.065227	$1.170054	0.000
	2005	$1.000000	$1.065227	0.000

54

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	2010	$1.172729	$1.563256	0.000
Subaccount inception date September 8, 2005	2009	$0.733684	$1.172729	0.000
	2008	$1.372152	$0.733684	0.000
	2007	$1.124887	$1.372152	0.000
	2006	$1.028093	$1.124887	0.000
	2005	$1.000000	$1.028093	0.000
Transamerica PIMCO Total Return VP – Service Class	2010	$1.072648	$1.141904	0.000
Subaccount inception date September 8, 2005	2009	$0.930858	$1.072648	0.000
	2008	$1.000000	$0.930858	0.000
Transamerica Index 50 VP – Service Class	2010	$0.955350	$1.052752	0.000
Subaccount inception date May 1, 2008	2009	$0.823524	$0.955350	0.000
	2008	$1.000000	$0.823524	0.000
Transamerica Index 75 VP – Service Class	2010	$0.891289	$1.002679	0.000
Subaccount inception date May 1, 2008	2009	$0.726808	$0.891289	0.000
	2008	$1.000000	$0.726808	0.000
Transamerica AEGON U.S. Government Securities VP – Service Class(5)	2010	$1.083816	$1.124535	0.000
Subaccount inception date September 8, 2005	2009	$0.1044840	$1.083816	0.000
	2008	$1.000000	$0.1044840	0.000
Invesco V.I. Basic Value Fund – Series II Shares	2010	$0.825744	$0.879144	0.000
Subaccount inception date September 8, 2005	2009	$0.561430	$0.825744	0.000
	2008	$1.172553	$0.561430	0.000
	2007	$1.162012	$1.172553	0.000
	2006	$1.033479	$1.162012	0.000
	2005	$1.000000	$1.033479	0.000
Invesco V.I. Capital Appreciation Fund – Series II Shares	2010	$0.841890	$0.965555	0.000
Subaccount inception date September 8, 2005	2009	$0.700543	$0.841890	0.000
	2008	$1.226509	$0.700543	0.000
	2007	$1.102679	$1.226509	0.000
	2006	$1.044354	$1.102679	0.000
	2005	$1.000000	$1.044354	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2010	$0.879810	$0.987974	0.000
Subaccount inception date September 8, 2005	2009	$0.734328	$0.879810	0.000
	2008	$1.243789	$0.734328	0.000
	2007	$1.191506	$1.243789	0.000
	2006	$1.023100	$1.191506	0.000
	2005	$1.000000	$1.023100	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2010	$0.987193	$1.079389	0.000
Subaccount inception date September 8, 2005	2009	$0.723260	$0.987193	0.000
	2008	$1.207265	$0.723260	0.000
	2007	$1.067410	$1.207265	0.000
	2006	$1.079115	$1.067410	0.000
	2005	$1.000000	$1.079115	0.000
Fidelity VIP Contrafund ® Portfolio – Initial Class	2010	$0.861478	$1.005284	0.000
Subaccount inception date May 1, 2007	2009	$0.637649	$0.861478	0.000
	2008	$1.114236	$0.637649	3,504.506
	2007	$1.000000	$1.114236	0.000
Fidelity VIP Equity-Income Portfolio – Initial Class	2010	$0.705156	$0.808343	0.000
Subaccount inception date May 1, 2007	2009	$0.543996	$0.705156	0.000
	2008	$0.952908	$0.543996	0.000
	2007	$1.000000	$0.952908	0.000

55

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Initial Class	2010	$0.803340	$0.993064	0.000
Subaccount inception date May 1, 2007	2009	$0.629022	$0.803340	0.000
	2008	$1.195980	$0.629022	0.000
	2007	$1.000000	$1.195980	0.000
Fidelity VIP Mid Cap Portfolio – Initial Class	2010	$0.900920	$1.155491	0.000
Subaccount inception date May 1, 2007	2009	$0.646015	$0.900920	0.000
	2008	$1.071600	$0.646015	0.000
	2007	$1.000000	$1.071600	0.000
Fidelity VIP Value Strategies Portfolio – Initial Class	2010	$0.714634	$0.900914	0.000
Subaccount inception date May 1, 2007	2009	$0.455521	$0.714634	0.000
	2008	$0.936908	$0.455521	0.000
	2007	$1.000000	$0.936908	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2010	$0.922986	$1.082008	0.000
Subaccount inception date May 1, 2008	2009	$0.670271	$0.922986	0.000
	2008	$1.000000	$0.670271	0.000
NVIT Developing Markets Fund	2010	$0.905791	$1.047273	0.000
Subaccount inception date May 1, 2007	2009	$0.560858	$0.905791	0.000
	2008	$1.336936	$0.560858	0.000
	2007	$1.000000	$1.336936	0.000
Equity Index Portfolio	2010	$0.788445	$0.901973	0.000
Subaccount inception date May 1, 2007	2009	$0.626355	$0.788445	0.000
	2008	$0.997677	$0.626355	0.000
	2007	$1.000000	$0.997677	0.000
Mid-Cap Index Portfolio	2010	$0.788340	$0.983914	0.000
Subaccount inception date May 1, 2007	2009	$0.564133	$0.788340	0.000
	2008	$0.973941	$0.564133	0.000
	2007	$1.000000	$0.973941	0.000
REIT Index Portfolio	2010	$0.651624	$0.831968	0.000
Subaccount inception date May 1, 2007	2009	$0.506837	$0.651624	0.000
	2008	$0.811323	$0.506837	0.000
	2007	$1.000000	$0.811323	0.000
International Portfolio	2010	$0.843652	$0.971926	0.000
Subaccount inception date May 1, 2007	2009	$0.593513	$0.843652	0.000
	2008	$1.082358	$0.593513	0.000
	2007	$1.000000	$1.082358	0.000
Short-Term Investment-Grade Portfolio	2010	$1.128042	$1.181594	0.000
Subaccount inception date May 1, 2007	2009	$0.995196	$1.128042	0.000
	2008	$1.035463	$0.995196	0.000
	2007	$1.000000	$1.035463	0.000
Total Bond Market Index Portfolio	2010	$1.155607	$1.225216	0.000
Subaccount inception date May 1, 2007	2009	$1.095705	$1.155607	0.000
	2008	$1.045951	$1.095705	0.000
	2007	$1.000000	$1.045951	0.000
Wanger International	2010	$0.858705	$1.067876	0.000
Subaccount inception date May 1, 2007	2009	$0.575883	$0.858705	0.000
	2008	$1.063410	$0.575883	0.000
	2007	$1.000000	$1.063410	0.000
Wanger USA	2010	$0.833141	$1.023098	0.000
Subaccount inception date May 1, 2007	2009	$0.588415	$0.833141	0.000
	2008	$0.979972	$0.588415	0.000
	2007	$1.000000	$0.979972	0.000

56

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2010	$1.051496	$1.223976	0.000
Subaccount inception date September 8, 2005	2009	$0.779694	$1.051496	0.000
	2008	$1.366651	$0.779694	0.000
	2007	$1.170339	$1.366651	2,866.613
	2006	$1.054988	$1.170339	2,872.162
	2005	$1.000000	$1.054988	0.00
Fidelity VIP Equity-Income Portfolio – Service Class 2	2010	$0.910518	$1.041651	0.000
Subaccount inception date September 8, 2005	2009	$0.704171	$0.910518	0.000
	2008	$1.236887	$0.704171	0.000
	2007	$1.226871	$1.236887	0.000
	2006	$1.027598	$1.226871	0.000
	2005	$1.000000	$1.027598	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2010	$0.916660	$1.130295	0.000
Subaccount inception date September 8, 2005	2009	$0.719559	$0.916660	0.000
	2008	$1.371746	$0.719559	0.000
	2007	$1.087921	$1.371746	0.000
	2006	$1.025409	$1.087921	0.000
	2005	$1.000000	$1.025409	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2010	$1.132343	$1.449340	0.000
Subaccount inception date September 8, 2005	2009	$0.813898	$1.132343	0.000
	2008	$1.353742	$0.813898	0.000
	2007	$1.179021	$1.353742	0.000
	2006	$1.053621	$1.179021	0.000
	2005	$1.000000	$1.053621	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2010	$0.954542	$1.200541	0.000
Subaccount inception date September 8, 2005	2009	$0.610142	$0.954542	0.000
	2008	$1.258138	$0.610142	0.000
	2007	$1.198611	$1.258138	0.000
	2006	$1.037846	$1.198611	0.000
	2005	$1.000000	$1.037846	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2010	$1.147223	$1.433530	0.000
Subaccount inception date September 8, 2005	2009	$0.797805	$1.147223	0.000
	2008	$1.427441	$0.797805	0.000
	2007	$1.177831	$1.427441	0.000
	2006	$1.044190	$1.177831	0.000
	2005	$1.000000	$1.044190	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2010	$0.993349	$1.142365	0.000
Subaccount inception date September 8, 2005	2009	$0.726190	$0.993349	0.000
	2008	$1.321668	$0.726190	0.000
	2007	$1.213978	$1.321668	0.000
	2006	$1.033972	$1.213978	0.000
	2005	$1.000000	$1.033972	0.000
MFS ® New Discovery Series – Service Class	2010	$1.129132	$1.528061	0.000
Subaccount inception date September 8, 2005	2009	$0.696170	$1.129132	0.000
	2008	$1.156259	$0.696170	0.000
	2007	$1.135926	$1.156259	0.000
	2006	$1.010380	$1.135926	0.000
	2005	$1.000000	$1.010380	0.000

57

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class	2010	$1.041081	$1.136243	0.000
Subaccount inception date September 8, 2005	2009	$0.888321	$1.041081	0.000
	2008	$1.148739	$0.888321	0.000
	2007	$1.110253	$1.148739	0.000
	2006	$0.999104	$1.110253	0.000
	2005	$1.000000	$0.999104	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Service Class(1)
Subaccount inception date August 16, 2010	2010	$1.000000	$1.053381	0.000
Transamerica Multi-Managed Balanced VP – Service Class(6)
Subaccount inception date April 29, 2010	2010	$1.000000	$1.136215	0.000

		0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Initial Class	2010	$1.155660	$1.255105	0.000
Subaccount inception date September 8, 2005	2009	$0.925628	$1.155660	252,127.179
	2008	$1.177911	$0.925628	0.000
	2007	$1.110566	$1.177911	0.000
	2006	$1.017771	$1.110566	114,505.658
	2005	$1.000000	$1.017771	0.000
Transamerica Asset Allocation - Growth VP – Initial Class	2010	$1.007729	$1.154934	0.000
Subaccount inception date September 8, 2005	2009	$0.778591	$1.007729	0.000
	2008	$1.293669	$0.778591	0.000
	2007	$1.204183	$1.293669	0.000
	2006	$1.044633	$1.204183	0.000
	2005	$1.000000	$1.044633	0.000
Transamerica Asset Allocation - Moderate VP – Initial Class	2010	$1.143508	$1.258385	224,979.678
Subaccount inception date September 8, 2005	2009	$0.907375	$1.143508	224,979.678
	2008	$1.229282	$0.907375	224,979.678
	2007	$1.142138	$1.229282	224,979.678
	2006	$1.027618	$1.142138	224,979.678
	2005	$1.000000	$1.027618	0.000
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2010	$1.083736	$1.218012	506,975.108
Subaccount inception date September 8, 2005	2009	$0.848156	$1.083736	153,402.367
	2008	$1.265233	$0.848156	252,878.704
	2007	$1.177111	$1.265233	180,551.249
	2006	$1.037156	$1.177111	346,675.273
	2005	$1.000000	$1.037156	0.000
Transamerica International Moderate Growth VP – Initial Class	2010	$0.928906	$1.023376	16,400.348
Subaccount inception date May 1, 2006	2009	$0.718385	$0.928906	16,664.523
	2008	$1.128015	$0.718385	16,952.840
	2007	$1.040927	$1.128015	17,177.609
	2006	$1.000000	$1.040927	42,944.397
Transamerica BlackRock Large Cap Value VP – Initial Class	2010	$0.928508	$1.022422	0.000
Subaccount inception date September 8, 2005	2009	$0.816993	$0.928508	0.000
	2008	$1.239493	$0.816993	0.000
	2007	$1.188125	$1.239493	0.000
	2006	$1.019220	$1.188125	0.000
	2005	$1.000000	$1.019220	0.000

58

CONDENSED FINANCIAL INFORMATION — (Continued)

		0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2010	$1.041546	$1.201114	0.000
Subaccount inception date September 8, 2005	2009	$0.783001	$1.041546	0.000
	2008	$1.362974	$0.783001	0.000
	2007	$1.465339	$1.362974	0.000
	2006	$1.033039	$1.465339	0.000
	2005	$1.000000	$1.033039	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class	2010	$0.978392	$1.123500	0.000
Subaccount inception date September 8, 2005	2009	$0.757250	$0.978392	0.000
	2008	$1.212328	$0.757250	0.000
	2007	$1.163194	$1.212328	0.000
	2006	$1.011772	$1.163194	0.000
	2005	$1.000000	$1.011772	0.000
Transamerica Jennison Growth VP – Initial Class	2010	$1.062864	$1.189620	0.000
Subaccount inception date September 8, 2005	2009	$0.756050	$1.062864	0.000
	2008	$1.203805	$0.756050	0.000
	2007	$1.082768	$1.203805	0.000
	2006	$1.065096	$1.082768	0.000
	2005	$1.000000	$1.065096	0.000
Transamerica Morgan Stanley Capital Growth VP – Initial Class(8)	2010	$0.975072	$1.238884	0.000
Subaccount inception date September 8, 2005	2009	$0.764592	$0.975072	0.000
	2008	$1.205139	$0.764592	0.000
	2007	$1.196383	$1.205139	0.000
	2006	$1.012149	$1.196383	0.000
	2005	$1.000000	$1.012149	0.000
Transamerica AEGON High Yield Bond VP – Initial Class	2010	$1.224785	$1.373006	0.000
Subaccount inception date September 8, 2005	2009	$0.834344	$1.224785	0.000
	2008	$1.118777	$0.834344	0.000
	2007	$1.101707	$1.118777	0.000
	2006	$0.995970	$1.101707	0.000
	2005	$1.000000	$0.995970	0.000
Transamerica MFS International Equity VP – Initial Class	2010	$1.204634	$1.327084	0.000
Subaccount inception date September 8, 2005	2009	$0.910625	$1.204634	0.000
	2008	$1.411487	$0.910625	0.000
	2007	$1.297029	$1.411487	0.000
	2006	$1.057064	$1.297029	0.000
	2005	$1.000000	$1.057064	0.000
Transamerica PIMCO Total Return VP – Initial Class	2010	$1.259568	$1.346139	0.000
Subaccount inception date September 8, 2005	2009	$1.088763	$1.259568	0.000
	2008	$1.123404	$1.088763	0.000
	2007	$1.034254	$1.123404	0.000
	2006	$0.995422	$1.034254	0.000
	2005	$1.000000	$0.995422	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class	2010	$1.027214	$1.376707	0.000
Subaccount inception date September 8, 2005	2009	$0.742809	$1.027214	0.000
	2008	$1.168725	$0.742809	0.000
	2007	$1.069476	$1.168725	0.000
	2006	$1.035523	$1.069476	0.000
	2005	$1.000000	$1.035523	0.000
Transamerica Third Avenue Value VP – Initial Class	2010	$0.749060	$0.862092	0.000
Subaccount inception date May 1, 2007	2009	$0.557027	$0.749060	0.000
	2008	$0.949386	$0.557027	0.000
	2007	$1.000000	$0.949386	0.000

59

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	0.30%
Subaccount		Beginning AUV		Ending AUV		# Units
Transamerica WMC Diversified Equity VP – Initial Class(3)	2010		$1.015119		$1.182579	0.000
Subaccount inception date September 8, 2005	2009		$0.793454		$1.015119	0.000
	2008		$1.412885		$0.793454	0.000
	2007		$1.229679		$1.412885	0.000
	2006		$1.038261		$1.229679	0.000
	2005		$1.000000		$1.038261	0.000
Transamerica Multi-Managed Balanced VP – Initial Class(6)	2010		$1.074404		$1.329559	0.000
Subaccount inception date September 8, 2005	2009		$0.853247		$1.074404	0.000
	2008		$1.266001		$0.853247	0.000
	2007		$1.117741		$1.266001	0.000
	2006		$1.027341		$1.117741	0.000
	2005		$1.000000		$1.027341	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class(1)	2010		$1.104052		$1.202997	0.000
Subaccount inception date September 8, 2005	2009		$0.843407		$1.104052	0.000
	2008		$1.340057		$0.843407	0.000
	2007		$1.132976		$1.340057	0.000
	2006		$1.024694		$1.132976	0.000
	2005		$1.000000		$1.024694	0.000
Transamerica WMC Diversified Growth VP – Initial Class	2010		$0.930997		$1.093531	0.000
Subaccount inception date September 8, 2005	2009		$0.722775		$0.930997	0.000
	2008		$1.342640		$0.722775	0.000
	2007		$1.158087		$1.342640	0.000
	2006		$1.068455		$1.158087	0.000
	2005		$1.000000		$1.068455	0.000
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(2)	2010		$1.144431		$1.547897	0.000
Subaccount inception date September 8, 2005	2009		$0.838708		$1.144431	0.000
	2008		$1.423531		$0.838708	0.000
	2007		$1.160035		$1.423531	0.000
	2006		$1.107022		$1.160035	0.000
	2005		$1.000000		$1.107022	0.000
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(4)	2010		$0.958156		$1.245818	0.000
Subaccount inception date January 22, 2008	2009		$0.671049		$0.958156	0.000
	2008		$1.000000		$0.671049	0.000
Transamerica AEGON Money Market VP – Initial Class(7)	2010		$1.125591		$1.122306	0.000
Subaccount inception date September 8, 2005	2009		$1.127493		$1.125591	0.000
	2008		$1.104459		$1.127493	216,202.713
	2007		$1.054750		$1.104459	289,415.377
	2006		$1.010113		$1.054750	0.000
	2005		$1.000000		$1.010113	0.000
Transamerica AEGON U.S. Government Securities VP – Initial Class(5)	2010		$1.215937		$1.265687	0.000
Subaccount inception date September 8, 2005	2009		$1.167451		$1.215937	0.000
	2008		$1.087635		$1.167451	0.000
	2007		$1.028694		$1.087635	0.000
	2006		$0.999078		$1.028694	0.000
	2005		$1.000000		$0.999078	0.000
PAM Transamerica AEGON U.S. Government Securities VP – Initial Class (5) Subaccount inception date 2007	2010 2009	$ $	1.215937 1.167451	$ $	1.265687 1.215937	0.000 0.000
	2008		$1.000000		$1.167451	0.000

60

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	0.30%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Active International Allocation VP – Initial Class	2010	$1.160984	$1.255647	0.000
Subaccount inception date September 8, 2005	2009	$0.925030	$1.160984	0.000
	2008	$1.516840	$0.925030	0.000
	2007	$1.316073	$1.516840	0.000
	2006	$1.068777	$1.316073	0.000
	2005	$1.000000	$1.068777	0.000
Transamerica Multi Managed Large Cap Core VP – Initial Class	2010	$1.068977	$1.270101	0.000
Subaccount inception date September 8, 2005	2009	$0.737355	$1.068977	0.000
	2008	$1.276919	$0.737355	0.000
	2007	$1.172339	$1.276919	0.000
	2006	$1.065723	$1.172339	0.000
	2005	$1.000000	$1.065723	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	2010	$1.180303	$1.575704	0.000
Subaccount inception date September 8, 2005	2009	$0.737330	$1.180303	0.000
	2008	$1.376909	$0.737330	0.000
	2007	$1.127089	$1.376909	0.000
	2006	$1.028569	$1.127089	0.000
	2005	$1.000000	$1.028569	0.000
Transamerica PIMCO Total Return VP – Service Class	2010	$1.075759	$1.146932	0.000
Subaccount inception date September 8, 2005	2009	$0.932173	$1.075759	0.000
	2008	$1.000000	$0.932173	0.000
Transamerica Index 50 VP – Service Class	2010	$0.957730	$1.056958	0.000
Subaccount inception date May 1, 2008	2009	$0.824341	$0.957730	0.000
	2008	1.000000	$0.824341	0.000
Transamerica Index 75 VP – Service Class	2010	$0.893509	$1.006681	0.000
Subaccount inception date May 1, 2008	2009	$0.727540	$0.893509	0.000
	2008	$1.000000	$0.727540	0.000
Transamerica AEGON U.S. Government Securities VP – Service Class(5)	2010	$1.086947	$1.129468	0.000
Subaccount inception date May 1, 2008	2009	$1.046301	$1.086947	0.000
	2008	$1.000000	$1.046301	0.000
Fidelity VIP Contrafund ® Portfolio – Initial Class	2010	$0.864940	$1.010823	0.000
Subaccount inception date May 1, 2007	2009	$0.639256	$0.864940	0.000
	2008	$1.115357	$0.639256	0.000
	2007	$1.000000	$1.115357	0.000
Fidelity VIP Equity-Income Portfolio – Initial Class	2010	$0.707990	$0.812794	0.000
Subaccount inception date May 1, 2007	2009	$0.545365	$0.707990	0.000
	2008	$0.953858	$0.545365	0.000
	2007	$1.000000	$0.953858	0.000
Fidelity VIP Growth Portfolio – Initial Class	2010	$0.806562	$0.998540	0.000
Subaccount inception date May 1, 2007	2009	$0.630599	$0.806562	0.000
	2008	$1.197174	$0.630599	0.000
	2007	$1.000000	$1.197174	0.000
Fidelity VIP Mid Cap Portfolio – Initial Class	2010	$0.904527	$1.161864	0.000
Subaccount inception date May 1, 2007	2009	$0.647630	$0.904527	0.000
	2008	$1.072673	$0.647630	0.000
	2007	$1.000000	$1.072673	0.000
Fidelity VIP Value Strategies Portfolio – Initial Class	2010	$0.717488	$0.905863	0.000
Subaccount inception date May 1, 2007	2009	$0.456666	$0.717488	0.000
	2008	$0.937852	$0.456666	0.000
	2007	$1.000000	$0.937852	0.000

61

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	0.30%
Subaccount		Beginning AUV	Ending AUV	# Units
Fidelity VIP Balanced Portfolio – Service Class 2	2010	$0.925297	$1.086333	0.000
Subaccount inception date May 1, 2008	2009	$0.670942	$0.925297	0.000
	2008	$1.000000	$0.670942	0.000
Invesco V.I. Basic Value Fund – Series II Shares	2010	$0.831092	$0.886155	0.000
Subaccount inception date September 8, 2005	2009	$0.564225	$0.831092	0.000
	2008	$1.176625	$0.564225	0.000
	2007	$1.164285	$1.176625	0.000
	2006	$1.033956	$1.164285	0.000
	2005	$1.000000	$1.033956	0.000
Invesco V.I. Capital Appreciation Fund – Series II Shares	2010	$0.847313	$0.973237	0.000
Subaccount inception date September 8, 2005	2009	$0.703999	$0.847313	0.000
	2008	$1.230717	$0.703999	0.000
	2007	$1.104820	$1.230717	0.000
	2006	$1.044835	$1.104820	0.000
	2005	$1.000000	$1.044835	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2010	$0.885503	$0.995856	0.000
Subaccount inception date September 8, 2005	2009	$0.737979	$0.885503	0.000
	2008	$1.248091	$0.737979	0.000
	2007	$1.193840	$1.248091	0.000
	2006	$1.023569	$1.193840	0.000
	2005	$1.000000	$1.023569	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2010	$0.993592	$1.088014	0.000
Subaccount inception date September 8, 2005	2009	$0.726867	$0.993592	0.000
	2008	$1.211466	$0.726867	0.000
	2007	$1.069503	$1.211466	0.000
	2006	$1.079618	$1.069503	0.000
	2005	$1.000000	$1.079618	0.000
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2010	$1.058321	$1.233757	0.000
Subaccount inception date September 8, 2005	2009	$0.783571	$1.058321	0.000
	2008	$1.371375	$0.783571	0.000
	2007	$1.172619	$1.371375	0.000
	2006	$1.055475	$1.172619	0.000
	2005	$1.000000	$1.055475	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2010	$0.916420	$1.049975	0.000
Subaccount inception date September 8, 2005	2009	$0.707685	$0.916420	0.000
	2008	$1.241190	$0.707685	0.000
	2007	$1.229285	$1.241190	0.000
	2006	$1.028072	$1.229285	0.000
	2005	$1.000000	$1.028072	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2010	$0.922600	$1.139344	0.000
Subaccount inception date September 8, 2005	2009	$0.723135	$0.922600	0.000
	2008	$1.376500	$0.723135	0.000
	2007	$1.090047	$1.376500	0.000
	2006	$1.025883	$1.090047	0.000
	2005	$1.000000	$1.025883	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2010	$1.139657	$1.460893	0.000
Subaccount inception date September 8, 2005	2009	$0.817928	$1.139657	0.000
	2008	$1.358400	$0.817928	0.000
	2007	$1.181309	$1.358400	0.000
	2006	$1.054103	$1.181309	0.000
	2005	$1.000000	$1.054103	0.000

62

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	0.30%
Subaccount		Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2	2010	$0.960726	$1.210125	0.000
Subaccount inception date September 8, 2005	2009	$0.613174	$0.960726	0.000
	2008	$1.262494	$0.613174	0.000
	2007	$1.200956	$1.262494	0.000
	2006	$1.038326	$1.200956	0.000
	2005	$1.000000	$1.038326	0.000
NVIT Developing Markets Fund	2010	$0.909430	$1.053046	0.000
Subaccount inception date May 1, 2007	2009	$0.562268	$0.909430	0.000
	2008	$1.338281	$0.562268	0.000
	2007	$1.000000	$1.338281	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2010	$1.154668	$1.444997	0.000
Subaccount inception date September 8, 2005	2009	$0.801781	$1.154668	0.000
	2008	$1.432390	$0.801781	0.000
	2007	$1.180139	$1.432390	0.000
	2006	$1.044674	$1.180139	0.000
	2005	$1.000000	$1.044674	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2010	$0.999758	$1.151459	0.000
Subaccount inception date September 8, 2005	2009	$0.729792	0.999758	0.000
	2008	$1.326230	$0.729792	0.000
	2007	$1.216340	$1.326230	0.000
	2006	$1.034449	$1.216340	0.000
	2005	$1.000000	$1.034449	0.000
MFS ® New Discovery Series – Service Class	2010	$1.136448	$1.540274	0.000
Subaccount inception date September 8, 2005	2009	$0.699637	$1.136448	0.000
	2008	$1.160274	$0.699637	0.000
	2007	$1.138152	$1.160274	0.000
	2006	$1.010851	$1.138152	0.000
	2005	$1.000000	$1.010851	0.000
MFS ® Total Return Series – Service Class	2010	$1.047826	$1.145323	0.000
Subaccount inception date September 8, 2005	2009	$0.892734	$1.047826	0.000
	2008	$1.152723	$0.892734	0.000
	2007	$1.112422	$1.152723	0.000
	2006	$0.999561	$1.112422	0.000
	2005	$1.000000	$0.999561	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Service Class(1)
Subaccount inception date August 16, 2010	2010	$1.000000	1.053973	0.000
Transamerica Multi-Managed Balanced VP – Service Class(6)
Subaccount Inception Date April 29, 2010	2010	1.000000	1.137365	0.000
Equity Index Portfolio	2010	$0.791594	$0.906923	0.000
Subaccount inception date May 1, 2007	2009	$0.627920	$0.791594	0.000
	2008	$0.998672	$0.627920	0.000
	2007	$1.000000	$0.998672	0.000
International Portfolio	2010	$0.847032	$0.977282	0.000
Subaccount inception date May 1, 2007	2009	$0.595002	$0.847032	0.000
	2008	$1.083441	$0.595002	0.000
	2007	$1.000000	$1.083441	0.000
Mid-Cap Index Portfolio	2010	$0.791499	$0.989329	0.000
Subaccount inception date May 1, 2007	2009	$0.565548	$0.791499	0.000
	2008	$0.974918	$0.565548	0.000
	2007	$1.000000	$0.974918	0.000

63

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	0.30%
Subaccount		Beginning AUV	Ending AUV	# Units
REIT Index Portfolio	2010	$0.654238	$0.836547	0.000
Subaccount inception date May 1, 2007	2009	$0.508117	$0.654238	0.000
	2008	$0.812136	$0.508117	0.000
	2007	$1.000000	$0.812136	0.000
Short-Term Investment-Grade Portfolio	2010	$1.132568	$1.188116	0.000
Subaccount inception date May 1, 2007	2009	$0.997688	$1.132568	0.000
	2008	$1.036506	$0.997688	0.000
	2007	$1.000000	$1.036506	0.000
Total Bond Market Index Portfolio	2010	$1.160220	$1.231938	0.000
Subaccount inception date May 1, 2007	2009	$1.098444	$1.160220	0.000
	2008	$1.047003	$1.098444	0.000
	2007	$1.000000	$1.047003	0.000
Wanger International	2010	$0.862137	$1.073754	0.000
Subaccount inception date May 1, 2007	2009	$0.577319	$0.862137	0.000
	2008	$1.064466	$0.577319	0.000
	2007	$1.000000	$1.064466	0.000
Wanger USA	2010	$0.836485	$1.028728	0.000
Subaccount inception date May 1, 2007	2009	$0.589895	$0.836485	0.000
	2008	$0.980954	$0.589895	0.000
	2007	$1.000000	$0.980954	0.000

(1)	Formerly known as Transamerica Convertible Securities VP.
(2)	Formerly known as Transamerica Growth Opportunities VP.
(3)	Formerly known as Transamerica Diversified Equity VP.
(4)	Formerly known as Transamerica Small/Mid Cap Value VP.
(5)	Formerly known as Transamerica U.S. Government Securities VP.
(6)	Formerly known as Transamerica Balanced VP.
(7)	Formerly known as Transamerica Money Market VP.
(8)	Formerly known as Transamerica Focus VP.

Transamerica AEGON Active Asset Allocation - Conservative VP, Transamerica AEGON Active Asset Allocation -Moderate VP, Transamerica AEGON Active Asset Allocation - Moderate Growth VP, Transamerica JPMorgan Core Bond VP, Transamerica JPMorgan Tactical Allocation VP, Transamerica PIMCO Real Return TIPS VP and Transamerica MFS International Equity VP had not commenced operations as of December 31, 2010, therefore, comparable data is not available.

64

APPENDIX

OA METHOD TRANSFERS

To make the Retirement Income Choice 1.2 Benefit available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the OA Subaccount. We determine the amount and timing of OA Method transfers between the investment options and the OA Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the OA Subaccount. Based on this calculation, transfers into or out of the OA Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in OA Subaccount (or X) =

e-Dividend*Time *(1- NormDist(d1))

where:

e	=	Base of the Natural Logarithm

NormDist	=	Cumulative Standard Normal Distribution

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the OA Subaccount, we must first calculate d1:

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln	=	Natural Logarithm Function

G	=	Guarantee Ratio

R	=	Rate

F	=	Fees

V	=	Volatility

T	=	Time

After calculating d1, the percent of policy value required in the OA Subaccount can be calculated. Once calculated, appropriate transfers into or out of the OA Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the OA Subaccount.

The GUARANTEE RATIO is the policy value divided by the greater of (1) premiums minus any adjusted partial withdrawals or (2) present value of rider withdrawal amount (the present value of the rider amount looks at the sum of the expected lifetime payments discounted using a factor of [5.5]).

65

OA METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the OA Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the RIC 1.2 rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE OA SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the OA Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example:

Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Guarantee Ratio	=	90%

Rate	=	4.5%

Volatility	=	10%

Fees	=	3%

Time	=	20

First we calculate d1.

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1	=	[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1	=	.658832

66

OA METHOD TRANSFERS — (Continued)

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value in OA Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))

X	=	(2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))

X	=	13.9948%

Therefore, 13.9948% of the policy value is transferred to the OA Subaccount, resulting in a total transfer of $12,595.32.

Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Guarantee Ratio	=	105%

Rate	=	4.5%

Volatility	=	10%

Fees	=	3%

Time	=	20

First we calculate d1.

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1	=	[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1	=	1.003524

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value in OA Subaccount (or X) = e-Dividend*Time *(1—NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))

X = 8.6605%

While the mathematical model would suggest we transfer only a portion of the policy value in the OA Subaccount into your investment options (leaving 8.6605% in the OA Subaccount), all of the policy value in the OA Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the OA Subaccount.

67

APPENDIX

PAM METHOD TRANSFERS

To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur. The formula is:

Percent of Policy Value required in PAM Subaccount (or X) =

e-Dividend*Time *(1- NormDist(d1))

where:

e	=	Base of the Natural Logarithm

NormDist	=	Cumulative Standard Normal Distribution

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln	=	Natural Logarithm Function

	=	Guarantee Ratio

R	=	Rate

F	=	Fees

V	=	Volatility

T	=	Time

After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur.

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.

The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.

68

PAM METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example:

Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Guarantee Ratio	=	90%

Rate	=	4.5%

Volatility	=	10%

Fees	=	3%

Time	=	20

First we calculate d1.

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1	=	[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1	=	.658832

69

PAM METHOD TRANSFERS — (Continued)

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))

X	=	(2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))

X	=	13.9948%

Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.

Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Guarantee Ratio	=	105%

Rate	=	4.5%

Volatility	=	10%

Fees	=	3%

Time	=	20

First we calculate d1.

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1	=	[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1	=	1.003524

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))

X = 8.6605%

While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

70

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2010, 2009 and 2008

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2010, 2009 and 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (the Company) as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2010. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2010 and 2009, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2010.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2010 and 2009, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2010, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2010, 2009, and 2008 in response to new accounting standards, the Company changed its method of accounting for collateral received related to certain financial transactions, deferred income taxes, and investments in loan-backed and structured securities. Also, as discussed in Notes 2 and 3 to the financial statements, at December 31, 2008 the Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy for deferred income taxes and its calculation of reserves related to synthetic guaranteed investment contracts.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 8, 2011

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2010	2009
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$1,573,081	$3,912,309
Bonds:
Affiliated entities	70,527	126,306
Unaffiliated	46,921,343	47,035,463
Preferred stocks:
Affiliated entities	7,162	7,632
Unaffiliated	123,925	152,661
Common stocks:
Affiliated entities (cost: 2010 - $666,018; 2009 - $681,297)	714,092	657,018
Unaffiliated (cost: 2010 - $307,132; 2009 - $360,043)	358,631	389,485
Mortgage loans on real estate	8,107,498	9,357,158
Real estate, at cost less accumulated depreciation (2010 - $55,396; 2009 - $52,214)
Home office properties	79,699	83,938
Investment properties	34,776	35,618
Properties held for sale	6,490	6,250
Policy loans	746,677	759,957
Receivables for securities	20,071	11,395
Securities lending reinvested collateral assets	3,956,880	—
Derivatives	107,125	105,704
Collateral balance	4,142	22,733
Other invested assets	2,460,490	2,590,207

Total cash and invested assets	65,292,609	65,253,834

Accrued investment income	542,992	567,326
Cash surrender value of life insurance policies	300,248	289,559
Premiums deferred and uncollected	223,886	280,202
Current federal income tax recoverable	222,917	288,946
Net deferred income tax asset	792,408	649,556
Reinsurance receivable	255,184	300,991
Receivable from parent, subsidiaries and affiliates	248,839	187,751
Accounts receivable	264,844	171,140
General agents pension fund	43,422	43,136
Reinsurance deposit receivable	146,715	137,437
Amounts incurred under modified coinsurance agreement	61,400	60,443
Goodwill	94,551	52,124
Other assets	25,709	27,654
Separate account assets	38,370,952	33,205,532

Total admitted assets	$106,886,676	$101,515,631

3

	December 31
	2010	2009
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$15,035,676	$14,924,136
Annuity	17,990,509	19,080,480
Accident and health	3,418,734	3,317,854
Policy and contract claim reserves:
Life	306,384	325,407
Accident and health	210,969	194,930
Liability for deposit-type contracts	6,496,776	8,259,686
Other policyholders’ funds	20,473	21,006
Municipal reverse repurchase agreements	200,977	632,109
Remittances and items not allocated	417,545	507,629
Case level liability	7,415	13,236
Payable for derivative cash collateral	240,374	—
Asset valuation reserve	896,004	868,688
Interest maintenance reserve	1,045,860	203,669
Funds held under reinsurance treaties	13,184,805	14,073,538
Reinsurance in unauthorized reinsurers	7,055	11,969
Commissions and expense allowances payable on reinsurance assumed	62,485	61,500
Payable to affiliates	476,976	270,421
Payable for securities	4,366	68,822
Payable for securities lending	3,956,880	—
Transfers from separate accounts due or accrued (including $(547,780) and $(365,239) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2010 and 2009, respectively)	(512,837)	(474,775)
Amounts withheld or retained	169,393	169,294
Derivatives	221,171	357,733
Other liabilities	430,488	455,899
Separate account liabilities	38,300,074	33,145,575

Total liabilities	102,588,552	96,488,806

Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31, 2010 and 2009	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000) at December 31, 2010 and 2009; Series B, $10 per share par value, 250,000 shares authorized, 117,154 shares issued and 117,154 shares outstanding (total liquidation value -$1,171,540) at December 31, 2010 and 2009.	1,597	1,597
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2010 and 2009	(58,000)	(58,000)
Aggregate write-ins for other than special surplus funds	554,923	295,260
Surplus notes	150,000	150,000
Paid-in surplus	3,117,153	3,113,948
Unassigned surplus	525,689	1,517,258

Total capital and surplus	4,298,124	5,026,825

Total liabilities and capital and surplus	$106,886,676	$101,515,631

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
			Restated
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,523,920	$1,409,443	$2,111,417
Annuity	6,931,132	5,997,868	4,700,329
Accident and health	710,067	692,821	706,198
Net investment income	2,919,171	3,073,157	3,886,926
Amortization of interest maintenance reserve	3,906	(11,138)	29,315
Commissions and expense allowances on reinsurance ceded	892,482	844,831	(325,830)
Income from fees associated with investment management, administration and contract guarantees for separate accounts	380,170	376,545	399,445
Reserve adjustment on reinsurance ceded	(351,287)	(479,868)	10,430,740
Consideration on reinsurance transaction	—	107	16,542
Income from administrative service agreement with affilate	51,177	40,040	44,122
Other income	85,480	92,279	16,005

	13,146,218	12,036,085	22,015,209

Benefits and expenses:
Benefits paid or provided for:
Life benefits	1,133,801	1,077,203	1,028,573
Accident and health benefits	496,368	436,567	492,379
Annuity benefits	1,084,962	1,304,213	1,597,820
Surrender benefits	6,208,241	4,979,209	7,773,476
Other benefits	215,848	142,045	742,343
Increase (decrease) in aggregate reserves for policies and contracts:
Life	51,172	(236,536)	19,920
Annuity	(1,017,181)	(4,337,005)	(3,440,891)
Accident and health	100,880	129,917	124,958

	8,274,091	3,495,613	8,338,578

Insurance expenses:
Commissions	1,440,391	1,315,400	1,445,898
General insurance expenses	764,037	636,705	683,967
Taxes, licenses and fees	72,666	102,602	147,885
Net transfers to separate accounts	1,664,131	2,009,163	800,973
Change in case level liability	(5,821)	(525)	(6,800)
Consideration paid on reinsurance transactions	—	3,476,850	11,319,684
Other expenses	722,360	400,113	292,871

	4,657,764	7,940,308	14,684,478

Total benefits and expenses	12,931,855	11,435,921	23,023,056

Gain (loss) from operations before dividends to policyholders, federal income tax benefit and net realized capital gains (losses) on investments	$214,363	$600,164	$(1,007,847)

5

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
			Restated
Dividends to policyholders	$10,074	$11,010	$12,165
Gain (loss) from operations before federal income tax benefit and net realized capital gains (losses) on investments	204,289	589,154	(1,020,012)
Federal income tax benefit	(270,228)	(104,942)	(32,376)

Gain (loss) from operations before net realized capital gains (losses) on investments	474,517	694,096	(987,636)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(56,838)	(700,521)	366,218

Net income (loss)	$417,679	$(6,425)	$(621,418)

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Participating Shareholders’ Surplus	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2008, as restated	$6,765	$2,170	$(631,400)	$—	$2,002	$150,000	$2,694,296	$2,121,268	$4,345,101
Net loss	—	—	—	—	—	—	—	(621,418)	(621,418)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	—	(337,437)	(337,437)
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	—	(20,767)	(20,767)
Change in net deferred income tax asset	—	—	—	—	—	—	—	(208,565)	(208,565)
Change in other nonadmitted assets	—	—	—	—	—	—	—	(85,798)	(85,798)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	—	19,970	19,970
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	—	35,039	35,039
Change in asset valuation reserve	—	—	—	—	—	—	—	255,123	255,123
Change in surplus in separate accounts	—	—	—	—	—	—	—	(40,108)	(40,108)
Reinsurance transactions	—	—	—	—	—	—	—	962,518	962,518
Increase in admitted deferred tax due to permitted practice	—	—	—	380,358	—	—	—	—	380,358
Correction of interest on taxes								(969)	(969)
Dividends to stockholders	—	—	—	—	—	—	—	(316,438)	(316,438)
Change in deferred premiums associated with reserve valuation change	—	—	—	—	—	—	—	(17,488)	(17,488)
Return of capital related to stock rights plan of indirect parent	—	—	—	—	—	—	(14,543)	—	(14,543)
Capital contribution	—	—	—	—	—	—	507,239	—	507,239
Redemption of participating common stock	(1)	—	—	—	(1,681)	—	(1)	—	(1,683)
Participating shareholder activity	—	—	—	—	57	—	—	(57)	—

Balance at December 31, 2008, as restated	$6,764	$2,170	$(631,400)	$380,358	$378	$150,000	$3,186,991	$1,744,873	$4,840,134

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Participating Shareholders’ Surplus	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2008, as restated	$6,764	$2,170	$(631,400)	$380,358	$378	$150,000	$3,186,991	$1,744,873	$4,840,134
Cumulative effect of change in accounting principle	—	—	—	—	—	—	—	(9,707)	(9,707)
Net loss	—	—	—	—	—	—	—	(6,425)	(6,425)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	—	(381,912)	(381,912)
Change in net unrealized foreign exchange gains/losses, net of tax	—	—	—	—	—	—	—	11,139	11,139
Change in net deferred income tax asset	—	—	—	—	—	—	—	(169,940)	(169,940)
Change in other nonadmitted assets	—	—	—	—	—	—	—	(170,812)	(170,812)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	—	34,966	34,966
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	—	(31,058)	(31,058)
Change in asset valuation reserve	—	—	—	—	—	—	—	398,394	398,394
Change in surplus in separate accounts	—	—	—	—	—	—	—	13,315	13,315
Reinsurance transactions	—	—	—	—	—	—	—	71,455	71,455
Decrease in admitted deferred tax attributable to expiration of permitted practice	—	—	—	(380,358)	—	—	—	—	(380,358)
Increase in admitted deferred tax asset to SSAP No. 10R	—	—	—	295,260	—	—	—	—	295,260
Corrections of errors	—	(573)	573,400	—	—	—	(572,827)	(898)	(898)
Dividends to stockholders	—	—	—	—	—	—	—	(10,031)	(10,031)
Return of capital related to stock rights plan of indirect parent	—	—	—	—	—	—	(214)	—	(214)
Dissolution of affiliate into the Company	—	—	—	—	—	—	—	23,938	23,938
Capital contribution	—	—	—	—	—	—	500,000	—	500,000
Redemption of participating common stock	(2)	—	—	—	(417)	—	(2)	—	(421)
Participating shareholder activity	—	—	—	—	39	—	—	(39)	—

Balance at December 31, 2009	$6,762	$1,597	$(58,000)	$295,260	$—	$150,000	$3,113,948	$1,517,258	$5,026,825

8

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2009	$6,762	$1,597	$(58,000)	$295,260	$150,000	$3,113,948	$1,517,258	5,026,825
Cumulative effect of change in accounting principle	—	—	—	—	—	—	6,403	6,403
Net income	—	—	—	—	—	—	417,679	417,679
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	153,857	153,857
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	7,912	7,912
Change in net deferred income tax asset	—	—	—	—	—	—	(207,877)	(207,877)
Change in other nonadmitted assets	—	—	—	—	—	—	109,110	109,110
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	4,914	4,914
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	119	119
Change in asset valuation reserve	—	—	—	—	—	—	(27,316)	(27,316)
Change in surplus in separate accounts	—	—	—	—	—	—	10,366	10,366
Long-term incentive compensation	—	—	—	—	—	3,205	—	3,205
Reinsurance transactions	—	—	—	—	—	—	(64,348)	(64,348)
Increase in admitted deferred tax asset pursuant to SSAP No. 10R	—	—	—	259,663	—	—	—	259,663
Dividends to stockholders	—	—	—	—	—	—	(1,400,000)	(1,400,000)
Change in deferred premium due to valuation adjustment	—	—	—	—	—	—	(2,388)	(2,388)

Balance at December 31, 2010	$6,762	$1,597	$(58,000)	$554,923	$150,000	$3,117,153	$525,689	$4,298,124

See accompanying notes.

9

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
			Restated
Operating activities
Premiums collected, net of reinsurance	$9,222,197	$7,981,888	$7,620,124
Net investment income received	2,985,106	3,266,446	4,386,609
Miscellaneous income (expense)	569,910	(127,792)	914,930
Benefit and loss related payments	(9,022,576)	(8,847,466)	(11,345,127)
Net transfers to separate accounts	(1,709,930)	(1,776,576)	(238,756)
Commissions, expenses paid and aggregate write-ins for deductions	(2,756,812)	(5,957,821)	(3,225,421)
Dividends paid to policyholders	(10,559)	(11,386)	(13,295)
Federal and foreign income taxes recovered (paid)	(113,355)	391,699	(398,359)

Net cash used in operating activities	(836,019)	(5,081,008)	(2,299,295)

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	24,609,623	16,975,896	19,888,559
Common stocks	167,903	141,360	131,682
Preferred stocks	143,250	100,705	439,153
Mortgage loans	1,270,379	1,682,140	1,146,455
Real estate and properties held for sale	1,316	24,100	49,453
Other invested assets	693,425	560,339	2,592,998
Receivable for securities	(66,950)	78,827	18,350
Miscellaneous proceeds	112,803	266,646	61,311

Total investment proceeds	26,931,749	19,830,013	24,327,961

Costs of investments acquired:
Bonds	(23,107,917)	(11,629,415)	(20,039,680)
Common stocks	(96,764)	(92,767)	(440,692)
Preferred stocks	(112,885)	(115,980)	(355,870)
Mortgage loans	(38,062)	(231,832)	(398,019)
Real estate and properties held for sale	(350)	(1,100)	(11,405)
Other invested assets	(4,437,589)	(296,564)	(1,819,475)
Payable for securities	—	—	(131,194)
Miscellaneous applications	(227,105)	(451,760)	(278,394)

Total cost of investments acquired	(28,020,672)	(12,819,418)	(23,474,729)
Net decrease (increase) in policy loans	13,279	(27,369)	(41,733)

Net cost of investments acquired	(28,007,393)	(12,846,787)	(23,516,462)

Net cash (used in) provided by investing activities	(1,075,644)	6,983,226	811,499

10

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
			Restated
Financing and miscellaneous activities
Net withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	$(1,839,672)	$(5,137,903)	$(735,535)
Funds held under reinsurance treaties with unauthorized reinsurers	(892,010)	1,942,945	4,819,583
Dividends paid to stockholders	(1,400,000)	(10,031)	(316,438)
Redemption of participating shareholders	—	(421)	(1,683)
Capital contribution received	—	500,000	507,239
Receivable from parent, subsidiaries and affiliates	(61,088)	29,728	64,157
Payable to parent, subsidiaries and affiliates	206,555	25,557	(96,126)
Payable for securities lending	3,956,880	—	—
Other cash provided (used)	(398,230)	1,301,648	(1,250,156)

Net cash provided by (used in) financing and miscellaneous activities	(427,565)	(1,348,477)	2,991,041

Net increase (decrease) in cash, cash equivalents and short-term investments	(2,339,228)	553,741	1,503,245

Cash, cash equivalents and short-term
investments:
Beginning of year	3,912,309	3,358,568	1,855,323

End of year	$1,573,081	$3,912,309	$3,358,568

See accompanying notes.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2010

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (74.01% of preferred shares), AEGON USA, LLC (25.99% of preferred shares), and Transamerica International Holdings, Inc. (100% of common shares). Prior to the mergers discussed below, the Company was owned by AEGON USA, LLC (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). Transamerica Corporation (Transamerica), AEGON USA, LLC (AEGON), Transamerica International Holdings, Inc. (TIHI) and Transamerica Occidental Life Insurance Company (TOLIC) are indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2009, the Company completed a merger with Iowa Fidelity Life Insurance Company (IFLIC), which was wholly owned by AEGON. Prior to the merger, IFLIC was partially owned by external shareholders holding 1,500 shares of participating common stock. All shares of participating common stock were redeemed prior to the merger in exchange for cash in the amount of $421. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of IFLIC were carried forward to the merged company. As a result of the merger, IFLIC’s common stock was deemed cancelled by operation of law and the outstanding common shares of IFLIC, on the date of the merger, were retired and considered authorized but unissued stock of the merged entity.

In exchange for its agreement to merge IFLIC into the Company, AEGON received 149 shares of the Company’s Series B preferred shares which are equal in value to the common stock of IFLIC deemed cancelled by the merger.

On October 1, 2008, the Company completed a merger with TOLIC, which was directly owned by TIHI (100% of common shares) and Transamerica (100% of preferred shares). On October 2, 2008, the Company completed a merger with Life Investors Insurance Company of America (LIICA), which was wholly owned by AEGON. The mergers were accounted for in accordance with SSAP No. 68, as statutory mergers. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of TOLIC and LIICA were carried forward to the merged company. As a result of the merger, TOLIC and LIICA’s common and preferred stock were deemed cancelled by operation of law and the outstanding common shares of the Company, on the date of the merger, were retired and considered authorized but unissued stock of the merged entity.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

In exchange for its agreement to merge TOLIC into the Company, TIHI received common stock of the Company equal in value to the common stock of TOLIC deemed cancelled by the merger and Transamerica received Series B preferred stock of the Company equal in value to the Series B preferred stock of TOLIC deemed cancelled by the merger.

Specifically, TIHI received 676,190 shares of the Company’s common shares, and Transamerica received 86,590 shares of the Company’s Series B preferred shares. In exchange for its agreement to merge LIICA into the Company, AEGON received common stock of TIHI equal in value to the common stock of LIICA deemed cancelled by the merger. Specifically, AEGON received 18 shares of TIHI’s common shares.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An other-than-temporary impairment is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to the undiscounted estimated future cash flows.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with the changes in fair value reported in income.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10, discussed in further detail in the Recent Accounting Pronouncement section of this note. Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: Beginning December 31, 2010, for securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Prior to 2010, cash collateral received from securities lending was not recorded on the Company’s balance sheet because the cash collateral was restricted. Under GAAP the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Common stocks of unaffiliated companies, which includes shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company is restricted to trading Primus Guaranty, Ltd (Primus) a common stock holding, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The Company’s interest in Primus does not meet the definition of an affiliate, and is therefore accounted for as an unaffiliated common stock investment. The carrying amount in Primus, which is carried at fair value, as of December 31, 2010 and 2009 was $28,657 and $17,027, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from interest income when payment exceeds 90 days past due. At December 31, 2010 and 2009, the Company excluded investment income due and accrued of $314 and $2,924, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other-than-temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken for all investments other than loan-backed or structured securities, which are reduced to the present value of expected cash flows where the Company has the ability and intent to hold the security until recovery. Such reductions in carrying value are recognized as realized losses on investments.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company may issue foreign denominated assets or liabilities and use forward rate agreements to hedge foreign currency risk associated with these products. These forward agreements are marked to fair value based on the current forward rate on the financial statements thru unassigned surplus, and cash payments and/or receipts are recognized as realized gain or losses.

The Company issues products providing the customer a return based on various global equity market indices. The Company uses global futures contracts and/or options to hedge the liability option risk associated with these products. Futures are marked to fair value on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The interest rate floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments. The Company pays a single premium at the beginning of the contract. These interest rate floors are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument. Caps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the hedged asset affects income. If the derivative is no longer effective at achieving the desired risk management objective or if the forecasted transaction is no longer probable, hedge accounting will cease and the forward-starting swap will be marked to fair value through unassigned surplus.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

In addition to utilizing forward starting swaps to mitigate the risk of future re-investment risk at lower yields, the Company also uses put options. These put options are used when rates are below the Company’s target rate. In these market environments, the Company will sell put options on the forward starting swaps of which they would like to enter into. The option period will be considered an income generation transaction. Since the underlying is a derivative, the option will be marked to market with the offset through surplus and the premium received for the written option is deferred during the option period. If the option is exercised, the premium will adjust the forward starting swap’s acquisition cost. Once acquired, the forward starting swap will then be accounted for as outlined above.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

A replication transaction is a derivative transaction entered into conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset in a lower rated investment grade asset. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. The Company replicates hybrid fixed to floating treasuries by combining a US Treasury cash component with a forward starting swap which, in effect converts a fixed US Treasury into hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

The Company holds some credit default swaps linked to a collateralized debt obligation structure. The Company was put into these swaps as a result of market events on a liquidity facility it had entered into. The Company does not intend to enter similar transactions in this current form. Under this transaction the Company receives a fee in exchange for providing credit protection if the underlying collateralized debt obligation structure incurs losses greater than its supporting collateral. The fee will be recorded in investment income. These swaps are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $6,368,599, $4,279,394 and $4,182,626 in 2010, 2009 and 2008, respectively. In addition, the Company received $380,170, $376,545 and $399,445 in 2010, 2009 and 2008, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement options, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

During 2009, the Company implemented an improved valuation method for single premium group annuity (SPGA) products. The prior method approximated the reserve using a spreadsheet-based balance roll forward. The current method is a seriatim valuation using a software package capable of making these calculations. The change in valuation process resulted in an increase in reserves in the amount of $3,053. The change in reserves has been credited directly to unassigned surplus.

During 2010, the Company reported a decrease in reserves on account of changes in valuation bases of $3,642 due to continued conversion from the spreadsheet-based balance roll forward method of valuation of SPGA products to a seriatim valuation. In addition, the Company continued to make enhancements to existing valuation platforms and converted from client based reserves to in-house seriatim calculations during 2010. These changes resulted in an increase in reserves of $3,523. The net change in reserves of $119 due to the conversions has been credited directly to unassigned surplus. Related to this change was a corresponding decrease in the deferred premium asset of $2,388. This amount was also charged directly to unassigned surplus.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

During 2009, the Company reversed a change in reserve methodology implemented in 2008 pertaining to the change in valuation interest rates from those required under California insurance law to those allowed under Iowa insurance law due to the merger of TOLIC into TLIC. The Company changed back to valuation interest rates required under California insurance law during 2009 to meet the minimum aggregate reserve requirement for California and to preserve consistency in valuation rates and methods used for TOLIC’s California issued policies. This change in valuation process resulted in an increase in reserves in the amount of $28,005 which has been charged directly to unassigned surplus.

During 2008, the Company’s reserves decreased by $35,039 due to various changes in valuation basis. A decrease in reserves of $36,442 resulted from various valuation system upgrades or enhancements, the largest of which was the Prophet conversion. During 2008, the Company updated the valuation process which included conversion to the Prophet valuation system, subject to existing contractual mirror reserving requirements. Previously, reserves were determined by applying client reported data, with a one quarter of a year lag, against current in force volumes. The new method calculates the reserves directly (using Prophet) based on the current in force. The change in valuation process resulted in a decrease in reserves in the amount of $30,022, with a corresponding decrease in deferred premiums of $17,488. The change in reserves has been credited directly to unassigned surplus. A decrease in reserves of $23,967 represents a change in assumptions regarding the policyholder’s election to exercise the Supplementary Retirement Income Option rider attached to certain Universal Life policies. A decrease in reserves of $28,921 represents a change in valuation interest rates from those required under California insurance law to those allowed under Iowa insurance law due to the merger of TOLIC into TLIC. Also during 2008, the Company updated assumptions and made enhancements to valuation methodology related to its accident and health reserves. These changes resulted in a partially offsetting increase in accident and health reserves of $54,291.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Reverse Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

The Company enters into municipal repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2010 and 2009 was $25,247 and $23,029, respectively.

The Company incurred $12,350 and paid $10,131 of claim adjustment expenses during 2010, of which $6,838 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $11,227 and paid $10,397 of claim adjustment expenses during 2009, of which $6,727 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years during 2010 or 2009.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the fair value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. No stock options were issued during 2010 or 2009.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. No benefit or expense relating to these plans was recorded by the Company for the year ended December 31, 2010. The Company recorded a benefit of $214 and $14,618 for the years ended December 31, 2009 and 2008, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $75 for the year ended December 31, 2008. The Company did not record an adjustment to paid-in surplus for the income tax effect related to these plans for the years ended December 31, 2010 or 2009.

Certain management employees of the Company participate in a stock-based long-term incentive compensation plan issued by the Company’s indirect parent. In accordance with SSAP No. 13, the expense or benefit related to this plan for the Company’s management employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an accrued expense in the amount of $3,205 for the year ended December 31, 2010. The Company did not record an accrued expense related to stock-based long-term incentive compensation for the years ended December 31, 2009 or 2008.

Recent Accounting Pronouncements

Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities. As a result of these modifications, for securities lending programs, collateral received by the Company’s agent that can be sold or re-pledged is reported on the balance sheet. Collateral received and reinvestment of that collateral by the Company are reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets). A separate liability is also established to record the obligation to return the cash collateral (payable for securities lending). This change in accounting principle increased assets and liabilities by $3,956,880 with no impact to surplus. See Note 10 for further details.

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

In addition, the amendments to SSAP No. 91R resulted in cash collateral received from counterparties to derivatives contracts also being reported on the Company’s balance sheet in the respective asset class in which the cash was reinvested (short-term investments and bonds). A separate liability was established to record the obligation to return the cash collateral (Payable for derivative cash collateral). These balances were recorded on the Company’s balance sheet effective January 1, 2010 and resulted in an increase to assets of $220,439, an increase to liabilities of $215,069 and a net increase to surplus of $5,370. The net increase to surplus is comprised of $6,403 of accumulated earnings offset by unrealized losses associated with securities that were reported at lower of cost or market at the time of adoption of $1,033.

Effective December 31, 2010, the Company adopted SSAP No. 100, Fair Value Measurements, including recent modifications and clarifications made to the standard. This statement defines fair value, establishes a framework for measuring fair value and establishes disclosure requirements about fair value, and it applies under other statutory accounting pronouncements that require or permit fair value measurements. The adoption of this new accounting principle had no impact to the Company’s results of operations or financial position. See Note 4 for further details.

During 2010, revisions were adopted to certain paragraphs of SSAP No. 43R, Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR. The revisions clarify that an AVR / IMR bifurcation analysis should be performed when SSAP No. 43R securities are sold (not just as a result of impairment). These changes have an effective date of January 1, 2011 and are to be applied on a prospective basis.

During 2010, revisions were made to SSAP No. 43R to clarify the definitions of loan-backed and structured securities. The revised definitions will most likely result in more securities being accounted for under SSAP No. 43R. Companies are to prospectively apply the clarified guidance effective January 1, 2011. The Company is in the process of determining the impact of these changes.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective September 30, 2009, the Company adopted SSAP No. 43R. This statement establishes statutory accounting principles for investments in loan-backed and structured securities. The SSAP supersedes SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. SSAP No. 43R changes the accounting for other-than-temporary impairments (OTTI). If the Company intends to sell a security or lacks the intent or ability to hold the security until it recovers to its amortized cost basis, the security shall be written down to its fair value. If the Company does not expect to recover the entire amortized cost basis of a security, an OTTI shall be recognized as a realized loss equal to the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the effective interest rate as outlined in the SSAP. Prior to the adoption of SSAP No. 43R, loan-backed and structured securities were accounted for in accordance with SSAP No. 43, which called for those securities to be impaired and written down using undiscounted cash flows. The cumulative effect of the adoption of this standard is the difference between the present value of expected cash flows for securities identified as having an OTTI compared with their amortized cost basis as of July 1, 2009. This change in accounting principle reduced surplus by a net amount of $14,934 ($9,707 net of tax), which includes impairments of $40,973 offset by NAIC 6 rated securities that were already reported at lower of cost or market at the time of the implementation of SSAP No. 43R of $26,039, which have been removed from the component of change in net unrealized gains/losses.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R. This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. This statement temporarily replaces SSAP No. 10, Income Taxes. Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character. If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs. When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against gross DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs. Prior to the adoption of SSAP No. 10R, the Company obtained permission from the state of Iowa to compute deferred income taxes using a permitted practice. At December 31, 2009, the Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R. The cumulative effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2009 as the use of the permitted practice expired as of December 15, 2009. As a result of this election, surplus increased by a cumulative effect of $554,923 and $295,260 at December 31, 2010 and 2009, respectively, which has been reflected as an aggregate write-in for other than special surplus funds on the 2010 and 2009 financial statements.

Effective December 31, 2009 the Company adopted amendments to SSAP No. 9, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. See Note 16 for further discussion of the Company’s consideration of subsequent events.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

In September 2008, the NAIC issued SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s previously impaired investments were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement was accounted for prospectively and therefore there was no impact to the Company’s financial statements at adoption.

Reclassifications

Certain reclassifications have been made to the 2009 and 2008 financial statements to conform to the 2010 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The NAIC SAP has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits and secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the Commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

The Company, with the permission of the Commissioner of Insurance of the State of Iowa, records the value of its wholly owned foreign life insurance subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited U.S. GAAP equity adjusted to a statutory basis of accounting, utilizing adjustments as outlined in SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, a replacement of SSAP No. 88, paragraph 9.

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

2. Prescribed and Permitted Statutory Accounting Practices (continued)

At December 31, 2008, the Company received written approval from the Iowa Insurance Division to determine the admitted amount of deferred income tax assets pursuant to Iowa Bulletin 09-01. Bulletin 09-01 increased the realization period for purposes of determining the admissibility of deferred tax assets in accordance with the requirements of SSAP No. 10, Paragraph 10(b)(i) from one year to three years from the balance sheet date and expanded the limit on net deferred tax assets for Paragraph 10(b)(ii) from 10% of adjusted capital and surplus to 15%. The Company did not utilize this permitted practice during 2010 or 2009 and instead opted to calculate deferred income taxes using the provisions of SSAP No. 10R.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2010	2009	2008
			Restated
Net income (loss), State of Iowa basis	$417,679	$(6,425)	$(621,418)
State prescribed practice for secondary guarantee reinsurance	—	—	—
State permitted practice for valuation of foreign life subsidiary	—	—	—

Net income (loss), NAIC SAP	$417,679	$(6,425)	$(621,418)

Statutory surplus, State of Iowa basis	$4,298,124	$5,026,825	$4,840,134
State prescribed practice for secondary guarantee reinsurance	(2,926,627)	(2,593,154)	(2,349,638)
State permitted practice for valuation of wholly-owned foreign life subsidiary	19,656	(20,745)	(124,668)
State permitted practice for deferred tax asset	—	—	(380,358)

Statutory surplus, NAIC SAP	$1,391,153	$2,412,926	$1,985,470

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

3. Accounting Changes and Correction of Errors

During 2009, the Company corrected the financial statement presentation of the preferred treasury stock. On December 19, 2007, the Company repurchased 57,340 shares of its Series B preferred shares for $573,400. The par value of the Series B preferred shares is $10 per share and the liquidation value is also $10 per share. At December 31, 2007, the financial statement of the Company appropriately presented the $573,400 as preferred treasury stock. Due to the merger of LIICA and TOLIC into the Company on October 2, and October 1, 2008, respectively, Transamerica Corporation was issued 86,590 shares of Series B preferred stock. Rather than reflecting the Series B preferred stock issued as first a reduction of treasury stock, with the remaining shares issued to TA Corp presented as additional shares issued and outstanding, the Company incorrectly presented the entire amount of the 86,590 shares issued to TA Corp as newly issued and outstanding shares. During 2009, the Company corrected the presentation of the Series B preferred shares, which resulted in a reduction of $573,400 to treasury stock and a reduction in the preferred capital stock line of $573, with an offset to gross paid-in capital. There was no net surplus impact to the Company due to this correction.

The Company entered into an agreement with an affiliated entity in which certain mortgage loans and real estate were sold with an effective date of December 31, 2008. The sales of these mortgage loans and real estate were not reflected in the December 31, 2008 financial statements. As a result, the Company has reflected such sales in the December 31, 2009 financial statements and has identified the surplus impact of such corrections as a separate change in capital and surplus within the statement of operations for 2009. Had these sales been appropriately recognized within the December 31, 2008 financials, the AVR balance would have been $6,275 lower and the sales would have increased the Company’s net loss by $7,173, for a net negative surplus impact of $898.

During 2008, the Company obtained approval from the Insurance Division, Department of Commerce, of the State of Iowa to calculate the reserves related to synthetic guaranteed investment contracts (synthetic GICs) utilizing a discount rate corresponding to the corporate bond AA credit curve, versus 105% of the Treasury spot-rate curve, which was utilized in previous years. The difference in the reserves held under the reserve methodology utilized at December 31, 2008 versus previous years’ methodology is a decrease in reserves of approximately $89,002. This approval is still effective, however, as of December 31, 2009, the Company resumed the higher reserve standard of utilizing the discount rate of 105% of the Treasury spot-rate curve to calculate its reserves related to its outstanding synthetic GIC contracts. The same method is utilized as of December 31, 2010. Only one contract had a non-zero reserve. Contractually the liability is limited to $3,000, and this is the reserve held by the Company at December 31, 2010 and 2009.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indexes, third party pricing services, and internal models.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions.

Credit Default Swaps: The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the fair value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying value of receivable from/payable to affiliates approximates their fair value.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

		December 31
	2010		2009
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$1,303,081	$1,303,081	$3,032,109	$3,032,109
Short-term notes receivable from affiliates	270,000	270,000	880,200	880,200
Bonds, other than affiliates	46,921,343	46,976,603	47,035,463	45,386,770
Preferred stocks, other than affiliates	123,925	121,878	152,661	144,696
Common stocks, other than affiliates	358,631	358,631	389,485	389,485
Mortgage loans on real estate, other than affiliates	8,027,115	8,325,341	9,275,690	8,935,978
Other invested assets	181,095	177,761	175,168	164,109
Floors, options and swaptions	1,462	1,462	3,661	3,111
FDAs	61	61	299	126
Interest rate caps	2	2	37	—
Interest rate swaps	93,365	738,331	92,254	541,568
Currency swaps	7,425	75,889	8,130	109,956
Credit default swaps	4,687	6,402	369	2,141
Foreign currency forward	123	123	954	954
Policy loans	746,677	746,677	759,957	759,957
Securities lending reinvested collateral	3,956,880	3,954,149	—	—
Receivable from parent, subsidiaries and affiliates	248,839	248,839	187,751	187,751
Separate account assets	38,370,952	38,370,952	33,205,532	33,205,532

Liabilities
Investment contract liabilities	19,741,412	20,176,069	23,563,017	23,599,026
Floors, options and swaptions	462	462	550	—
FDAs	7,990	7,990	5,237	5,064
Interest rate caps	1	—	37	—
Interest rate swaps	82,389	398,272	158,871	528,815
Currency swaps	118,187	138,305	187,912	219,697
Credit default swaps	11,988	10,000	5,047	5,179
Foreign currency forward	154	154	79	79
Payable to parent, subsidiaries and affiliates	476,976	476,976	270,421	270,421
Separate account annuity liabilities	30,301,261	30,299,758	24,918,494	24,912,008
Surplus notes	150,000	151,932	150,000	144,191

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheet.

Fair Value Measurements

During 2010, amendments were made to SSAP No. 100 to eliminate the requirement to differentiate and report fair value measurements on separate recurring and non-recurring schedules. Instead, for December 31, 2010, all fair value measurements will be reported on a single schedule by class. The 2009 schedules were not required to be restated.

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

The following table provides information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2010:

	2010
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$143,201	$59,357	$202,558
Hybrid securities	—	7,069	—	7,069

Total bonds	—	150,270	59,357	209,627

Preferred stock
Industrial and miscellaneous	—	—	1,236	1,236

Total preferred stock	—	—	1,236	1,236

Common stock
Mutual funds	40,951	68	—	41,019
Industrial and miscellaneous	90,568	160	226,884	317,612

Total common stock	131,518	228	226,884	358,631

Short-term investments
Government	—	65,069	—	65,069
Industrial and miscellaneous	—	768,270	—	768,270
Mutual funds	—	465,525	—	465,525
Sweep accounts	—	64,484	—	64,484

Total Short-term investments	—	1,363,348	—	1,363,348

Derivative assets	—	3,469	—	3,469
Separate account assets	31,597,665	5,398,091	793,212	37,788,968

Total assets	$31,729,183	$6,915,406	$1,080,689	$39,725,279

Liabilities:
Derivative liabilities	$—	$24,705	$4,600	$29,305
Separate account liabilities	7,302	5,405	—	12,707

Total liabilities	$7,302	$30,110	$4,600	$42,012

Bonds classified in Level 2 are valued using inputs from third party pricing services or corroborated broker quotes. Level 3 measurements for bonds are primarily those valued using non-corroborated broker quotes or internal modeling.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Common Stock in Level 3 is comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as they can only be redeemed by the bank. In addition, the Company owns some warrants that are valued using non-corroborated broker quotes.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

For derivatives, those classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services. The Level 3 derivative liability is a credit swap calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

The following table summarizes the changes in assets and liabilities classified in Level 3 for 2010:

	Balance at January 1, 2010	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income	Total Gains and (Losses) Included in Surplus	Purchases ,Issuances, Sales and Settlements	Balance at December 31, 2010
Bonds
RMBS	$19,291	$30,955	$5,802	$(21,711)	$14,201	$14,785	$51,719
Other	144,501	10,365	60,223	(7,297)	(1,407)	(78,301)	7,638
Preferred Stock	6,162	1,236	6,162	—	(36)	36	1,236
Common Stock	278,111	4,251	—	5,664	1,663	(62,805)	226,884
Other Long Term	32,660	—	—	130	27	(32,817)	—
Derivative Liabilities	—	—	—	—	—	(4,600)	(4,600)
Separate account assets	936,012	—	4,382	(102,331)	273	(36,360)	793,212

Total	$1,416,737	$46,807	$76,569	$(125,545)	$14,721	$(200,062)	$1,076,089

The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

Transfers in for bonds were the result of securities not carried at fair value as of December 31, 2009 subsequently changing to being carried at fair value as of December 31, 2010. Such changes were the result of a change in NAIC rating and impairment. In addition, several securities were valued using third party vendor inputs at December 31, 2009 and changed at December 31, 2010 to being valued using non-corroborated broker quotes, thus causing the transfer into Level 3.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Transfers out for bonds were attributable to securities being carried at fair value as of December 31, 2009, subsequently changing to being carried at amortized cost as of December 31, 2010. Such changes were the result of a change in NAIC rating and impairment. In addition, there were some securities that were valued using internal modeling at December 31, 2009. Those securities were valued using third party vendor inputs at December 31, 2010.

Transfers in for preferred stock were the result of securities not carried at fair value as of December 31, 2009 subsequently changing to being carried at fair value as of December 31, 2010. Such changes were the result of a change in the price source, change in NAIC rating and impairment.

Transfers out for preferred stock were attributable to securities being carried at fair value as of December 31, 2009, subsequently changing to being carried at amortized cost as of December 31, 2010. Such changes were the result of a change in the price source, change in NAIC rating and impairment.

Transfers in for common stock were the result of warrants being valued using third party vendor inputs at December 31, 2009. The valuation of those warrants changed at December 31, 2010 to using non-corroborated broker quotes.

Transfers out for separate account assets were attributable to bonds being valued using non-corroborated broker quotes at December 31, 2009, subsequently changing to being valued using third party vendor inputs at December 31, 2010.

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

The following table provides information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

	2009
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$103,871	$7,503	$278,111	$389,485
Other invested assets	—	—	32,660	32,660
Short-term investments	—	3,064,145	—	3,064,145
Derivative assets	—	13,462	—	13,462
Separate account assets	22,215,160	9,313,341	936,012	32,464,513

Total assets	$22,319,031	$12,398,451	$1,246,783	$35,964,265

Liabilities:
Derivative liabilities	$—	$64,812	$—	$64,812

Total liabilities	$—	$64,812	$—	$64,812

Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following table summarizes the changes in assets and liabilities classified in Level 3 for 2009:

	Equity Securities	Short-term Investments	Other Invested Assets	Separate Account Assets	Total
Balance at January 1, 2009	$295,552	$42,444	$—	$—	$337,996
Change in realized gains/losses included in net income	(6,155)	—	—	(80,693)	(86,848)
Change in unrealized gains/losses included in surplus	5,177	284	(27)	—	5,434
Net purchases (sales)	(28,878)	(42,728)	32,687	(229,258)	(268,177)
Net transfers in to Level 3	12,415	—	—	1,245,963	1,258,378

Balance at December 31, 2009	$278,111	$—	$32,660	$936,012	$1,246,783

Total gains/losses included in income attributable to instruments held at the reporting date	$(2,156)	$—	$—	$—	$(2,156)

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Assets measured at fair value on a non-recurring basis

For the year ended December 31, 2009, the Company reported certain assets and liabilities at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The Company reported the following financial instruments at fair value on a non-recurring basis:

Description	December 31, 2009	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$290,192	$–	$120,238	$169,954	$(104,050)
Derivative liabilities	26,899	–	26,899	–	–

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2010
Unaffiliated bonds:
United States Government and agencies	$3,160,171	$77,718	$4,518	$75,826	$3,157,545
State, municipal and other government	836,397	49,894	19,517	6,180	860,594
Hybrid securities	1,557,055	17,968	226,807	1,009	1,347,207
Industrial and miscellaneous	27,657,173	1,553,520	106,995	230,233	28,873,465
Mortgage and other asset-backed securities	13,710,547	296,594	1,227,663	41,686	12,737,792

	46,921,343	1,995,694	1,585,500	354,934	46,976,603
Unaffiliated preferred stocks	123,925	9,783	10,723	1,107	121,878

	$47,045,268	$2,005,477	$1,596,223	$356,041	$47,098,481

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$2,213,602	$46,272	$10,359	$57,837	$2,191,678
State, municipal and other government	864,106	58,075	36,447	6,506	879,228
Hybrid securities	1,777,764	15,566	322,069	421	1,470,840
Industrial and miscellaneous	27,005,598	1,585,453	377,181	61,228	28,152,642
Mortgage and other asset-backed securities	15,174,393	165,590	2,537,314	110,287	12,692,382

	47,035,463	1,870,956	3,283,370	236,279	45,386,770
Unaffiliated preferred stocks	152,661	13,428	13,976	7,417	144,696

	$47,188,124	$1,884,384	$3,297,346	$243,696	$45,531,466

At December 31, 2010 and 2009, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 784 and 1,417 securities with a carrying amount of $9,237,482 and $15,724,863 and an unrealized loss of $1,596,223 and $3,297,346 with an average price of 82.7 and 79.0 (fair value/amortized cost). Of this portfolio, 67.8% and 73.4% were investment grade with associated unrealized losses of $750,760 and $1,964,692, respectively.

At December 31, 2010 and 2009, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 1,224 and 527 securities with a carrying amount of $10,099,730 and $5,312,143 and an unrealized loss of $356,041 and $243,696 with an average price of 96.5 and 95.4 (fair value/amortized cost). Of this portfolio, 97.3% and 96.3% were investment grade with associated unrealized losses of $345,226 and $209,917, respectively.

At December 31, 2010 and 2009, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 2 and 5 securities with a cost of $15 and $35 and an unrealized loss of $9 and $17 with an average price of 38.2 and 52.5 (fair value/cost).

At December 31, 2010 and 2009, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 25 and 35 securities with a cost of $23,086 and $41,570 and an unrealized loss of $1,002 and $1,112 with an average price of 95.7 and 97.3 (fair value/cost).

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2010 and 2009 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2010

Unaffiliated bonds:
United States Government and agencies	$237,897	$1,386,362	$1,624,259
State, municipal and other government	97,950	169,282	267,232
Hybrid securities	1,043,259	37,791	1,081,050
Industrial and miscellaneous	1,036,864	6,796,934	7,833,798
Mortgage and other asset-backed securities	5,180,283	1,342,227	6,522,510

	7,596,253	9,732,596	17,328,849
Unaffiliated preferred stocks	45,006	11,093	56,099
Unaffiliated common stocks	6	22,084	22,090

	$7,641,265	$9,765,773	$17,407,038

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2009

Unaffiliated bonds:
United States Government and agencies	$361,036	$952,444	$1,313,480
State, municipal and other government	170,904	121,643	292,547
Hybrid securities	1,297,347	15,671	1,313,018
Industrial and miscellaneous	3,594,291	2,417,578	6,011,869
Mortgage and other asset-backed securities	6,956,857	1,539,597	8,496,454

	12,380,435	5,046,933	17,427,368
Unaffiliated preferred stocks	47,082	21,515	68,597
Unaffiliated common stocks	18	40,458	40,476

	$12,427,535	$5,108,906	$17,536,441

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The carrying amount and estimated fair value of bonds at December 31, 2010, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$957,586	$976,255
Due after one year through five years	9,687,493	10,172,757
Due after five years through ten years	9,031,523	9,436,666
Due after ten years	13,534,194	13,653,133

	33,210,796	34,238,811
Mortgage and other asset-backed securities	13,710,547	12,737,792

	$46,921,343	$46,976,603

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

Banking

At December 31, 2010, the Company’s banking sector portfolio had investments in an unrealized loss position which had a fair value of $1,622,486 and a carrying value of $1,880,648, resulting in a gross unrealized loss of $258,162. The banking sub-sector in the Company’s portfolio is large, diverse and of high quality. The unrealized losses in the banking sub-sector primarily reflect the size of the Company’s holdings, low floating rate coupons on some securities and credit spread widening on deeply subordinated securities.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

As a whole, the sub-sector has been volatile in 2010 as Sovereign debt crises in Greece and Ireland have reintroduced liquidity fears into the market and concern has grown that other peripheral European countries may need financial bail-out packages. Subordinated securities, specifically, have become even more volatile following successful attempts by the European Commission to impose “burden sharing” on the subordinated securities of those banks receiving significant state-aid as a result of the financial crisis. Furthermore, new legislation introduced in Germany and Ireland gives those respective governments wide discretion to impose “burden sharing” on subordinated bondholders in order to quickly stabilize or wind-up troubled banks, and other countries will likely follow suit. While these measures have made existing subordinated securities more volatile in the near-term, new, more stringent, global legislation on capital and liquidity requirements is intended to reduce overall risk in the sector going forward. Furthermore, Central Banks appear committed to providing liquidity to the market and as a result asset write-downs and credit losses have diminished substantially in all but the most troubled countries. The value of the Company’s investments in deeply subordinated securities in the financial services sector may be significantly impacted if issuers of certain securities with optional deferral features exercise the option to defer coupon payments or are required to defer as a condition of receiving government aid. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2010.

Subprime Mortgages

At December 31, 2010, the Company’s asset-backed securities (ABS) subprime mortgage portfolio had investments in an unrealized loss position which had a fair value of $806,127 and a carrying value of $1,014,495, resulting in a gross unrealized loss of $208,368. The Company does not currently invest in or originate whole loan residential mortgages. The Company categorizes asset backed securities issued by a securitization trust as having subprime mortgage exposure when the average credit score of the underlying mortgage borrowers in a securitization trust is below 660 at issuance. The Company also categorizes asset backed securities issued by a securitization trust with second lien mortgages as subprime mortgage exposure, even though a significant percentage of second lien mortgage borrowers may not necessarily have credit scores below 660 at issuance. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

All ABS subprime mortgage securities are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly. Model output is generated under base and several stress-case scenarios. The Company’s internal ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by observing historical rates from broader market data while being adjusted for specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialist to determine whether or not a particular tranche or holding is at risk for not collecting all contractual cash flows taking into account the seniority, and other terms of the tranches held. If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

The unrealized loss is primarily due to decreased liquidity, increased credit spreads in the market, slower prepayments and increased expected losses on loans within the underlying pools. Expected losses within the underlying pools are generally higher than original expectations, primarily in certain later-vintage adjustable rate mortgage loan pools, which has led to some rating downgrades in these securities. As the remaining unrealized losses in the ABS subprime mortgage portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Commercial Mortgage-Backed Securities (CMBS)

At December 31, 2010, the Company’s CMBS portfolio had investments in an unrealized loss position which had a fair value of $1,671,381 and a carrying value of $1,893,326, resulting in a gross unrealized loss of $221,945. CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS includes conduit, large loan, single borrower, franchise loan, agencies, small loan and commercial real estate collateralized debt obligations (CDOs).

CMBS are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly. Model output is generated under base and several stress-case scenarios by the Company’s internal CMBS asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up approach. For non-conduit securities, a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

Over the past 24 months, the commercial real estate market experienced a deterioration in property level fundamentals, which has led to an increase in CMBS loan-level delinquencies. The introduction of the 20% and 30% credit enhanced classes within the 2005-2008 vintage deals provide some offset to these negative fundamentals. Despite advancements in the availability of financing for commercial real estate, as evidenced by the gradual reopening of the CMBS markets, the lending market remains limited as lenders continue to be more conservative with underwriting standards. Moreover, property transactions have increased but still remain low relative to historical standards. While liquidity has improved within the CMBS market, a broad re-pricing of risk has kept credit spreads across the subordinate CMBS tranches at wide levels. As the remaining unrealized losses in the CMBS portfolio relate to holdings where the company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Residential Mortgage-Backed Securities (RMBS) Sector

At December 31, 2010, the Company’s RMBS sector portfolio had investments in an unrealized loss position which had a fair value of $2,671,967, and a carrying value of $3,354,983, resulting in a gross unrealized loss of $683,016. RMBS are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS portfolio includes collateralized mortgage obligations (CMOs), government sponsored enterprise (GSE) guaranteed passthroughs, prime jumbo passthroughs, Alt-A RMBS, negative amortization RMBS and reverse mortgage RMBS.

All RMBS of the Company are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly. Model output is generated under base and several stress-case scenarios. The Company’s internal RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments.

Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by obtaining historical rates from broader market data and by adjusting those rates for vintage, specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialists to determine whether or not a particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held. If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The pace of deterioration in the housing market began to stabilize in late 2009 and continued in 2010. Even with the stabilization, fundamentals in RMBS continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class. In addition, a high percentage of the Company’s RMBS portfolio is comprised of floating rate securities, which has resulted in higher unrealized losses relative to fixed rate securities but not necessarily higher default losses. As the remaining unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value.

	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
Year Ended December 31, 2010

OTTI recognized 1st quarter:
Intent to sell	$4,379	$973	$—	$3,406

Total 1st quarter OTTI on loan-backed securities	4,379	973	—	3,406

OTTI recognized 2nd quarter:
Intent to sell	17,316	301	—	17,015
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	6	—	6	0

Total 2nd quarter OTTI on loan-backed securities	17,322	301	6	17,015

Aggregate total	$21,701	$1,274	$6	$20,421

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
Year Ended December 31, 2009

OTTI recognized 3rd quarter:
Intent to sell	$21,033	$—	$5,508	$15,525

Total 3rd quarter OTTI on loan-backed securities	21,033	—	5,508	15,525

OTTI recognized 4th quarter:
Intent to sell	179,064	—	66,154	112,910

Total 4th quarter OTTI on loan-backed securities	179,064	—	66,154	112,910

Aggregate total	$200,097	$—	$71,662	$128,435

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2010
1st quarter present value of cash flows expected to be less than the amortized cost basis	$578,055	$55,253	$522,802	$330,810
2nd quarter present value of cash flows expected to be less than the amortized cost basis	343,146	24,294	318,852	217,741
3rd quarter present value of cash flows expected to be less than the amortized cost basis	648,299	44,545	603,754	489,879
4th quarter present value of cash flows expected to be less than the amortized cost basis	744,823	29,278	715,545	563,667

Aggregate total	$2,314,323	$153,370	$2,160,953	$1,602,097

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2009
3rd quarter present value of cash flows expected to be less than the amortized cost basis	$320,333	$27,156	$293,177	$153,730
4th quarter present value of cash flows expected to be less than the amortized cost basis	622,868	89,717	533,151	253,458

Aggregate total	$943,201	$116,873	$826,328	$407,188

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The following loan-backed and structured securities were held at December 31, 2010, for which an OTTI had been previously recognized:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
000759BP4	$788	$785	$3	$785	$625	1Q 2010
02148AAA4	51,172	50,652	520	50,652	33,152	1Q 2010
02148YAJ3	8,309	8,128	181	8,128	6,809	1Q 2010
045427AE1	3,371	1,805	1,566	1,805	610	1Q 2010
12640PAA3	9,684	9,480	204	9,480	8,902	1Q 2010
126670ZN1	26,523	21,352	5,171	21,352	3,899	1Q 2010
12667G5G4	23,783	23,533	250	23,533	21,180	1Q 2010
126685DZ6	6,759	6,287	472	6,287	5,438	1Q 2010
225470FJ7	9,677	9,494	183	9,494	7,925	1Q 2010
225470YD9	60,770	59,922	848	59,922	37,312	1Q 2010
22942KCA6	22,560	22,305	255	22,305	16,542	1Q 2010
23245CAF7	256	246	10	246	586	1Q 2010
32027LAG0	110	94	16	94	57	1Q 2010
32028TAF4	171	85	86	85	100	1Q 2010
35729PPZ7	17,076	14,880	2,196	14,880	248	1Q 2010
361856EC7	25,782	25,461	321	25,461	16,478	1Q 2010
3622MAAF8	205	134	71	134	52	1Q 2010
38011AAC8	2,581	2,563	18	2,563	2,023	1Q 2010
43710LAF1	82	8	74	8	34	1Q 2010
45661EAE4	27,998	20,271	7,727	20,271	9,966	1Q 2010
46628SAJ2	10,507	10,154	353	10,154	6,420	1Q 2010
50177AAM1	9,810	2,378	7,432	2,378	1,242	1Q 2010
525170CG9	1,722	1,657	65	1,657	1,404	1Q 2010
525221GR2	6,622	3,934	2,688	3,934	1,875	1Q 2010
525221HE0	15,734	11,847	3,887	11,847	4,671	1Q 2010
52524MAW9	10,557	9,991	566	9,991	3,594	1Q 2010
52524YAA1	42,308	42,286	22	42,286	33,282	1Q 2010
655374AA4	2,702	2,353	349	2,353	1,117	1Q 2010
68400DAG9	2,794	1,924	870	1,924	106	1Q 2010
70557RAB6	37,812	32,192	5,620	32,192	18,685	1Q 2010
74925FAA1	17,548	16,761	787	16,761	15,542	1Q 2010
76110WPD2	3,676	3,387	289	3,387	2,855	1Q 2010
76110WQB5	15,198	14,267	931	14,267	12,048	1Q 2010
761118RM2	3,297	3,186	111	3,186	1,587	1Q 2010
761118VY1	28,164	25,601	2,563	25,601	11,604	1Q 2010
81379EAD4	5,191	3,589	1,602	3,589	99	1Q 2010
86357UAA9	23,809	21,484	2,325	21,484	16,973	1Q 2010
86357UBM2	4,156	3,750	406	3,750	3,020	1Q 2010
86358EZU3	8,992	7,205	1,787	7,205	2,672	1Q 2010
86365EAA5	12,137	10,952	1,185	10,952	8,530	1Q 2010
86365EAC1	5,116	4,616	500	4,616	3,718	1Q 2010
86365KAA1	4,184	3,775	409	3,775	2,989	1Q 2010
93935FAA9	5,241	5,003	238	5,003	2,472	1Q 2010
000759BP4	757	700	57	700	589	2Q 2010
02148AAA4	48,811	46,735	2,076	46,735	33,688	2Q 2010
02148YAJ3	7,973	7,794	179	7,794	6,567	2Q 2010
05948KL31	18,007	17,283	724	17,283	11,108	2Q 2010
059494AA2	41,693	41,000	693	41,000	31,082	2Q 2010
05953LAH2	1,317	888	429	888	319	2Q 2010
12668VAF6	8,391	8,231	160	8,231	4,535	2Q 2010
20173TAM7	7,151	5,554	1,597	5,554	1,032	2Q 2010
225470FJ7	9,025	8,578	447	8,578	8,170	2Q 2010

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
225470U27	6,061	5,459	602	5,459	4,457	2Q 2010
22942KCA6	21,269	21,106	163	21,106	15,188	2Q 2010
32054YAD5	353	160	193	160	104	2Q 2010
35729PPZ7	14,854	13,465	1,389	13,465	920	2Q 2010
36244SAE8	901	881	20	881	508	2Q 2010
46629YAK5	4,361	1,232	3,129	1,232	795	2Q 2010
50177AAM1	2,227	1,477	750	1,477	1,291	2Q 2010
525170CG9	1,584	1,292	292	1,292	1,635	2Q 2010
525221HE0	11,184	6,764	4,420	6,764	5,228	2Q 2010
52522QAM4	121,936	116,652	5,284	116,652	83,155	2Q 2010
65536PAA8	3,451	3,224	227	3,224	2,937	2Q 2010
761118RM2	3,103	3,049	54	3,049	1,563	2Q 2010
86358EZU3	7,161	6,018	1,143	6,018	1,603	2Q 2010
000759BP4	674	657	17	657	572	3Q 2010
02148AAA4	44,694	41,915	2,779	41,915	35,127	3Q 2010
02148YAJ3	7,636	7,630	6	7,630	5,659	3Q 2010
05948KV63	13,694	13,656	38	13,656	12,859	3Q 2010
059494AA2	39,536	39,315	221	39,315	30,326	3Q 2010
059512AP8	1,912	1,732	180	1,732	744	3Q 2010
05953LAH2	832	708	124	708	304	3Q 2010
12638DAA4	72,351	64,487	7,864	64,487	58,004	3Q 2010
12640PAA3	7,475	7,142	333	7,142	7,293	3Q 2010
12667G5G4	24,540	24,439	101	24,439	24,121	3Q 2010
126685DZ6	5,919	5,603	316	5,603	4,887	3Q 2010
12669GTS0	50,815	47,578	3,237	47,578	25,003	3Q 2010
20173TAM7	5,443	1,960	3,483	1,960	1,077	3Q 2010
225470FJ7	8,417	8,408	9	8,408	8,621	3Q 2010
225470T94	6,996	6,650	346	6,650	5,183	3Q 2010
225470YD9	56,415	53,591	2,824	53,591	39,237	3Q 2010
225492AE7	21,757	21,547	210	21,547	18,885	3Q 2010
22942KCA6	20,247	20,203	44	20,203	15,799	3Q 2010
3622EEAA0	29,835	28,729	1,106	28,729	27,151	3Q 2010
36244SAE8	847	820	27	820	542	3Q 2010
38011AAC8	2,513	2,451	62	2,451	1,914	3Q 2010
46631QAR3	7,471	2,341	5,130	2,341	2,436	3Q 2010
52108MDU4	2,938	295	2,643	295	432	3Q 2010
525170CG9	1,202	1,082	120	1,082	1,185	3Q 2010
52519LAA6	110,126	101,397	8,729	101,397	87,934	3Q 2010
525221HE0	6,238	5,615	623	5,615	4,141	3Q 2010
65536PAA8	1,894	1,747	147	1,747	1,641	3Q 2010
75970JAJ5	5,448	4,933	515	4,933	2,733	3Q 2010
75970QAH3	7,000	6,369	631	6,369	3,783	3Q 2010
761118AH1	31,985	31,648	337	31,648	26,663	3Q 2010
761118VY1	23,714	22,571	1,143	22,571	11,123	3Q 2010
92911GAA7	1,688	1,015	673	1,015	1,121	3Q 2010
92922FZ27	23,995	23,693	302	23,693	21,808	3Q 2010
939336Q55	604	596	8	596	279	3Q 2010
05535DAM6	476	415	61	415	318	3Q 2010
05953YAG6	1,788	1,787	1	1,787	1,619	4Q 2010**
059515AC0	8,952	8,942	10	8,942	5,480	4Q 2010
36245CAC6	2,589	1,121	1,468	1,121	257	4Q 2010
52524YAA1	3,033	3,012	21	3,012	2,837	4Q 2010

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
61754HAB8	2,987	2,790	197	2,790	1,467	4Q 2010**
02148YAJ3	7,480	7,334	146	7,334	5,783	4Q 2010
05530PAA0	2,460	2,395	65	2,395	2,046	4Q 2010
059494AA2	37,667	37,657	10	37,657	30,418	4Q 2010
059515AC0	8,938	7,602	1,336	7,602	5,504	4Q 2010
05953LAH2	626	432	194	432	273	4Q 2010
05953YAG6	1,732	1,553	179	1,553	1,575	4Q 2010
12638DAA4	61,724	61,571	153	61,571	56,681	4Q 2010
12667G5G4	12,382	12,239	143	12,239	11,936	4Q 2010
12668RAA6	27,353	25,747	1,606	25,747	16,167	4Q 2010
12669GTS0	46,681	44,524	2,157	44,524	24,463	4Q 2010
14984WAA8	7,942	7,730	212	7,730	6,113	4Q 2010
225470U27	5,279	5,139	140	5,139	4,314	4Q 2010
225470YD9	51,189	50,912	277	50,912	37,621	4Q 2010
22942KCA6	19,399	18,120	1,279	18,120	14,757	4Q 2010
36245CAC6	1,112	833	279	833	258	4Q 2010
36245RAA7	3,755	3,495	260	3,495	2,677	4Q 2010
39539KAF0	10,205	9,957	248	9,957	8,804	4Q 2010
41161MAC4	54,375	52,192	2,183	52,192	33,461	4Q 2010
45661EAE4	8,907	2,644	6,263	2,644	2,517	4Q 2010
52519LAA6	97,842	97,267	575	97,267	84,903	4Q 2010
525221GR2	3,510	1,336	2,174	1,336	1,054	4Q 2010
525221HE0	5,322	3,506	1,816	3,506	3,634	4Q 2010
52522QAM4	106,741	105,722	1,019	105,722	81,409	4Q 2010
52524YAA1	32,721	31,200	1,521	31,200	30,754	4Q 2010
61754HAB8	2,771	2,281	490	2,281	1,448	4Q 2010
74925FAA1	14,656	14,038	618	14,038	13,792	4Q 2010
759676AJ8	6,794	6,391	403	6,391	4,825	4Q 2010
75971EAF3	6,200	6,088	112	6,088	3,542	4Q 2010
761118VY1	21,814	20,938	876	20,938	11,309	4Q 2010
81379EAD4	3,583	3,258	325	3,258	348	4Q 2010
863592AP6	21,291	21,076	215	21,076	19,735	4Q 2010
863592AQ4	9,443	9,303	140	9,303	8,654	4Q 2010
92911CAA6	241	94	147	94	9	4Q 2010
92922FZ27	22,761	22,760	1	22,760	20,920	4Q 2010
939336Q55	576	558	18	558	302	4Q 2010
02148AAA4	56,623	55,412	1,211	55,412	27,639	3Q 2009
02148YAJ3	10,038	9,635	403	9,635	5,095	3Q 2009
045427AE1	5,981	4,341	1,640	4,341	388	3Q 2009
126670ZN1	32,849	28,835	4,014	28,835	2,148	3Q 2009
12668VAF6	14,078	9,775	4,303	9,775	3,695	3Q 2009
225470FJ7	11,026	10,842	184	10,842	6,252	3Q 2009
225470T94	9,057	8,721	336	8,721	4,335	3Q 2009
22942KCA6	27,233	25,136	2,097	25,136	14,065	3Q 2009
32027LAG0	156	153	3	153	55	3Q 2009
32028TAF4	214	210	4	210	167	3Q 2009
35729PPC8	3,943	727	3,216	727	169	3Q 2009
3622MAAF8	300	294	6	294	73	3Q 2009
40430FAF9	2,814	591	2,223	591	93	3Q 2009
43710LAF1	152	150	2	150	94	3Q 2009
46628SAJ2	11,798	11,254	544	11,254	4,475	3Q 2009
576435AT8	494	484	10	484	303	3Q 2009

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
655374AA4	3,374	3,252	122	3,252	1,663	3Q 2009
86358EZU3	20,660	10,929	9,731	10,929	3,505	3Q 2009
939336Q55	725	687	38	687	255	3Q 2009
02148AAA4	55,412	54,674	738	54,674	30,484	3Q 2009
059512AP8	6,545	2,207	4,338	2,207	745	3Q 2009
12668VAF6	9,775	9,187	588	9,187	4,470	3Q 2009
225470FJ7	10,842	10,455	387	10,455	6,985	3Q 2009
22942KCA6	25,136	24,544	592	24,544	14,572	3Q 2009
23245CAF7	440	317	123	317	90	3Q 2009
3622MAAF8	294	248	46	248	48	3Q 2009
36244SAE8	1,000	949	51	949	481	3Q 2009
43710LAF1	150	107	43	107	113	3Q 2009
52524MAW9	11,476	11,109	367	11,109	3,902	3Q 2009
68400DAG9	4,806	3,554	1,252	3,554	193	3Q 2009
70557RAB6	41,797	37,940	3,857	37,940	20,360	3Q 2009
86358EZU3	10,929	9,287	1,642	9,287	1,747	3Q 2009
939336Q55	687	680	7	680	260	3Q 2009
059494AA2	45,468	44,726	742	44,726	30,478	4Q 2009
05951VAV1	60,026	59,859	167	59,859	34,196	4Q 2009
05948KV63	15,678	15,283	395	15,283	11,397	4Q 2009
126670ZN1	28,832	26,567	2,265	26,567	3,802	4Q 2009
126685DZ6	8,557	6,962	1,595	6,962	5,593	4Q 2009
23245CAF7	304	267	37	267	214	4Q 2009
12667G5G4	28,792	27,581	1,211	27,581	24,737	4Q 2009
02148AAA4	53,080	52,679	401	52,679	32,386	4Q 2009
02148YAJ3	9,305	8,787	518	8,787	6,122	4Q 2009
045427AE1	4,341	3,378	963	3,378	517	4Q 2009
12640PAA3	11,545	10,987	558	10,987	9,882	4Q 2009
225470FJ7	10,116	10,075	41	10,075	7,421	4Q 2009
32027LAG0	147	116	31	116	46	4Q 2009
32028TAF4	198	182	16	182	125	4Q 2009
38011AAC8	2,961	2,627	334	2,627	1,992	4Q 2009
361856EC7	31,354	26,889	4,465	26,889	14,755	4Q 2009
3622MAAF8	233	218	15	218	55	4Q 2009
43710LAF1	96	91	5	91	80	4Q 2009
52524YAA1	46,921	46,677	244	46,677	35,812	4Q 2009
52524MAW9	10,923	10,743	180	10,743	4,023	4Q 2009
576435AT8	467	397	70	397	284	4Q 2009
655374AA4	3,144	2,723	421	2,723	1,573	4Q 2009
68400DAG9	3,535	2,809	726	2,809	180	4Q 2009
761118VY1	30,381	29,354	1,027	29,354	12,445	4Q 2009
86358EZU3	9,243	9,032	211	9,032	222	4Q 2009
225470T94	8,516	7,425	1,091	7,425	5,324	4Q 2009
225470U27	7,991	6,431	1,560	6,431	4,577	4Q 2009
933637AJ9	3,782	3,505	277	3,505	2,574	4Q 2009

**	Impairment amount was recorded as a part of the cumulative effect of adoption of amendments to SSAP No. 91R, which resulted in the cash collateral received from derivative counterparties and the related reinvestment of that cash collateral being reported on the Company’s balance sheet. These impairments were not reflected in the income statement in the current period.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2010 and 2009 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2010
The aggregate amount of unrealized losses	$1,458,666	$46,087
The aggregate related fair value of securities with unrealized losses	5,640,930	1,393,078

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2009
The aggregate amount of unrealized losses	$2,777,510	$116,079
The aggregate related fair value of securities with unrealized losses	7,198,974	1,553,619

Detail of net investment income (loss) is presented below:

	Year Ended December 31
	2010	2009	2008
Income (loss):
Bonds	$2,476,783	$2,581,437	$2,993,763
Preferred stocks	10,296	10,395	118,882
Common stocks	36,266	8,444	46,168
Mortgage loans on real estate	534,467	609,836	690,904
Real estate	20,816	20,748	21,328
Policy loans	50,210	50,065	46,017
Cash, cash equivalents and short-term investments	11,008	38,804	85,494
Derivatives	(147,236)	(134,716)	(9,236)
Other invested assets	50,078	17,276	28,504
Other	14,525	9,242	32,637

Gross investment income	3,057,213	3,211,531	4,054,461
Less investment expenses	138,042	138,374	167,535

Net investment income	$2,919,171	$3,073,157	$3,886,926

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2010	2009	2008
Proceeds	$24,752,873	$17,076,601	$20,354,654

Gross realized gains	1,626,104	365,886	362,690
Gross realized losses	(142,953)	(394,368)	(440,705)

Net realized capital gains (losses)	$1,483,151	$(28,482)	$(78,015)

The Company had gross realized losses for the years ended December 31, 2010, 2009 and 2008 of $192,541, $618,554 and $367,432, respectively, which relate to losses recognized on other-than-temporary declines in the fair values of bonds and preferred stocks.

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2010	2009	2008
Bonds	$1,290,685	$(612,760)	$(324,506)
Preferred stocks	(75)	6,697	(120,940)
Common stocks	2,949	(4,947)	(65,021)
Mortgage loans on real estate	(18,451)	(55,349)	(7,074)
Real estate	(235)	(1,051)	17,781
Cash, cash equivalents and short-term investments	12	80	(13,767)
Derivatives	(160,155)	(437,350)	54,650
Other invested assets	124,712	(8,392)	654,443

	1,239,442	(1,113,072)	195,566
Federal income tax effect	(450,184)	235,951	119,219
Transfer to interest maintenance reserve	(846,096)	176,600	51,433

Net realized capital gains (losses) on investments	$(56,838)	$(700,521)	$366,218

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2010 and 2009, the Company had recorded investments in restructured securities of $46,209 and $90,186, respectively. The capital gains (losses) taken as a direct result of restructures in 2010, 2009 and 2008 were $16,745, $(84,752) and $1,905, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized
	Year Ended December 31
	2010	2009	2008
Bonds	$(53,819)	$16,818	$(226,573)
Preferred stocks	(35)	(46,613)	(22,844)
Common stocks	22,057	36,097	(28,697)
Affiliated entities	70,914	37,287	(7,222)
Mortgage loans on real estate	1,826	(8,024)	—
Cash, cash equivalents and short-term investments	—	284	—
Derivatives	113,051	(410,982)	382,983
Other invested assets	25,289	(211,719)	(900,944)

Change in unrealized capital gains (losses)	$179,283	$(586,852)	$(803,297)

The Company did not issue any new mortgage loans during 2010. During 2010, the Company reduced interest rates on mortgages by 3% for one loan in the amount of $1,986, by 2% for one loan in the amount of $1,269 and by 1% for two loans in the amount of $61,000. Mortgage loans with a carrying amount of $6 were non-income producing for the previous 180 days. Accrued interest of $1, $3 and $346 related to these mortgage loans was excluded from investment income at December 31, 2010, 2009 and 2008, respectively. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2010 there were no taxes, assessments and other amounts advanced not included in the mortgage loan total.

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

During 2009, the Company issued mortgage loans with interest rates of 6.65% for commercial loans and 7.00% for agricultural loans. During 2009, the Company did not reduce interest rates on any outstanding mortgages. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ended December 31, 2009 at the time of origination was 60%. At December 31, 2009, mortgage loans with a carrying value of $11 were non-income producing for the previous 180 days. Taxes, assessments and other amounts advanced not included in the mortgage loan total were $16 for the year ended December 31, 2009.

At December 31, 2010 and 2009, respectively, the Company held $89,765 and $121,760 in impaired loans with related allowance for credit losses of $6,198 and $8,024. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2010 and 2009, respectively. The average recorded investment in impaired loans during 2010 and 2009 was $137,077 and $32,445, respectively.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2010	2009	2008
Balance at beginning of period	$8,024	$11,924	$—
Additions, net charged to operations	16,645	20,940	11,924
Recoveries in amounts previously charged off	(18,471)	(24,840)	—

Balance at end of period	$6,198	$8,024	$11,924

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2010, 2009 and 2008, respectively, the Company recognized $8,500, $1,993 and $1,374 of interest income on impaired loans. Interest income of $8,568, $509 and $1,570, respectively, was recognized on a cash basis for the years ended December 31, 2010, 2009 and 2008.

At December 31, 2010 and 2009, the Company held a mortgage loan loss reserve in the AVR of $77,736 and $123,257, respectively.

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2010	2009		2010	2009
South Atlantic	24%	23%	Office	31%	31%
Pacific	22	22	Apartment	21	21
Middle Atlantic	17	15	Retail	21	20
Mountain	13	15	Industrial	17	19
E. North Central	10	10	Other	5	5
W. North Central	6	5	Agricultural	3	3
W. South Central	4	5	Medical	2	1
E. South Central	2	3
New England	2	2

At December 31, 2010 and 2009, the Company had mortgage loans with a total net admitted asset value of $13,125 and $13,454, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. The Company did not have any mortgage loans which had been restructured in accordance with SSAP No. 36 at December 31, 2008. There were no realized losses during the years ended December 31, 2010, 2009 and 2008 related to such restructurings. There were no commitments to lend additional funds to debtors owing receivables at December 31, 2010, 2009 or 2008.

During 2010, the Company recorded an impairment of $3,276 for its investment in Stonington Capital Appreciation 1994 Fund, L.P., and an impairment of $272 for its investment in Yield Strategies Fund I, L.P. The impairments were taken because the decline in fair value of the funds was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated. These write-downs are included in net realized capital gains (losses) within the statements of operations.

A write down of carrying value is required when an investor’s intent to retain the investment in the issuer has changed at the reporting date and there is not a sufficient period of time to allow for any anticipated recovery in value to occur. At December 31, 2009 and 2008, respectively, the Company recorded an impairment of $15,287 and $42,829 for its investment in Zero Beta Fund, LLC. The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur.

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

During 2009, the Company recorded impairments of $40,688 and $10,030 for its investment in Real Estate Alternatives Portfolio 2, LLC and Real Estate Alternatives Portfolio 3, LLC, respectively. The impairment was taken because the declines in fair value of underlying investments of the fund were deemed to be other-than-temporary.

During 2009, the Company recorded an impairment of $2,120 for its investment in Yucaipa Equity Partners, L.P., an impairment of $2,884 for its investment in BCI Growth IV, L.P., an impairment of $296 for its investment in Allsop Venture Partners III, L.P., an impairment of $1,548 for its investment in B III Capital Partners, L.P., an impairment of $551 for its investment in Cahill, Warnock Strategic Partners Fund, L.P., an impairment of $49 for its investment in CM Equity Partners, L.P., an impairment of $133 for its investment in Conning Insurance Capital Limited Partnership III, an impairment of $706 for its investment in FS Equity Partners III, L.P. and an impairment of $5,133 for its investment in Harbour Group Investments III, L.P. It was determined that the decline was other than temporary because the expected future proceeds is the current reflected fair value on each of the deals.

At December 31, 2010, the Company had ownership interests in sixty-two LIHTC Investments. The remaining years of unexpired tax credits ranged from one to eleven. One property was the subject of a review by the South Dakota Housing Development Authority in which the Company is responding with corrective actions. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2011 to 2019 is $29,934. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2009, the Company had ownership interests in sixty-one LIHTC Investments. The remaining years of unexpired tax credits ranged from one to twelve and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2010 to 2019 is $45,413. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The following table provides the carrying value of state transferable tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2010 and 2009:

		December 31, 2010
Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$5,135	$8,370
Low-Income Housing Tax Credits	MO	1,461	1,642

Total		$6,596	$10,012

		December 31, 2009
Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$4,479	$8,370

Total		$4,479	$8,370

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2011 to 2014.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

On December 31, 2010, the Company sold two real estate related limited liability company interests (Transamerica Pyramid Properties, LLC and Transamerica Realty Properties, LLC) to Monumental Life Insurance Company (MLIC), an affiliate, for a combined sale price of $252,975. The sale price was based predominantly on the valuations of the properties within each of the entities. This transaction resulted in a realized gain of $24,296.

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

The Company invests in capped floating rate commercial mortgage loans and uses interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts.

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. The Company replicates hybrid fixed to floating treasuries by combining a US Treasury cash component with a forward starting swap which, in effect converts a fixed US Treasury into hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. At December 31, 2010 and 2009, the Company had replicated assets with a fair value of $1,422,102 and $475,424 and credit default swaps with a fair value of $29,383 and $1,377, respectively. For the year ended December 31, 2010, the Company did not recognize any capital losses related to replication transactions. For the years ended December 31, 2009 and 2008, respectively, the Company recognized $3,088 and $306 in capital losses related to replication transactions.

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2010, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
3823, SWAP USD0.43/USD0, 023551L@1	12/20/2012	$2,000	$2
3936, SWAP USD0.49/USD0, 031162F@4	6/20/2013	15,000	86
3817, SWAP USD0.6/USD0, 872384A@1	12/20/2012	1,000	4
3815, SWAP USD0.6/USD0, 872384A@1	12/20/2012	3,000	12
3820, SWAP USD0.6/USD0, 872384A@1	12/20/2012	1,000	4
3937, SWAP USD0.85/USD0, 370334F@8	6/20/2013	15,000	219
3938, SWAP USD1.52/USD0, 88732JA@7	6/20/2013	12,000	303
3066, SWAP USD0.41/USD0, 459200F#3	4/15/2041	40,000	285
3818, SWAP USD0.6/USD0, 872384A*3	1/15/2021	1,000	4
3247, SWAP USD0.37/USD0, 12189TA*5	10/15/2014	13,000	33
3249, SWAP USD0.39/USD0, 539830C#4	10/15/2014	17,000	57
3251, SWAP USD0.38/USD0, 666807B#8	10/15/2014	13,000	28
3725, SWAP USD1.261/USD0, 969457E#3	6/15/2019	5,000	(13)
3725, SWAP USD1.261/USD0, 969457E#3	6/15/2019	20,000	(51)
4199, SWAP USD1/USD0, BAE3BZ$01	2/15/2040	20,000	140
4201, SWAP USD1/USD0, 36962G$01	11/15/2018	10,000	(152)
4200, SWAP USD1/USD0, 59156R$01	8/15/2040	10,000	(279)
4203, SWAP USD1/USD0, 38141G$01	5/15/2038	10,000	(93)
4208, SWAP USD1/USD0, 36962G$02	8/15/2040	10,000	(152)
4208, SWAP USD1/USD0, 36962G$02	8/15/2040	10,000	(152)
4233, SWAP USD1/USD0, BAE3BZ$03	5/15/2040	20,000	140
4234, SWAP USD1/USD0, 025816$01	5/15/2040	20,000	215
4235, SWAP USD1/USD0, 36962G$03	5/15/2040	20,000	(304)
4236, SWAP USD1/USD0, 14040E$01	5/15/2040	20,000	186
4237, SWAP USD1/USD0, BAE3BZ$04	5/15/2040	7,500	52
4237, SWAP USD1/USD0, BAE3BZ$04	5/15/2040	12,500	87
4238, SWAP USD1/USD0, 00817Y$01	5/15/2040	7,500	155

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
4238, SWAP USD1/USD0, 00817Y$01	5/15/2040	$12,500	$259
4239, SWAP USD1/USD0, 91324P$01	2/15/2040	20,000	49
4240, SWAP USD1/USD0, BAE3BZ$05	2/15/2040	20,000	140
4241, SWAP USD1/USD0, 14040E$02	2/15/2040	12,500	116
4241, SWAP USD1/USD0, 14040E$02	2/15/2040	7,500	70
4244, SWAP USD1/USD0, BAE3BZ$06	8/15/2040	20,000	140
4248, SWAP USD1/USD0, BAE3BZ$07	5/15/2030	20,000	140
4250, SWAP USD1/USD0, 02209S$01	11/15/2028	20,000	77
4251, SWAP USD1/USD0, 02209S$02	11/15/2039	9,722	37
4251, SWAP USD1/USD0, 02209S$02	11/15/2039	10,278	40
4252, SWAP USD1/USD0, 29273R$01	11/15/2039	10,000	(150)
4253, SWAP USD1/USD0, 460146$01	11/15/2027	20,000	(163)
4254, SWAP USD1/USD0, 59156R$02	2/15/2040	20,000	(558)
4255, SWAP USD1/USD0, 025816$02	11/15/2039	20,000	215
4256, SWAP USD1/USD0, 02209S$03	5/15/2040	20,000	77
4257, SWAP USD1/USD0, 878742$01	2/15/2040	20,000	(96)
4258, SWAP USD1/USD0, 828807$01	11/15/2039	6,667	16
4258, SWAP USD1/USD0, 828807$01	11/15/2039	13,333	32
4267, SWAP USD1/USD0, 29273R$02	11/15/2039	6,667	(100)
4267, SWAP USD1/USD0, 29273R$02	11/15/2039	13,333	(200)
4268, SWAP USD1/USD0, 14040E$03	8/15/2025	20,000	186
4261, SWAP USD1/USD0, 35671D$01	5/15/2030	20,000	(85)
4262, SWAP USD1/USD0, 59156R$03	11/15/2026	20,000	(558)
4263, SWAP USD1/USD0, 149123$01	8/15/2025	20,000	287
4264, SWAP USD1/USD0, 585055$01	11/15/2026	20,000	418
4265, SWAP USD1/USD0, 00817Y$02	8/15/2040	20,000	414
4266, SWAP USD1/USD0, 91324P$02	2/15/2040	3,529	13
4266, SWAP USD1/USD0, 91324P$02	2/15/2040	16,471	62
4269, SWAP USD1/USD0, 549271$01	5/15/2030	20,000	(162)
4270, SWAP USD1/USD0, 097023$01	8/15/2040	20,000	337
4271, SWAP USD1/USD0, 585055$02	2/15/2040	8,889	186
4271, SWAP USD1/USD0, 585055$02	2/15/2040	11,111	232
4272, SWAP USD1/USD0, 670346$01	2/15/2040	20,000	207
4273, SWAP USD1/USD0, 61166W$01	11/15/2039	20,000	443
4278, SWAP USD1/USD0, 38141G$03	5/15/2040	8,095	(89)
4278, SWAP USD1/USD0, 38141G$03	5/15/2040	11,905	(131)

		$898,000	$2,722

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company issues products providing the customer a return based on various global equity market indices. The Company uses global futures contracts and/or options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded to unassigned surplus in the financial statements. The Company did not recognize any income from options contracts for the year ended December 31, 2010. The Company recognized income from options contracts in the amount of $1,534 for the year ended December 31, 2009. The Company did not recognize any income from options contracts for the year ended December 31, 2008.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. When rates are below the Company’s target rate, the Company will sell put options on the forward starting swaps of which they would like to enter into. The option will be considered an income generation transaction. Since the underlying is a derivative, the option will be marked to market with the offset through surplus and the premium received for the written option will be deferred during the option period. If the option is exercised, the premium will adjust the forward starting swap’s acquisition cost. The forward starting swap will be then accounted for as follows. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life. At December 31, 2010, the Company had written options with a fair value of $(462) and average fair value for the year of $(425). The Company had no realized gains or losses for the year ended December 31, 2010 related to these options.

The Company holds some credit default swaps linked to a collateralized debt obligation structure. The Company was put into these swaps as a result of market events on a liquidity facility it had entered and does not intend to enter similar transactions in this current form. Under this transaction the Company receives a fee in exchange for providing credit protection if the underlying CDO structure incurs losses greater than its supporting collateral. The fee will be recorded in investment income. These swaps are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus. At December 31, 2010, the Company had credit default swaps linked to collateralized debt obligations with a fair value of $(4,600) and average fair value for the year of $(4,600).

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings of ‘A’ or better. At December 31, 2010 and 2009, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $822,271 and $656,501, respectively.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2010 and 2009, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $555,186 and $757,479, respectively.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 22 years. The Company hedges the variability in future cash flows from expected future investment purchases due to changes in interest rates through the use of forward starting interest rate swaps. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. At December 31, 2010 and 2009, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2010, the Company has accumulated deferred gains in the amount of $89,357 related to the termination of forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2010 and 2009, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2010	2009
Interest rate and currency swaps:
Receive floating - pay floating	$2,038,837	$2,129,869
Receive fixed - pay floating	12,288,402	10,548,640
Receive floating - pay fixed	4,848,678	5,856,796
Receive fixed - pay fixed	129,098	236,005
Interest rate cap agreements	10,250	1,605,000
Interest rate floor agreements	—	64,000

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains (losses) since they are effectively settled daily through the variation account. The Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $(120,396), $(180,328) and $119,833 for the years ended December 31, 2010, 2009 and 2008, respectively.

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Open futures contracts at December 31, 2010 and 2009, were as follows:

Long/Short	Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2010
		S&P 500
Short	(1,190)	March 2011 Futures	$(366,683)	$(372,767)
		US Ultra Bond
Long	4,950	March 2011 Futures	646,816	629,095

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2009
	S&P 500
1,074	March 2010 Futures	$297,468	$298,223

For the years ended December 31, 2010 and 2009, the Company has recorded $(22,972) and $(73,133), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains and losses during 2010 and 2009 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2010 and 2009, investments with an aggregate carrying value of $44,885,204 and $44,519,346, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities, as required by statute.

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2010	2009	2008
Direct premiums	$10,763,441	$12,709,931	$13,309,443
Reinsurance assumed - non affiliates	1,652,588	1,612,150	1,515,095
Reinsurance assumed - affiliates	427,231	196,638	296,438
Reinsurance ceded - non affiliates	(1,042,739)	(1,130,902)	(1,101,435)
Reinsurance ceded - affiliates	(2,635,402)	(5,287,685)	(6,501,597)

Net premiums earned	$9,165,119	$8,100,132	$7,517,944

The Company received reinsurance recoveries in the amount of $2,580,994, $2,360,201 and $2,166,604 during 2010, 2009 and 2008, respectively. At December 31, 2010 and 2009, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $429,355 and $464,122, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2010 and 2009 of $38,345,117 and $37,294,459, respectively.

The net amount of the reduction in surplus at December 31, 2010 and 2009, if all reinsurance agreements were cancelled, is $18,827 and $28,937, respectively.

At December 31, 2010, the Company did not enter into any new reinsurance agreements in which a reserve credit was taken. At December 31, 2009, the amount of reinsurance credits, whether an asset or a reduction of liability, taken for new agreements or amendments was $3,383,308.

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Effective December 31, 2010, the Company entered into a reinsurance agreement with Western Reserve Life Assurance Co. of Ohio (WRL), an affiliate, to assume on a 100% quota share basis a block of variable universal life business on a modified coinsurance basis. Reserves on the block were $1,013,110, with assets backing the block comprised of $853,669 of separate account assets and $159,441 of general account assets. The Company paid consideration of $193,000, resulting in a pre-tax loss of $193,000 which was included in the statement of operations.

Effective June 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company ceded group annuity policies to Transamerica Financial Life Insurance Company (TFLIC), an affiliate. Reserves of $68,683 were ceded and assets in the amount of $92,931 were transferred. This transaction resulted in a net pre-tax loss to the Company of $24,248, which has been reflected in the statement of operations, as this transaction was deemed economic.

Effective April 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company assumed term life policies from TFLIC. Life and claim reserves of $38,023 and $7,558, respectively, and other assets of $5,538 were assumed by the Company. The Company received consideration of $5,106. This transaction resulted in a net pre-tax loss to the Company of $34,936, which has been reclassified to the balance sheet and presented as goodwill, as this transaction was deemed economic. The goodwill will be amortized into operations over the period in which the Company benefits economically, not to exceed 10 years. Amortization of goodwill for the year was $899.

Effective December 31, 2008, the Company ceded certain term life business to Transamerica Pacific Life Insurance Company (TPIC, formally known as CGC Life Insurance Company (CGC)), an affiliate, on a funds withheld basis. Life and claim reserves of $505,004 and $6,874, respectively were released and the Company established other reserves of $28,680. The net pre-tax gain of $483,198 ($314,079 net of tax) resulting from this transaction was credited directly to unassigned surplus. During the first quarter of 2010 and during 2009, the Company amortized $10,721 and $17,577, respectively, on a pre-tax basis ($6,969 and $11,425, respectively, after-tax) of this gain back into earnings. Effective April 1, 2010, the Company recaptured these term life insurance policies from TPIC. Life and claim reserves of $484,646 and $3,108, respectively, were assumed along with other net assets of $24,933, resulting in a pre-tax loss of $462,821 which was recognized in the statement of operations. With the recapture of this business, the previously deferred gain associated with the original July 1, 2009 cession to TPIC was released into the statement of operations in the amount of $454,900 ($295,685 after-tax).

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Subsequent to the recapture and also effective April 1, 2010, the Company entered into an indemnity reinsurance agreement to cede the same block of term life insurance policies to MLIC, an affiliate, on a coinsurance basis. The Company released life and claim reserves of $484,646 and $3,108, respectively, and other net assets of $24,933, resulting in a net pre-tax gain of $462,821 ($300,833 net of tax), which was deferred directly into unassigned surplus. During 2010, the Company has amortized $11,200 of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective January 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company assumed term life policies from TFLIC. Life and claim reserves of $18,822 and $446, respectively, were assumed, and the Company received consideration of $791. This transaction resulted in a net pre-tax loss to the Company of $18,477, which has been reclassified to the balance sheet and presented as goodwill, as this transaction was deemed economic. The goodwill will be amortized into operations over the period in which the Company benefits economically, not to exceed 10 years. Amortization of the goodwill for the year was $1,752.

Effective January 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company ceded accident and health policies to TFLIC. Claim reserves of $2,357 and other liabilities of $9,761 were ceded by the Company, with $12,118 consideration paid, having no impact on the Company’s net income.

Effective July 1, 2009, and concurrent with the merger of CGC into TPIC, the Company recaptured universal life business secondary guarantee reserves previously ceded to CGC, an affiliate. As a result, a pre-tax loss of $129,005 was included in the statement of operations. The remaining unamortized gain on a pre-tax basis that resulted from the initial ceding transaction to CGC that had been credited directly to unassigned surplus was released into earnings in the amount of $82,288.

Subsequently, effective July 1, 2009, the Company ceded the same block of universal life business plus additional universal life policies (2009 new issues) to TPIC under a coinsurance agreement. The pre-tax gain of $184,918 resulting from this transaction was credited directly to unassigned surplus.

Also effective July 1, 2009, the Company ceded certain term life business to TPIC on a coinsurance basis. The net pre-tax gain of approximately $36,489 resulting from this transaction was credited directly to unassigned surplus.

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Also effective July 1, 2009, the Company amended a reinsurance agreement with TPIC to change a term agreement from a coinsurance funds withheld treaty to a straight coinsurance treaty. Assets of $58,394 were transferred to TPIC, and the Company released the funds withheld liability of a like amount. There was no earnings impact of this treaty amendment.

The Company entered into an indemnity reinsurance agreement with MLIC, an affiliate, effective July 1, 2009 in which the Company agreed to cede on a coinsurance basis fixed deferred annuities issued under selected plans. The initial consideration paid was $3,474,331, the initial ceding allowance received was $13,677 and reserves ceded were $3,474,331. In addition, an interest maintenance reserve of $15,469 was transferred to MLIC, resulting in a pre-tax gain of $29,146 on the transaction, which was credited directly to unassigned surplus. During 2010 and 2009, the Company amortized $3,765 and $1,895, respectively, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective June 30, 2009, the Company entered into an indemnity reinsurance agreement with Global Preferred Re Limited, an affiliate, to cede on a 90% quota share basis the net liabilities associated with certain of the Company’s deferred fixed annuity products issued on or after April 1, 2009 on a coinsurance funds withheld basis.

Effective January 1, 2009, the Company terminated and recaptured a block of US credit life and credit disability business that had been reinsured from LIICA, which merged into the Company effective October 2, 2008, to an affiliate, Canadian Premier Life insurance Company (CPLIC). The Company paid CPLIC a recapture fee of $2,564. In addition, the unamortized pre-tax gain held by the Company in unassigned surplus resulting from the original insurance transaction was released into income in the amount of $2,910 ($1,892 on a net of tax basis).

Effective December 31, 2008, the Company recaptured term life business previously ceded to Transamerica International Re (Ireland) Ltd. (TIRI), and Transamerica International Re (Bermuda) Ltd (TIRe) both affiliates. The Company received recapture consideration of $120,476, recorded net assets of $33,804, and recaptured reserves of $856,239 and $53,085 for life and claim reserves, with respect to the recapture from TIRI. The Company received recapture consideration of $25,563, recorded net assets of $5,088, and recaptured reserves of $167,004 and $4,821 for life and claim reserves, with respect to the recapture from TIRe. The Company incurred a statutory loss on the recapture from TIRI in the amount of $755,044 and a statutory loss on the recapture from TIRe in the amount of $141,174. As a result, a pre-tax loss of $896,218 was included in the statement of operations.

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Subsequently, effective December 31, 2008, the Company ceded term life business to CGC. The Company paid initial consideration of $146,039, released life and claim reserves of $1,023,243 and $57,906 respectively, and established other net liabilities of $38,892. The net pre-tax gain of $896,218 resulting from this transaction was credited directly to unassigned surplus. During 2010, the Company amortized $34,739 ($22,580 after-tax) into earnings with a corresponding charge to unassigned surplus.

The Company has entered into an indemnity reinsurance agreement effective December 31, 2008, with TIRe to cede on a 100% quota share basis the net liabilities associated with certain of the Company’s variable annuity products on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $872,822 and ceded premium of a like amount, paid consideration of $223,608 and established a funds withheld liability of $1,096,431. The pre-tax loss of $223,608 ($145,345 on a net of tax basis) is included in the statement of operations. The Company ceded general account and separate account reserves on a modified coinsurance basis of $284,780 and $7,248,603, respectively. An initial reinsurance premium equal to the reserves ceded was recorded, resulting in no gain or loss on the modified coinsurance portion on this transaction.

Effective October 1, 2008 the Company recaptured various guaranteed minimum death benefit (GMDB) riders included in certain of its variable annuity contracts that were previously ceded to TIRe under a 2001 reinsurance agreement. The Company released a funds withheld liability of $40,133 associated with this business and received recapture consideration of $45,038. Reserves recaptured included $100,672 of GMDB reserves and $15,099 of claim reserves. The resulting pre-tax loss of $30,600 was included in the statement of operations. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $16,521 ($10,739 net of tax). Prior to this transaction, the Company had amortized $3,812 on a pre-tax basis ($2,478 on a net of tax basis) into earnings for 2008, with a corresponding charge to unassigned surplus.

Effective December 31, 2008, the Company recaptured term life business previously ceded to TIRI on a funds withheld basis under a 2001 reinsurance agreement. The Company released the funds withheld liability of $38,603, recorded net assets of $5,036 and recaptured reserves of $288,498 and $7,065 for life and claim reserves, respectively. As a result, a pre-tax loss of $251,924 was included in the statement of operations. The gain that resulted from the initial ceding transaction to TIRI that had been credited directly to unassigned surplus was released into earnings in the amount of $221.

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Subsequently, effective December 31, 2008, the Company ceded term life business on a funds withheld basis to CGC. Life and claim reserves of $288,498 and $7,065, respectively, were released and the Company established a funds withheld liability of $38,603 and established other net liabilities of $5,036. The net pre-tax gain of $251,924 resulting from this transaction was credited directly to unassigned surplus. During 2009, the Company amortized $11,425 into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Also effective December 31, 2008, the Company ceded certain term life business to CGC on a funds withheld basis. Life and claim reserves of $587,293 and $6,874, respectively, were released and the Company established other reserves of $28,680. The net pre-tax gain of $565,487 resulting from this transaction was credited directly to unassigned surplus.

The Company entered into an assumption reinsurance agreement with MLIC effective September 30, 2008. The Company was the issuer of a series of corporate-owned life insurance policies issued to LIICA. The assumption reinsurance transaction resulted in the Company novating all liabilities arising under these policies to MLIC. The Company ceded reserves of $138,025 and paid consideration of $125,828. The Company recorded a liability of $12,197 within the remittances line related to this transaction. The Company amortized $1,019 and $1,201 of the liability in 2010 and 2009, respectively.

The Company entered into a stop loss reinsurance agreement with Transamerica Life International (Bermuda) Ltd. (TLIB), an affiliate, to cede an in force block of universal life business effective July 1, 2008. Reinsurance premiums paid of $70,728 were offset by a comparable amount of ceded reserves. Several other accounts were impacted by lesser amounts resulting in a pre-tax loss of $15. The net of tax loss of $10 was included in the statement of operations.

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The Company entered into an assumption reinsurance agreement with CPLIC, effective July 1, 2008. This transaction resulted in CPLIC assuming all in force policies and certificates from the Canadian branch of the Company, along with all of the assets and liabilities related to these policies and all capital supporting this business. Subsequent to this assumption reinsurance transaction, the Company withdrew its license in Canada and therefore considered this transaction an economic transaction. The Company received a ceding commission of $11,460, which resulted in a pre-tax gain. Below is a summary of the net policyholder liabilities and assets transferred effective July 1, 2008:

Invested assets/cash transferred	$(52,859)
Ceded reserves	64,882
Due premiums	(2,920)
Due comp liability	1,007
Retro accruals	1,350

Pre-tax net income impact	$11,460

The Company entered into an indemnity reinsurance agreement with a nonaffiliated company effective May 1, 2008 in which the Company agreed to cede certain single premium deferred annuities on a coinsurance basis. The initial consideration paid was $446,522, the initial ceding allowance received was $18,263, and reserves ceded were $446,522, resulting in a pre-tax gain of $18,263. The net of tax gain of $11,871 was credited directly to unassigned surplus. The Company amortized $1,406, $2,466 and $1,410 on a net of tax basis into earnings during 2010, 2009 and 2008, respectively, with a corresponding charge to unassigned surplus.

The Company entered into a stop loss reinsurance agreement with TLIB to cede an in force block of universal life business effective January 1, 2008. Reinsurance premiums paid of $3,267,950 were offset by a comparable amount of ceded reserves. Several other accounts were impacted by lesser amounts resulting in a pre-tax loss of $603. The net of tax loss of $392 was included in the statement of operations.

During 2010, 2009 and 2008, the Company amortized deferred gains from reinsurance transactions occurring prior to 2008 of $23,577, $20,240 and $109,704, respectively, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

TLB acquired the direct liability to the policyholder through a court order from the Hong Kong Special Administrative Region Court, effective December 31, 2006, for most of the business issued from TOLIC’s branch in Hong Kong. TLB also acquired the direct liability to the policyholder through a court order from the High Court of the Republic of Singapore, effective December 31, 2006 for all business issued from TOLIC’s branch in Singapore. The novation of the contracts was approved by the Iowa Insurance Department and all policyholder liabilities were transferred to TLB. All balances assumed by TLB were reflected as direct adjustments to the balance sheet. As the transfer occurred between affiliated companies no gain or loss was recognized, and the difference between the assets transferred and the statutory liabilities assumed in the amount of $78,993 was recorded as goodwill and will be amortized into operations over the life of the business, not to exceed ten years. Goodwill in the amount of $8,335, $8,642 and $8,954 was amortized during 2010, 2009 and 2008, respectively, related to this transaction. TLB is valued on a U.S. statutory basis and includes a deferred gain liability of a similar amount to the goodwill reflected in the financials of the Company.

During 2001, TOLIC novated certain traditional life insurance contracts to TFLIC, an affiliate of the Company, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by TFLIC will be passed through to the Company as an experience rated refund. TOLIC recorded a deferred liability of $14,334 as a result of this transaction, which has been fully amortized at December 31, 2010. The accretion of the deferred liability was $1,433 for 2010, 2009 and 2008.

The Company reports a reinsurance deposit receivable of $146,715 and $137,437 as of December 31, 2010 and 2009, respectively. In 1996, TOLIC entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, TOLIC ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2010, 2009 and 2008, the Company obtained letters of credit of $804,032, $727,996 and $716,918, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes

The net deferred income tax asset at December 31, 2010 and 2009 and the change from the prior year are comprised of the following components:

	December 31, 2010
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,092,703	$450,875	$1,543,578
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,092,703	450,875	1,543,578
Deferred Tax Liabilities	340,498	153,083	493,581

Subtotal (Net Deferred Tax Assets)	752,205	297,792	1,049,997
Deferred Tax Assets Nonadmitted	257,589	—	257,589

Net Admitted Deferred Tax Assets	$494,616	$297,792	$792,408

		December 31, 2009
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,162,628	$636,817	$1,799,445
Statutory Valuation Allowance Adjustment	—	(81,188)	(81,188)

Adjusted Gross Deferred Tax Assets	1,162,628	555,629	1,718,257
Deferred Tax Liabilities	184,653	339,404	524,057

Subtotal (Net Deferred Tax Assets)	977,975	216,225	1,194,200
Deferred Tax Assets Nonadmitted	535,652	8,992	544,644

Net Admitted Deferred Tax Assets	$442,323	$207,233	$649,556

	Ordinary	Change Capital	Total
Gross Deferred Tax Assets	$(69,925)	$(185,942)	$(255,867)
Statutory Valuation Allowance Adjustment	—	81,188	81,188

Adjusted Gross Deferred Tax Assets	(69,925)	(104,754)	(174,679)
Deferred Tax Liabilities	155,845	(186,321)	(30,476)

Subtotal (Net Deferred Tax Assets)	(225,770)	81,567	(144,203)
Deferred Tax Assets Nonadmitted	(278,063)	(8,992)	(287,055)

Net Admitted Deferred Tax Assets	$52,293	$90,559	$142,852

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2010	2009	Change
Ordinary
Discounting of unpaid losses	$2,515	$—	$2,515
Policyholder reserves	300,047	286,552	13,495
Investments	71,214	30,231	40,983
Deferred acquisition costs	578,542	590,614	(12,072)
Compensation and benefits accrual	28,548	31,513	(2,965)
Receivables - nonadmitted	26,307	30,149	(3,842)
Tax credit carry-forward	—	112,480	(112,480)
Corporate Provision	44,634	25,163	19,471
Other (including items <5% of ordinary tax assets)	40,896	55,926	(15,030)

Subtotal	1,092,703	1,162,628	(69,925)

Statutory valuation allowance adjustment	—	—	—
Nonadmitted	257,589	535,651	(278,062)

Admitted ordinary deferred tax assets	835,114	626,977	208,137

Capital:
Investments	450,875	636,816	(185,941)
Other (including items <5% of total capital tax assets)	—	—	—

Subtotal	450,875	636,816	(185,941)

Statutory valuation allowance adjustment	—	81,188	(81,188)
Nonadmitted	—	8,992	(8,992)

Admitted capital deferred tax assets	450,875	546,636	(95,761)

Admitted deferred tax assets	$1,285,989	$1,173,613	$112,376

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

	Year Ended December 31
	2010	2009	Change
Deferred Tax Liabilities:
Ordinary
Investments	$118,738	$126,913	$(8,175)
§807(f) adjustment	71,810	46,221	25,589
Separate account adjustments	—	—	—
Other (including items <5% of total ordinary tax liabilities)	10,171	11,519	(1,348)

Subtotal	200,719	184,653	16,066
Capital
Investments	278,967	339,404	(60,437)
Separate account adjustments	—	—	—
Other (including items <5% of total capital tax liabilities)	13,895	—	13,895

Subtotal	292,862	339,404	(46,542)

Deferred tax liabilities	493,581	524,057	(30,476)

Net deferred tax assets/liabilities	$792,408	$649,556	$142,852

The Company did not report a valuation allowance for deferred income taxes as of December 31, 2010. The valuation allowance for deferred tax assets as of December 31, 2009 was $81,188. The valuation allowance is primarily related to deferred tax assets of a capital character that in the judgment of management, are not more likely than not to be realized.

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

As discussed in Note 1, the Company has elected to admit deferred tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2010 and 2009 reporting periods. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

	December 31, 2010
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 10R, Paragraphs 10.a., 10.b.,and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$140,068	$95,031	$235,099
SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below)	—	2,386	2,386
SSAP No. 10R, Paragraph 10.b.i.	—	2,386	2,386
SSAP No. 10R, Paragraph 10.b.ii.	—	457,414	457,414
SSAP No. 10R, Paragraph 10.c.	200,719	292,862	493,581

Total	$340,787	$390,279	$731,066

Admission Calculation Components SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$52,010	$196,472	$248,482
SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	442,606	101,320	543,926
SSAP No. 10R, Paragraph 10.e.ii.a.	442,606	101,320	543,926
SSAP No. 10R, Paragraph 10.e.ii.b.	558,314	127,807	686,121
SSAP No. 10R, Paragraph 10.e.iii.	340,498	153,083	493,581

Total	$835,114	$450,875	$1,285,989

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

	December 31, 2009
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 10R, Paragraphs 10.a., 10.b.,and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$70,812	$6,281	$77,093
SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below)	166,410	110,793	277,203
SSAP No. 10R, Paragraph 10.b.i.	166,410	110,793	277,203
SSAP No. 10R, Paragraph 10.b.ii.	229,106	152,536	381,642
SSAP No. 10R, Paragraph 10.c.	184,653	339,404	524,057

Total	$421,875	$456,478	$878,353

Admission Calculation Components SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$70,812	$6,281	$77,093
SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	371,512	200,951	572,463
SSAP No. 10R, Paragraph 10.e.ii.a.	371,512	200,951	572,463
SSAP No. 10R, Paragraph 10.e.ii.b.	371,512	200,951	572,463
SSAP No. 10R, Paragraph 10.e.iii.	184,653	339,404	524,057

Total	$626,977	$546,636	$1,173,613

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

	Ordinary	Change Capital	Total
Admission Calculation Components SSAP No. 10R, Paragraphs 10.a., 10.b.,and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$69,256	$88,750	$158,006
SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below)	(166,410)	(108,407)	(274,817)
SSAP No. 10R, Paragraph 10.b.i.	(166,410)	(108,407)	(274,817)
SSAP No. 10R, Paragraph 10.b.ii.	(229,106)	304,878	75,772
SSAP No. 10R, Paragraph 10.c.	16,066	(46,542)	(30,476)

Total	$(81,088)	$(66,199)	$(147,287)

Admission Calculation Components SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$(18,802)	$190,191	$171,389
SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	71,094	(99,631)	(28,537)
SSAP No. 10R, Paragraph 10.e.ii.a.	71,094	(99,631)	(28,537)
SSAP No. 10R, Paragraph 10.e.ii.b.	186,802	(73,144)	113,658
SSAP No. 10R, Paragraph 10.e.iii.	155,845	(186,321)	(30,476)

Total	$208,137	$(95,761)	$112,376

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year
•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year
•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs
•	10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b., and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.
•	10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years
•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years
•	10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

Total increased admitted adjusted gross DTA’s as the result of the application of paragraph 10.e. SSAP No. 10R:

	December 31, 2010
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$494,327	$60,596	$554,923

	December 31, 2009
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$205,102	$90,158	$295,260

	Ordinary	Change Capital	Total
Total increased admitted deferred tax asset	$289,225	$(29,562)	$259,663

Used in SSAP No. 10R, paragraph 10.d.:

	December 31, 2010
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	4,667,170
Authorized Control Level	XXX	XXX	636,411

	December 31, 2009
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	5,600,252
Authorized Control Level	XXX	XXX	678,529

	Ordinary	Change Capital	Total
Total Adjusted Capital	XXX	XXX	(933,082)
Authorized Control Level	XXX	XXX	(42,118)

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

	December 31, 2010
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$340,787	$390,279	$731,066
Admitted Assets	XXX	XXX	106,331,752
Adjusted Statutory Surplus*	XXX	XXX	3,743,200
Total Adjusted Capital from DTAs	XXX	XXX	4,667,170

Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$494,327	$60,596	$554,923
Admitted Assets	494,327	60,596	554,923
Statutory Surplus	494,327	60,596	554,923

	December 31, 2009
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$421,875	$456,478	$878,353
Admitted Assets	XXX	XXX	101,159,928
Adjusted Statutory Surplus*	XXX	XXX	4,731,565
Total Adjusted Capital from DTAs	XXX	XXX	5,600,252

Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$205,102	$90,158	$295,260
Admitted Assets	205,102	90,158	295,260
Statutory Surplus	205,102	90,158	295,260

	Ordinary	Change Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$(81,088)	$(66,199)	$(147,287)
Admitted Assets	XXX	XXX	5,171,824
Adjusted Statutory Surplus*	XXX	XXX	(988,365)
Total Adjusted Capital from DTAs	XXX	XXX	(933,082)

Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$289,225	$(29,562)	$259,663
Admitted Assets	289,225	(29,562)	259,663
Statutory Surplus	289,225	(29,562)	259,663

*	As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

•	XXX denotes breakout between ordinary and capital is not applicable to this information.

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

The impact of tax planning strategies at December 31, 2010 was as follows:

	December 31, 2010
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs
(% of Total Adjusted Gross DTAs)	7%	7%	14%

Net Admitted Adjusted Gross DTAs
(% of Total Net Admitted Adjusted Gross DTAs)	14%	13%	27%

Current year income taxes incurred consist of the following major components:

	Year Ended December 31
	2010	2009	Change
Current Income Tax

Federal	$(268,109)	$(104,925)	$(163,184)
Foreign	(2,119)	(17)	(2,102)

Subtotal	(270,228)	(104,942)	(165,286)

Federal income tax on net capital gains	450,184	(235,951)	686,135
Utilization of capital loss carry-forwards	—	—	—
Other	—	—	—

Federal and foreign income taxes incurred	$179,956	$(340,893)	$520,849

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2010	2009	2008
Current income taxes incurred	$179,956	$(340,893)	$(151,595)
Change in deferred income taxes (without tax on unrealized gains and losses)	126,689	251,128	208,565

Total income tax reported	$306,645	$(89,765)	$56,970

Income before taxes	$1,443,732	$(523,918)	$(824,446)
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$505,306	$(183,371)	$(288,556)

Increase (decrease) in actual tax reported resulting from:

Dividends received deduction	(27,413)	(23,617)	(19,749)
Tax credits	(57,815)	(61,814)	(82,095)
Tax-exempt income	(90)	(605)	(681)
Tax adjustment for IMR	(1,513)	(1,213)	(10,260)
Surplus adjustment for in-force ceded	(22,522)	25,009	336,881
Nondeductible expenses	3,213	3,626	2,717
Deferred tax benefit on other items in surplus	35,989	14,424	134,480
Provision to return	(5,730)	(25,350)	(2,188)
Life-owned life insurance	(3,741)	(4,051)	(3,955)
Dividends from certain foreign corporations	374	448	805
Statutory valuation allowance	(81,188)	81,188	—
Prior period adjustment	(57,775)	68,049	5,799
Intercompany dividends	(11,620)	(256)	—
Pretax income of Single Member Limited Liability Companies (SMLLC’s)	32,281	16,027	—
Partnership permanent adjustment	2,402	2,526	—
Other	(3,513)	(785)	(16,228)

Total income tax reported	$306,645	$(89,765)	$56,970

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2010.

As of December 31, 2010, the Company has no tax credit carryforwards. The Company had tax credit carryforwards at December 31, 2009 of $112,480. As of December 31, 2010 and 2009, the Company had no operating loss or capital loss carryforwards available for tax purposes.

The Company incurred income taxes of $248,482 and $146 during 2010 and 2008, respectively, which will be available for recoupment in the event of future net losses. The Company did not incur income taxes during 2009 which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2010 and 2009 is $44,265 and $73,038, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $44,265. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes for the years ending December 31, 2010, 2009 and 2008 is $12,048, $5,088 and $4,111, respectively. The total interest payable balance as of December 31, 2010 and 2009 is $9,830 and $21,878, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for the years 2007 and 2008.

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.06% and 0.07% of ordinary life insurance in force at December 31, 2010 and 2009, respectively.

For the years ended December 31, 2010, 2009 and 2008, premiums for life participating policies were $18,274, $21,721 and $18,433, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $10,074, $11,010 and $12,165 to policyholders during 2010, 2009 and 2008, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2010		December 31 2009
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal
With fair value adjustment	$2,074,251	3%	$2,362,527	3%
At book value less surrender charge of 5% or more	11,051,155	15	12,077,452	17
At fair value	30,171,132	41	24,823,739	35

Total with adjustment or at fair value	43,296,538	59	39,263,718	55
At book value without adjustment (with minimal or no charges or adjustments)	13,913,541	19	13,767,281	19
Not subject to discretionary withdrawal	16,081,041	22	18,345,290	26

Total annuity reserves and deposit fund liabilities - before reinsurance	73,291,120	100%	71,376,289	100%

Less reinsurance ceded	18,062,445		18,657,485

Net annuity reserves and deposit fund liabilities	$55,228,675		$52,718,804

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

Included in the liability for deposit-type contracts at December 31, 2010 and 2009 are $413,274 and $468,917, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders.

At December 31, 2010, the contractual maturities were as follows:

Year	Amount
2011	$125,606
2012	54,233
2013	—
2014	233,434
2015	—
Thereafter	—

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from MLIC. The liabilities assumed are $1,896,737 and $2,702,888 at December 31, 2010 and 2009, respectively.

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2010, 2009 and 2008 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2010	$—	$14,373	$12,735	$6,368,599	$6,395,707

Reserves for separate accounts as of December 31, 2010 with assets at:
Fair value	$—	$18,416	$45,818	$35,632,948	$35,697,182
Amortized cost	—	589,789	—	—	589,789

Total as of December 31, 2010	$—	$608,205	$45,818	$35,632,948	$36,286,971

Reserves for separate accounts by withdrawal characteristics as of December 31, 2010:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$80,801	$—	$—	$80,801
At fair value	—	—	—	35,595,332	35,595,332
At book value without fair value adjustment and with current surrender charge of less than 5%	—	508,989	—	—	508,989

Subtotal	—	589,790	—	35,595,332	36,185,122
Not subject to discretionary withdrawal	—	18,415	45,818	37,616	101,849

Total separate account liabilities at December 31, 2010	$—	$608,205	$45,818	$35,632,948	$36,286,971

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$—	$25,111	$11,535	$4,277,875	$4,314,521

Reserves for separate accounts as of December 31, 2009 with assets at:
Fair value	$—	$23,701	$43,846	$30,630,714	$30,698,261
Amortized cost	—	564,835	—	—	564,835

Total as of December 31, 2009	$—	$588,536	$43,846	$30,630,714	$31,263,096

Reserves for separate accounts by withdrawal characteristics as of December 31, 2009:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$76,570	$—	$—	$76,570
At fair value	—	—	—	30,630,714	30,630,714
At book value without fair value adjustment and with current surrender charge of less than 5%	—	488,265	—	—	488,265

Subtotal	—	564,835	—	30,630,714	31,195,549
Not subject to discretionary withdrawal	—	23,701	43,846	—	67,547

Total separate account liabilities at December 31, 2009	$—	$588,536	$43,846	$30,630,714	$31,263,096

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$—	$63,549	$36,534	$4,145,459	$4,245,542

Reserves for separate accounts as of December 31, 2008 with assets at:
Fair value	$—	$32,841	$351,543	$23,812,058	$24,196,442
Amortized cost	—	548,144	—	—	548,144

Total as of December 31, 2008	$—	$580,985	$351,543	$23,812,058	$24,744,586

Reserves for separate accounts by withdrawal characteristics as of December 31, 2008:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$61,733	$—	$—	$61,733
At fair value	—	—	—	23,812,058	23,812,058
At book value without fair value adjustment and with current surrender charge of less than 5%	—	486,411	—	—	486,411

Subtotal	—	548,144	—	23,812,058	24,360,202
Not subject to discretionary withdrawal	—	32,841	351,543	—	384,384

Total separate account liabilities at December 31, 2008	$—	$580,985	$351,543	$23,812,058	$24,744,586

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2010	2009	2008
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$6,369,429	$4,414,472	$4,199,455
Transfers from separate accounts	(4,622,672)	(2,297,193)	(3,658,761)

Net transfers to separate accounts	1,746,757	2,117,279	540,694
Miscellaneous reconciling adjustments	(82,626)	(270)	(11,259)

Net transfers as reported in the statement of operations of the life, accident and health annual statement	$1,664,131	$2,117,009	$529,435

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2010 and 2009, the Company’s separate account statement included legally insulated assets of $38,370,952 and $33,205,532, respectively. The assets legally insulated from general account claims at December 31, 2010 are attributed to the following products:

Product	Legally Insulated Assets
Group annuities	$12,233,633
Variable annuities	18,848,339
Fixed universal life	555,267
Variable universal life	6,472,224
Variable life	173,383
Modified separate accounts	88,106

Total separate account assets	$38,370,952

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2010, the general account of the Company had a maximum guarantee for separate account liabilities of $1,954,169. To compensate the general account for the risk taken, the separate account paid risk charges of $107,662 to the general account in 2010. As of December 31, 2010, the general account of the Company had paid $76,405 toward separate account guarantees.

The Company reported guaranteed separate account assets at amortized cost in the amount of $68,840 based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $71,653 at December 31, 2010, which would have resulted in an unrealized gain of $2,813 had these assets been reported at fair value.

The Company reported additional separate account assets at amortized cost in the amount of $505,926 due to a practice prescribed by the State of Iowa, as discussed in Note 2. These assets had a fair value of $528,910 at December 31, 2010, which would have resulted in an unrealized gain of $22,984 had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The Aggregate Reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA). The Company reported an increase in reserves and a decrease in net income of $17,571 at December 31, 2009, related to the adoption of AG 43 and changes in the underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

101

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

At December 31, 2010 and 2009, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2010
Minimum guaranteed death benefit	$9,490,182	$1,177,396	$864,478
Minimum guaranteed income benefit	5,577,295	849,211	800,705
Guaranteed premium accumulation fund	136,292	10,717	—
Minimum guaranteed withdrawal benefit	9,433,267	960	960

December 31, 2009
Minimum guaranteed death benefit	$9,406,064	$1,253,807	$918,570
Minimum guaranteed income benefit	5,504,688	892,435	830,185
Guaranteed premium accumulation fund	63,644	8,388	—
Minimum guaranteed withdrawal benefit	6,431,653	56,028	40,560

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2010 and 2009, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2010
Life and annuity:
Ordinary first-year business	$14,252	$479	$13,773
Ordinary renewal business	482,857	7,405	475,452
Group life direct business	9,163	2,132	7,031
Credit life business	(8,524)	—	(8,524)
Reinsurance ceded	(288,150)	—	(288,150)

	209,598	10,016	199,582
Accident and health	24,304	—	24,304

	$233,902	$10,016	$223,886

102

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2009
Life and annuity:
Ordinary first-year business	$12,260	$325	$11,935
Ordinary renewal business	528,884	12,610	516,274
Group life direct business	15,896	2,309	13,587
Credit life business	(12,865)	—	(12,865)
Reinsurance ceded	(264,249)	—	(264,249)

	279,926	15,244	264,682
Accident and health	15,520	—	15,520

	$295,446	$15,244	$280,202

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. At December 31, 2010 and 2009, the Company had insurance in force aggregating $465,525,557 and $361,829,973, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $907,228 and $675,762 to cover these deficiencies at December 31, 2010 and 2009, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2011, without the prior approval of insurance regulatory authorities, is $474,517.

103

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus (continued)

Prior to merging into the Company during 2009, IFLIC was partially owned by unaffiliated participating common shareholders. At December 31, 2008, IFLIC had 3,000 participating common shares authorized and 1,500 shares issued and outstanding. Participating shareholders’ surplus is segregated from unassigned surplus on the balance sheet to disclose the surplus required by mandatory participating voting common stock redemption provisions of the Company bylaws. At December 31, 2008, IFLIC had Participating shareholders’ surplus of $378. Participating common shareholders were redeemed for cash consideration of $421 during 2009 prior to the merger of IFLIC into the Company, resulting in a reduction of common stock and additional paid-in capital of $2 each and a reduction of unassigned surplus of $417.

On December 30, 2009, the Company received a capital contribution of $500,000 from its parent company.

The Company paid a common stock dividend of $1,260,830 to its common stock shareholder, TIHI on December 23, 2010. The Company paid preferred stock dividends of $36,260 and $102,910 to its preferred stock shareholders, AEGON and Transamerica, respectively, on December 23, 2010.

The Company paid a dividend to its parent company of $10,031 in the form of 1,000 shares of stock of TPIC on June 25, 2009.

On December 31, 2008, the Company received a contribution of $9,300 from its parent company in the form of 1,000 shares of TPIC. Prior to the merger of LIICA into the Company, LIICA received a capital contribution from its parent, AEGON of $408,438 on June 2, 2008. On June 3, 2008, LIICA repurchased 504,033 of its Series A preferred shares for $392,000 from AEGON. Net impact to gross paid-in and contributed surplus for the Company was $16,438. The Company received a capital contribution of $481,500 from its parent company, TIHI, on December 30, 2008.

The Company paid a common stock dividend of $268,580 to its common stock shareholder, TIHI, on December 29, 2008.

The Company paid preferred stock dividends of $18,750 and $12,670 to its preferred stock shareholders, AEGON and Transamerica, respectively, on December 29, 2008. Prior to its merger with the Company, in conjunction with the redemption of its 504,033 shares of its Series A preferred stock, LIICA paid a dividend of $16,438 to its preferred stock shareholder, AEGON, on June 3, 2008.

104

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus (continued)

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2010, the Company meets the minimum RBC requirements.

On September 30, 2002, LIICA received $150,000 from AEGON in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

Additional information related to the outstanding surplus notes at December 31, 2010 and 2009 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2010	$150,000	$9,000	$72,000	$2,250
2009	150,000	6,750	63,000	2,250

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

105

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

10. Securities Lending (continued)

At December 31, 2010 and 2009, respectively, securities in the amount of $3,841,442 and $827,408 were on loan under securities lending agreements as a part of this program. At December 31, 2010, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $3,954,149 and $836,069 at December 31, 2010 and 2009, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$3,956,579
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	3,956,579

Securities received	—

Total collateral received	$3,956,579

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$281,436	$281,436
30 days or less	2,534,617	2,534,617
31 to 60 days	728,905	728,905
61 to 90 days	267,667	267,667
91 to 120 days	22,448	22,217
121 to 180 days	40,525	40,450
181 to 365 days	21,038	21,064
1 to 2 years	15,915	15,552
Greater than 3 years	44,329	42,241

Total	3,956,880	3,954,149

Securities received	—	—

Total collateral reinvested	$3,956,880	$3,954,149

106

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

10. Securities Lending (continued)

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $3,957,791 (fair value of $3,954,149) that are currently tradable securities that could be sold and used to pay for the $3,956,579 in collateral calls that could come due under a worst-case scenario.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $18,324, $17,949 and $16,434 for the years ended December 31, 2010, 2009 and 2008, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $10,390, $9,654 and $9,795, for the years ended December 31, 2010, 2009 and 2008, respectively.

107

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2010, 2009 and 2008 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $4,609, $4,254 and $1,382 related to these plans for the years ended December 31, 2010, 2009 and 2008, respectively.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

108

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions (continued)

The Company is party to a common cost allocation service agreement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to two additional service agreements with Transamerica Advisors Life Insurance Company of New York (TALICNY) and TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The net amount received by the Company as a result of being a party to these agreements was $46,373, $32,580 and $19,737 during 2010, 2009 and 2008, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $51,177, $40,040 and $44,122 for these services during 2010, 2009 and 2008, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $67,790, $73,721 and $74,156 for the years ended December 31, 2010, 2009 and 2008, respectively.

At December 31, 2010 and 2009, respectively, the Company reported a net amount of payables to affiliates of $228,137 and $82,670. Terms of settlement require that these amounts be settled within 90 days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate.

109

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions (continued)

At December 31, 2010, the Company had short-term intercompany notes receivable of $270,000 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$75,500	July 19, 2011	0.35%
AEGON	69,500	December 22, 2011	0.25
AEGON	18,000	December 24, 2011	0.25
AEGON	76,000	December 27, 2011	0.25
AEGON	31,000	December 29, 2011	0.25

At December 31, 2009, the Company had short-term intercompany notes receivable of $880,200 as follows. All of these notes were repaid prior to their due date.

Receivable from	Amount	Due By	Interest Rate
AEGON	$6,600	June 1, 2010	0.30%
AEGON	14,000	June 2, 2010	0.30
AEGON	17,700	June 15, 2010	0.30
AEGON	6,700	June 19, 2010	0.30
AEGON	39,200	June 24, 2010	0.30
AEGON	20,900	June 25, 2010	0.30
AEGON	67,600	June 26, 2010	0.30
AEGON	7,900	July 2, 2010	0.32
Transamerica Corporation	123,800	July 24, 2010	0.32
AEGON	11,700	July 27, 2010	0.32
AEGON	17,500	July 28, 2010	0.32
AEGON	89,700	July 29, 2010	0.32
AEGON	30,800	July 30, 2010	0.32
AEGON	26,100	October 29, 2010	0.22
AEGON	330,000	December 11, 2010	0.20
AEGON	70,000	December 15, 2010	0.20

During 2010, 2009 and 2008, the Company paid (received) net interest of $142, $(1,193) and $3,223, respectively, to affiliates.

110

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions (continued)

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $143,563 and $138,726 at December 31, 2010 and 2009, respectively.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2010 and 2009, the cash surrender value of these policies was $148,756 and $143,644, respectively.

13. Commitments and Contingencies

At December 31, 2010 and 2009, the Company has mortgage loan commitments of $37,624 and $211,491, respectively. The Company has contingent commitments for $457,326 and $686,426 as of December 31, 2010 and 2009, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $29,934 and $45,413, respectively.

There were no private placement commitments outstanding as of December 31, 2010. Private placement commitments outstanding as of December 31, 2009 were $18,000.

There were no securities being acquired on a “to be announced” (TBA) basis as of December 31, 2010. TBA securities outstanding as of December 31, 2009 were $5,049.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2010 and 2009, the Company has pledged invested assets with a carrying value of $210,686 and $366,806, respectively, and fair value of $208,328 and $400,679, respectively, in conjunction with these transactions. Also in conjunction with the derivative transactions, cash in the amount of $215,045 and securities in the amount of $259 were posted to the Company as of December 31, 2009, which were not included in the financials of the Company. A portion of the cash posted to the Company was reposted as collateral by the Company in the amount of $13,309 as of December 31, 2009.

As mentioned in Note 1, amendments to SSAP No. 91R during 2010 resulted in the cash collateral received from derivative counterparties being recorded on the Company’s balance sheet. The amount of cash collateral posted as of December 31, 2010 was $240,335. In addition, securities in the amount of $104,186 were also posted to the Company as of December 31, 2010, which were not included in the financials of the Company. In accordance with amended SSAP No. 91R, noncash collateral is not to be recognized by the recipient unless that collateral is sold or repledged or the counterparty defaults.

111

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2010 and 2009, the Company has pledged invested assets with a carrying amount of $182,365 and $243,127, respectively, and fair value of $190,511 and $244,838, respectively, in conjunction with these transactions.

The Company had outstanding funding agreements totaling $4,500,724 and $5,450,716 at December 31, 2010 and 2009, respectively, to the FHLB, and the funds received are reported as deposit-type liabilities per SSAP No. 52, Deposit-Type Contracts. Total reserves are equal to the funding agreements balance. These funding agreements are used for investment spread management purposes and are subject to the same asset/liability management practices as other deposit-type business. All of the funding agreements issued to the FHLB are classified in the general account as it is a general obligation of the Company.

Collateral is required by the FHLB to support repayment of the funding agreements. The amount of pledged collateral at December 31, 2010 and 2009 was $6,607,053 and $6,922,409, respectively. In addition, the FHLB requires their common stock to be purchased. The Company owns $210,250 and $252,525 of FHLB common stock at December 31, 2010 and 2009, respectively. The FHLB has set funding capacity limits on the Company which are significantly higher than the current funding agreement level; however, the FHLB is under no obligation to extend additional capacity.

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $2,034,558 and $4,201,338 as of December 31, 2010 and 2009, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve of $3,000 has been established for the possibility of unexpected benefit payments at below market interest rates at December 31, 2010 and 2009.

The Company has guaranteed that TFLIC, an affiliate, will maintain capital and surplus amounts in excess of the statutory minimum requirements of $3,000. At December 31, 2010, TFLIC had capital and surplus of $794,667. The Company has recorded no liability for this guarantee.

112

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company has provided a guarantee for the performance of an affiliated noninsurance entity that was involved in guaranteed sales of investments in LIHTC partnerships. These partnerships are partially or majority owned by a noninsurance subsidiary of the Company for which a third party is the primary investor. The balance of the investor’s capital account covered by this transaction is $349,609 as of December 31, 2010. The nature of the obligation is to provide the investor with a minimum guaranteed annual and cumulative return on their contributed capital. The Company is not at risk for changes in tax law or the investor’s inability to fully utilize tax benefits. Accordingly, the Company believes the likelihood of having to make material payments under the guarantee is remote.

As of December 31, 2010 and 2009, the Company had entered into a credit enhancement and a standby liquidity asset purchase agreement on a municipal variable rate demand note facility with commitment amounts of $535 and $1,105, respectively, for which it was paid a fee. Prior to a change in the remarketing agent, this agreement was drawn upon and repaid during 2009. The Company does not believe there will be an additional draw under this agreement. However, if there were, any such draws would be purchases of municipal bonds, which would be repaid with interest.

At December 31, 2009, the Company had entered into multiple agreements with commitment amounts of $142,425 for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. A draw was made under one of these liquidity facilities in January 2008 for approximately $1,900, which was repaid in full with interest. This agreement was unwound during 2010, so the Company no longer holds a contingent reserve related to this agreement as of December 31, 2010.

The Company serves as guarantor for an affiliate’s guarantees of the principal value of loans made to entities which invest in certain investment funds. There was no notional amount associated with these guarantees as of December 31, 2010 or 2009. The investment funds’ assets are restricted based on established investment guidelines and are required, upon a decline in value below a formula based threshold, to either replace the assets with fixed income instruments or sell assets and pay down the loan in order to minimize the guarantor’s principal protection liability. There are no expected payments associated with these guarantees.

The Company has also provided a guarantee for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

113

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company recorded a one-time provision to general insurance expenses of $140,000 for settlement of a dispute related to a Bank Owned Life Insurance (BOLI) policy in the United States. Subsequent to the disruption in the credit market, which affected the investment value of the policy’s underlying assets, a suit was filed alleging that the policy terms were not sufficiently fulfilled by AEGON.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $37,041 and $34,814 and an offsetting premium tax benefit of $3,550 and $4,309 at December 31, 2010 and 2009, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $2,465, $460 and $1,720, for the years ended December 31, 2010, 2009 and 2008, respectively.

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $200,977 and $632,109 for municipal repurchase agreements as of December 31, 2010 and 2009, respectively. The repurchase agreements are collateralized by securities with book values of $235,220 and $637,109 as of December 31, 2010 and 2009, respectively. These securities have maturity dates that range from 2011 to 2029 and have a weighted average interest rate of 5.37%.

The Company did not participate in dollar repurchase agreements at December 31, 2010 or 2009.

114

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities (continued)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2010 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 3	1	$1,840	$1,879	$(25)
NAIC 4	1	4,177	4,728	646
NAIC 5	4	2,453	2,590	190
NAIC 6	6	4,232	4,460	176

15. Reconciliation to Statutory Statement

The 2008 Annual Statement did not include the appropriate tax effect on the mark to market income on a derivative as of December 31, 2008. This item was adjusted for in the 2008 financial statements, as discussed further below, and was corrected through federal income tax expense in the 2009 Annual Statement. There were no reconciling items at December 31, 2010 or for the year then ended. The following is a reconciliation of amounts previously reported to the Insurance Division, Department of Commerce, of the State of Iowa in the 2009 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2009

Statement of Operations:
Statutory net loss as reported in the Company’s Annual Statement of Operations:	$(99,471)
Increase federal income tax benefit	93,046

Total statutory net loss per financial statements	$(6,425)

115

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

15. Reconciliation to Statutory Statement (continued)

The following is a reconciliation of amounts previously reported to the Insurance Division, Department of Commerce, of the State of Iowa in the 2008 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2008
Statement of Operations:
Statutory net loss as reported in the Company’s Annual Statement of Operations:	$(528,468)
Reduce federal income tax benefit	(93,046)
Restatement to reflect IFLIC merger	96

Total statutory net income (loss) per financial statements	$(621,418)

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 8, 2011, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). As of April 8, 2011, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2010.

116

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2010

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$3,920,855	$3,927,101	$3,920,855
States, municipalities and political subdivisions	1,069,997	1,081,867	1,069,997
Foreign governments	717,413	737,784	717,413
Hybrid securities	1,559,172	1,349,230	1,559,172
All other corporate bonds	39,653,906	39,880,621	39,653,906
Preferred stocks	123,925	121,878	123,925

Total fixed maturities	47,045,268	47,098,481	47,045,268

Equity securities
Common stocks:
Industrial, miscellaneous and all other	307,132	358,631	358,631

Total equity securities	307,132	358,631	358,631
Mortgage loans on real estate	8,027,115		8,027,115
Real estate	120,965		120,965
Policy loans	746,677		746,677
Other long-term investments	1,399,892		1,399,892
Cash, cash equivalents and short-term investments	1,303,081		1,303,081

Total investments	$58,950,130		$59,001,629

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

117

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2010
Individual life	$14,015,969	$—	$256,354	$1,411,484	$993,846	$1,938,525	$1,109,156
Individual health	2,906,758	102,601	137,513	492,364	199,500	437,569	150,292
Group life and health	1,413,616	15,466	96,571	330,139	75,398	281,807	114,825
Annuity	17,990,509	—	26,915	6,931,132	1,650,427	5,616,190	3,283,491

	$36,326,852	$118,067	$517,353	$9,165,119	$2,919,171	$8,274,091	$4,657,764

Year ended December 31, 2009
Individual life	$13,898,182	$—	$273,389	$1,286,997	$900,907	$1,408,720	$986,135
Individual health	2,801,188	116,341	121,468	470,438	179,158	411,103	158,964
Group life and health	1,409,957	16,322	103,431	344,829	92,181	270,852	135,934
Annuity	19,080,480	—	22,049	5,997,868	1,900,911	1,404,938	6,767,121

	$37,189,807	$132,663	$520,337	$8,100,132	$3,073,157	$3,495,613	$8,048,154

Year ended December 31, 2008
Individual life	$14,091,494	$—	$235,075	$1,945,171	$1,004,973	$1,663,836	$4,643,176
Individual health	2,663,242	133,885	125,768	501,797	189,285	425,938	183,199
Group life and health	1,416,556	17,766	108,339	370,647	102,526	300,950	178,562
Annuity	23,412,004	—	15,183	4,700,329	2,590,142	5,947,854	9,408,003

	$41,583,296	$151,651	$484,365	$7,517,944	$3,886,926	$8,338,578	$14,412,940

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

118

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2010
Life insurance in force	$459,820,666	$969,368,385	$731,229,732	$221,682,013	330%

Premiums:
Individual life	2,631,499	3,101,663	1,881,648	1,411,484	133%
Individual health	536,163	154,031	110,232	492,364	22%
Group life and health	398,638	87,932	19,433	330,139	6%
Annuity	7,197,141	334,516	68,507	6,931,132	1%

	$10,763,441	$3,678,142	$2,079,820	$9,165,119	23%

Year ended December 31, 2009
Life insurance in force	$450,746,436	$908,732,362	$677,546,211	$219,560,285	309%

Premiums:
Individual life	$2,466,652	$2,799,049	$1,619,394	$1,286,997	126%
Individual health	540,470	189,419	119,387	470,438	25%
Group life and health	389,911	74,823	29,741	344,829	9%
Annuity	9,312,898	3,355,296	40,266	5,997,868	1%

	$12,709,931	$6,418,587	$1,808,788	$8,100,132	22%

Year ended December 31, 2008
Life insurance in force	$443,518,542	$837,623,161	$634,973,061	$240,868,442	264%

Premiums:
Individual life	$2,471,167	$2,071,576	$1,545,580	$1,945,171	79%
Individual health	573,587	205,331	133,541	501,797	27%
Group life and health	422,904	83,809	31,552	370,647	9%
Annuity	9,841,785	5,242,316	100,860	4,700,329	2%

	$13,309,443	$7,603,032	$1,811,533	$7,517,944	24%

119

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA X

Year Ended December 31, 2010

Transamerica Life Insurance Company

Separate Account VA X

Financial Statements

Year Ended December 31, 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Separate Account VA X

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Life Insurance Company Separate Account VA X (the Separate Account) (comprised of the Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Moderate VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Diversified Equity VP, Transamerica BlackRock Large Cap Value VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Focus VP, Transamerica Jennison Growth VP, Transamerica AEGON High Yield Bond VP, Transamerica MFS International Equity Fund VP, Transamerica PIMCO Total Return VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Third Avenue Value VP, Transamerica Balanced VP, Transamerica AllianceBernstein Dynamic Allocation VP, Transamerica WMC Diversified Growth VP, Transamerica Growth Opportunities VP, Transamerica Money Market VP, Transamerica U.S. Government Securities VP, Transamerica U.S. Government Securities VP PAM, Transamerica Morgan Stanley Active International Allocation VP, Transamerica Multi Managed Large Cap Core VP, Transamerica Morgan Stanley Mid-Cap Growth VP, Transamerica International Moderate Growth VP, Transamerica Small/Mid-Cap Value VP, Transamerica ProFunds UltraBear – SC OAM, Transamerica BlackRock Global Allocation VP-SC, Transamerica BlackRock Tactical Allocation VP-SC, Transamerica Index 50 VP SC, Transamerica Index 75 VP SC, Transamerica Efficient Markets VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Global Growth VP, Transamerica Foxhall Global Hard Asset VP, Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth and Income VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Managed Income VP, Transamerica Index 100 VP, Transamerica Index 35 VP, Transamerica JP Morgan MidCap Value VP, Invesco V.I. Basic Value Fund – Series II, Invesco V.I. Capital Appreciation Fund – Series II, AllianceBernstein Growth and Income Class B, AllianceBernstein Large Cap Growth Class B, AllianceBernstein Balanced Wealth Strategy, Franklin Templeton VIP Founding Funds Allocation, NVIT Developing Markets Fund, Janus Aspen – Enterprise, Janus Aspen – Worldwide, MFS® New Discovery Series, MFS® Total Return Series, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Mid Cap, Fidelity VIP Value Strategies, Fidelity VIP Balanced, Wanger International, Wanger USA, Vanguard – Equity Index, Vanguard – International, Vanguard – Mid-Cap Index, Vanguard – REIT Index, Vanguard – Short-Term Investment Grade, Vanguard – Total Bond Market Index, American Funds Asset Allocation Fund, American Funds Bond Fund, American Funds Growth & Income Fund, American Funds Growth Fund, American Funds International Fund, and GE Investments Total Return Fund subaccounts), as of December 31, 2010, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA X at December 31, 2010, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 14, 2011

1

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Asset Allocation- Conservative VP	Transamerica Asset Allocation-Growth VP	Transamerica Asset Allocation-Moderate VP	Transamerica Asset Allocation-Moderate Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	30,328.130	61,649.317

Cost	$—	$—	$306,879	$626,654

Number of shares - Service	231,359.693	—	476,786.064	263,116.750

Cost	$2,121,249	$—	$3,988,997	$2,426,796

Investments in mutual funds, Level 1 quoted price at net asset value	$2,362,182	$—	$5,261,200	$3,407,082
Receivable for units sold	—	—	7	9

Total assets	2,362,182	—	5,261,207	3,407,091

Liabilities
Payable for units redeemed	3	—	—	—

	$2,362,179	$—	$5,261,207	$3,407,091

Net Assets:
Deferred annuity contracts terminable by owners	$2,362,179	$—	$5,261,207	$3,407,091

Total Net Assets	$2,362,179	$—	5,261,207	$3,407,091

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	224,980	506,975

M&E - 0.45%	—	—	27,094	28,755

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65%	—	—	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

2

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Asset Allocation- Conservative VP	Transamerica Asset Allocation-Growth VP	Transamerica Asset Allocation-Moderate VP	Transamerica Asset Allocation-Moderate Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$1.255105	$1.154934	$1.258385	$1.218012

M&E - 0.45%	$1.245209	$1.145781	$1.248445	$1.208393

M&E - 0.50%	$—	$—	$—	$—

M&E - 0.55%	$—	$—	$—	$—

M&E - 0.60%	$—	$—	$—	$—

M&E - 0.65%	$—	$—	$—	$—

M&E - 0.70%	$—	$—	$—	$—

M&E - 0.80%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	170,570	196,814

M&E - 0.55%	1,394,311	—	1,452,263	830,213

M&E - 0.60%	16,258	—	301,917	175,485

M&E - 0.65%	212,291	—	589,227	289,013

M&E - 0.70%	592,355	—	2,300,337	428,529

M&E - 0.80%	—	—	—	213,750

M&E - 1.30%	—	—	—	752,368

Accumulation unit value - Service:
M&E - 0.30%	$—	$—	$—	$—

M&E - 0.45%	$—	$—	$—	$—

M&E - 0.50%	$1.073209	$0.881726	$1.035954	$0.962599

M&E - 0.55%	$1.071279	$0.880123	$1.034087	$0.960851

M&E - 0.60%	$1.039683	$0.892590	$1.010652	$0.959419

M&E - 0.65%	$1.038325	$0.891409	$1.009345	$0.958158

M&E - 0.70%	$1.065497	$0.875343	$1.028516	$0.955673

M&E - 0.80%	$1.034296	$0.887954	$1.005409	$0.954445

M&E - 1.30%	$1.020967	$—	$0.992481	$0.942153

See accompanying notes.

3

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Diversified Equity VP	Transamerica BlackRock Large Cap Value VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica JPMorgan Enhanced Index VP

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,111.263	28,299.396	2,351.025	—

Cost	$46,867	$378,157	$24,358	$—

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted price at net asset value	$62,879	$386,287	$26,567	$—
Receivable for units sold	4	—	—	—

Total assets	62,883	386,287	26,567	—

Liabilities
Payable for units redeemed	—	3	—	—

	$62,883	$386,284	$26,567	$—

Net Assets:
Deferred annuity contracts terminable by owners	$62,883	$386,284	$26,567	$—

Total Net Assets	$62,883	$386,284	$26,567	$—

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	20,710	33,149	—	—

M&E - 0.60%	20,836	122,857	31,059	—

M&E - 0.65%	—	194,774	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

4

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Diversified Equity VP	Transamerica BlackRock Large Cap Value VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica JPMorgan Enhanced Index VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$1.182579	$1.022422	$1.201114	$1.123500

M&E - 0.45%	$1.173205	$1.014324	$1.191627	$1.114608

M&E - 0.50%	$1.515440	$1.102728	$0.762751	$0.891270

M&E - 0.55%	$1.514188	$1.102115	$0.761393	$0.889663

M&E - 0.60%	$1.512919	$1.101489	$0.855352	$0.942955

M&E - 0.65%	$1.511659	$1.100893	$0.854238	$0.941710

M&E - 0.70%	$1.510419	$1.100287	$0.757274	$0.884848

M&E - 0.80%	$1.507922	$1.099069	$0.850914	$0.938050

M&E - 1.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65%	—	—	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 0.30%	$—	$—	$—	$—

M&E - 0.45%	$—	$—	$—	$—

M&E - 0.50%	$—	$—	$—	$—

M&E - 0.55%	$—	$—	$—	$—

M&E - 0.60%	$—	$—	$—	$—

M&E - 0.65%	$—	$—	$—	$—

M&E - 0.70%	$—	$—	$—	$—

M&E - 0.80%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

See accompanying notes.

5

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Focus VP	Transamerica Jennison Growth VP	Transamerica AEGON High Yield Bond VP	Transamerica MFS International Equity Fund VP

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	21,220.651	25,766.848	—

Cost	$—	$154,539	$192,767	$—

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted price at net asset value	$—	$167,643	$197,632	$—
Receivable for units sold	—	—	1	—

Total assets	—	167,643	197,633	—

Liabilities
Payable for units redeemed	—	—	—	—

	$—	$167,643	$197,633	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$167,643	$197,633	$—

Total Net Assets	$—	$167,643	$197,633	$—

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	1,918	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	47,897	26,058	—

M&E - 0.65%	—	108,628	139,023	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

6

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Focus VP	Transamerica Jennison Growth VP	Transamerica AEGON High Yield Bond VP	Transamerica MFS International Equity Fund VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$1.238884	$1.189620	$1.373006	$1.327084

M&E - 0.45%	$1.229059	$1.180183	$1.362085	$1.316590

M&E - 0.50%	$—	$1.059010	$1.183674	$—

M&E - 0.55%	$—	$1.058652	$1.181535	$—

M&E - 0.60%	$—	$1.058300	$1.198490	$—

M&E - 0.65%	$—	$1.057942	$1.196943	$—

M&E - 0.70%	$—	$1.057582	$1.175132	$—

M&E - 0.80%	$—	$1.056887	$1.192277	$—

M&E - 1.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65%	—	—	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 0.30%	$—	$—	$—	$—

M&E - 0.45%	$—	$—	$—	$—

M&E - 0.50%	$—	$—	$—	$—

M&E - 0.55%	$—	$—	$—	$—

M&E - 0.60%	$—	$—	$—	$—

M&E - 0.65%	$—	$—	$—	$—

M&E - 0.70%	$—	$—	$—	$—

M&E - 0.80%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

See accompanying notes.

7

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica PIMCO Total Return VP	Transamerica T.Rowe Price Small Cap VP	Transamerica Third Avenue Value VP	Transamerica Balanced VP

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	4,349.778	36,085.004	—

Cost	$—	$31,410	$328,721	$—

Number of shares - Service	165,786.519	—	—	1,113.174

Cost	$1,896,853	$—	$—	$13,961

Investments in mutual funds, Level 1 quoted price at net asset value	$1,913,176	$41,105	$432,659	$13,993
Receivable for units sold	—	—	4	—

Total assets	1,913,176	41,105	432,663	13,993

Liabilities
Payable for units redeemed	5	—	—	1

	$1,913,171	$41,105	$432,663	$13,992

Net Assets:
Deferred annuity contracts terminable by owners	$1,913,171	$41,105	$432,663	$13,992

Total Net Assets	$1,913,171	$41,105	$432,663	$13,992

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	9,305	—

M&E - 0.55%	—	—	18,696	—

M&E - 0.60%	—	16,022	—	—

M&E - 0.65%	—	19,099	459,171	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

8

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica PIMCO Total Return VP	Transamerica T.Rowe Price Small Cap VP	Transamerica Third Avenue Value VP	Transamerica Balanced VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$1.346139	$1.376707	$0.862092	$1.329559

M&E - 0.45%	$1.335515	$1.365780	$0.857375	$1.319017

M&E - 0.50%	$1.271616	$1.185573	$0.834824	$1.137216

M&E - 0.55%	$1.269333	$1.183435	$0.833316	$1.136839

M&E - 0.60%	$—	$1.171243	$0.892584	$—

M&E - 0.65%	$—	$1.169715	$0.891421	$—

M&E - 0.70%	$1.262462	$1.177006	$0.828822	$1.135694

M&E - 0.80%	$—	$1.165155	$0.887951	$—

M&E - 1.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	45,658	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	519,138	—	—	—

M&E - 0.65%	1,073,003	—	—	273

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	13,048

M&E - 1.30%	23,257	—	—	—

Accumulation unit value - Service:
M&E - 0.30%	$1.146932	$—	$—	$1.137365

M&E - 0.45%	$1.141904	$—	$—	$1.136215

M&E - 0.50%	$1.140232	$—	$—	$1.104312

M&E - 0.55%	$1.138582	$—	$—	$1.102314

M&E - 0.60%	$1.153407	$—	$—	$1.055717

M&E - 0.65%	$1.151898	$—	$—	$1.054361

M&E - 0.70%	$1.133586	$—	$—	$1.096357

M&E - 0.80%	$1.147427	$—	$—	$1.050263

M&E - 1.30%	$1.132653	$—	$—	$1.036711

See accompanying notes.

9

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica WMC Diversified Growth VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	9,354.717	407.252	525.774	—

Cost	$80,810	$6,722	$6,201	$—

Number of shares - Service	26,038.308	—	—	910,922.160

Cost	$209,013	$—	$—	$910,922

Investments in mutual funds, Level 1 quoted price at net asset value	$286,517	$9,147	$7,529	$910,922
Receivable for units sold	5	—	—	—

Total assets	286,522	9,147	7,529	910,922

Liabilities
Payable for units redeemed	—	—	—	—

	$286,522	$9,147	$7,529	$910,922

Net Assets:
Deferred annuity contracts terminable by owners	$286,522	$9,147	$7,529	$910,922

Total Net Assets	$286,522	$9,147	$7,529	$910,922

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	27,438	—	—	—

M&E - 0.55%	32,515	—	—	—

M&E - 0.60%	17,124	10,711	—	—

M&E - 0.65%	—	—	6,581	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

10

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica WMC Diversified Growth VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$1.202997	$1.093531	$1.547897	$1.122306

M&E - 0.45%	$1.193473	$1.084883	$1.535645	$1.113238

M&E - 0.50%	$1.009964	$0.899668	$1.264507	$—

M&E - 0.55%	$1.008134	$0.898035	$1.262214	$—

M&E - 0.60%	$0.898219	$0.853965	$1.145670	$—

M&E - 0.65%	$0.897062	$0.852867	$1.144158	$—

M&E - 0.70%	$1.002686	$0.893177	$1.255399	$—

M&E - 0.80%	$0.893555	$0.849521	$1.139703	$—

M&E - 1.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	601,910

M&E - 0.55%	—	—	—	—

M&E - 0.60%	11,584	—	—	290,399

M&E - 0.65%	—	—	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	188,643	—	—	—

M&E - 1.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 0.30%	$1.053973	$—	$—	$—

M&E - 0.45%	$1.053381	$—	$—	$—

M&E - 0.50%	$1.053190	$—	$—	$1.033080

M&E - 0.55%	$1.052987	$—	$—	$1.031360

M&E - 0.60%	$1.052794	$—	$—	$0.995529

M&E - 0.65%	$1.052593	$—	$—	$0.994011

M&E - 0.70%	$1.052401	$—	$—	$1.025542

M&E - 0.80%	$1.052006	$—	$—	$0.990173

M&E - 1.30%	$1.050061	$—	$—	$0.977492

See accompanying notes.

11

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities VP PAM	Transamerica Morgan Stanley Active International Allocation VP	Transamerica Multi Managed Large Cap Core VP

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	9,325.200	1,493.546

Cost	$—	$—	$98,291	$19,353

Number of shares - Service	24,198.368	—	—	—

Cost	$315,568	$—	$—	$—

Investments in mutual funds, Level 1 quoted price at net asset value	$314,095	$—	$106,960	$23,180
Receivable for units sold	2	—	2	—

Total assets	314,097	—	106,962	23,180

Liabilities
Payable for units redeemed	—	—	—	—

	$314,097	$—	$106,962	$23,180

Net Assets:
Deferred annuity contracts terminable by owners	$314,097	$—	$106,962	$23,180

Total Net Assets	$314,097	$—	$106,962	$23,180

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	130,987	22,930

M&E - 0.65%	—	—	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

12

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities VP PAM	Transamerica Morgan Stanley Active International Allocation VP	Transamerica Multi Managed Large Cap Core VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$1.265687	$1.265687	$1.255647	$1.270101

M&E - 0.45%	$1.255660	$1.255660	$1.245728	$1.260031

M&E - 0.50%	$1.198618	$—	$0.862002	$0.993982

M&E - 0.55%	$1.196467	$—	$0.860444	$0.992217

M&E - 0.60%	$—	$—	$0.816589	$1.010875

M&E - 0.65%	$—	$—	$0.815510	$1.009560

M&E - 0.70%	$1.190003	$—	$0.855799	$0.986818

M&E - 0.80%	$—	$—	$0.812342	$1.005617

M&E - 1.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	69,795	—	—	—

M&E - 0.55%	149,693	—	—	—

M&E - 0.60%	20,399	—	—	—

M&E - 0.65%	40,021	—	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 0.30%	$1.129468	$—	$—	$—

M&E - 0.45%	$1.124535	$—	$—	$—

M&E - 0.50%	$1.122879	$—	$—	$—

M&E - 0.55%	$1.121255	$—	$—	$—

M&E - 0.60%	$1.124461	$—	$—	$—

M&E - 0.65%	$1.123012	$—	$—	$—

M&E - 0.70%	$1.116318	$—	$—	$—

M&E - 0.80%	$1.118620	$—	$—	$—

M&E - 1.30%	$1.104232	$—	$—	$—

See accompanying notes.

13

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Morgan Stanley Mid- Cap Growth VP	Transamerica International Moderate Growth VP	Transamerica Small/Mid Cap Value VP	Transamerica ProFunds UltraBear Fund - SC OAM

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	4,141.744	9,445.427	7,145.698	—

Cost	$95,992	$89,167	$121,066	$—

Number of shares - Service	—	100,598.336	—	9,083.533

Cost	$—	$783,421	$—	$42,418

Investments in mutual funds, Level 1 quoted price at net asset value	$120,856	$997,658	$149,131	$37,787
Receivable for units sold	—	9	1	—

Total assets	120,856	997,667	149,132	37,787

Liabilities
Payable for units redeemed	—	—	—	—

	$120,856	$997,667	$149,132	$37,787

Net Assets:
Deferred annuity contracts terminable by owners	$120,856	$997,667	$149,132	$37,787

Total Net Assets	$120,856	$997,667	$149,132	$37,787

Accumulation units outstanding - Initial:
M&E - 0.30%	—	16,400	—	—

M&E - 0.45%	—	68,341	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	99,880	—	143,446	—

M&E - 0.65%	6,197	—	2,968	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

14

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Morgan Stanley Mid- Cap Growth VP	Transamerica International Moderate Growth VP	Transamerica Small/Mid Cap Value VP	Transamerica ProFunds UltraBear Fund - SC OAM

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$1.575704	$1.023376	$1.245818	$—

M&E - 0.45%	$1.563256	$1.016279	$1.240354	$—

M&E - 0.50%	$1.250139	$—	$1.238554	$—

M&E - 0.55%	$1.247891	$—	$1.236730	$—

M&E - 0.60%	$1.139408	$—	$1.018582	$—

M&E - 0.65%	$1.137950	$—	$1.017238	$—

M&E - 0.70%	$1.241163	$—	$1.231323	$—

M&E - 0.80%	$1.133483	$—	$1.013289	$—

M&E - 1.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	234,210	—	—

M&E - 0.60%	—	—	—	53,169

M&E - 0.65%	—	100,117	—	38,612

M&E - 0.70%	—	293,236	—	—

M&E - 0.80%	—	273,497	—	—

M&E - 1.30%	—	116,059	—	—

Accumulation unit value - Service:
M&E - 0.30%	$—	$—	$—	$—

M&E - 0.45%	$—	$—	$—	$—

M&E - 0.50%	$—	$0.914652	$—	$0.412544

M&E - 0.55%	$—	$0.912994	$—	$0.412200

M&E - 0.60%	$—	$0.887445	$—	$0.411851

M&E - 0.65%	$—	$0.886273	$—	$0.411510

M&E - 0.70%	$—	$0.908061	$—	$0.411167

M&E - 0.80%	$—	$0.882825	$—	$0.410487

M&E - 1.30%	$—	$0.871452	$—	$—

See accompanying notes.

15

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica BlackRock Global Allocation VP - SC	Transamerica BlackRock Tactical Allocation VP - SC	Transamerica Index 50 VP SC	Transamerica Index 75 VP SC

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	63,605.908	4,942.053	88,608.810	276,794.329

Cost	$776,085	$62,548	$853,883	$2,403,773

Investments in mutual funds, Level 1 quoted price at net asset value	$845,323	$66,569	$921,532	$2,737,496
Receivable for units sold	1	—	—	—

Total assets	845,324	66,569	921,532	2,737,496

Liabilities
Payable for units redeemed	—	—	5	7

	$845,324	$66,569	$921,527	$2,737,489

Net Assets:
Deferred annuity contracts terminable by owners	$845,324	$66,569	$921,527	$2,737,489

Total Net Assets	$845,324	$66,569	$921,527	$2,737,489

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65%	—	—	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

16

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica BlackRock Global Allocation VP - SC	Transamerica BlackRock Tactical Allocation VP - SC	Transamerica Index 50 VP SC	Transamerica Index 75 VP SC

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$—	$—	$—	$—

M&E - 0.45%	$—	$—	$—	$—

M&E - 0.50%	$—	$—	$—	$—

M&E - 0.55%	$—	$—	$—	$—

M&E - 0.60%	$—	$—	$—	$—

M&E - 0.65%	$—	$—	$—	$—

M&E - 0.70%	$—	$—	$—	$—

M&E - 0.80%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	37,500	—	—	37,412

M&E - 0.60%	420,534	49,583	648,995	1,099,253

M&E - 0.65%	30,825	—	190,040	66,935

M&E - 0.70%	—	—	—	202,830

M&E - 0.80%	152,304	—	47,953	1,369,144

M&E - 1.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 0.30%	$—	$—	$1.056958	$1.006681

M&E - 0.45%	$—	$—	$1.052752	$1.002679

M&E - 0.50%	$1.321614	$1.344802	$1.051351	$1.001323

M&E - 0.55%	$1.320541	$1.343706	$1.049957	$0.999993

M&E - 0.60%	$1.319448	$1.342583	$1.039518	$0.988101

M&E - 0.65%	$1.318349	$1.341473	$1.038172	$0.986824

M&E - 0.70%	$1.317268	$1.340364	$1.045789	$0.996044

M&E - 0.80%	$1.315082	$1.338157	$1.034129	$0.982967

M&E - 1.30%	$—	$—	$1.020827	$0.970313

See accompanying notes.

17

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Efficient Markets VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Foxhall Global Conservative VP	Transamerica Foxhall Global Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	4,132.102	1,025.225	1,589.620	—

Cost	$52,221	$10,879	$15,990	$—

Investments in mutual funds, Level 1 quoted price at net asset value	$55,494	$11,472	$15,022	$—
Receivable for units sold	—	—	—	—

Total assets	55,494	11,472	15,022	—

Liabilities
Payable for units redeemed	—	—	—	—

	$55,494	$11,472	$15,022	$—

Net Assets:
Deferred annuity contracts terminable by owners	$55,494	$11,472	$15,022	$—

Total Net Assets	$55,494	$11,472	$15,022	$—

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65%	—	—	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

18

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Efficient Markets VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Foxhall Global Conservative VP	Transamerica Foxhall Global Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$—	$—	$—	$—

M&E - 0.45%	$—	$—	$—	$—

M&E - 0.50%	$—	$—	$—	$—

M&E - 0.55%	$—	$—	$—	$—

M&E - 0.60%	$—	$—	$—	$—

M&E - 0.65%	$—	$—	$—	$—

M&E - 0.70%	$—	$—	$—	$—

M&E - 0.80%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	6,567	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	3,597	16,344	—

M&E - 0.65%	38,824	878	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	2,094	—	—	—

Accumulation unit value - Service:
M&E - 0.30%	$—	$—	$—	$—

M&E - 0.45%	$—	$—	$—	$—

M&E - 0.50%	$1.361535	$1.039414	$0.920124	$1.056659

M&E - 0.55%	$1.360090	$1.038840	$0.919614	$1.056066

M&E - 0.60%	$1.358637	$1.038261	$0.919117	$1.055475

M&E - 0.65%	$1.357192	$1.037686	$0.918624	$1.054894

M&E - 0.70%	$1.355748	$1.037114	$0.918071	$1.054307

M&E - 0.80%	$1.352884	$1.035961	$0.917081	$1.053134

M&E - 1.30%	$1.338654	$—	$0.912020	$—

See accompanying notes.

19

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Foxhall Global Hard Asset VP	Transamerica Hanlon Balanced VP	Transamerica Hanlon Growth and Income VP	Transamerica Hanlon Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	3,430.419	11,460.590	1,016.050	14,686.777

Cost	$34,294	$128,534	$10,898	$164,240

Investments in mutual funds, Level 1 quoted price at net asset value	$36,362	$125,264	$11,248	$165,079
Receivable for units sold	—	—	—	—

Total assets	36,362	125,264	11,248	165,079

Liabilities
Payable for units redeemed	1	—	—	—

	$36,361	$125,264	$11,248	$165,079

Net Assets:
Deferred annuity contracts terminable by owners	$36,361	$125,264	$11,248	$165,079

Total Net Assets	$36,361	$125,264	$11,248	$165,079

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65%	—	—	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

20

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Foxhall Global Hard Asset VP	Transamerica Hanlon Balanced VP	Transamerica Hanlon Growth and Income VP	Transamerica Hanlon Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$—	$—	$—	$—

M&E - 0.45%	$—	$—	$—	$—

M&E -0.50%	$—	$—	$—	$—

M&E - 0.55%	$—	$—	$—	$—

M&E - 0.60%	$—	$—	$—	$—

M&E - 0.65%	$—	$—	$—	$—

M&E - 0.70%	$—	$—	$—	$—

M&E - 0.80%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	26,568	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	7,465	27,282	11,294	—

M&E - 0.65%	1,890	100,530	—	163,675

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 0.30%	$—	$—	$—	$—

M&E - 0.45%	$—	$—	$—	$—

M&E - 0.50%	$1.012536	$0.981575	$0.996957	$1.010277

M&E - 0.55%	$1.011969	$0.981044	$0.996413	$1.009719

M&E - 0.60%	$1.011412	$0.980490	$0.995855	$1.009144

M&E - 0.65%	$1.010864	$0.979947	$0.995303	$1.008578

M&E - 0.70%	$1.010293	$0.979405	$0.994755	$1.008026

M&E - 0.80%	$1.009181	$0.978312	$0.993647	$1.006895

M&E - 1.30%	$—	$—	$—	$—

See accompanying notes.

21

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Hanlon Managed Income VP	Transamerica Index 100 VP	Transamerica Index 35 VP	Transamerica JP Morgan Midcap Value VP

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	40,424.217	—	3,158.032	531.121

Cost	$448,927	$—	$32,847	$6,490

Investments in mutual funds, Level 1 quoted price at net asset value	$446,283	$—	$34,549	$7,128

Receivable for units sold	3	—	—	—

Total assets	446,286	—	34,549	7,128

Liabilities
Payable for units redeemed	—	—	—	—

	$446,286	$—	$34,549	$7,128

Net Assets:
Deferred annuity contracts terminable by owners	$446,286	$—	$34,549	$7,128

Total Net Assets	$446,286	$—	$34,549	$7,128

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65%	—	—	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

22

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Hanlon Managed Income VP	Transamerica Index 100 VP	Transamerica Index 35 VP	Transamerica JP Morgan Midcap Value VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$—	$—	$—	$—

M&E - 0.45%	$—	$—	$—	$—

M&E - 0.50%	$—	$—	$—	$—

M&E - 0.55%	$—	$—	$—	$—

M&E - 0.60%	$—	$—	$—	$—

M&E - 0.65%	$—	$—	$—	$—

M&E - 0.70%	$—	$—	$—	$—

M&E - 0.80%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E -0.55%	—	—	—	—

M&E - 0.60%	331,103	—	—	—

M&E - 0.65%	115,277	—	31,803	5,667

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 0.30%	$—	$—	$—	$—

M&E - 0.45%	$—	$—	$—	$—

M&E - 0.50%	$1.001008	$1.167279	$1.088152	$1.259793

M&E - 0.55%	$1.000472	$1.166638	$1.087544	$1.259095

M&E - 0.60%	$0.999941	$1.165989	$1.086944	$1.258396

M&E - 0.65%	$0.999346	$1.165344	$1.086339	$1.257698

M&E - 0.70%	$0.998824	$1.164685	$1.085740	$1.257004

M&E - 0.80%	$0.997682	$1.163404	$1.084528	$1.255609

M&E - 1.30%	$—	$—	$1.078552	$—

See accompanying notes.

23

Transamerica Life Insurance Company

Separate Account VAX

Statements of Assets and Liabilities

December 31, 2010

	Invesco V.I. Basic Value - Series II	Invesco V.I. Capital Appreciation Fund- Series II	AllianceBernstein Growth and Income Class B	AllianceBernstein Large Cap Growth Class B

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted price at net asset value	$—	$—	$—	$—
Receivable for units sold	—	—	—	—

Total assets	—	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—

	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—

Total Net Assets	$—	$—	$—	$—

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65%	—	—	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

24

Transamerica Life Insurance Company

Separate Account VAX

Statements of Assets and Liabilities

December 31, 2010

	Invesco V.I. Basic Value - Series II	Invesco V.I. Capital Appreciation Fund- Series II	AllianceBernstein Growth and Income Class B	AllianceBernstein Large Cap Growth Class B

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$—	$—	$—	$—

M&E - 0.45%	$—	$—	$—	$—

M&E - 0.50%	$—	$—	$—	$—

M&E - 0.55%	$—	$—	$—	$—

M&E - 0.60%	$—	$—	$—	$—

M&E - 0.65%	$—	$—	$—	$—

M&E - 0.70%	$—	$—	$—	$—

M&E - 0.80%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65%	—	—	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 0.30%	$0.886155	$0.973237	$0.995856	$1.088014

M&E - 0.45%	$0.879144	$0.965555	$0.987974	$1.079389

M&E - 0.50%	$—	$—	$—	$—

M&E - 0.55%	$—	$—	$—	$—

M&E - 0.60%	$—	$—	$—	$—

M&E - 0.65%	$—	$—	$—	$—

M&E - 0.70%	$—	$—	$—	$—

M&E - 0.80%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

See accompanying notes.

25

Transamerica Life Insurance Company

Separate Account VAX

Statements of Assets and Liabilities

December 31, 2010

	AllianceBernstein Balanced Wealth Strategy	Franklin Templeton VIP Founding Funds Allocation	NVIT Developing Markets Fund	Janus Aspen–Enterprise

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	8,376.426	—

Cost	$—	$—	$54,190	$—

Number of shares - Service	3,172.150	49,686.765	—	—

Cost	$35,703	$354,762	$—	$—

Investments in mutual funds, Level 1 quoted price at net asset value	$36,099	$383,085	$58,467	$—
Receivable for units sold	—	—	—	—

Total assets	36,099	383,085	58,467	—

Liabilities
Payable for units redeemed	1	—	—	—

	$36,098	$383,085	$58,467	$—

Net Assets:
Deferred annuity contracts terminable by owners	$36,098	$383,085	$58,467	$—

Total Net Assets	$36,098	$383,085	$58,467	$—

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	47,224	—

M&E - 0.65%	—	—	26,518	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

26

Transamerica Life Insurance Company

Separate Account VAX

Statements of Assets and Liabilities

December 31, 2010

	AllianceBernstein Balanced Wealth Strategy	Franklin Templeton VIP Founding Funds Allocation	NVIT Developing Markets Fund	Janus Aspen–Enterprise

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$—	$—	$1.053046	$—

M&E - 0.45%	$—	$—	$1.047273	$—

M&E - 0.50%	$—	$—	$1.004225	$—

M&E - 0.55%	$—	$—	$1.002399	$—

M&E - 0.60%	$—	$—	$0.793237	$—

M&E - 0.65%	$—	$—	$0.792195	$—

M&E - 0.70%	$—	$—	$0.996986	$—

M&E - 0.80%	$—	$—	$0.789093	$—

M&E - 1.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	26,355	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65%	26,373	13,955	—	—

M&E - 0.70%	—	142,771	—	—

M&E - 0.80%	—	67,515	—	—

M&E - 1.30%	—	23,841	—	—

Accumulation unit value - Service:
M&E - 0.30%	$—	$—	$—	$1.444997

M&E - 0.45%	$—	$—	$—	$1.433530

M&E - 0.50%	$1.373127	$1.403588	$—	$—

M&E - 0.55%	$1.371663	$1.402098	$—	$—

M&E - 0.60%	$1.370217	$1.400629	$—	$—

M&E - 0.65%	$1.368756	$1.399127	$—	$—

M&E - 0.70%	$1.367316	$1.397642	$—	$—

M&E - 0.80%	$1.364423	$1.394697	$—	$—

M&E - 1.30%	$1.350083	$1.380025	$—	$—

See accompanying notes.

27

Transamerica Life Insurance Company

Separate Account VAX

Statements of Assets and Liabilities

December 31, 2010

	Janus Aspen–Worldwide	MFS® New Discovery Series	MFS® Total Return Series	Fidelity VIP Contrafund

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	5,554.617

Cost	$—	$—	$—	$102,480

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted price at net asset value	$—	$—	$—	$132,644
Receivable for units sold	—	—	—	3

Total assets	—	—	—	132,647

Liabilities
Payable for units redeemed	—	—	—	—

	$—	$—	$—	$132,647

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$132,647

Total Net Assets	$—	$—	$—	$132,647

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	20,837

M&E - 0.55%	—	—	—	56,668

M&E - 0.60%	—	—	—	33,016

M&E - 0.65%	—	—	—	26,819

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

28

Transamerica Life Insurance Company

Separate Account VAX

Statements of Assets and Liabilities

December 31, 2010

	Janus Aspen–Worldwide	MFS® New Discovery Series	MFS® Total Return Series	Fidelity VIP Contrafund

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$—	$—	$—	$1.010823

M&E - 0.45%	$—	$—	$—	$1.005284

M&E - 0.50%	$—	$—	$—	$0.991787

M&E - 0.55%	$—	$—	$—	$0.990010

M&E - 0.60%	$—	$—	$—	$0.934446

M&E - 0.65%	$—	$—	$—	$0.933235

M&E - 0.70%	$—	$—	$—	$0.984652

M&E - 0.80%	$—	$—	$—	$0.929593

M&E - 1.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65%	—	—	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 0.30%	$1.151459	$1.540274	$1.145323	$1.233757

M&E - 0.45%	$1.142365	$1.528061	$1.136243	$1.223976

M&E - 0.50%	$—	$—	$—	$—

M&E - 0.55%	$—	$—	$—	$—

M&E - 0.60%	$—	$—	$—	$—

M&E - 0.65%	$—	$—	$—	$—

M&E - 0.70%	$—	$—	$—	$—

M&E - 0.80%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

See accompanying notes.

29

Transamerica Life Insurance Company

Separate Account VAX

Statements of Assets and Liabilities

December 31, 2010

	Fidelity VIP Equity- Income	Fidelity VIP Growth	Fidelity VIP Mid Cap	Fidelity VIP Value Strategies

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	633.729	210.134	126.242	644.412

Cost	$10,872	$6,452	$2,812	$5,590

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted price at net asset value	$12,054	$7,794	$4,127	$6,277
Receivable for units sold	—	2	—	—

Total assets	12,054	7,796	4,127	6,277

Liabilities
Payable for units redeemed	1	—	1	1

	$12,053	$7,796	$4,126	$6,276

Net Assets:
Deferred annuity contracts terminable by owners	$12,053	$7,796	$4,126	$6,276

Total Net Assets	$12,053	$7,796	$4,126	$6,276

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	4,495	3,804	—

M&E - 0.65%	14,015	4,423	—	6,354

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

30

Transamerica Life Insurance Company

Separate Account VAX

Statements of Assets and Liabilities

December 31, 2010

	Fidelity VIP Equity- Income	Fidelity VIP Growth	Fidelity VIP Mid Cap	Fidelity VIP Value Strategies

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$0.812794	$0.998540	$1.161864	$0.905863

M&E - 0.45%	$0.808343	$0.993064	$1.155491	$0.900914

M&E - 0.50%	$0.792998	$0.978221	$1.135134	$0.886242

M&E - 0.55%	$0.791567	$0.976448	$1.133076	$0.884654

M&E - 0.60%	$0.861155	$0.874856	$1.084816	$0.989041

M&E - 0.65%	$0.860025	$0.873711	$1.083409	$0.987745

M&E - 0.70%	$0.787286	$0.971150	$1.126951	$0.879862

M&E - 0.80%	$0.856670	$0.870331	$1.079184	$0.983879

M&E - 1.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65%	—	—	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 0.30%	$1.049975	$1.139344	$1.460893	$1.210125

M&E - 0.45%	$1.041651	$1.130295	$1.449340	$1.200541

M&E - 0.50%	$—	$—	$—	$—

M&E - 0.55%	$—	$—	$—	$—

M&E - 0.60%	$—	$—	$—	$—

M&E - 0.65%	$—	$—	$—	$—

M&E - 0.70%	$—	$—	$—	$—

M&E - 0.80%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

See accompanying notes.

31

Transamerica Life Insurance Company

Separate Account VAX

Statements of Assets and Liabilities

December 31, 2010

	Fidelity VIP Balanced	Wanger International	Wanger USA	Vanguard - Equity Index

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	4,704.718	2,831.002	2,325.313	14,928.702

Cost	$64,112	$72,687	$67,600	$292,775

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted price at net asset value	$71,935	$102,369	78,735	$350,974
Receivable for units sold	—	—	1	4

Total assets	71,935	102,369	78,736	350,978

Liabilities
Payable for units redeemed	1	1	—	—

	71,934	$102,368	78,736	$350,978

Net Assets:
Deferred annuity contracts terminable by owners	71,934	$102,368	78,736	$350,978

Total Net Assets	71,934	$102,368	78,736	$350,978

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	23,602

M&E - 0.55%	—	—	—	—

M&E - 0.60%	19,984	40,197	73,152	213,232

M&E - 0.65%	134	62,468	1,918	145,110

M&E - 0.70%	—	—	—	—

M&E - 0.80%	48,304	—	—	—

M&E - 1.30%	—	—	—	—

32

Transamerica Life Insurance Company

Separate Account VAX

Statements of Assets and Liabilities

December 31, 2010

	Fidelity VIP Balanced	Wanger International	Wanger USA	Vanguard - Equity Index

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$1.086333	$1.073754	$1.028728	$0.906923

M&E - 0.45%	$1.082008	$1.067876	$1.023098	$0.901973

M&E - 0.50%	$1.080565	$1.051110	$1.006398	$0.889335

M&E - 0.55%	$1.079114	$1.049175	$1.004577	$0.887708

M&E - 0.60%	$1.055201	$0.997899	$1.048862	$0.921358

M&E - 0.65%	$1.053838	$0.996607	$1.047526	$0.920162

M&E - 0.70%	$1.074828	$1.043512	$0.999149	$0.882927

M&E - 0.80%	$1.049732	$0.992741	$1.043449	$0.916555

M&E - 1.30%	$1.036217	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65%	—	—	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 0.30%	$1.086333	$—	$—	$—

M&E - 0.45%	$1.082008	$—	$—	$—

M&E - 0.50%	$1.080565	$—	$—	$—

M&E - 0.55%	$1.079114	$—	$—	$—

M&E - 0.60%	$1.055201	$—	$—	$—

M&E - 0.65%	$1.053838	$—	$—	$—

M&E - 0.70%	$1.074828	$—	$—	$—

M&E - 0.80%	$1.049732	$—	$—	$—

M&E - 1.30%	$1.036217	$—	$—	$—

See accompanying notes.

33

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Vanguard - International	Vanguard - Mid-Cap Index	Vanguard - REIT Index	Vanguard - Short -Term Investment Grade

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	20,008.930	11,116.324	7,367.806	104,145.497

Cost	$292,854	$134,644	$58,115	$1,087,355

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted price at net asset value	$365,963	$165,967	$76,257	$1,142,476
Receivable for units sold	2	2	3	11

Total assets	365,965	165,969	76,260	1,142,487

Liabilities
Payable for units redeemed	—	—	—	—

	$365,965	$165,969	$76,260	$1,142,487

Net Assets:
Deferred annuity contracts terminable by owners	$365,965	$165,969	$76,260	$1,142,487

Total Net Assets	$365,965	$165,969	$76,260	$1,142,487

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	11,144	—	4,798	202,433

M&E - 0.55%	53,458	—	—	129,795

M&E - 0.60%	162,816	101,079	50,493	502,924

M&E - 0.65%	180,515	64,834	28,123	166,556

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

34

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Vanguard - International	Vanguard - Mid-Cap Index	Vanguard - REIT Index	Vanguard - Short- Term Investment Grade

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$0.977282	$0.989329	$0.836547	$1.188116

M&E - 0.45%	$0.971926	$0.983914	$0.831968	$1.181594

M&E - 0.50%	$0.953389	$0.968044	$0.829165	$1.179666

M&E - 0.55%	$0.951669	$0.966303	$0.827686	$1.177546

M&E - 0.60%	$0.887406	$1.000851	$0.919854	$1.121903

M&E - 0.65%	$0.886244	$0.999540	$0.918686	$1.120424

M&E - 0.70%	$0.946526	$0.961055	$0.823150	$1.171182

M&E - 0.80%	$0.882799	$0.995639	$0.915064	$1.116067

M&E - 1.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65%	—	—	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 0.30%	$—	$—	$—	$—

M&E - 0.45%	$—	$—	$—	$—

M&E - 0.50%	$—	$—	$—	$—

M&E - 0.55%	$—	$—	$—	$—

M&E - 0.60%	$—	$—	$—	$—

M&E - 0.65%	$—	$—	$—	$—

M&E - 0.70%	$—	$—	$—	$—

M&E - 0.80%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

See accompanying notes.

35

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Vanguard - Total Bond Market Index	American Funds Asset Allocation Fund	American Funds Bond Fund	American Funds Growth & Income Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	60,639.361	—	—	—

Cost	$701,569	$—	$—	$—

Number of shares - Service	—	5,542.637	2,187.661	—

Cost	$—	$84,541	$23,283	$—

Investments in mutual funds, Level 1 quoted price at net asset value	$731,311	$89,624	$23,102	$—
Receivable for units sold	—	1	—	—

Total assets	731,311	89,625	23,102	—

Liabilities
Payable for units redeemed	4	—	—	—

	$731,307	$89,625	$23,102	$—

Net Assets:
Deferred annuity contracts terminable by owners	$731,307	$89,625	$23,102	$—

Total Net Assets	$731,307	$89,625	$23,102	$—

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	27,971	—	—	—

M&E - 0.55%	213,640	—	—	—

M&E - 0.60%	206,511	—	—	—

M&E - 0.65%	174,412	—	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	—	—	—

M&E - 1.30%	—	—	—	—

36

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	Vanguard - Total Bond Market Index	American Funds Asset Allocation Fund	American Funds Bond Fund	American Funds Growth & Income Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$1.231938	$—	$—	$—

M&E - 0.45%	$1.225216	$—	$—	$—

M&E - 0.50%	$1.224296	$—	$—	$—

M&E - 0.55%	$1.222062	$—	$—	$—

M&E - 0.60%	$1.145225	$—	$—	$—

M&E - 0.65%	$1.143735	$—	$—	$—

M&E - 0.70%	$1.215465	$—	$—	$—

M&E - 0.80%	$1.139289	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—	—

M&E - 0.45%	—	—	—	—

M&E - 0.50%	—	—	—	—

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	33,590	22,010	—

M&E - 0.65%	—	33,854	—	—

M&E - 0.70%	—	—	—	—

M&E - 0.80%	—	12,246	—	—

M&E - 1.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 0.30%	$—	$—	$—	$—

M&E - 0.45%	$—	$—	$—	$—

M&E - 0.50%	$—	$1.126556	$1.050756	$1.116011

M&E - 0.55%	$—	$1.125918	$1.050167	$1.115409

M&E - 0.60%	$—	$1.125314	$1.049583	$1.114789

M&E - 0.65%	$—	$1.124690	$1.049004	$1.114173

M&E - 0.70%	$—	$1.124056	$1.048415	$1.113552

M&E - 0.80%	$—	$1.122808	$1.047269	$1.112325

M&E - 1.30%	$—	$1.116648	$1.041503	$—

See accompanying notes.

37

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	American Funds Growth Fund	American Funds International Fund	GE Investments Total Return Fund

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—

Cost	$—	$—	$—

Number of shares - Service	—	1,700.563	1,026.466

Cost	$—	$27,410	$16,134

Investments in mutual funds, Level 1 quoted price at net asset value	$—	$30,576	$16,814
Receivable for units sold	—	—	—

Total assets	—	30,576	16,814

Liabilities
Payable for units redeemed	—	—	1

	$—	$30,576	$16,813

Net Assets:
Deferred annuity contracts terminable by owners	$—	$30,576	$16,813

Total Net Assets	$—	$30,576	$16,813

Accumulation units outstanding - Initial:
M&E - 0.30%	—	—	—

M&E - 0.45%	—	—	—

M&E -0.50%	—	—	—

M&E - 0.55%	—	—	—

M&E - 0.60%	—	—	—

M&E - 0.65%	—	—	—

M&E - 0.70%	—	—	—

M&E - 0.80%	—	—	—

M&E - 1.30%	—	—	—

38

Transamerica Life Insurance Company

Separate Account VA X

Statements of Assets and Liabilities

December 31, 2010

	American Funds Growth Fund	American Funds International Fund	GE Investments Total Return Fund

	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 0.30%	$—	$—	$—

M&E - 0.45%	$—	$—	$—

M&E - 0.50%	$—	$—	$—

M&E - 0.55%	$—	$—	$—

M&E - 0.60%	$—	$—	$—

M&E - 0.65%	$—	$—	$—

M&E - 0.70%	$—	$—	$—

M&E - 0.80%	$—	$—	$—

M&E - 1.30%	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 0.30%	—	—	—

M&E - 0.45%	—	—	—

M&E - 0.50%	—	—	—

M&E - 0.55%	—	—	—

M&E - 0.60%	—	29,311	15,422

M&E - 0.65%	—	—	—

M&E - 0.70%	—	—	—

M&E - 0.80%	—	—	—

M&E - 1.30%	—	—	—

Accumulation unit value - Service:
M&E - 0.30%	$—	$—	$—

M&E - 0.45%	$—	$—	$—

M&E - 0.50%	$1.182327	$1.044328	$1.091450

M&E - 0.55%	$1.181666	$1.043757	$1.090845

M&E - 0.60%	$1.181011	$1.043166	$1.090246

M&E - 0.65%	$1.180363	$1.042596	$1.089646

M&E - 0.70%	$1.179699	$1.042015	$1.089039

M&E - 0.80%	$1.178408	$1.040869	$1.087840

M&E - 1.30%	$—	$—	$1.081849

See accompanying notes.

39

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Asset Allocation- Conservative VP	Transamerica Asset Allocation-Growth VP	Transamerica Asset Allocation-Moderate VP	Transamerica Asset Allocation-Moderate Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$56,266	$414	$160,512	$68,821
Expenses
Administrative, mortality and expense risk charge	10,620	174	33,301	23,915

Net investment income (loss)	45,646	240	127,211	44,906

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	5,089	—	—	—
Proceeds from sales	551,090	46,165	1,617,815	746,872
Cost of investments sold	508,174	72,556	1,376,942	909,710

Net realized capital gains (losses) on investments	48,005	(26,391)	240,873	(162,838)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	185,874	(26,663)	822,021	(122,013)
End of period	240,933	—	965,324	353,632

Net change in unrealized appreciation/depreciation of investments	55,059	26,663	143,303	475,645

Net realized and unrealized capital gains (losses) on investments	103,064	272	384,176	312,807

Increase (decrease) in net assets from operations	$148,710	$512	$511,387	$357,713

See accompanying notes.

40

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Diversified Equity VP	Transamerica BlackRock Large Cap Value VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica JPMorgan Enhanced Index VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$680	$2,529	$800	$—
Expenses
Administrative, mortality and expense risk charge	355	1,519	82	—

Net investment income (loss)	325	1,010	718	—

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	14,651	37,180	12,841	—
Cost of investments sold	10,739	37,774	11,046	—

Net realized capital gains (losses) on investments	3,912	(594)	1,795	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	8,949	287	2,791	—
End of period	16,012	8,130	2,209	—

Net change in unrealized appreciation/depreciation of investments	7,063	7,843	(582)	—

Net realized and unrealized capital gains (losses) on investments	10,975	7,249	1,213	—

Increase (decrease) in net assets from operations	$11,300	$8,259	$1,931	$—

See accompanying notes.

41

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Focus VP	Transamerica Jennison Growth VP	Transamerica AEGON High Yield Bond VP	Transamerica MFS International Equity Fund VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$79	$32,451	$—
Expenses
Administrative, mortality and expense risk charge	—	839	2,197	—

Net investment income (loss)	—	(760)	30,254	—

Net realized & unrealized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	—	106,615	279,581	—
Cost of investments sold	—	115,243	215,102	—

Net realized capital gains (losses) on investments	—	(8,628)	64,479	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	64,464	—
End of period	—	13,104	4,865	—

Net change in unrealized appreciation/depreciation of investments	—	13,104	(59,599)	—

Net realized and unrealized capital gains (losses) on investments	—	4,476	4,880	—

Increase (decrease) in net assets from operations	$—	$3,716	$35,134	$—

See accompanying notes.

42

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica PIMCO Total Return VP	Transamerica T.Rowe Price Small Cap VP	Transamerica Third Avenue Value VP	Transamerica Balanced VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$69,569	$—	$11,039	$1
Expenses
Administrative, mortality and expense risk charge	10,834	144	2,493	13

Net investment income (loss)	58,735	(144)	8,546	(12)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,434	—	—	—
Proceeds from sales	514,822	14,843	20,755	12,270
Cost of investments sold	485,619	12,162	16,849	10,290

Net realized capital gains (losses) on investments	31,637	2,681	3,906	1,980

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	11,999	4,738	61,599	2,221
End of period	16,323	9,695	103,938	32

Net change in unrealized appreciation/depreciation of investments	4,324	4,957	42,339	(2,189)

Net realized and unrealized capital gains (losses) on investments	35,961	7,638	46,245	(209)

Increase (decrease) in net assets from operations	$94,696	$7,494	$54,791	$(221)

See accompanying notes.

43

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica WMC Diversified Growth VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$6,042	$43	$1	$60
Expenses
Administrative, mortality and expense risk charge	536	51	26	6,342

Net investment income (loss)	5,506	(8)	(25)	(6,282)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	39,079	2,433	5,122	1,045,133
Cost of investments sold	61,647	1,977	5,223	1,045,133

Net realized capital gains (losses) on investments	(22,568)	456	(101)	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(29,801)	1,754	—	—
End of period	(3,306)	2,425	1,328	—

Net change in unrealized appreciation/depreciation of investments	26,495	671	1,328	—

Net realized and unrealized capital gains (losses) on investments	3,927	1,127	1,227	—

Increase (decrease) in net assets from operations	$9,433	$1,119	$1,202	$(6,282)

See accompanying notes.

44

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities VP PAM	Transamerica Morgan Stanley Active International Allocation VP	Transamerica Multi Managed Large Cap Core VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$8,197	$—	$2,283	$139
Expenses
Administrative, mortality and expense risk charge	1,649	—	551	105

Net investment income (loss)	6,548	—	1,732	34

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	6,413	—	—	—
Proceeds from sales	223,335	—	46,298	105
Cost of investments sold	208,630	—	55,962	98

Net realized capital gains (losses) on investments	21,118	—	(9,664)	7

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	16,779	—	(8,046)	—
End of period	(1,473)	—	8,669	3,827

Net change in unrealized appreciation/depreciation of investments	(18,252)	—	16,715	3,827

Net realized and unrealized capital gains (losses) on investments	2,866	—	7,051	3,834

Increase (decrease) in net assets from operations	$9,414	$—	$8,783	$3,868

See accompanying notes.

45

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Morgan Stanley Mid- Cap Growth VP	Transamerica International Moderate Growth VP	Transamerica Small/Mid Cap Value VP	Transamerica ProFunds UltraBear Fund - SC OAM

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$101	$23,867	$883	$—
Expenses
Administrative, mortality and expense risk charge	472	6,979	642	392

Net investment income (loss)	(371)	16,888	241	(392)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	16,949	144,217	47,300	210,013
Cost of investments sold	15,453	185,347	39,884	244,098

Net realized capital gains (losses) on investments	1,496	(41,130)	7,416	(34,085)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	18,019	5,136	—
End of period	24,864	125,070	28,065	(4,631)

Net change in unrealized appreciation/depreciation of investments	24,864	107,051	22,929	(4,631)

Net realized and unrealized capital gains (losses) on investments	26,360	65,921	30,345	(38,716)

Increase (decrease) in net assets from operations	$25,989	$82,809	$30,586	$(39,108)

See accompanying notes.

46

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica BlackRock Global Allocation VP - SC	Transamerica BlackRock Tactical Allocation VP - SC	Transamerica Index 50 VP SC	Transamerica Index 75 VP SC

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$2,271	$223	$9,357	$26,935
Expenses
Administrative, mortality and expense risk charge	2,498	290	3,377	16,423

Net investment income (loss)	(227)	(67)	5,980	10,512

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	173	8,568	22,891
Proceeds from sales	7,264	2,926	8,406	887,160
Cost of investments sold	6,844	2,953	7,001	666,622

Net realized capital gains (losses) on investments	420	146	9,973	243,429

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	5,020	276,065
End of period	69,238	4,021	67,649	333,723

Net change in unrealized appreciation/depreciation of investments	69,238	4,021	62,629	57,658

Net realized and unrealized capital gains (losses) on investments	69,658	4,167	72,602	301,087

Increase (decrease) in net assets from operations	$69,431	$4,100	$78,582	$311,599

See accompanying notes.

47

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Efficient Markets VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Foxhall Global Conservative VP	Transamerica Foxhall Global Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$310	$28	$16	$—
Expenses
Administrative, mortality and expense risk charge	372	46	68	—

Net investment income (loss)	(62)	(18)	(52)	—

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	837	69	9	—
Proceeds from sales	51,299	45	191	—
Cost of investments sold	41,495	46	200	—

Net realized capital gains (losses) on investments	10,641	68	—	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	7,025	—	—	—
End of period	3,273	593	(968)	—

Net change in unrealized appreciation/depreciation of investments	(3,752)	593	(968)	—

Net realized and unrealized capital gains (losses) on investments	6,889	661	(968)	—

Increase (decrease) in net assets from operations	$6,827	$643	$(1,020)	$—

See accompanying notes.

48

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Foxhall Global Hard Asset VP	Transamerica Hanlon Balanced VP	Transamerica Hanlon Growth and Income VP	Transamerica Hanlon Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$43	$414	$64	$1,419
Expenses
Administrative, mortality and expense risk charge	145	723	30	724

Net investment income (loss)	(102)	(309)	34	695

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	102	202	37	943
Proceeds from sales	144	6,136	30	23,809
Cost of investments sold	145	6,328	30	24,603

Net realized capital gains (losses) on investments	101	10	37	149

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	2,068	(3,270)	350	839

Net change in unrealized appreciation/depreciation of investments	2,068	(3,270)	350	839

Net realized and unrealized capital gains (losses) on investments	2,169	(3,260)	387	988

Increase (decrease) in net assets from operations	$2,067	$(3,569)	$421	$1,683

See accompanying notes.

49

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Hanlon Managed Income VP	Transamerica Index 100 VP	Transamerica Index 35 VP	Transamerica JP Morgan Midcap Value VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$478	$—	$4	$154
Expenses
Administrative, mortality and expense risk charge	1,479	—	84	41

Net investment income (loss)	(1,001)	—	(80)	113

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	804	—	—	—
Proceeds from sales	40,911	—	165	10,548
Cost of investments sold	40,598	—	156	10,011

Net realized capital gains (losses) on investments	1,117	—	9	537

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(2,644)	—	1,702	638

Net change in unrealized appreciation/depreciation of investments	(2,644)	—	1,702	638

Net realized and unrealized capital gains (losses) on investments	(1,527)	—	1,711	1,175

Increase (decrease) in net assets from operations	$(2,528)	$—	$1,631	$1,288

See accompanying notes.

50

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Invesco V.I. Basic Value - Series II	Invesco V.I. Capital Appreciation Fund- Series II	AllianceBernstein Growth and Income Class B	AllianceBernstein Large Cap Growth Class B

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses
Administrative, mortality and expense risk charge	—	—	—	—

Net investment income (loss)	—	—	—	—

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	—	—	—	—
Cost of investments sold	—	—	—	—

Net realized capital gains (losses) on investments	—	—	—	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Net realized and unrealized capital gains (losses) on investments	—	—	—	—

Increase (decrease) in net assets from operations	$—	$—	$—	$—

See accompanying notes.

51

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	AllianceBernstein Balanced Wealth Strategy	Franklin Templeton VIP Founding Funds Allocation	NVIT Developing Markets Fund	Janus Aspen–Enterprise

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$3	$7,746	$—	$—
Expenses
Administrative, mortality and expense risk charge	7	3,158	153	—

Net investment income (loss)	(4)	4,588	(153)	—

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	29	—	—
Proceeds from sales	10	12,858	6,624	—
Cost of investments sold	8	12,161	5,347	—

Net realized capital gains (losses) on investments	2	726	1,277	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	17	1,995	1,570	—
End of period	396	28,323	4,277	—

Net change in unrealized appreciation/depreciation of investments	379	26,328	2,707	—

Net realized and unrealized capital gains (losses) on investments	381	27,054	3,984	—

Increase (decrease) in net assets from operations	$377	$31,642	$3,831	$—

See accompanying notes.

52

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Janus Aspen–Worldwide	MFS® New Discovery Series	MFS® Total Return Series	Fidelity VIP Contrafund

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$1,515
Expenses
Administrative, mortality and expense risk charge	—	—	—	679

Net investment income (loss)	—	—	—	836

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	55
Proceeds from sales	—	—	—	32,066
Cost of investments sold	—	—	—	44,114

Net realized capital gains (losses) on investments	—	—	—	(11,993)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	2,166
End of period	—	—	—	30,164

Net change in unrealized appreciation/depreciation of investments	—	—	—	27,998

Net realized and unrealized capital gains (losses) on investments	—	—	—	16,005

Increase (decrease) in net assets from operations	$—	$—	$—	$16,841

See accompanying notes.

53

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Fidelity VIP Equity- Income	Fidelity VIP Growth	Fidelity VIP Mid Cap	Fidelity VIP Value Strategies

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$198	$19	$14	$31
Expenses
Administrative, mortality and expense risk charge	29	25	31	40

Net investment income (loss)	169	(6)	(17)	(9)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	20	34	—
Proceeds from sales	1,813	934	12,626	10,700
Cost of investments sold	1,695	665	10,988	9,904

Net realized capital gains (losses) on investments	118	289	1,672	796

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	565	2,327	—
End of period	1,182	1,342	1,315	687

Net change in unrealized appreciation/depreciation of investments	1,182	777	(1,012)	687

Net realized and unrealized capital gains (losses) on investments	1,300	1,066	660	1,483

Increase (decrease) in net assets from operations	$1,469	$1,060	$643	$1,474

See accompanying notes.

54

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Fidelity VIP Balanced	Wanger International	Wanger USA	Vanguard - Equity Index

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$807	$2,004	$—	$2,441
Expenses
Administrative, mortality and expense risk charge	539	449	327	1,263

Net investment income (loss)	268	1,555	(327)	1,178

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	313	—	—	1,359
Proceeds from sales	43,717	7,212	14,724	14,692
Cost of investments sold	33,385	3,766	12,142	11,148

Net realized capital gains (losses) on investments	10,645	3,446	2,582	4,903

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	8,450	16,086	2,354	27,851
End of period	7,823	29,682	11,135	58,199

Net change in unrealized appreciation/depreciation of investments	(627)	13,596	8,781	30,348

Net realized and unrealized capital gains (losses) on investments	10,018	17,042	11,363	35,251

Increase (decrease) in net assets from operations	$10,286	$18,597	$11,036	$36,429

See accompanying notes.

55

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Vanguard - International	Vanguard - Mid-Cap Index	Vanguard - REIT Index	Vanguard - Short- Term Investment Grade

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$3,510	$372	$850	$17,633
Expenses
Administrative, mortality and expense risk charge	1,619	579	291	4,954

Net investment income (loss)	1,891	(207)	559	12,679

Net realized & unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	25,632	12,951	2,954	89,907
Cost of investments sold	18,413	7,732	1,911	86,255

Net realized capital gains (losses) on investments	7,219	5,219	1,043	3,652

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	38,133	11,540	10,273	37,349
End of period	73,109	31,323	18,142	55,121

Net change in unrealized appreciation/depreciation of investments	34,976	19,783	7,869	17,772

Net realized and unrealized capital gains (losses) on investments	42,195	25,002	8,912	21,424

Increase (decrease) in net assets from operations	$44,086	$24,795	$9,471	$34,103

See accompanying notes.

56

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Vanguard - Total Bond Market Index	American Funds Asset Allocation Fund	American Funds Bond Fund	American Funds Growth & Income Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$17,564	$1,271	$570	$—
Expenses
Administrative, mortality and expense risk charge	3,488	348	112	—

Net investment income (loss)	14,076	923	458	—

Net realized & unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	854	—	—	—
Proceeds from sales	155,892	2,809	17,248	—
Cost of investments sold	145,807	2,922	17,086	—

Net realized capital gains (losses) on investments	10,939	(113)	162	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	25,611	—	—	—
End of period	29,742	5,083	(181)	—

Net change in unrealized appreciation/depreciation of investments	4,131	5,083	(181)	—

Net realized and unrealized capital gains (losses) on investments	15,070	4,970	(19)	—

Increase (decrease) in net assets from operations	$29,146	$5,893	$439	$—

See accompanying notes.

57

Transamerica Life Insurance Company

Separate Account VA X

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	American Funds Growth Fund	American Funds International Fund	GE Investments Total Return Fund

	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$581	$191
Expenses
Administrative, mortality and expense risk charge	—	215	93

Net investment income (loss)	—	366	98

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—
Proceeds from sales	—	215	225
Cost of investments sold	—	207	224

Net realized capital gains (losses) on investments	—	8	1

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—
End of period	—	3,166	680

Net change in unrealized appreciation/depreciation of investments	—	3,166	680

Net realized and unrealized capital gains (losses) on investments	—	3,174	681

Increase (decrease) in net assets from operations	$—	$3,540	$779

See accompanying notes.

58

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Asset Allocation- Conservative VP		Transamerica Asset Allocation- Growth VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$45,646	$38,945	$240	$694
Net realized capital gains (losses) on investments	48,005	(3,440)	(26,391)	3,019
Net change in unrealized appreciation/depreciation of investments	55,059	235,937	26,663	6,465

Increase (decrease) in net assets from operations	148,710	271,442	512	10,178

Contract transactions
Net contract purchase payments	250,000	108,902	—	—
Transfer payments from (to) other subaccounts or general account	349,777	1,380,947	(45,993)	2
Contract terminations, withdrawals, and other deductions	(201,203)	(76,262)	—	—
Contract maintenance charges	(4,126)	(4,104)	—	—

Increase (decrease) in net assets from contract transactions	394,448	1,409,483	(45,993)	2

Net increase (decrease) in net assets	543,158	1,680,925	(45,481)	10,180

Net assets:
Beginning of the period	1,819,021	138,096	45,481	35,301

End of the period	$2,362,179	$1,819,021	$—	$45,481

See accompanying notes.

59

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Asset Allocation- Moderate VP		Transamerica Asset Allocation- Moderate Growth VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$127,211	$175,253	$44,906	$88,482
Net realized capital gains (losses) on investments	240,873	(367,193)	(162,838)	(604,738)
Net change in unrealized appreciation/depreciation of investments	143,303	1,273,362	475,645	1,273,177

Increase (decrease) in net assets from operations	511,387	1,081,422	357,713	756,921

Contract transactions
Net contract purchase payments	40,510	319,121	162,781	1,063,627
Transfer payments from (to) other subaccounts or general account	(438,555)	(545,120)	(72,066)	(1,486,267)
Contract terminations, withdrawals, and other deductions	(464,018)	(300,334)	(36,529)	(41,369)
Contract maintenance charges	(16,502)	(13,077)	(28,233)	(20,826)

Increase (decrease) in net assets from contract transactions	(878,565)	(539,410)	25,953	(484,835)

Net increase (decrease) in net assets	(367,178)	542,012	383,666	272,086

Net assets:
Beginning of the period	5,628,385	5,086,373	3,023,425	2,751,339

End of the period	$5,261,207	$5,628,385	$3,407,091	$3,023,425

See accompanying notes.

60

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Diversified Equity VP		Transamerica BlackRock Large Cap Value VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$325	$378	$1,010	$(9)
Net realized capital gains (losses) on investments	3,912	23	(594)	—
Net change in unrealized appreciation/depreciation of investments	7,063	8,949	7,843	287

Increase (decrease) in net assets from operations	11,300	9,350	8,259	278

Contract transactions
Net contract purchase payments	25,686	—	21,576	—
Transfer payments from (to) other subaccounts or general account	(14,068)	30,860	346,817	12,495
Contract terminations, withdrawals, and other deductions	—	—	(2,838)	—
Contract maintenance charges	(227)	(18)	(303)	—

Increase (decrease) in net assets from contract transactions	11,391	30,842	365,252	12,495

Net increase (decrease) in net assets	22,691	40,192	373,511	12,773

Net assets:
Beginning of the period	40,192	—	12,773	—

End of the period	$62,883	$40,192	$386,284	$12,773

See accompanying notes.

61

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Clarion Global Real Estate Securities VP		Transamerica JPMorgan Enhanced Index VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$718	$(50)	$—	$—
Net realized capital gains (losses) on investments	1,795	(180)	—	—
Net change in unrealized appreciation/depreciation of investments	(582)	2,791	—	—

Increase (decrease) in net assets from operations	1,931	2,561	—	—

Contract transactions
Net contract purchase payments	143	—	—	—
Transfer payments from (to) other subaccounts or general account	10,723	11,209	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	10,866	11,209	—	—

Net increase (decrease) in net assets	12,797	13,770	—	—

Net assets:
Beginning of the period	13,770	—	—	—

End of the period	$26,567	$13,770	$—	$—

See accompanying notes.

62

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Focus VP		Transamerica Jennison Growth VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$—	$—	$(760)	$—
Net realized capital gains (losses) on investments	—	—	(8,628)	—
Net change in unrealized appreciation/depreciation of investments	—	—	13,104	—

Increase (decrease) in net assets from operations	—	—	3,716	—

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	—	—	164,234	—
Contract terminations, withdrawals, and other deductions	—	—	(8)	—
Contract maintenance charges	—	—	(299)	—

Increase (decrease) in net assets from contract transactions	—	—	163,927	—

Net increase (decrease) in net assets	—	—	167,643	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$167,643	$—

See accompanying notes.

63

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica AEGON High Yield Bond VP		Transamerica MFS International Equity Fund VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$30,254	$18,326	$—	$—
Net realized capital gains (losses) on investments	64,479	13,346	—	—
Net change in unrealized appreciation/depreciation of investments	(59,599)	65,249	—	—

Increase (decrease) in net assets from operations	35,134	96,921	—	—

Contract transactions
Net contract purchase payments	21,719	245,361	—	—
Transfer payments from (to) other subaccounts or general account	(253,533)	65,947	—	—
Contract terminations, withdrawals, and other deductions	(96)	(55,583)	—	—
Contract maintenance charges	(137)	—	—	—

Increase (decrease) in net assets from contract transactions	(232,047)	255,725	—	—

Net increase (decrease) in net assets	(196,913)	352,646	—	—

Net assets:
Beginning of the period	394,546	41,900	—	—

End of the period	$197,633	$394,546	$—	$—

See accompanying notes.

64

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica PIMCO Total Return VP		Transamerica T.Rowe Price Small Cap VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$58,735	$43,699	$(144)	$(101)
Net realized capital gains (losses) on investments	31,637	59,586	2,681	1,271
Net change in unrealized appreciation/depreciation of investments	4,324	(4,728)	4,957	4,738

Increase (decrease) in net assets from operations	94,696	98,557	7,494	5,908

Contract transactions
Net contract purchase payments	265,356	928,767	143	18,769
Transfer payments from (to) other subaccounts or general account	234,670	588,947	5,038	3,853
Contract terminations, withdrawals, and other deductions	(306,802)	(695,655)	(92)	—
Contract maintenance charges	(1,471)	(1,237)	(8)	—

Increase (decrease) in net assets from contract transactions	191,753	820,822	5,081	22,622

Net increase (decrease) in net assets	286,449	919,379	12,575	28,530

Net assets:
Beginning of the period	1,626,722	707,343	28,530	—

End of the period	$1,913,171	$1,626,722	$41,105	$28,530

See accompanying notes.

65

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Third Avenue Value VP		Transamerica Balanced VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$8,546	$(1,615)	$(12)	$125
Net realized capital gains (losses) on investments	3,906	30,971	1,980	210
Net change in unrealized appreciation/depreciation of investments	42,339	70,476	(2,189)	2,221

Increase (decrease) in net assets from operations	54,791	99,832	(221)	2,556

Contract transactions
Net contract purchase payments	—	213,288	—	—
Transfer payments from (to) other subaccounts or general account	(18,218)	63,522	1,607	10,057
Contract terminations, withdrawals, and other deductions	—	(13,590)	—	—
Contract maintenance charges	(42)	(16)	(7)	—

Increase (decrease) in net assets from contract transactions	(18,260)	263,204	1,600	10,057

Net increase (decrease) in net assets	36,531	363,036	1,379	12,613

Net assets:
Beginning of the period	396,132	33,096	12,613	—

End of the period	$432,663	$396,132	$13,992	$12,613

See accompanying notes.

66

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Year Ended December 31, 2010 and 2009, Except as Noted

	Transamerica AllianceBernstein Dynamic Allocation VP		Transamerica WMC Diversified Growth VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$5,506	$1,791	$(8)	$(23)
Net realized capital gains (losses) on investments	(22,568)	(241)	456	(3,681)
Net change in unrealized appreciation/depreciation of investments	26,495	13,478	671	7,711

Increase (decrease) in net assets from operations	9,433	15,028	1,119	4,007

Contract transactions
Net contract purchase payments	197,173	—	—	—
Transfer payments from (to) other subaccounts or general account	18,543	—	250	(9,733)
Contract terminations, withdrawals, and other deductions	(2,799)	—	(504)	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	212,917	—	(254)	(9,733)

Net increase (decrease) in net assets	222,350	15,028	865	(5,726)

Net assets:
Beginning of the period	64,172	49,144	8,282	14,008

End of the period	$286,522	$64,172	$9,147	$8,282

See accompanying notes.

67

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Year Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Growth Opportunities VP		Transamerica Money Market VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(25)	$—	$(6,282)	$(5,974)
Net realized capital gains (losses) on investments	(101)	—	—	—
Net change in unrealized appreciation/depreciation of investments	1,328	—	—	—

Increase (decrease) in net assets from operations	1,202	—	(6,282)	(5,974)

Contract transactions
Net contract purchase payments	—	—	354,742	412,509
Transfer payments from (to) other subaccounts or general account	6,400	—	(821,102)	(324,224)
Contract terminations, withdrawals, and other deductions	(73)	—	(72,131)	(34,619)
Contract maintenance charges	—	—	(70)	(950)

Increase (decrease) in net assets from contract transactions	6,327	—	(538,561)	52,716

Net increase (decrease) in net assets	7,529	—	(544,843)	46,742

Net assets:
Beginning of the period	—	—	1,455,765	1,409,023

End of the period	$7,529	$—	$910,922	$1,455,765

See accompanying notes.

68

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Year Ended December 31, 2010 and 2009, Except as Noted

	Transamerica U.S. Government Securities VP		Transamerica U.S. Government Securities VP PAM

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$6,548	$6,740	$—	$—
Net realized capital gains (losses) on investments	21,118	11,675	—	—
Net change in unrealized appreciation/depreciation of investments	(18,252)	(6,894)	—	—

Increase (decrease) in net assets from operations	9,414	11,521	—	—

Contract transactions
Net contract purchase payments	22,799	119,868	—	—
Transfer payments from (to) other subaccounts or general account	(26,216)	(251,382)	—	—
Contract terminations, withdrawals, and other deductions	(71,956)	(40,552)	—	—
Contract maintenance charges	(242)	—	—	—

Increase (decrease) in net assets from contract transactions	(75,615)	(172,066)	—	—

Net increase (decrease) in net assets	(66,201)	(160,545)	—	—

Net assets:
Beginning of the period	380,298	540,843	—	—

End of the period	$314,097	$380,298	$—	$—

See accompanying notes.

69

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Year Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Morgan Stanley Active International Allocation VP		Transamerica Multi Managed Large Cap Core VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$1,732	$(140)	$34	$—
Net realized capital gains (losses) on investments	(9,664)	(7,549)	7	—
Net change in unrealized appreciation/depreciation of investments	16,715	15,878	3,827	—

Increase (decrease) in net assets from operations	8,783	8,189	3,868	—

Contract transactions
Net contract purchase payments	87,267	—	—	—
Transfer payments from (to) other subaccounts or general account	(20,495)	(12,168)	19,312	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	(656)	—	—	—

Increase (decrease) in net assets from contract transactions	66,116	(12,168)	19,312	—

Net increase (decrease) in net assets	74,899	(3,979)	23,180	—

Net assets:
Beginning of the period	32,063	36,042	—	—

End of the period	$106,962	$32,063	$23,180	$—

See accompanying notes.

70

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Year Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Morgan Stanley Mid-Cap Growth VP		Transamerica International Moderate Growth VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(371)	$—	$16,888	$10,029
Net realized capital gains (losses) on investments	1,496	—	(41,130)	(11,216)
Net change in unrealized appreciation/depreciation of investments	24,864	—	107,051	128,975

Increase (decrease) in net assets from operations	25,989	—	82,809	127,788

Contract transactions
Net contract purchase payments	78,329	—	10,003	244,369
Transfer payments from (to) other subaccounts or general account	17,287	—	(74,079)	409,402
Contract terminations, withdrawals, and other deductions	(73)	—	(24,755)	(7,695)
Contract maintenance charges	(676)	—	(6,911)	(3,130)

Increase (decrease) in net assets from contract transactions	94,867	—	(95,742)	642,946

Net increase (decrease) in net assets	120,856	—	(12,933)	770,734

Net assets:
Beginning of the period	—	—	1,010,600	239,866

End of the period	$120,856	$—	$997,667	$1,010,600

See accompanying notes.

71

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Year Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Small/Mid Cap Value VP		Transamerica ProFunds UltraBear Fund - SC OAM

	Subaccount		Subaccount
	2010	2009	2010	2009(1)
Operations
Net investment income (loss)	$241	$646	$(392)	$—
Net realized capital gains (losses) on investments	7,416	1,108	(34,085)	(5)
Net change in unrealized appreciation/depreciation of investments	22,929	5,136	(4,631)	—

Increase (decrease) in net assets from operations	30,586	6,890	(39,108)	(5)

Contract transactions
Net contract purchase payments	72,438	—	—	—
Transfer payments from (to) other subaccounts or general account	19,471	21,377	79,062	97
Contract terminations, withdrawals, and other deductions	(1,078)	—	(1,465)	(92)
Contract maintenance charges	(552)	—	(702)	—

Increase (decrease) in net assets from contract transactions	90,279	21,377	76,895	5

Net increase (decrease) in net assets	120,865	28,267	37,787	—

Net assets:
Beginning of the period	28,267	—	—	—

End of the period	$149,132	$28,267	$37,787	$—

See accompanying notes.

72

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica BlackRock Global Allocation VP - SC		Transamerica BlackRock Tactical Allocation VP - SC
	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$(227)	$(215)	$(67)	$—
Net realized capital gains (losses) on investments	420	13,063	146	(1)
Net change in unrealized appreciation/depreciation of investments	69,238	—	4,021	—

Increase (decrease) in net assets from operations	69,431	12,848	4,100	(1)

Contract transactions
Net contract purchase payments	734,481	100	20,000	200
Transfer payments from (to) other subaccounts or general account	41,495	(12,844)	42,933	(96)
Contract terminations, withdrawals, and other deductions	—	(104)	—	(103)
Contract maintenance charges	(83)	—	(464)	—

Increase (decrease) in net assets from contract transactions	775,893	(12,848)	62,469	1

Net increase (decrease) in net assets	845,324	—	66,569	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$845,324	$—	$66,569	$—

See accompanying notes.

73

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Index 50 VP SC		Transamerica Index 75 VP SC

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$5,980	$(820)	$10,512	$(1,846)
Net realized capital gains (losses) on investments	9,973	31,465	243,429	18,377
Net change in unrealized appreciation/depreciation of investments	62,629	5,020	57,658	255,763

Increase (decrease) in net assets from operations	78,582	35,665	311,599	272,294

Contract transactions
Net contract purchase payments	787,550	300,000	940,860	1,135,073
Transfer payments from (to) other subaccounts or general account	5,137	(280,271)	(60,926)	528,433
Contract terminations, withdrawals, and other deductions	(3,412)	—	(665,106)	(7,571)
Contract maintenance charges	(1,724)	—	(19,937)	(2,807)

Increase (decrease) in net assets from contract transactions	787,551	19,729	194,891	1,653,128

Net increase (decrease) in net assets	866,133	55,394	506,490	1,925,422

Net assets:
Beginning of the period	55,394	—	2,230,999	305,577

End of the period	$921,527	$55,394	$2,737,489	$2,230,999

See accompanying notes.

74

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Efficient Markets VP		Transamerica Foxhall Emerging Markets/Pacific Rim VP

	Subaccount		Subaccount
	2010	2009	2010	2009(1)
Operations
Net investment income (loss)	$(62)	$(172)	$(18)	$—
Net realized capital gains (losses) on investments	10,641	36	68	—
Net change in unrealized appreciation/depreciation of investments	(3,752)	7,025	593	—

Increase (decrease) in net assets from operations	6,827	6,889	643	—

Contract transactions
Net contract purchase payments	50,000	42,500	—	100
Transfer payments from (to) other subaccounts or general account	297	(74)	10,829	—
Contract terminations, withdrawals, and other deductions	(50,154)	—	—	(100)
Contract maintenance charges	(791)	—	—	—

Increase (decrease) in net assets from contract transactions	(648)	42,426	10,829	—

Net increase (decrease) in net assets	6,179	49,315	11,472	—

Net assets:
Beginning of the period	49,315	—	—	—

End of the period	$55,494	$49,315	$11,472	$—

See accompanying notes.

75

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Foxhall Global Conservative VP		Transamerica Foxhall Global Growth VP

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$(52)	$—	$—	$—
Net realized capital gains (losses) on investments	—	—	—	1
Net change in unrealized appreciation/depreciation of investments	(968)	—	—	—

Increase (decrease) in net assets from operations	(1,020)	—	—	1

Contract transactions
Net contract purchase payments	—	100	—	100
Transfer payments from (to) other subaccounts or general account	16,165	—	—	—
Contract terminations, withdrawals, and other deductions	—	(100)	—	(101)
Contract maintenance charges	(123)	—	—	—

Increase (decrease) in net assets from contract transactions	16,042	—	—	(1)

Net increase (decrease) in net assets	15,022	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$15,022	$—	$—	$—

See accompanying notes.

76

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Foxhall Global Hard Asset VP		Transamerica Hanlon Balanced VP

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$(102)	$—	$(309)	$—
Net realized capital gains (losses) on investments	101	—	10	—
Net change in unrealized appreciation/depreciation of investments	2,068	—	(3,270)	—

Increase (decrease) in net assets from operations	2,067	—	(3,569)	—

Contract transactions
Net contract purchase payments	1,781	100	—	100
Transfer payments from (to) other subaccounts or general account	32,513	—	129,932	—
Contract terminations, withdrawals, and other deductions	—	(100)	(735)	(100)
Contract maintenance charges	—	—	(364)	—

Increase (decrease) in net assets from contract transactions	34,294	—	128,833	—

Net increase (decrease) in net assets	36,361	—	125,264	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$36,361	$—	$125,264	$—

See accompanying notes.

77

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Hanlon Growth and Income VP		Transamerica Hanlon Growth VP

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$34	$—	$695	$—
Net realized capital gains (losses) on investments	37	—	149	—
Net change in unrealized appreciation/depreciation of investments	350	—	839	—

Increase (decrease) in net assets from operations	421	—	1,683	—

Contract transactions
Net contract purchase payments	10,827	100	—	100
Transfer payments from (to) other subaccounts or general account	—	—	165,083	—
Contract terminations, withdrawals, and other deductions	—	(100)	(785)	(100)
Contract maintenance charges	—	—	(902)	—

Increase (decrease) in net assets from contract transactions	10,827	—	163,396	—

Net increase (decrease) in net assets	11,248	—	165,079	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$11,248	$—	$165,079	$—

See accompanying notes.

78

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Hanlon Managed Income VP		Transamerica Index 100 VP

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$(1,001)	$—	$—	$—
Net realized capital gains (losses) on investments	1,117	—	—	1
Net change in unrealized appreciation/depreciation of investments	(2,644)	—	—	—

Increase (decrease) in net assets from operations	(2,528)	—	—	1

Contract transactions
Net contract purchase payments	284,399	100	—	100
Transfer payments from (to) other subaccounts or general account	179,012	—	—	—
Contract terminations, withdrawals, and other deductions	(13,740)	(100)	—	(101)
Contract maintenance charges	(857)	—	—	—

Increase (decrease) in net assets from contract transactions	448,814	—	—	(1)

Net increase (decrease) in net assets	446,286	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$446,286	$—	$—	$—

See accompanying notes.

79

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Index 35 VP		Transamerica JP Morgan Midcap Value VP

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$(80)	$—	$113	$—
Net realized capital gains (losses) on investments	9	1	537	1
Net change in unrealized appreciation/depreciation of investments	1,702	—	638	—

Increase (decrease) in net assets from operations	1,631	1	1,288	1

Contract transactions
Net contract purchase payments	33,000	110	4,452	111
Transfer payments from (to) other subaccounts or general account	(1)	(10)	1,477	(11)
Contract terminations, withdrawals, and other deductions	—	(101)	(89)	(101)
Contract maintenance charges	(81)	—	—	—

Increase (decrease) in net assets from contract transactions	32,918	(1)	5,840	(1)

Net increase (decrease) in net assets	34,549	—	7,128	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$34,549	$—	$7,128	$—

See accompanying notes.

80

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Invesco V.I. Basic Value - Series II		Invesco V.I. Capital Appreciation Fund-Series II

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	—	—	—

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) othersub accounts or general account	—	—	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	—

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

81

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	AllianceBernstein Growth and Income Class B		AllianceBernstein Large Cap Growth Class B
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	—	—	—
Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	—	—	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	—

Net increase (decrease) in net assets	—	—	—	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

82

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	AllianceBernstein Balanced Wealth Strategy		Franklin Templeton VIP Founding Funds Allocation
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(4)	$—	$4,588	$7,223
Net realized capital gains (losses) on investments	2	—	726	165
Net change in unrealized appreciation/depreciation of investments	379	17	26,328	1,995

Increase (decrease) in net assets from operations	377	17	31,642	9,383

Contract transactions
Net contract purchase payments	—	—	16,244	54,889
Transfer payments from (to) othersub accounts or general account	35,604	104	(6,534)	281,217
Contract terminations, withdrawals, and other deductions	—	(1)	(326)	(581)
Contract maintenance charges	(3)	—	(2,849)	—

Increase (decrease) in net assets from contract transactions	35,601	103	6,535	335,525

Net increase (decrease) in net assets	35,978	120	38,177	344,908

Net assets:
Beginning of the period	120	—	344,908	—

End of the period	$36,098	$120	$383,085	$344,908

See accompanying notes.

83

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	NVIT Developing Markets Fund		Janus Aspen–Enterprise

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(153)	$8	$—	$—
Net realized capital gains (losses) on investments	1,277	3	—	—
Net change in unrealized appreciation/depreciation of investments	2,707	1,570	—	—

Increase (decrease) in net assets from operations	3,831	1,581	—	—

Contract transactions
Net contract purchase payments	18,135	—	—	—
Transfer payments from (to) other subaccounts or general account	29,884	5,129	—	—
Contract terminations, withdrawals, and other deductions	(93)	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	47,926	5,129	—	—

Net increase (decrease) in net assets	51,757	6,710	—	—

Net assets:
Beginning of the period	6,710	—	—	—

End of the period	$58,467	$6,710	$—	$—

See accompanying notes.

84

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Janus Aspen–Worldwide		MFS® New Discovery Series

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	—	—	—

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	—	—	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	—

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

85

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	MFS® Total Return Series		Fidelity VIP Contrafund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$—	$—	$836	$1,027
Net realized capital gains (losses) on investments	—	—	(11,993)	(15,232)
Net change in unrealized appreciation/depreciation of investments	—	—	27,998	39,282

Increase (decrease) in net assets from operations	—	—	16,841	25,077

Contract transactions
Net contract purchase payments	—	—	—	42,468
Transfer payments from (to) other subaccounts or general account	—	—	(11,022)	21,642
Contract terminations, withdrawals, and other deductions	—	—	(1,687)	(2,010)
Contract maintenance charges	—	—	(6)	(6)

Increase (decrease) in net assets from contract transactions	—	—	(12,715)	62,094

Net increase (decrease) in net assets	—	—	4,126	87,171

Net assets:
Beginning of the period	—	—	128,521	41,350

End of the period	$—	$—	$132,647	$128,521

See accompanying notes.

86

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP Equity-Income		Fidelity VIP Growth

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$169	$—	$(6)	$2
Net realized capital gains (losses) on investments	118	—	289	2
Net change in unrealized appreciation/depreciation of investments	1,182	—	777	565

Increase (decrease) in net assets from operations	1,469	—	1,060	569

Contract transactions
Net contract purchase payments	4,452	—	4,452	—
Transfer payments from (to) other subaccounts or general account	6,132	—	(902)	2,622
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	(5)	—

Increase (decrease) in net assets from contract transactions	10,584	—	3,545	2,622

Net increase (decrease) in net assets	12,053	—	4,605	3,191

Net assets:
Beginning of the period	—	—	3,191	—

End of the period	$12,053	$—	$7,796	$3,191

See accompanying notes.

87

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP Mid Cap		Fidelity VIP Value Strategies

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(17)	$25	$(9)	$—
Net realized capital gains (losses) on investments	1,672	519	796	—
Net change in unrealized appreciation/depreciation of investments	(1,012)	2,327	687	—

Increase (decrease) in net assets from operations	643	2,871	1,474	—

Contract transactions
Net contract purchase payments	—	10,380	3,561	—
Transfer payments from (to) other subaccounts or general account	(12,592)	2,829	1,330	—
Contract terminations, withdrawals, and other deductions	—	—	(89)	—
Contract maintenance charges	(5)	—	—	—

Increase (decrease) in net assets from contract transactions	(12,597)	13,209	4,802	—

Net increase (decrease) in net assets	(11,954)	16,080	6,276	—

Net assets:
Beginning of the period	16,080	—	—	—

End of the period	$4,126	$16,080	$6,276	$—

See accompanying notes.

88

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP Balanced		Wanger International

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$268	$800	$1,555	$1,402
Net realized capital gains (losses) on investments	10,645	276	3,446	10,935
Net change in unrealized appreciation/depreciation of investments	(627)	8,450	13,596	16,086

Increase (decrease) in net assets from operations	10,286	9,526	18,597	28,423

Contract transactions
Net contract purchase payments	20,000	60,000	16,574	36,402
Transfer payments from (to) other subaccounts or general account	12,297	(1,128)	22,285	(18,929)
Contract terminations, withdrawals, and other deductions	(38,247)	—	(942)	—
Contract maintenance charges	(800)	—	(42)	—

Increase (decrease) in net assets from contract transactions	(6,750)	58,872	37,875	17,473

Net increase (decrease) in net assets	3,536	68,398	56,472	45,896

Net assets:
Beginning of the period	68,398	—	45,896	—

End of the period	$71,934	$68,398	$102,368	$45,896

See accompanying notes.

89

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Wanger USA		Vanguard - Equity Index

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(327)	$(27)	$1,178	$2,327
Net realized capital gains (losses) on investments	2,582	5	4,903	8,232
Net change in unrealized appreciation/depreciation of investments	8,781	2,354	30,348	31,715

Increase (decrease) in net assets from operations	11,036	2,332	36,429	42,274

Contract transactions
Net contract purchase payments	61,781	—	146,907	75,284
Transfer payments from (to) other subaccounts or general account	(1,391)	5,951	49,120	(65,189)
Contract terminations, withdrawals, and other deductions	(525)	—	(1,362)	(3,002)
Contract maintenance charges	(448)	—	—	—

Increase (decrease) in net assets from contract transactions	59,417	5,951	194,665	7,093

Net increase (decrease) in net assets	70,453	8,283	231,094	49,367

Net assets:
Beginning of the period	8,283	—	119,884	70,517

End of the period	$78,736	$8,283	$350,978	$119,884

See accompanying notes.

90

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Vanguard - International		Vanguard - Mid-Cap Index

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$1,891	$4,777	$(207)	$658
Net realized capital gains (losses) on investments	7,219	(7,255)	5,219	14,745
Net change in unrealized appreciation/depreciation of investments	34,976	68,176	19,783	9,536

Increase (decrease) in net assets from operations	44,086	65,698	24,795	24,939

Contract transactions
Net contract purchase payments	60,981	138,754	71,430	27,869
Transfer payments from (to) other subaccounts or general account	44,879	(48,559)	29,444	(47,494)
Contract terminations, withdrawals, and other deductions	(730)	(53,188)	(153)	(389)
Contract maintenance charges	(18)	—	—	—

Increase (decrease) in net assets from contract transactions	105,112	37,007	100,721	(20,014)

Net increase (decrease) in net assets	149,198	102,705	125,516	4,925

Net assets:
Beginning of the period	216,767	114,062	40,453	35,528

End of the period	$365,965	$216,767	$165,969	$40,453

See accompanying notes.

91

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Vanguard - REIT Index		Vanguard - Short-Term Investment Grade

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$559	$3,288	$12,679	$27,660
Net realized capital gains (losses) on investments	1,043	18,178	3,652	10,381
Net change in unrealized appreciation/depreciation of investments	7,869	13,690	17,772	52,765

Increase (decrease) in net assets from operations	9,471	35,156	34,103	90,806

Contract transactions
Net contract purchase payments	19,026	64,125	237,108	82,339
Transfer payments from (to) other subaccounts or general account	18,023	(95,664)	302,271	(97,148)
Contract terminations, withdrawals, and other deductions	(289)	(533)	(12,904)	(34,814)
Contract maintenance charges	—	—	—	(18)

Increase (decrease) in net assets from contract transactions	36,760	(32,072)	526,475	(49,641)

Net increase (decrease) in net assets	46,231	3,084	560,578	41,165

Net assets:
Beginning of the period	30,029	26,945	581,909	540,744

End of the period	$76,260	$30,029	$1,142,487	$581,909

See accompanying notes.

92

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	Vanguard - Total Bond Market Index		American Funds Asset Allocation Fund

	Subaccount		Subaccount
	2010	2009	2010	2009(1)
Operations
Net investment income (loss)	$14,076	$21,835	$923	$—
Net realized capital gains (losses) on investments	10,939	1,154	(113)	1
Net change in unrealized appreciation/depreciation of investments	4,131	8,513	5,083	—

Increase (decrease) in net assets from operations	29,146	31,502	5,893	1

Contract transactions
Net contract purchase payments	209,851	96,215	54,000	100
Transfer payments from (to) other subaccounts or general account	(46,547)	70,651	30,049	—
Contract terminations, withdrawals, and other deductions	(58,093)	(46,518)	—	(101)
Contract maintenance charges	(17)	—	(317)	—

Increase (decrease) in net assets from contract transactions	105,194	120,348	83,732	(1)

Net increase (decrease) in net assets	134,340	151,850	89,625	—

Net assets:
Beginning of the period	596,967	445,117	—	—

End of the period	$731,307	$596,967	$89,625	$—

See accompanying notes.

93

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	American Funds Bond Fund		American Funds Growth & Income Fund

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$458	$—	$—	$—
Net realized capital gains (losses) on investments	162	—	—	1
Net change in unrealized appreciation/depreciation of investments	(181)	—	—	—

Increase (decrease) in net assets from operations	439	—	—	1

Contract transactions
Net contract purchase payments	22,799	100	—	100
Transfer payments from (to) other subaccounts or general account	(136)	—	—	—
Contract terminations, withdrawals, and other deductions	—	(100)	—	(101)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	22,663	—	—	(1)

Net increase (decrease) in net assets	23,102	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$23,102	$—	$—	$—

See accompanying notes.

94

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	American Funds Growth Fund		American Funds International Fund

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$—	$—	$366	$—
Net realized capital gains (losses) on investments	—	—	8	1
Net change in unrealized appreciation/depreciation of investments	—	—	3,166	—

Increase (decrease) in net assets from operations	—	—	3,540	1

Contract transactions
Net contract purchase payments	—	100	—	100
Transfer payments from (to) other subaccounts or general account	—	—	27,036	—
Contract terminations, withdrawals, and other deductions	—	(100)	—	(101)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	27,036	(1)

Net increase (decrease) in net assets	—	—	30,576	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$30,576	$—

See accompanying notes.

95

Transamerica Life Insurance Company

Separate Account VA X

Statements of Changes in Net Assets

For the Years Ended December 31, 2010 and 2009, Except as Noted

	GE Investments Total Return Fund

	Subaccount
	2010	2009(1)
Operations
Net investment income (loss)	$98	$—
Net realized capital gains (losses) on investments	1	1
Net change in unrealized appreciation/depreciation of investments	680	—

Increase (decrease) in net assets from operations	779	1

Contract transactions
Net contract purchase payments	—	100
Transfer payments from (to) other subaccounts or general account	16,166	—
Contract terminations, withdrawals, and other deductions	—	(101)
Contract maintenance charges	(132)	—

Increase (decrease) in net assets from contract transactions	16,034	(1)

Net increase (decrease) in net assets	16,813	—

Net assets:
Beginning of the period	—	—

End of the period	$16,813	$—

See accompanying notes.

96

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA X (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Flexible Premium Variable Annuity - G.

The Transamerica U.S. Government Securities-Portfolio Asset Manager-Service Class (PAM Fund) and the Transamerica Profunds UltraBear-Open Allocation Method-Service Class (OAM Fund) are included in the Mutual Fund portfolio only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Transamerica Series Trust-Initial Class:

Transamerica Asset Allocation-Conservative VP-Initial Class

Transamerica Asset Allocation-Growth VP-Initial Class

Transamerica Asset Allocation-Moderate VP-Initial Class

Transamerica Asset Allocation-Moderate Growth VP-Initial Class

Transamerica BlackRock Large Cap Value VP-Initial Class

Transamerica Clarion Global Real Estate Securities VP-Initial Class

Transamerica JPMorgan Enhanced Index VP-Initial Class

Transamerica Focus VP-Initial Class

Transamerica Jennison Growth VP-Initial Class

Transamerica AEGON High Yield Bond VP- Initial Class

Transamerica MFS International Equity Fund VP-Initial Class

Transamerica PIMCO Total Return VP-Initial Class

Transamerica T.Rowe Price Small Cap VP- Initial Class

Transamerica Third Avenue Value VP - Initial Class

Transamerica Balanced VP-Initial Class

Transamerica AllianceBernstein Dynamic Allocation VP-Initial Class

Transamerica WMC Diversified Growth VP-Initial Class

Transamerica Growth Opportunities VP-Initial Class

Transamerica Money Market VP-Initial Class

Transamerica Diversified Equity VP-Initial Class

Transamerica U.S. Government Securities VP-Initial Class

Transamerica U.S. Government Securities VP - Initial Class PAM

Transamerica Morgan Stanley Active International Allocation VP-Initial Class

Transamerica Multi Managed Large Cap Core VP-Initial Class

Transamerica Morgan Stanley Mid-Cap Growth VP-Initial Class

Transamerica International Moderate Growth Fund VP-Initial Class

Transamerica Small/Mid Cap Value VP - Initial Class

97

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund: (continued)

Transamerica Series Trust-Service Class:

Transamerica ProFunds UltraBear Fund - Service Class OAM VP

Transamerica BlackRock Global Allocation VP - Service Class

Transamerica BlackRock Tactical Allocation VP - Service Class

Transamerica Asset Allocation-Conservative VP-Service Class

Transamerica Asset Allocation-Growth VP-Service Class

Transamerica Asset Allocation-Moderate VP-Service Class

Transamerica Asset Allocation-Moderate Growth VP-Service Class

Transamerica International Moderate Growth VP-Service Class

Transamerica Money Market VP-Service Class

Transamerica Balanced VP-Service Class

Transamerica AllianceBernstein Dynamic Allocation VP-Service Class

Transamerica PIMCO Total Return VP- Service Class

Transamerica U.S. Government Securities VP - Service Class

Transamerica Index 50 VP-Sevice Class

Transamerica Index 75 VP-Sevice Class

Transamerica Efficient Markets VP-Service Class

Transamerica Foxhall Emerging Markets/Pacific Rim VP-Service Class

Transamerica Foxhall Global Conservative VP-Service Class

Transamerica Foxhall Global Growth VP-Service Class

Transamerica Foxhall Global Hard Asset VP-Service Class

Transamerica Hanlon Balanced VP-Service Class

Transamerica Hanlon Growth and Income VP-Service Class

Transamerica Hanlon Growth VP-Service Class

Transamerica Hanlon Managed Income VP-Service Class

Transamerica Index 100 VP-Service Class

Transamerica Index 35 VP-Service Class

Transamerica JP Morgan Midcap Value VP-Service Class

Invesco Variable Insurance Funds–Series II:

Invesco V.I. Basic Value

Invesco V.I. Capital Appreciation Fund

AllianceBernstein Variable Products Series Fund, Inc.–Class B:

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

AllianceBernstein Balanced Wealth Strategy Portfolio

Franklin Templeton Variable Insurance Products Trust-Class 4:

Franklin Templeton VIP Founding Funds Allocation

Nationwide Variable Insurance Trust:

NVIT Developing Markets Fund

98

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund: (continued)

Janus Aspen Series–Service Shares:

Janus Aspen–Enterprise Portfolio

Janus Aspen–Worldwide Portfolio

MFS® Variable Insurance Trust–Service Class:

MFS® New Discovery Series

MFS® Total Return Series

Fidelity® Variable Insurance Products Fund–Service Class 2:

Fidelity VIP Contrafund Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Fidelity VIP Balanced Portfolio

Fidelity® Variable Insurance Products Fund-Initial Class

Fidelity VIP Contrafund Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Wanger Advisors Trust:

Wanger International

Wanger USA

Vanguard Variable Insurance Fund:

Vanguard - Equity Index Portfolio

Vanguard - International Portfolio

Vanguard - Mid-Cap Index Portfolio

Vanguard - REIT Index Portfolio

Vanguard - Short-Term Investment-Grade Portfolio

Vanguard - Total Bond Market Index Portfolio

American Funds Insurance Series Trust-Class 2:

American Funds Asset Allocation Fund (Class 2)

American Funds Bond Fund (Class 2)

American Funds Growth & Income Fund (Class 2)

American Funds Growth Fund (Class 2)

American Funds International Fund (Class 2)

GE Investments Funds, Inc - Class 3:

GE Investments Total Return Fund - Class 3

99

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Portfolio	Inception Date
Transamerica International Moderate Growth Fund VP	May 1, 2006
Transamerica Third Avenue Value VP	May 14, 2007
NVIT Developing Markets Fund	May 14, 2007
Vanguard - Equity Index Portfolio	May 14, 2007
Vanguard - International Portfolio	May 14, 2007
Vanguard - Mid-Cap Index Portfolio	May 14, 2007
Vanguard - REIT Index Portfolio	May 14, 2007
Vanguard - Short-Term Investment-Grade Portfolio	May 14, 2007
Vanguard - Total Bond Market Index Portfolio	May 14, 2007
Wanger International	May 14, 2007
Wanger USA	May 14, 2007
Transamerica Index 50 VP	May 1, 2008
Transamerica Index 75 VP	May 1, 2008
Transamerica Small/Mid Cap Value VP	January 22, 2008
Fidelity - VIP Balanced Portfolio-Service Class 2	May 1, 2008
Transamerica Efficient Markets VP	November 10, 2008
AllianceBernstein Balanced Wealth Strategy Portfolio	November 10, 2008
Franklin Templeton VIP Founding Funds Allocation	November 10, 2008
Transamerica ProFunds UltraBear Fund - OAM VP	May 1, 2009
Transamerica BlackRock Global Allocation VP	May 1, 2009
Transamerica BlackRock Tactical Allocation VP	May 1, 2009
Transamerica Foxhall Global Growth VP	November 19, 2009
Transamerica Foxhall Global Conservative VP	November 19, 2009
Transamerica Foxhall Global Hard Asset VP	November 19, 2009
Transamerica Foxhall Emerging Markets/Pacific Rim VP	November 19, 2009
Transamerica Hanlon Growth VP	November 19, 2009
Transamerica Hanlon Growth and Income VP	November 19, 2009
Transamerica Hanlon Balanced VP	November 19, 2009
Transamerica Hanlon Managed Income VP	November 19, 2009
Transamerica Index 35 VP	November 19, 2009
Transamerica Index 100 VP	November 19, 2009
Transamerica JPMorgan MidCap Value VP	November 19, 2009
American Funds Asset Allocation Class II	November 19, 2009
American Funds Bond Fund Class II	November 19, 2009
American Funds Growth Fund Class II	November 19, 2009
American Funds Growth & Income Fund Class II	November 19, 2009
American Funds International Fund Class II	November 19, 2009
GE Investments Total Return Fund - Class III	November 19, 2009

100

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2010:

Portfolio	Formerly
Transamerica WMC Diversified Growth VP	Transamerica Equity VP
Invesco V.I. Basic Value - Series II	AIM V.I. Basic Value - Series II
Invesco V.I. Capital Appreciation Fund-Series II	AIM V.I. Capital Appreciation Fund-Series II
Transamerica Diversified Equity VP	Transamerica Templeton Global VP
Transamerica Morgan Stanley Active International Allocation VP	Transamerica Van Kampen Active International Allocation VP
Transamerica Multi Managed Large Cap Core VP	Transamerica Van Kampen Large Cap Core VP
Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Van Kampen Mid-Cap Growth VP
NVIT Developing Markets Fund	Gartmore NVIT Developing Markets Fund
Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica Convertible Securities VP

The following Portfolios merged during the fiscal year ended December 31, 2010:

Portfolio	Formerly
Transamerica Diversified Equity VP	Transamerica Science & Technology VP
Transamerica BlackRock Large Cap Value VP	Transamerica American Century Large Company Value VP
Transamerica BlackRock Large Cap Value VP	Transamerica T. Rowe Price Equity Income VP
Transamerica Jennison Growth VP	Transamerica Marisco Growth VP
Transamerica Balanced VP	Transamerica Value Balanced VP
Transamerica Jennison Growth VP	Transamerica T. Rowe Price Growth Stock VP

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2010.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Separate Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Separate Account’s financial statement disclosures, but did not impact the results of operations or financial position.

As of December 31, 2009 the Separate Account adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. See Note 9 to the financial statements for additional disclosure.

The financial statements included herein have been prepared in accordance with GAAP for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

101

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2010 were as follows:

	Purchases	Sales
Transamerica Series Trust-Initial Class:
Transamerica Asset Allocation-Conservative VP-Initial Class	$—	$294,961
Transamerica Asset Allocation-Growth VP-Initial Class	—	—
Transamerica Asset Allocation-Moderate VP-Initial Class	214,672	214,490
Transamerica Asset Allocation-Moderate Growth VP-Initial Class	438,629	27,575
Transamerica BlackRock Large Cap Value VP-Initial Class	403,445	37,180
Transamerica Diversified Equity VP-Initial Class	26,366.00	14,651.00
Transamerica Clarion Global Real Estate Securities VP-Initial Class	24,425	12,841
Transamerica JPMorgan Enhanced Index VP-Initial Class	—	—
Transamerica Focus VP-Initial Class	—	—
Transamerica Jennison Growth VP-Initial Class	269,782	106,615
Transamerica AEGON High Yield Bond VP- Initial Class	77,785	279,581
Transamerica MFS International Equity Fund VP-Initial Class	—	—
Transamerica PIMCO Total Return VP-Initial Class	—	—
Transamerica T.Rowe Price Small Cap VP- Initial Class	19,780	14,843
Transamerica Third Avenue Value VP - Initial Class	11,039	20,755
Transamerica Balanced VP-Initial Class	—	—
Transamerica AllianceBernstein Dynamic Allocation VP-Initial Class	48,434	39,025
Transamerica WMC Diversified Growth VP-Initial Class	2,171	2,433
Transamerica Growth Opportunities VP-Initial Class	11,424	5,122
Transamerica Money Market VP-Initial Class	—	—
Transamerica U.S. Government Securities VP-Initial Class	—	—
Transamerica U.S. Government Securities VP - Initial Class PAM	—	—
Transamerica Morgan Stanley Active International Allocation VP-Initial Class	114,147	46,298
Transamerica Multi Managed Large Cap Core VP-Initial Class	19,451	105
Transamerica Morgan Stanley Mid-Cap Growth VP-Initial Class	111,445	16,949
Transamerica International Moderate Growth Fund VP-Initial Class	39,612	37,884
Transamerica Small/Mid Cap Value VP - Initial Class	137,819	47,300
Transamerica Series Trust-Service Class:
Transamerica ProFunds UltraBear Fund - Service Class OAM VP	286,516	210,013
Transamerica BlackRock Global Allocation VP - Service Class	782,929	7,264
Transamerica BlackRock Tactical Allocation VP - Service Class	65,501	2,926
Transamerica Asset Allocation-Conservative VP-Service Class	996,278	256,129
Transamerica Asset Allocation-Growth VP-Service Class	415	46,165
Transamerica Asset Allocation-Moderate VP-Service Class	651,779	1,403,325
Transamerica Asset Allocation-Moderate Growth VP-Service Class	379,096	719,297
Transamerica International Moderate Growth VP-Service Class	25,748	106,333

102

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

2. Investments (continued)

	Purchases	Sales
Transamerica Series Trust-Service Class:
Transamerica Money Market VP-Service Class	$500,290	$1,045,133
Transamerica Balanced VP-Service Class	13,859	12,270
Transamerica AllianceBernstein Dynamic Allocation VP-Service Class	209,066	54.00
Transamerica PIMCO Total Return VP- Service Class	767,743	514,822
Transamerica U.S. Government Securities VP - Service Class	160,680	223,335
Transamerica Index 50 VP-Sevice Class	810,509	8,406
Transamerica Index 75 VP-Sevice Class	1,115,457	887,160
Transamerica Efficient Markets VP-Service Class	51,426	51,299
Transamerica Foxhall Emerging Markets/Pacific Rim VP-Service Class	10,925	45
Transamerica Foxhall Global Conservative VP-Service Class	16,190	191
Transamerica Foxhall Global Growth VP-Service Class	—	—
Transamerica Foxhall Global Hard Asset VP-Service Class	34,439	144
Transamerica Hanlon Balanced VP-Service Class	134,862	6,136
Transamerica Hanlon Growth and Income VP-Service Class	10,928.00	30.00
Transamerica Hanlon Growth VP-Service Class	188,843	23,809
Transamerica Hanlon Managed Income VP-Service Class	489,525	40,911
Transamerica Index 100 VP-Service Class	—	—
Transamerica Index 35 VP-Service Class	33,003.00	165.00
Transamerica JP Morgan Midcap Value VP-Service Class	16,501	10,548
Invesco Variable Insurance Funds–Series II:
Invesco V.I. Basic Value	—	—
Invesco V.I. Capital Appreciation Fund	—	—
AllianceBernstein Variable Products Series Fund, Inc.–Class B:
AllianceBernstein Growth and Income Portfolio	—	—
AllianceBernstein Large Cap Growth Portfolio	—	—
AllianceBernstein Balanced Wealth Strategy Portfolio	35,607	10
Franklin Templeton Variable Insurance Products Trust-Class 4:
Franklin Templeton VIP Founding Funds Allocation	24,011	12,858
Nationwide Variable Insurance Trust:
NVIT Developing Markets Fund	54,397	6,624
Janus Aspen Series–Service Shares:
Janus Aspen–Enterprise Portfolio	—	—
Janus Aspen–Worldwide Portfolio	—	—

103

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

2. Investments (continued)

	Purchases	Sales
MFS® Variable Insurance Trust–Service Class:
MFS® New Discovery Series	$—	$—
MFS® Total Return Series	—	—
Fidelity® Variable Insurance Products Fund–Service Class 2:
Fidelity VIP Contrafund Portfolio	—	—
Fidelity VIP Equity-Income Portfolio	—	—
Fidelity VIP Growth Portfolio	—	—
Fidelity VIP Mid Cap Portfolio	—	—
Fidelity VIP Value Strategies Portfolio	—	—
Fidelity VIP Balanced Portfolio	37,549	43,717
Fidelity® Variable Insurance Products Fund-Initial Class
Fidelity VIP Contrafund Portfolio	20,243	32,066
Fidelity VIP Equity-Income Portfolio	12,567	1,813
Fidelity VIP Growth Portfolio	4,492	934
Fidelity VIP Mid Cap Portfolio	47	12,626
Fidelity VIP Value Strategies Portfolio	15,494	10,700
Wanger Advisors Trust:
Wanger International	46,643	7,212
Wanger USA	73,814	14,724
Vanguard Variable Insurance Fund:
Vanguard - Equity Index Portfolio	211,892	14,692
Vanguard - International Portfolio	132,642	25,632
Vanguard - Mid-Cap Index Portfolio	113,465	12,951
Vanguard - REIT Index Portfolio	40,274	2,954
Vanguard - Short-Term Investment-Grade Portfolio	629,055	89,907
Vanguard - Total Bond Market Index Portfolio	276,018	155,892
American Funds Insurance Series Trust-Class 2:
American Funds Asset Allocation Fund (Class 2)	87,463	2,809
American Funds Bond Fund (Class 2)	40,369	17,248.00
American Funds Growth & Income Fund (Class 2)	—	—
American Funds Growth Fund (Class 2)	—	—
American Funds International Fund (Class 2)	27,617	215
GE Investments Funds, Inc - Class 3:
GE Investments Total Return Fund - Class 3	16,358	225

104

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation- Growth VP	Transamerica Asset Allocation- Moderate VP	Transamerica Asset Allocation- Moderate Growth VP	Transamerica Diversified Equity VP	Transamerica BlackRock Large Cap Value VP

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	173,119	58,921	6,733,627	4,002,883	—	—
Units purchased	—	—	—	—	5	3
Units redeemed and transferred to/from	1,626,956	—	(791,247)	(519,187)	30,838	12,729

Units outstanding at December 31, 2009	1,800,075	58,921	5,942,380	3,483,696	30,843	12,732
Units purchased	250,100	—	34,694	166,635	20,991	22,144
Units redeemed and transferred to/from	165,040	(58,921)	(910,686)	(228,429)	(10,288)	315,904

Units outstanding at December 31, 2010	2,215,215	—	5,066,388	3,421,902	41,546	350,780

105

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Clarion Global Real Estate Securities VP	Transamerica JPMorgan Enhanced Index VP	Transamerica Focus VP	Transamerica Jennison Growth VP	Transamerica AEGON High Yield Bond VP	Transamerica MFS International Equity Fund VP

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	—	—	—	—	57,206	—
Units purchased	—	—	—	—	356,566	—
Units redeemed and transferred to/from	18,525	—	—	—	(45,537)	—

Units outstanding at December 31, 2009	18,525	—	—	—	368,235	—
Units purchased	14,688	—	—	6	29,915	—
Units redeemed and transferred to/from	(2,154)	—	—	158,437	(233,069)	—

Units outstanding at December 31, 2010	31,059	—	—	158,443	165,081	—

106

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica PIMCO Total Return VP	Transamerica T.Rowe Price Small Cap VP	Transamerica Third Avenue Value VP	Transamerica Balanced VP	Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica WMC Diversified Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	750,290	—	58,934	—	69,187	24,670
Units purchased	910,363	28,248	524,122	—	—	—
Units redeemed and transferred to/from	(160,620)	4,323	(71,550)	14,724	—	(13,312)

Units outstanding at December 31, 2009	1,500,033	32,571	511,506	14,724	69,187	11,358
Units purchased	254,698	10,899	—	5	200,235	—
Units redeemed and transferred to/from	(93,675)	(8,349)	(24,334)	(1,408)	7,882	(647)

Units outstanding at December 31, 2010	1,661,056	35,121	487,172	13,321	277,304	10,711

107

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Growth Opportunities VP	Transamerica Money Market VP	Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities VP PAM	Transamerica Morgan Stanley Active International Allocation VP	Transamerica Multi Managed Large Cap Core VP

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	—	1,340,901	516,920	—	57,439	—
Units purchased	—	—	114,497	—	—	—
Units redeemed and transferred to/from	—	84,256	(280,400)	—	(17,238)	—

Units outstanding at December 31, 2009	—	1,425,157	351,017	—	40,201	—
Units purchased	—	354,882	20,399	—	134,261	—
Units redeemed and transferred to/from	6,581	(887,730)	(91,508)	—	(43,475)	22,930

Units outstanding at December 31, 2010	6,581	892,309	279,908	—	130,987	22,930

108

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica International Moderate Growth VP	Transamerica Small/Mid Cap Value VP	Transamerica ProFunds UltraBear Fund - SC OAM	Transamerica BlackRock Global Allocation VP - SC	Transamerica BlackRock Tactical Allocation VP - SC

	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2009	—	364,504	—	—	—	—
Units purchased	—	—	—	—	—	—
Units redeemed and transferred to/from	—	857,521	35,990	—	—	—

Units outstanding at December 31, 2009	—	1,222,025	35,990	—	—	—
Units purchased	102,204	10,510	101,977	—	607,511	15,665
Units redeemed and transferred to/from	3,873	(130,675)	8,447	91,781	33,652	33,918

Units outstanding at December 31, 2010	106,077	1,101,860	146,414	91,781	641,163	49,583

109

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Index 50 VP SC	Transamerica Index 75 VP SC	Transamerica Efficient Markets VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Foxhall Global Conservative VP	Transamerica Foxhall Global Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2009	—	425,362	—	—	—	—
Units purchased	—	1,491,055	—	—	—	—
Units redeemed and transferred to/from	58,681	622,037	40,585	—	—	—

Units outstanding at December 31, 2009	58,681	2,538,454	40,585	—	—	—
Units purchased	828,725	1,058,264	38,986	—	—	—
Units redeemed and transferred to/from	(418)	(821,144)	(38,653)	11,042	16,344	—

Units outstanding at December 31, 2010	886,988	2,775,574	40,918	11,042	16,344	—

110

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Foxhall Global Hard Asset VP	Transamerica Hanlon Balanced VP	Transamerica Hanlon Growth and Income VP	Transamerica Hanlon Growth VP	Transamerica Hanlon Managed Income VP	Transamerica Index 100 VP

	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2009	—	—	—	—	—	—
Units purchased	—	—	—	—	—	—
Units redeemed and transferred to/from	—	—	—	—	—	—

Units outstanding at December 31, 2009	—	—	—	—	—	—
Units purchased	1,890	—	11,294	—	441,827	—
Units redeemed and transferred to/from	34,033	127,812	—	163,675	4,553	—

Units outstanding at December 31, 2010	35,923	127,812	11,294	163,675	446,380	—

111

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Index 35 VP	Transamerica JP Morgan Midcap Value VP	Invesco V.I. Basic Value - Series II	Invesco V.I. Capital Appreciation Fund- Series II	AllianceBernstein Growth and Income Class B	AllianceBernstein Large Cap Growth Class B

	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	—	—	—	—	—	—
Units purchased	—	—	—	—	—	—
Units redeemed and transferred to/from	—	—	—	—	—	—

Units outstanding at December 31, 2009	—	—	—	—	—	—
Units purchased	31,879	3,817	—	—	—	—
Units redeemed and transferred to/from	(76)	1,850	—	—	—	—

Units outstanding at December 31, 2010	31,803	5,667	—	—	—	—

112

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AllianceBernstein Balanced Wealth Strategy	Franklin Templeton VIP Founding Funds Allocation	NVIT Developing Markets Fund	Janus Aspen–Enterprise	Janus Aspen–Worldwide	MFS® New Discovery Series

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	—	—	—	—	—	—
Units purchased	—	—	—	—	—	—
Units redeemed and transferred to/from	97	269,938	7,721	—	—	—

Units outstanding at December 31, 2009	97	269,938	7,721	—	—	—
Units purchased	—	12,288	22,778	—	—	—
Units redeemed and transferred to/from	26,276	(7,789)	43,243	—	—	—

Units outstanding at December 31, 2010	26,373	274,437	73,742	—	—	—

113

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	MFS® Total Return Series	Fidelity VIP Contrafund	Fidelity VIP Equity-Income	Fidelity VIP Growth	Fidelity VIP Mid Cap	Fidelity VIP Value Strategies

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	—	65,666	—	—	—	—
Units purchased	—	60,379	—	—	—	—
Units redeemed and transferred to/from	—	30,586	—	4,501	18,995	—

Units outstanding at December 31, 2009	—	156,631	—	4,501	18,995	—
Units purchased	—	—	5,619	5,528	—	3,957
Units redeemed and transferred to/from	—	(19,291)	8,396	(1,111)	(15,191)	2,397

Units outstanding at December 31, 2010	—	137,340	14,015	8,918	3,804	6,354

114

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity VIP Balanced	Wanger International	Wanger USA	Vanguard - Equity Index	Vanguard - International	Vanguard - Mid- Cap Index

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	—	—	—	110,945	205,083	61,729
Units purchased	77,483	78,216	—	124,544	207,856	50,388
Units redeemed and transferred to/from	(1,462)	(21,076)	9,683	(85,912)	(136,513)	(61,729)

Units outstanding at December 31, 2009	76,021	57,140	9,683	149,577	276,426	50,388
Units purchased	20,566	18,652	68,501	176,104	88,928	82,307
Units redeemed and transferred to/from	(28,165)	26,873	(3,114)	56,263	42,579	33,218

Units outstanding at December 31, 2010	68,422	102,665	75,070	381,944	407,933	165,913

115

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Vanguard - REIT Index	Vanguard - Short- Term Investment Grade	Vanguard - Total Bond Market Index	American Funds Asset Allocation Fund	American Funds Bond Fund	American Funds Growth & Income Fund

	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2009	49,762	557,876	408,345	—	—	—
Units purchased	205,167	85,290	91,866	—	—	—
Units redeemed and transferred to/from	(212,787)	(113,182)	29,207	—	—	—

Units outstanding at December 31, 2009	42,142	529,984	529,418	—	—	—
Units purchased	21,150	213,229	182,985	52,834	22,010	—
Units redeemed and transferred to/from	20,122	258,495	(89,869)	26,856	—	—

Units outstanding at December 31, 2010	83,414	1,001,708	622,534	79,690	22,010	—

116

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	American Funds Growth Fund	American Funds International Fund	GE Investments Total Return Fund

	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2009	—	—	—
Units purchased	—	—	—
Units redeemed and transferred to/from	—	—	—

Units outstanding at December 31, 2009	—	—	—
Units purchased	—	—	—
Units redeemed and transferred to/from	—	29,311	15,422

Units outstanding at December 31, 2010	—	29,311	15,422

117

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

			Unit Fair Value								Total Return***
			Corresponding					Expense			Corresponding
			to Lowest to				Investment	Ratio			to Lowest to
	Year		Highest			Net	Income	Lowest to			Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest **			Expense Ratio
Transamerica Asset Allocation-Conservative VP
	12/31/2010	2,215,215	$1.26	to	$1.02	$2,362,179	3.11%	0.30%	to	1.30%	8.61%	to	7.31%
	12/31/2009	1,800,075	1.16	to	1.15	1,819,021	4.47	0.30	to	1.30	24.85	to	24.66
	12/31/2008	173,119	0.93	to	0.77	138,096	2.70	0.30	to	1.30	(21.42)	to	(22.84)
	12/31/2007	207,439	1.18	to	1.02	211,696	2.72	0.30	to	0.70	6.06	to	1.96
	12/31/2006	114,506	1.11	to	1.11	127,166	23.34	0.30	to	0.45	9.12	to	8.96
Transamerica Asset Allocation-Growth VP
	12/31/2010	—	1.15	to	0.89	—	1.34	0.30	to	0.80	14.61	to	13.74
	12/31/2009	58,921	1.01	to	1.00	45,481	2.37	0.30	to	0.80	29.43	to	29.24
	12/31/2008	58,921	0.78	to	0.61	35,301	2.59	0.30	to	0.80	(39.82)	to	(39.25)
	12/31/2007	58,921	1.29	to	1.00	58,920	—	0.30	to	0.70	7.43	to	—
	12/31/2006	—	1.20	to	1.20	—	—	0.30	to	0.45	15.27	to	15.10
Transamerica Asset Allocation-Moderate VP
	12/31/2010	5,066,388	1.26	to	0.99	5,261,207	2.95	0.30	to	1.30	10.05	to	8.73
	12/31/2009	5,942,380	1.14	to	1.14	5,628,385	4.05	0.30	to	1.30	26.02	to	25.83
	12/31/2008	6,733,627	0.91	to	0.73	5,086,373	3.00	0.30	to	1.30	(26.19)	to	(26.73)
	12/31/2007	709,888	1.23	to	1.02	779,656	2.81	0.30	to	0.70	7.63	to	1.22
	12/31/2006	243,343	1.14	to	1.14	277,890	3.56	0.30	to	0.45	11.14	to	10.98
Transamerica Asset Allocation-Moderate Growth VP
	12/31/2010	3,421,902	1.22	to	0.94	3,407,091	2.05	0.30	to	1.30	12.39	to	10.96
	12/31/2009	3,483,696	1.08	to	1.08	3,023,425	3.66	0.30	to	1.30	27.78	to	27.59
	12/31/2008	4,002,883	0.85	to	0.67	2,751,339	3.19	0.30	to	1.30	(32.96)	to	(32.74)
	12/31/2007	5,393,500	1.27	to	1.01	5,515,346	1.49	0.30	to	0.70	7.49	to	2.38
	12/31/2006	364,764	1.18	to	1.17	429,326	2.36	0.30	to	0.45	13.49	to	13.33
Transamerica Diversified Equity VP
	12/31/2010	41,546	1.18	to	1.51	62,883	1.11	0.30	to	0.80	16.50	to	15.92
	12/31/2009	30,843	1.02	to	1.30	40,192	2.03	0.30	to	0.80	27.94	to	30.08
	12/31/2008	—	0.79	to	0.79	—	—	0.30	to	0.45	(43.84)	to	(43.93)
	12/31/2007	—	1.41	to	1.41	—	—	0.30	to	0.45	14.90	to	14.73
	12/31/2006	—	1.23	to	1.23	—	—	0.30	to	0.45	18.44	to	18.26

118

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

4. Financial Highlights (continued)

			Unit Fair Value								Total Return***
			Corresponding					Expense			Corresponding
			to Lowest to				Investment	Ratio			to Lowest to
	Year		Highest			Net	Income	Lowest to			Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest **			Expense Ratio
Transamerica BlackRock Large Cap Value VP
	12/31/2010	350,780	$1.02	to	$1.10	$386,284	1.01%	0.30%	to	0.80%	10.11%	to	9.57%
	12/31/2009	12,732	0.93	to	1.00	12,773	—	0.30	to	0.80	13.65	to	1.87
	12/31/2008	—	0.82	to	0.81	—	—	0.30	to	0.45	(34.09)	to	(34.19)
	12/31/2007	—	1.24	to	1.24	—	—	0.30	to	0.45	4.32	to	4.17
	12/31/2006	—	1.19	to	1.19	—	—	0.30	to	0.45	16.57	to	16.40
Transamerica Clarion Global Real Estate Securities VP
	12/31/2010	31,059	1.20	to	0.85	26,567	5.49	0.30	to	0.80	15.32	to	14.75
	12/31/2009	18,525	1.04	to	0.74	13,770	—	0.30	to	0.80	33.02	to	32.36
	12/31/2008	—	0.78	to	0.56	—	12.20	0.30	to	0.80	(42.55)	to	(43.98)
	12/31/2007	—	1.36	to	0.87	—	—	0.30	to	0.70	(6.99)	to	(13.03)
	12/31/2006	—	1.47	to	1.46	—	—	0.30	to	0.45	41.85	to	41.64
Transamerica JPMorgan Enhanced Index VP
	12/31/2010	—	1.12	to	0.94	—	—	0.30	to	0.80	14.83	to	14.26
	12/31/2009	—	0.98	to	0.82	—	—	0.30	to	0.80	29.20	to	28.56
	12/31/2008	—	0.76	to	0.64	—	—	0.30	to	0.80	(37.54)	to	(36.14)
	12/31/2007	—	1.21	to	0.97	—	—	0.30	to	0.70	4.22	to	(3.37)
	12/31/2006	—	1.16	to	1.16	—	—	0.30	to	0.45	14.97	to	14.80
Transamerica Focus VP
	12/31/2010	—	1.24	to	1.23	—	—	0.30	to	0.45	27.06	to	26.87
	12/31/2009	—	0.98	to	0.97	—	—	0.30	to	0.45	27.53	to	27.34
	12/31/2008	—	0.76	to	0.76	—	—	0.30	to	0.45	(36.56)	to	(36.65)
	12/31/2007	—	1.21	to	1.20	—	—	0.30	to	0.45	0.73	to	0.58
	12/31/2006	—	1.20	to	1.19	—	—	0.30	to	0.45	18.20	to	18.03
Transamerica Jennison Growth VP
	12/31/2010	158,443	1.19	to	1.06	167,643	0.04	0.30	to	0.80	11.93	to	5.69
	12/31/2009	—	1.06	to	1.06	—	—	0.30	to	0.45	40.58	to	40.37
	12/31/2008	—	0.76	to	0.75	—	—	0.30	to	0.45	(37.19)	to	(37.29)
	12/31/2007	—	1.20	to	1.20	—	—	0.30	to	0.45	11.18	to	11.01
	12/31/2006	—	1.08	to	1.08	—	—	0.30	to	0.45	1.66	to	1.51
Transamerica AEGON High Yield Bond VP
	12/31/2010	165,081	1.37	to	1.19	197,633	9.68	0.30	to	0.80	12.10	to	11.55
	12/31/2009	368,235	1.22	to	1.07	394,546	8.13	0.30	to	0.80	46.80	to	46.07
	12/31/2008	57,206	0.83	to	0.73	41,900	—	0.30	to	0.80	(25.42)	to	(26.82)
	12/31/2007	—	1.12	to	0.97	—	—	0.30	to	0.70	1.55	to	(3.09)
	12/31/2006	—	1.10	to	1.10	—	—	0.30	to	0.45	10.62	to	10.45

119

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica MFS International Equity Fund VP
	12/31/2010		—	$1.33	to	$1.32	$—	—%	0.30%	to	0.45%	10.16%	to	10.00%
	12/31/2009		—	1.20	to	1.20	—	—	0.30	to	0.45	32.29	to	32.09
	12/31/2008		—	0.91	to	0.91	—	—	0.30	to	0.45	(35.48)	to	(35.58)
	12/31/2007		—	1.41	to	1.41	—	—	0.30	to	0.45	8.82	to	8.66
	12/31/2006		—	1.30	to	1.29	—	—	0.30	to	0.45	22.70	to	22.52
Transamerica PIMCO Total Return VP
	12/31/2010		1,661,056	1.35	to	1.13	1,913,171	4.04	0.30	to	1.30	6.62	to	5.56
	12/31/2009		1,500,033	1.26	to	1.19	1,626,722	6.34	0.30	to	1.30	15.69	to	15.23
	12/31/2008		750,290	0.93	to	1.03	707,343	—	0.30	to	1.30	(6.78)	to	(6.10)
	12/31/2007		—	1.12	to	1.07	—	—	0.30	to	0.70	8.62	to	6.62
	12/31/2006		—	1.03	to	1.03	—	—	0.30	to	0.45	3.90	to	3.75
Transamerica T.Rowe Price Small Cap VP
	12/31/2010		35,121	1.38	to	1.17	41,105	—	0.30	to	0.80	34.02	to	33.36
	12/31/2009		32,571	1.03	to	0.87	28,530	—	0.30	to	0.80	38.29	to	37.60
	12/31/2008		—	0.74	to	0.63	—	—	0.30	to	0.80	(36.44)	to	(36.50)
	12/31/2007		—	1.17	to	1.01	—	—	0.30	to	0.70	9.28	to	1.12
	12/31/2006		—	1.07	to	1.07	—	—	0.30	to	0.45	3.28	to	3.12
Transamerica Third Avenue Value VP
	12/31/2010		487,172	0.86	to	0.89	432,663	2.86	0.30	to	0.80	15.09	to	14.52
	12/31/2009		511,506	0.75	to	0.78	396,132	—	0.30	to	0.80	34.47	to	33.81
	12/31/2008		58,934	0.56	to	0.58	33,096	4.36	0.30	to	0.80	(41.33)	to	(42.05)
	12/31/2007	(1)	28,040	0.95	to	0.92	25,928	—	0.30	to	0.70	(5.06)	to	(7.63)
Transamerica Balanced VP
	12/31/2010		13,321	1.33	to	1.04	13,992	0.03	0.30	to	1.30	13.74	to	22.29
	12/31/2009		14,724	1.07	to	1.07	12,613	0.18	0.30	to	1.30	25.92	to	25.73
	12/31/2008		—	0.85	to	0.68	—	—	0.30	to	1.30	(32.70)	to	(31.81)
	12/31/2007		—	1.27	to	1.06	—	—	0.30	to	0.70	13.09	to	6.43
	12/31/2006		—	1.12	to	1.12	—	—	0.30	to	0.45	8.80	to	8.64
Transamerica AllianceBernstein Dynamic Allocation VP
	12/31/2010		277,304	1.20	to	1.05	286,522	5.77	0.30	to	1.30	5.40	to	5.01
	12/31/2009		69,187	1.10	to	0.82	64,172	3.83	0.30	to	0.80	30.90	to	30.25
	12/31/2008		69,187	0.84	to	0.63	49,144	5.78	0.30	to	0.80	(37.06)	to	(36.73)
	12/31/2007		69,187	1.34	to	1.13	78,279	—	0.30	to	0.70	18.28	to	13.03
	12/31/2006		—	1.13	to	1.13	—	—	0.30	to	0.45	10.57	to	10.40

120

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica WMC Diversified Growth VP
	12/31/2010	10,711	$1.09	to	$0.85	$9,147	0.51%	0.30%	to	0.80%	17.46%	to	16.88%
	12/31/2009	11,358	0.93	to	0.73	8,282	0.45	0.30	to	0.80	28.81	to	28.17
	12/31/2008	24,670	0.72	to	0.57	14,008	—	0.30	to	0.80	(46.17)	to	(43.29)
	12/31/2007	—	1.34	to	1.11	—	—	0.30	to	0.70	15.94	to	10.98
	12/31/2006	—	1.16	to	1.16	—	—	0.30	to	0.45	8.39	to	8.23
Transamerica Growth Opportunities VP
	12/31/2010	6,581	1.55	to	1.14	7,529	0.03	0.30	to	0.80	35.25	to	34.59
	12/31/2009	—	1.14	to	0.85	—	—	0.30	to	0.80	36.45	to	35.77
	12/31/2008	—	0.84	to	0.62	—	—	0.30	to	0.80	(41.08)	to	(37.63)
	12/31/2007	—	1.42	to	1.17	—	—	0.30	to	0.70	22.71	to	16.84
	12/31/2006	—	1.16	to	1.16	—	—	0.30	to	0.45	4.79	to	4.63
Transamerica Money Market VP
	12/31/2010	892,309	1.12	to	0.98	910,922	0.01	0.30	to	1.30	(0.29)	to	(1.28)
	12/31/2009	1,425,157	1.13	to	1.12	1,455,765	0.06	0.30	to	1.30	(0.17)	to	(0.32)
	12/31/2008	1,340,901	1.13	to	1.01	1,409,023	1.99	0.30	to	1.30	2.09	to	0.29
	12/31/2007	443,175	1.10	to	1.02	477,446	4.55	0.30	to	0.70	4.71	to	2.50
	12/31/2006	—	1.05	to	1.05	—	3.42	0.30	to	0.45	4.42	to	4.26
Transamerica U.S. Government Securities VP
	12/31/2010	279,908	1.27	to	1.10	314,097	2.84	0.30	to	1.30	3.91	to	2.89
	12/31/2009	351,017	1.22	to	1.15	380,298	2.23	0.30	to	1.30	4.15	to	3.74
	12/31/2008	516,920	1.05	to	1.05	540,843	—	0.30	to	1.30	4.63	to	4.34
	12/31/2007	—	1.09	to	1.03	—	—	0.30	to	0.70	5.73	to	3.49
	12/31/2006	—	1.03	to	1.03	—	—	0.30	to	0.45	2.96	to	2.81
Transamerica U.S. Government Securities VP PAM
	12/31/2010	—	1.27	to	1.26	—	—	0.30	to	0.45	4.09	to	3.94
	12/31/2009	—	1.22	to	1.21	—	—	0.30	to	0.45	4.15	to	4.00
	12/31/2008	—	1.17	to	0.04	—	—	0.30	to	0.45	7.34	to	7.18
	12/31/2007	—	1.09	to	1.08	—	—	0.30	to	0.45	5.73	to	5.57
	12/31/2006	—	1.03	to	1.03	—	—	0.30	to	0.45	2.96	to	2.81
Transamerica Morgan Stanley Active International Allocation VP
	12/31/2010	130,987	1.26	to	0.81	106,962	2.53	0.30	to	0.80	8.15	to	7.62
	12/31/2009	40,201	1.16	to	0.75	32,063	0.13	0.30	to	0.80	25.51	to	24.88
	12/31/2008	57,439	0.93	to	0.60	36,042	4.72	0.30	to	0.80	(39.02)	to	(39.56)
	12/31/2007	40,201	1.52	to	1.05	42,099	—	0.30	to	0.70	15.26	to	4.62
	12/31/2006	—	1.32	to	1.31	—	—	0.30	to	0.45	23.14	to	22.95

121

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Multi Managed Large Cap Core VP
	12/31/2010		22,930	$1.27	to	$1.01	$23,180	0.80%	0.30%	to	0.80%	18.81%	to	18.23%
	12/31/2009		—	1.07	to	0.85	—	—	0.30	to	0.80	44.97	to	44.26
	12/31/2008		—	0.74	to	0.59	—	—	0.30	to	0.80	(42.26)	to	(41.04)
	12/31/2007		—	1.28	to	1.00	—	—	0.30	to	0.70	8.92	to	0.41
	12/31/2006		—	1.17	to	1.17	—	—	0.30	to	0.45	10.00	to	9.84
Transamerica Morgan Stanley Mid-Cap Growth VP
	12/31/2010		106,077	1.58	to	1.13	120,856	0.13	0.30	to	0.80	33.50	to	32.84
	12/31/2009		—	1.18	to	0.85	—	—	0.30	to	0.80	60.08	to	59.29
	12/31/2008		—	0.74	to	0.54	—	—	0.30	to	0.80	(46.45)	to	(46.43)
	12/31/2007		—	1.38	to	1.10	—	—	0.30	to	0.70	22.17	to	9.76
	12/31/2006		—	1.13	to	1.12	—	—	0.30	to	0.45	9.58	to	9.41
Transamerica International Moderate Growth VP
	12/31/2010		1,101,860	1.02	to	0.87	997,667	2.46	0.30	to	1.30	10.17	to	8.83
	12/31/2009		1,222,025	0.93	to	0.92	1,010,600	2.57	0.30	to	1.30	29.30	to	29.11
	12/31/2008		364,504	0.72	to	0.63	239,866	2.32	0.30	to	1.30	(36.31)	to	(37.28)
	12/31/2007		193,701	1.13	to	1.02	206,662	0.68	0.30	to	0.70	8.37	to	2.13
	12/31/2006	(1)	83,657	1.04	to	1.04	87,039	—	0.30	to	0.45	4.09	to	3.99
Transamerica Small/Mid Cap Value VP
	12/31/2010		146,414	1.25	to	1.01	149,132	0.84	0.30	to	0.80	30.02	to	29.38
	12/31/2009		35,990	0.96	to	0.78	28,267	4.52	0.30	to	0.80	42.78	to	42.08
	12/31/2008	(1)	—	0.67	to	0.55	—	—	0.30	to	0.80	(32.90)	to	(44.87)
Transamerica ProFunds UltraBear Fund - SC OAM
	12/31/2010		91,781	0.41	to	0.41	37,787	—	0.50	to	0.80	(27.12)	to	(27.34)
	12/31/2009	(1)	—	0.57	to	0.56	—	—	0.50	to	0.80	(43.39)	to	(43.50)
Transamerica BlackRock Global Allocation VP - SC
	12/31/2010		641,163	1.32	to	1.32	845,324	0.62	0.60	to	0.90	9.12	to	8.80
	12/31/2009	(1)	—	1.21	to	1.21	—	—	0.60	to	0.90	21.12	to	20.87
Transamerica BlackRock Tactical Allocation VP - SC
	12/31/2010		49,583	1.34	to	1.34	66,569	0.48	0.50	to	0.80	10.69	to	10.36
	12/31/2009	(1)	—	1.21	to	1.21	—	—	0.50	to	0.80	21.49	to	21.25
Transamerica Index 50 VP SC
	12/31/2010		886,988	1.06	to	1.02	921,527	1.75	0.30	to	1.30	10.36	to	9.27
	12/31/2009		58,681	0.96	to	0.93	55,394	0.12	0.30	to	1.30	16.18	to	15.04
	12/31/2008	(1)	—	0.82	to	0.81	—	—	0.30	to	1.30	(17.57)	to	(18.79)

122

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Index 75 VP SC
	12/31/2010		2,775,574	$1.01	to	$0.97	$2,737,489	1.17%	0.30%	to	1.30%	12.67%	to	11.55%
	12/31/2009		2,538,454	0.89	to	0.87	2,230,999	0.53	0.30	to	1.30	22.81	to	21.60
	12/31/2008	(1)	425,362	0.73	to	0.72	305,577	—	0.30	to	1.30	(27.25)	to	(28.47)
Transamerica Efficient Markets VP
	12/31/2010		40,918	1.36	to	1.34	55,494	0.57	0.50	to	1.30	11.82	to	10.94
	12/31/2009		40,585	1.22	to	1.21	49,315	0.05	0.50	to	1.30	17.28	to	16.35
	12/31/2008	(1)	—	1.04	to	1.04	—	—	0.50	to	1.30	3.83	to	3.71
Transamerica Foxhall Emerging Markets/Pacific Rim VP
	12/31/2010		11,042	1.04	to	1.04	11,472	0.33	0.50	to	0.80	2.86	to	2.56
	12/31/2009	(1)	—	1.01	to	1.01	—	—	0.50	to	0.80	1.99	to	1.96
Transamerica Foxhall Global Conservative VP
	12/31/2010		16,344	0.92	to	0.91	15,022	0.15	0.50	to	1.30	(6.56)	to	(7.30)
	12/31/2009	(1)	—	0.98	to	0.98	—	—	0.50	to	1.30	(1.04)	to	(1.13)
Transamerica Foxhall Global Growth VP
	12/31/2010		—	1.06	to	1.05	—	—	0.50	to	0.80	4.86	to	4.55
	12/31/2009	(1)	—	1.01	to	1.01	—	—	0.50	to	0.80	1.89	to	1.85
Transamerica Foxhall Global Hard Asset VP
	12/31/2010		35,923	1.01	to	1.01	36,361	0.16	0.50	to	0.80	2.59	to	2.28
	12/31/2009	(1)	—	0.99	to	0.99	—	—	0.50	to	0.80	0.04	to	0.01
Transamerica Hanlon Balanced VP
	12/31/2010		127,812	0.98	to	0.98	125,264	0.39	0.50	to	0.80	(3.94)	to	(4.23)
	12/31/2009	(1)	—	1.02	to	1.02	—	—	0.50	to	0.80	2.37	to	2.34
Transamerica Hanlon Growth and Income VP
	12/31/2010		11,294	1.00	to	0.99	11,248	1.28	0.50	to	0.80	(2.60)	to	(2.89)
	12/31/2009	(1)	—	1.02	to	1.02	—	—	0.50	to	0.80	2.64	to	2.60
Transamerica Hanlon Growth VP
	12/31/2010		163,675	1.01	to	1.01	165,079	1.27	0.50	to	0.80	(1.20)	to	(1.49)
	12/31/2009	(1)	—	1.02	to	1.02	—	—	0.50	to	0.80	2.62	to	2.58
Transamerica Hanlon Managed Income VP
	12/31/2010		446,380	1.00	to	1.00	446,286	0.20	0.50	to	0.80	(0.38)	to	(0.68)
	12/31/2009	(1)	—	1.00	to	1.00	—	—	0.50	to	0.80	0.49	to	0.45
Transamerica Index 100 VP
	12/31/2010		—	1.17	to	1.16	—	—	0.50	to	0.80	13.84	to	13.50
	12/31/2009	(1)	—	1.03	to	1.03	—	—	0.50	to	0.80	2.54	to	2.51

123

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Index 35 VP
	12/31/2010		31,803	$1.09	to	$1.08	$34,549	0.03%	0.50%	to	1.30%	8.88%	to	8.02%
	12/31/2009	(1)	—	1.00	to	1.00	—	—	0.50	to	1.30	(0.06)	to	(0.15)
Transamerica JP Morgan Midcap Value VP
	12/31/2010		5,667	1.26	to	1.26	7,128	2.34	0.50	to	0.80	22.21	to	21.85
	12/31/2009	(1)	—	1.03	to	1.03	—	—	0.50	to	0.80	4.63	to	4.60
Invesco V.I. Basic Value - Series II
	12/31/2010		—	0.89	to	0.88	—	—	0.30	to	0.45	6.63	to	6.47
	12/31/2009		—	0.83	to	0.83	—	—	0.30	to	0.45	47.30	to	47.08
	12/31/2008		—	0.56	to	0.56	—	—	0.30	to	0.45	(52.05)	to	(52.12)
	12/31/2007		—	1.18	to	1.17	—	—	0.30	to	0.45	1.06	to	0.91
	12/31/2006		—	1.16	to	1.16	—	—	0.30	to	0.45	12.60	to	12.44
Invesco V.I. Capital Appreciation Fund-Series II
	12/31/2010		—	0.97	to	0.97	—	—	0.30	to	0.45	14.86	to	14.69
	12/31/2009		—	0.85	to	0.84	—	—	0.30	to	0.45	20.36	to	20.18
	12/31/2008		—	0.70	to	0.70	—	—	0.30	to	0.45	(42.80)	to	(42.88)
	12/31/2007		—	1.23	to	1.23	—	—	0.30	to	0.45	11.40	to	11.23
	12/31/2006		—	1.10	to	1.10	—	—	0.30	to	0.45	5.74	to	5.58
AllianceBernstein Growth and Income Class B
	12/31/2010		—	1.00	to	0.99	—	—	0.30	to	0.45	12.46	to	12.29
	12/31/2009		—	0.89	to	0.88	—	—	0.30	to	0.45	19.99	to	19.81
	12/31/2008		—	0.74	to	0.73	—	—	0.30	to	0.45	(40.87)	to	(40.96)
	12/31/2007		—	1.25	to	1.24	—	—	0.30	to	0.45	4.54	to	4.39
	12/31/2006		—	1.19	to	1.19	—	—	0.30	to	0.45	16.64	to	16.46
AllianceBernstein Large Cap Growth Class B
	12/31/2010		—	1.09	to	1.08	—	—	0.30	to	0.45	9.50	to	9.34
	12/31/2009		—	0.99	to	0.99	—	—	0.30	to	0.45	36.70	to	36.49
	12/31/2008		—	0.73	to	0.72	—	—	0.30	to	0.45	(40.00)	to	(40.09)
	12/31/2007		—	1.21	to	1.21	—	—	0.30	to	0.45	13.27	to	13.10
	12/31/2006		—	1.07	to	1.07	—	—	0.30	to	0.45	(0.94)	to	(1.08)
AllianceBernstein Balanced Wealth Strategy
	12/31/2010		26,373	1.37	to	1.35	36,098	0.08	0.70	to	1.50	9.53	to	8.67
	12/31/2009		97	1.25	to	1.24	120	—	0.70	to	1.50	23.59	to	22.61
	12/31/2008	(1)	—	1.01	to	1.01	—	—	0.70	to	1.50	1.44	to	1.33

124

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Franklin Templeton VIP Founding Funds Allocation
	12/31/2010		274,437	$1.40	to	$1.38	$383,085	2.23%	0.65%	to	1.45%	9.53%	to	8.66%
	12/31/2009		269,938	1.28	to	1.27	344,908	9.58	0.65	to	1.45	29.22	to	28.21
	12/31/2008	(1)	—	0.99	to	0.99	—	—	0.65	to	1.45	(0.83)	to	(0.94)
NVIT Developing Markets Fund
	12/31/2010		73,742	1.05	to	0.79	58,467	—	0.30	to	0.80	15.79	to	15.22
	12/31/2009		7,721	0.91	to	0.68	6,710	0.81	0.30	to	0.80	61.74	to	60.94
	12/31/2008		—	0.56	to	0.43	—	1.12	0.30	to	0.80	(57.99)	to	(57.45)
	12/31/2007	(1)	—	1.34	to	1.28	—	—	0.30	to	0.70	33.83	to	28.23
Janus Aspen–Enterprise
	12/31/2010		—	1.44	to	1.43	—	—	0.30	to	0.45	25.14	to	24.96
	12/31/2009		—	1.15	to	1.15	—	—	0.30	to	0.45	44.01	to	43.80
	12/31/2008		—	0.80	to	0.80	—	—	0.30	to	0.45	(44.02)	to	(44.11)
	12/31/2007		—	1.43	to	1.43	—	—	0.30	to	0.45	21.37	to	21.19
	12/31/2006		—	1.18	to	1.18	—	—	0.30	to	0.45	12.97	to	12.80
Janus Aspen–Worldwide
	12/31/2010		—	1.15	to	1.14	—	—	0.30	to	0.45	15.17	to	15.00
	12/31/2009		—	1.00	to	0.99	—	—	0.30	to	0.45	36.99	to	36.79
	12/31/2008		—	0.73	to	0.73	—	—	0.30	to	0.45	(44.97)	to	(45.06)
	12/31/2007		—	1.33	to	1.32	—	—	0.30	to	0.45	9.03	to	8.87
	12/31/2006		—	1.22	to	1.21	—	—	0.30	to	0.45	17.58	to	17.41
MFS® New Discovery Series
	12/31/2010		—	1.54	to	1.53	—	—	0.30	to	0.45	35.53	to	35.33
	12/31/2009		—	1.14	to	1.13	—	—	0.30	to	0.45	62.43	to	62.19
	12/31/2008		—	0.70	to	0.70	—	—	0.30	to	0.45	(39.70)	to	(39.79)
	12/31/2007		—	1.16	to	1.16	—	—	0.30	to	0.45	1.94	to	1.79
	12/31/2006		—	1.14	to	1.14	—	—	0.30	to	0.45	12.59	to	12.43
MFS® Total Return Series
	12/31/2010		—	1.15	to	1.14	—	—	0.30	to	0.45	9.30	to	9.14
	12/31/2009		—	1.05	to	1.04	—	—	0.30	to	0.45	17.37	to	17.20
	12/31/2008		—	0.89	to	0.89	—	—	0.30	to	0.45	(22.55)	to	(22.67)
	12/31/2007		—	1.15	to	1.15	—	—	0.30	to	0.45	3.62	to	3.47
	12/31/2006		—	1.11	to	1.11	—	—	0.30	to	0.45	11.29	to	11.12

125

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity VIP Contrafund
	12/31/2010		137,340	$1.23	to	$0.93	$132,647	1.31%	0.30%	to	0.80%	16.58%	to	16.29%
	12/31/2009		156,631	1.06	to	1.05	128,521	—	0.30	to	0.80	35.06	to	34.86
	12/31/2008		65,666	0.64	to	0.78	41,350	1.12	0.30	to	0.80	(42.86)	to	(34.72)
	12/31/2007		62,464	1.12	to	1.10	69,511	2.48	0.30	to	0.70	16.95	to	9.96
	12/31/2006		2,872	1.17	to	1.17	3,361	7.74	0.30	to	0.45	11.10	to	10.93
Fidelity VIP Equity-Income
	12/31/2010		14,015	1.05	to	0.86	12,053	4.31	0.30	to	0.80	14.57	to	14.24
	12/31/2009		—	0.92	to	0.91	—	—	0.30	to	0.80	29.50	to	29.30
	12/31/2008		—	0.55	to	0.58	—	—	0.30	to	0.80	(42.98)	to	(41.95)
	12/31/2007		—	0.95	to	0.94	—	—	0.30	to	0.70	0.97	to	—
	12/31/2006		—	1.23	to	1.23	—	—	0.30	to	0.45	19.57	to	19.39
Fidelity VIP Growth
	12/31/2010		8,918	1.14	to	0.87	7,796	0.45	0.30	to	0.80	23.49	to	23.19
	12/31/2009		4,501	0.92	to	0.92	3,191	—	0.30	to	0.80	27.58	to	27.39
	12/31/2008		—	0.63	to	0.56	—	—	0.30	to	0.80	(47.47)	to	(44.49)
	12/31/2007		—	1.20	to	1.18	—	—	0.30	to	0.70	26.28	to	17.84
	12/31/2006		—	1.09	to	1.09	—	—	0.30	to	0.45	6.25	to	6.10
Fidelity VIP Mid Cap
	12/31/2010		3,804	1.46	to	1.08	4,126	0.26	0.30	to	0.80	28.19	to	27.81
	12/31/2009		18,995	1.14	to	1.13	16,080	—	0.30	to	0.80	39.33	to	39.13
	12/31/2008		—	0.65	to	0.61	—	—	0.30	to	0.80	(39.79)	to	(39.24)
	12/31/2007		—	1.07	to	1.05	—	—	0.30	to	0.70	14.99	to	5.29
	12/31/2006		—	1.18	to	1.18	—	—	0.30	to	0.45	12.07	to	11.90
Fidelity VIP Value Strategies
	12/31/2010		6,354	1.21	to	0.98	6,276	0.49	0.30	to	0.80	25.96	to	25.63
	12/31/2009		—	0.96	to	0.95	—	—	0.30	to	0.80	56.68	to	56.45
	12/31/2008		—	0.46	to	0.50	—	—	0.30	to	0.80	(51.43)	to	(49.91)
	12/31/2007		—	0.94	to	0.92	—	—	0.30	to	0.70	5.12	to	—
	12/31/2006		—	1.20	to	1.20	—	—	0.30	to	0.45	15.66	to	15.49
Fidelity VIP Balanced
	12/31/2010		68,422	1.09	to	1.04	71,934	1.08	0.30	to	1.30	17.40	to	16.25
	12/31/2009		76,021	0.93	to	0.89	68,398	3.14	0.30	to	1.30	37.91	to	36.55
	12/31/2008	(1)	—	0.67	to	0.65	—	—	0.30	to	1.30	(32.91)	to	(34.72)

126

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Wanger International
	12/31/2010		102,665	$1.07	to	$0.99	$102,368	2.77%	0.30%	to	0.80%	24.55%	to	23.93%
	12/31/2009		57,140	0.86	to	0.80	45,896	3.88	0.30	to	0.80	49.33	to	48.59
	12/31/2008		—	0.58	to	0.54	—	—	0.30	to	0.80	(45.76)	to	(46.09)
	12/31/2007	(1)	—	1.06	to	1.05	—	—	0.30	to	0.70	6.45	to	4.69
Wanger USA
	12/31/2010		75,070	1.03	to	1.04	78,736	—	0.30	to	0.80	22.98	to	22.37
	12/31/2009		9,683	0.84	to	0.85	8,283	—	0.30	to	0.80	41.80	to	41.10
	12/31/2008		—	0.59	to	0.60	—	—	0.30	to	0.80	(39.87)	to	(39.57)
	12/31/2007	(1)	—	0.98	to	0.96	—	—	0.30	to	0.70	(1.90)	to	(3.58)
Vanguard - Equity Index
	12/31/2010		381,944	0.91	to	0.92	350,978	1.19	0.30	to	0.80	14.57	to	14.00
	12/31/2009		149,577	0.79	to	0.80	119,884	2.49	0.30	to	0.80	26.07	to	25.44
	12/31/2008		110,945	0.63	to	0.64	70,517	1.29	0.30	to	0.80	(37.12)	to	(35.91)
	12/31/2007	(1)	31,348	1.00	to	0.98	30,883	—	0.30	to	0.70	(0.13)	to	(1.61)
Vanguard - International
	12/31/2010		407,933	0.98	to	0.88	365,965	1.34	0.30	to	0.80	15.38	to	14.81
	12/31/2009		276,426	0.85	to	0.77	216,767	3.71	0.30	to	0.80	42.36	to	41.65
	12/31/2008		205,083	0.60	to	0.54	114,062	1.37	0.30	to	0.80	(45.08)	to	(45.72)
	12/31/2007	(1)	68,260	1.08	to	1.06	72,564	—	0.30	to	0.70	8.34	to	6.20
Vanguard - Mid-Cap Index
	12/31/2010		165,913	0.99	to	1.00	165,969	0.40	0.30	to	0.80	24.99	to	24.38
	12/31/2009		50,388	0.79	to	0.80	40,453	1.79	0.30	to	0.80	39.95	to	39.26
	12/31/2008		61,729	0.57	to	0.57	35,528	—	0.30	to	0.80	(41.99)	to	(42.52)
	12/31/2007	(1)	—	0.97	to	0.96	—	—	0.30	to	0.70	(2.51)	to	(4.15)
Vanguard - REIT Index
	12/31/2010		83,414	0.84	to	0.92	76,260	1.81	0.30	to	0.80	27.87	to	27.23
	12/31/2009		42,142	0.65	to	0.72	30,029	6.04	0.30	to	0.80	28.76	to	28.12
	12/31/2008		49,762	0.51	to	0.56	26,945	0.61	0.30	to	0.80	(37.43)	to	(43.86)
	12/31/2007	(1)	6,373	0.81	to	0.81	5,161	—	0.30	to	0.70	(18.79)	to	(19.12)
Vanguard - Short-Term Investment Grade
	12/31/2010		1,001,708	1.19	to	1.12	1,142,487	2.05	0.30	to	0.80	4.90	to	4.38
	12/31/2009		529,984	1.13	to	1.07	581,909	4.61	0.30	to	0.80	13.52	to	12.96
	12/31/2008		557,876	1.00	to	0.95	540,744	1.98	0.30	to	0.80	(3.75)	to	(5.34)
	12/31/2007	(1)	137,624	1.04	to	1.03	142,458	—	0.30	to	0.70	3.65	to	3.40

127

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard - Total Bond Market Index
	12/31/2010		622,534	$1.23	to	$1.14	$731,307	2.90%	0.30%	to	0.80%	6.18%	to	5.66%
	12/31/2009		529,418	1.16	to	1.08	596,967	4.45	0.30	to	0.80	5.62	to	5.10
	12/31/2008		408,345	1.10	to	1.03	445,117	2.06	0.30	to	0.80	4.91	to	2.60
	12/31/2007	(1)	111,695	1.05	to	1.05	116,892	—	0.30	to	0.70	4.70	to	4.54
American Funds Asset Allocation Fund
	12/31/2010		79,690	1.13	to	1.12	89,625	3.31	0.80	to	1.60	11.61	to	10.73
	12/31/2009	(1)	—	1.01	to	1.01	—	—	0.80	to	1.60	1.95	to	1.94
American Funds Bond Fund
	12/31/2010		22,010	1.05	to	1.04	23,102	4.55	0.80	to	1.60	5.60	to	4.77
	12/31/2009	(1)	—	0.99	to	0.99	—	—	0.80	to	1.60	(0.61)	to	(0.62)
American Funds Growth & Income Fund
	12/31/2010		—	1.12	to	1.11	—	—	0.80	to	1.10	10.54	to	10.21
	12/31/2009	(1)	—	1.01	to	1.01	—	—	0.80	to	1.10	2.28	to	2.27
American Funds Growth Fund
	12/31/2010		—	1.18	to	1.18	—	—	0.80	to	1.10	17.74	to	17.39
	12/31/2009	(1)	—	1.00	to	1.00	—	—	0.80	to	1.10	1.77	to	1.76
American Funds International Fund
	12/31/2010		29,311	1.04	to	1.04	30,576	2.47	0.80	to	1.10	6.38	to	6.07
	12/31/2009	(1)	—	0.98	to	0.98	—	—	0.80	to	1.10	(0.15)	to	(0.16)
GE Investments Total Return Fund
	12/31/2010		15,422	1.09	to	1.08	16,813	1.76	0.70	to	1.50	8.61	to	7.75
	12/31/2009	(1)	—	1.00	to	1.00	—	—	0.70	to	1.50	1.60	to	1.60

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

128

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

4. Financial Highlights (continued)

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
.50%	May 1, 2007
.55%	May 1, 2007
.75%	May 1, 2007
.80%	January 22, 2008
1.30%	January 22, 2008

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2010 Total Return Range
Transamerica PIMCO Total Return VP	5.56% to 6.87%
Transamerica Balanced VP	13.57% to 23.75%
Transamerica AllianceBernstein Dynamic Allocation VP	5.01% to 8.96%
Transamerica U.S. Government Securities VP	2.89% to 4.09%
Fidelity VIP Contrafund	16.29% to 16.87%
Fidelity VIP Equity-Income	14.24% to 14.80%
Fidelity VIP Growth	23.19% to 23.80%
Fidelity VIP Mid Cap	27.81% to 28.45%
Fidelity VIP Value Strategies	25.63% to 26.25%

129

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

5. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses. TLIC also deducts an annual charge, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from .15% to 1.15% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the Separate Account. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following funds are assessed a daily charge for fund facilitation fees:

Subaccount	Facilitation Fee Assessed
AllianceBernstein Balanced Wealth Strategy	0.20%
Franklin Templeton Founding Funds Allocation	0.15%
American Funds – Asset Allocation Fund	0.30%
American Funds – Bond Fund	0.30%
American Funds – Growth Fund	0.30%
American Funds – Growth & Income Fund	0.30%
American Funds – International Fund	0.30%
GE Investments Total Return Fund	0.20%
Transamerica BlackRock Global Allocation VP	0.10%

6. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

130

Transamerica Life Insurance Company

Separate Account VA X

Notes to Financial Statements

Year Ended December 31, 2010

8. Fair Value Measurements and Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

131

PART C OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(2)		Not Applicable.

	(3)	(a)	Amended and Reinstated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 22.

		(a)(1)	Amendment No. 6 to Principal Underwriting Agreement. Note 22.

		(3)(a)(2)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 28

		(b)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 2.

	(3)	(b)(1)	Form of Broker/Dealer Supervision and Sales Agreement by and between TCI Securities Corporation and the Broker/Dealer. Note 31.

	(3)	(c)	Form of Broker/Dealer Life Insurance Company product sales agreement. Note 31.

	(3)	(d)	Amended and Reinstated Principal Underwriting Agreement between Transamerica Capital, Inc and Transamerica Life Insurance Company. Note 43.

	(4)	(a)	Form of Policy. Note 3.

		(b)	Form of Rider (Additional Death Distribution). Note 4.

		(c)	Form of Rider (Initial Payment Guarantee). Note 4.

		(d)	Form of Rider (GPS). Note 5.

		(e)	Form of Rider (5 For Life). Note 6.

		(f)	Form of Death Benefit Rider (Return of Premium). Note 7.

		(g)	Form of Policy Rider (ADD+). Note 8.

		(h)	Form of Policy. Note 7.

		(i)	Form of Policy rider (Return of Premium). Note 7.

		(j)	Form of Policy rider (Annual Step-Up). Note 7.

		(k)	Form of Policy rider (RIC). Note 29.

		(l)	Form of Endorsement (Fund Facilitation Fee). Note 33.

		(m)	Form of Policy Rider (Retirement Income Choice-Double Withdrawal Base Benefit). Note 33.

		(n)	Form of Policy Rider (Retirement Income Choice 1.2). Note 37.

		(o)	Form of Policy Rider (Retirement Income Choice 1.4). Note 38.

		(p)	Form of Policy Rider (Income Link) Note 41.

	(4)	(q)	Form of Policy Rider (Retirement Income Max). Note 43.

	(5)	(a)	Form of Application. Note 23.

	(5)	(b)	Form of Application. Note 26.

		(c)	Form of Application. Note 38.

	(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 9.

		(b)	ByLaws of Transamerica Life Insurance Company. Note 9.

	(7)		Reinsurance Agreement. Note 10.

	(7)	(a)	Reinsurance agreement between Transamerica Life Insurance & Annuity Company and Swiss RE Life & Health America Inc. dated January 2, 1998. Note 37.

	(7)	(b)	Reinsurance agreement between Transamerica Occidental Life Insurance Company and North American Reassurance Company dated July 1, 1994. Note 37.

	(7)	(c)	Reinsurance Agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 37.

	(7)	(c)1	Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 37.

	(7)	(d)	Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity & Life International Insurance Company (Bermuda) Limited initial dated April 1, 2001, Amended and Restated – May 1, 2007. Note 37.

	(7)	(e)	Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 31, 2008. Note 37.

	(7)	(f)	Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company dated July 1, 2007. Note 37.

	(7)	(g)	Reinsurance Agreement between Union Hamilton Reinsurance Ltd. And Scottish Annuity & Life International Insurance Company (Bermuda) Ltd. And Transamerica Life Insurance Company dated June 30, 2008. Note 40.

	(8)	(a)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 11.

	(8)	(a)(1)	Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 9.

(8)	(a)(2)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 4

(8)	(a)(3)	Amendment No. 28 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 3

(8)	(a)(4)	Amendment No. 31 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 10

(8)	(a)(5)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 8

(8)	(a)(6)	Amendment No. 33 to Participation Agreement (ATST). Note 23

(8)	(a)(7)	Amendment No. 34 to Participation Agreement (ATST). Note 26

(8)	(a)(8)	Amendment No. 36 to Participation Agreement (TST). Note 32

(8)	(a)(9)	Amendment No. 38 to Participation Agreement (TST). Note 35.

(8)	(a)(10)	Amendment No. 40 to Participation Agreement (TST). Note 37.

(8)	(a)(11)	Amendment No. 41 to Participation Agreement (TST). Note 39.

(8)	(a)(12)	Amendment No. 42 to Participation Agreement (TST). Note 40.

(8)	(a)(13)	Amendment No. 43 to Participation Agreement (TST). Note 42.

(8)	(a)(14)	Amendment No. 44 to Participation Agreement (TST). Note 44.

(8)	(b)	Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation. Note 12

(8)	(b)(1)	Amendment No. 13 to Participation Agreement (AIM). Note 23

(8)	(b)(2)	Amendment to Participation Agreement (AIM/INVESCO). Note 41.

(8)	(c)	Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company and AFSG Securities Corporation. Note 13

(8)	(c)(1)	Amendment No. 1 to Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 14

(8)	(c)(2)	Amendment No. 5 to Participation Agreement (Alliance). Note 23

(8)	(c)(3)	Amendment to Participation Agreement (Alliance Bernstein). Note 35.

(8)	(d)	Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 13

(8)	(d)(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 15

(8)	(d)(2)	Amendment No. 8 to Participation Agreement (Janus). Note 23

(8)	(e)	Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Transamerica Life Insurance Company and Massachusetts Financial Services Company. Note 16

(8)	(e)(1)	Amendment No. 8 to Participation Agreement (MFS). Note 23

(8)	(f)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 17

(8)	(f)(1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 3

(8)	(f)(2)	Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 3

(8)	(f)(3)	Amendment No. 3 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 3

(8)	(f)(4)	Amendment No. 4 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 18

(8)	(f)(5)	Amendment No. 11 to Participation Agreement (Fidelity). Note 23

(8)	(g)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 17

(8)	(g)(1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 3

(8)	(g)(2)	Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 3

(8)	(g)(3)	Amendment No. 3 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 3

(8)	(g)(4)	Amendment No. 4 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 18

(8)	(g)(5)	Amendment No. 11 to Participation Agreement (Fidelity). Note 23

(8)	(h)	Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19

(8)	(h)(1)	Amendment to Participation Agreement among Variable Insurance Products III, Fidelity Distributions Corporation, and PFL Life Insurance Company. Note 3

(8)	(h)(2)	Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 18

(8)	(h)(3)	Amendment No. 8 to Participation Agreement (Fidelity). Note 23

(8)	(i)	Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 24

(8)	(j)	Fund Participation Agreement (Gartmore). Note 31.

(8)	(k)	Participation Agreement (Vanguard). Note 27.

(8)	(k)(1)	Amendment No. 1 to Participation Agreement. Note 27

(8)	(k)(2)	Amendment No. 2 to Participation Agreement. Note 27

(8)	(k)(3)	Amendment No. 4 to Participation Agreement. Note 30

(8)	(k)(4)	Amendment No. 5 to Participation Agreement. Note 32.

(8)	(l)	Participation Agreement (Wanger). Note 25.

(8)	(l)(1)	Amendment No. 3 to the Participation Agreement. Note 30

(8)	(m)	Amended and Restated Participation Agreement (Franklin). Note 37.

(8)	(m)(1)	Amendment No. 3 to Amended and Restated Participation Agreement. Note 35.

	(m)(2)	Amendment No. 4 to Amended and Restated Participation Agreement. Note 43.

(8)	(n)	Participation Agreement among Transamerica Life Insurance Company; AMERICAN FUNDS INSURANCE SERIES, and CAPITAL RESEARCH AND MANAGEMENT COMPANY (“CRMC”). Note 39.

	(n)(1)	Amendment No. 2 to Participation Agreement (AMERICAN FUNDS). Note 39.

	(n)(2)	Amendment No. 4 to Participation Agreement (AMERICAN FUNDS). Note 39.

(8)	(o)	Participation Agreement By and Among Transamerica Life Insurance Company and GE Investments Funds, INC. and GE Investment Distributors, INC. and GE Asset Management Incorporated. Note 39.

(9)	(a)	Opinion and Consent of Counsel. Note 45.

(9)	(b)	Consent of Counsel. Note 45.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 45.

	(b)	Opinion and Consent of Actuary. Note 24

(11)		Not applicable.

(12)		Not applicable.

(13)		Performance Data Calculations. Note 24

(14)		Powers of Attorney. Craig D. Vermie, Arthur C. Schneider, Eric J. Martin, Brenda K. Clancy, Mark Mullin, Darryl D. Button. Note 44.

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-116562) on June 17, 2004.

Note 2.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-87792) on May 8, 2002.

Note 3.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-109580) on December 30, 2003.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 25 to form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.

Note 5.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-109913) on October 23, 2003.

Note 6.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-116562) on July 26, 2004.

Note 7.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-110049) on October 29, 2003.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 5 to form N-4 Registration Statement (File No. 333-109580) on April 27, 2005.

Note 9.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.

Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 5 to form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 3 to form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.

Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 11 to form N-4 Registration Statement (File No. 333-7509) on January 18, 2002.

Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 22 to form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.

Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-87792) April 30,2003.

Note 17.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

Note 18.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.

Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

Note 20.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-109580) on October 9, 2003.

Note 21.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-116562) on June 17, 2004.

Note 22.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-125817) on June 15, 2005.

Note 23.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-125817) on August 29, 2005.

Note 24.	Filed with Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-125817) on April 27, 2006.

Note 25.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (333-62738) dated October 11, 2002.

Note 26.	Filed with Post-Effective Amendment No. 3 to form N-4 Registration Statement (File No. 333-125817) on December 26, 2006

Note 27.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-109579) filed on January 16, 2004.

Note 28.	Filed with Post-Effective Amendment No. 4 to form N-4 Registration Statement (File No. 333-125817) on April 27, 2007.

Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-131987) filed on September 21, 2007.

Note 30.	Filed with Post-Effective Amendment No. 5 to form N-4 Registration Statement (File No. 333-125817) on December 21, 2007.

Note 31.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.

Note 32.	Filed with Post-Effective Amendment No. 8 to N-4 Registration Statement (File No. 333-125817) on April 30, 2008.

Note 33.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.

Note 34.	Filed with Post-Effective Amendment No. 41 to Form N-4 Registration Statement (File No. 33-33085) dated April 26, 2007.

Note 35.	Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 333-125817) filed on November 6, 2008.

Note 36.	Incorporated herein by Reference to Initial Filing to Form N-4 Registration Statement (File No. 333-156259) filed on December 18, 2008.

Note 37.	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-125817) on April 30, 2009.

Note 38.	Incorporated herein by Reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-142762) on August 31, 2009.

Note 39.	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-125817) on November 19, 2009.

Note 40.	Filed with Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-125817) filed on April 26, 2010.

Note 41.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-125817) filed on August 6, 2010.

Note 42.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.

Note 43.	Incorporated herein by reference to Post-Effective No. 50 to Form N-4 Registration Statement (File No. 33-33085) filed on February 15, 2011.

Note 44.	Filed with Post-Effective No.17 to Form N-4 Registration Statement (File No. 333-125817) filed on April 4, 2011.

Note 45.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Mark W. Mullin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Chief Executive Officer

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Tax Officer

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Senior Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, President and Chairman of the Board

Darryl D. Button 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Executive Vice President and Chief Financial Officer

Item 26.	Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 168,250,001 shares of Common Stock; 1,500 shares of Series III Preferred stock; 2 shares of Series II Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B—Series I Preferred stock.	Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans
AEGON Core Mortgage Fund, LP	Delaware	General Partner—AEGON-CMF GP, LLC	Investment in mortgages
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

As of 1/1/2011	Page 1

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (90.2543%) ; Monumental Life Insurance Company (9.7457%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member—AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

As of 1/1/2011	Page 2

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners—Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property
Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.
Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AUSACAN LP	Canada	General Partner—AUSA Holding Co. (1%); Limited Partner—AEGON USA, LLC (99%)	Inter-company lending and general business
Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency
Clark, LLC	Delaware	Sole Member—Diverisified Investment Advisors, Inc.	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer
Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

As of 1/1/2011	Page 3

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership
FD TLIC, LIMITED LIABILITY COMPANY	New York	100% Transamerica Life Insurance Company	Broadway production
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

As of 1/1/2011	Page 4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Real estate investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

As of 1/1/2011	Page 5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

As of 1/1/2011	Page 6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware	Sole Member—Garnet Community Investments XXVIII, LLC	Real estate investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Managing Member—Garnet Community Investments XXIX, LLC	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Managing Member—Garnet Community Investments XXX, LLC	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Horizons Acquisition 5, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved
Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

As of 1/1/2011	Page 7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member—Life Investors Financial Group, Inc.	Direct sales of term life insurance
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
PSL Acquisitions, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

As of 1/1/2011	Page 8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management
Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote—AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

As of 1/1/2011	Page 9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member—Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TAH Pentagon Funds, LLC	Iowa	Sole Member—Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Investor Member: Monumental Life Insurance Company	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member—Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
THH Acquisitions, LLC	Iowa	Sole Member—Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member—Transamerica International Holdings, Inc.	Holding company
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Tradition Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Irrigation company
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

As of 1/1/2011	Page 10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Consultants Private Limited	India	100% AEGON DMS Holding B.V.	Marketing consultant
Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Holding company

As of 1/1/2011	Page 11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda—— will primarily write fixed universal life and term insurance
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc.—sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company—sole Member	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding Co.	Third party administrator

As of 1/1/2011	Page 12

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

As of 1/1/2011	Page 13

Item 27. Number of Contract Owners

As of February 28, 2011 there were 211 Contract owners.

Item 28. Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA EE, Separate Account VA FF, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Swank, Thomas A.	(1)	Director

Michael Brandsma	(2)	Director, President and Chief Financial Officer

Hopewell, David W.	(1)	Director

Barkdoll, Tamara D.	(2)	Assistant Secretary

Burke, Erin K.	(1)	Assistant Secretary

Angle, Amy	(3)	Assistant Vice President

Belanger, Elizabeth	(5)	Assistant Vice President

Cullem-Fiore, Margaret A.	(4)	Assistant Vice President

Fischer, John	(4)	Assistant Vice President

Gallagher, Dennis P	(4)	Assistant Vice President

Mossman, Shelley A.	(1)	Assistant Vice President

Post-Rissin, Christy	(4)	Assistant Vice President

Smith, Brenda L.	(4)	Assistant Vice President

Smith, Darin D.	(1)	Assistant Vice President

Wachendorf, Lisa	(1)	Assistant Vice President

Woods, Arthur D.	(4)	Assistant Vice President

John, Courtney	(2)	Chief Compliance Officer and Vice President

Bostwick, Blake S.	(2)	Chief Marketing Officer and Chief Operations Officer

Paulsen, David R.	(1)	Chief Sales Officer

Camp, Frank A.	(1)	Secretary

Wright, Karen R.	(3)	Treasurer

Heburn, Karen D.	(4)	Vice President

Hodgson, Wesley J.	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S. Syracuse St., Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	440 Mammaroneck Avenue, Harrison, NY 10528

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$9,953,556	0	0	0

(1)	Fiscal Year 2010

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 13th day of April, 2011.

SEPARATE ACCOUNT VA X

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Mark W. Mullin	Director and Chief Executive Officer	, 2011

* Craig D. Vermie	Director, Senior Vice President, Secretary and General Counsel	, 2011

* Arthur C. Schneider	Director, Senior Vice President and Chief Tax Officer	, 2011

* Eric J. Martin	Senior Vice President and Corporate Controller	, 2011

* Brenda K. Clancy	Director, President and Chairman of the Board	, 2011

* Darryl Button	Director, Executive Vice President and Chief Financial Officer	, 2011

/s/ Shane E. Daly Shane E. Daly	Assistant Vice President and Assistant Secretary	April 13, 2011

*	By: Shane E. Daly - Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No. 333-125817

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

FLEXIBLE PREMIUM VARIABLE ANNUITY - I

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.